UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM
N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03981

Exact name of registrant as specified in charter:	Prudential World Fund, Inc.

Address of principal executive offices:	655 Broad Street, 6 th Floor Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French 655 Broad Street, 6 th Floor Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2026

Date of reporting period:	4/30/2026

Item 1 – Reports to Stockholders
(a) Report transmitted to stockholders pursuant to Rule
30e-1
under the Act (17 CFR
270.30e-1).

PGIM Jennison Emerging Markets Equity
Opportunities Fund
Class A:
PDEAX
SEMIANNUAL SHAREHOLDER REPORT – A
p
ril 30, 2
026
This
semiannual shareholder report
contains important information about the Class A shares of the PGIM Jennison Emerging Markets Equity
Opportunities Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Emerging Markets Equity Opportunities Fund—Class A	$72	1.30%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?

Fund’s net assets	$ 950,633,248
Number of fund holdings	40
Portfolio turnover rate for the period	64%
MF225E2A

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	20.9%
Electrical Equipment	9.2%
Metals & Mining	9.1%
Electronic Equipment, Instruments & Components	6.9%
Technology Hardware, Storage & Peripherals	6.1%
Capital Markets	6.1%
Aerospace & Defense	6.0%
Machinery	5.2%
Banks	3.5%
Oil, Gas & Consumable Fuels	2.9%
Broadline Retail	2.0%
Biotechnology	1.7%
Industry Classification	% of Net Assets
Interactive Media & Services	1.5%
Life Sciences Tools & Services	1.1%
Automobiles	0.8%
Software	0.8%
Affiliated Mutual Fund - Short-Term Investment (0.4% represents investments purchased with collateral from securities on loan)	0.4%
84.2%
Other assets in excess of liabilities	15.8%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request
this
information
by
contacting
us at (800) 225-
1852
or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Jennison Emerging Markets Equity Opportunities Fund

SHARE CLASS	A
NASDAQ	PDEAX
CUSIP	743969644
MF225E2A

PGIM Jennison Emerging Markets Equity
Opportunities Fund
Class C:
PDECX
SEMIANNUAL SHAREHOLDER REPORT –
April
30, 2026
This
semiannual shareholder report
contains important information about the Class C shares of the
PGIM
Jennison Emerging Markets Equity
Opportunities Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Emerging Markets Equity Opportunities Fund—Class C	$114	2.05%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?

Fund’s net assets	$ 950,633,248
Number of fund holdings	40
Portfolio turnover rate for the period	64%
MF225E2C

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	20.9%
Electrical Equipment	9.2%
Metals & Mining	9.1%
Electronic Equipment, Instruments & Components	6.9%
Technology Hardware, Storage & Peripherals	6.1%
Capital Markets	6.1%
Aerospace & Defense	6.0%
Machinery	5.2%
Banks	3.5%
Oil, Gas & Consumable Fuels	2.9%
Broadline Retail	2.0%
Biotechnology	1.7%
Industry Classification	% of Net Assets
Interactive Media & Services	1.5%
Life Sciences Tools & Services	1.1%
Automobiles	0.8%
Software	0.8%
Affiliated Mutual Fund - Short-Term Investment (0.4% represents investments purchased with collateral from securities on loan)	0.4%
84.2%
Other assets in excess of liabilities	15.8%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by
contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Jennison Emerging Markets Equity Opportunities Fund

SHARE CLASS	C
NASDAQ	PDECX
CUSIP	743969636
MF225E2C

PGIM Jennison Emerging Markets Equity
Opportunities Fund
Class Z:
PDEZX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2026
Thi
s
semiannual shareholder report
contains important information about the Class Z
shares
of the PGIM Jennison Emerging Markets Equity
Opportunities Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Emerging Markets Equity Opportunities Fund—Class Z	$59	1.05%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?

Fund’s net assets	$ 950,633,248
Number of fund holdings	40
Portfolio turnover rate for the period	64%
MF225E2Z

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	20.9%
Electrical Equipment	9.2%
Metals & Mining	9.1%
Electronic Equipment, Instruments & Components	6.9%
Technology Hardware, Storage & Peripherals	6.1%
Capital Markets	6.1%
Aerospace & Defense	6.0%
Machinery	5.2%
Banks	3.5%
Oil, Gas & Consumable Fuels	2.9%
Broadline Retail	2.0%
Biotechnology	1.7%
Industry Classification	% of Net Assets
Interactive Media & Services	1.5%
Life Sciences Tools & Services	1.1%
Automobiles	0.8%
Software	0.8%
Affiliated Mutual Fund - Short-Term Investment (0.4% represents investments purchased with collateral from securities on loan)	0.4%
84.2%
Other assets in excess of liabilities	15.8%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this
information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Jennison Emerging Markets Equity Opportunities Fund

SHARE CLASS	Z
NASDAQ	PDEZX
CUSIP	743969610
MF225E2Z

PGIM Jennison Emerging Markets Equity
Opportunities Fund
Class R6:
PDEQX
SEMIANNUAL
SHAREHOLDER REPORT – April 30, 2026
This
semiannual shareholder report
contains important information about the Class R6 shares of the PGIM Jennison Emerging Markets Equity
Opportunities Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Emerging Markets Equity Opportunities Fund—Class R6	$55	0.98%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?

Fund’s net assets	$ 950,633,248
Number of fund holdings	40
Portfolio turnover rate for the period	64%
MF225E2R6

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	20.9%
Electrical Equipment	9.2%
Metals & Mining	9.1%
Electronic Equipment, Instruments & Components	6.9%
Technology Hardware, Storage & Peripherals	6.1%
Capital Markets	6.1%
Aerospace & Defense	6.0%
Machinery	5.2%
Banks	3.5%
Oil, Gas & Consumable Fuels	2.9%
Broadline Retail	2.0%
Biotechnology	1.7%
Industry Classification	% of Net Assets
Interactive Media & Services	1.5%
Life Sciences Tools & Services	1.1%
Automobiles	0.8%
Software	0.8%
Affiliated Mutual Fund - Short-Term Investment (0.4% represents investments purchased with collateral from securities on loan)	0.4%
84.2%
Other assets in excess of liabilities	15.8%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting
us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Jennison Emerging Markets Equity Opportunities Fund

SHARE CLASS	R6
NASDAQ	PDEQX
CUSIP	743969628
MF225E2R6

PGIM Jennison Global Infrastructure Fund
Class A:
PGJAX
SEMIANNUAL SHAREHOLDER REPORT – April 30,
2026
This
semiannual shareholder report
contains important information about the Class A shares of the PGIM Jennison Global Infrastructure Fund
(the “Fund”) for the period of November 1, 2025 to April 30, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Global Infrastructure Fund—Class A	$80	1.51%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?

Fund’s net assets	$ 73,229,477
Number of fund holdings	55
Portfolio turnover rate for the period	39%
MF217E2A

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Industry Classification	% of Net Assets
Electric Utilities	26.1%
Oil, Gas & Consumable Fuels	15.4%
Multi-Utilities	14.2%
Transportation Infrastructure	9.5%
Ground Transportation	8.8%
Construction & Engineering	8.1%
Independent Power & Renewable Electricity Producers	5.4%
Gas Utilities	4.0%
Industry Classification	% of Net Assets
Specialized REITs	3.2%
Affiliated Mutual Fund - Short-Term Investment	2.7%
IT Services	2.0%
Commercial Services & Supplies	0.8%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request
this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Jennison Global Infrastructure Fund

SHARE CLASS	A
NASDAQ	PGJAX
CUSIP	743969792
MF217E2A

PGIM Jennison Global Infrastructure Fund
Class C:
PGJCX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2026
This
semiannual shareholder report
contains important information about the Class C shares of the PGIM Jennison Global Infrastructure Fund
(the “Fund”) for the period of November 1, 2025 to April 30, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Global Infrastructure Fund—Class C	$120	2.26%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?

Fund’s net assets	$ 73,229,477
Number of fund holdings	55
Portfolio turnover rate for the period	39%
MF217E2C

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Industry Classification	% of Net Assets
Electric Utilities	26.1%
Oil, Gas & Consumable Fuels	15.4%
Multi-Utilities	14.2%
Transportation Infrastructure	9.5%
Ground Transportation	8.8%
Construction & Engineering	8.1%
Independent Power & Renewable Electricity Producers	5.4%
Gas Utilities	4.0%
Industry Classification	% of Net Assets
Specialized REITs	3.2%
Affiliated Mutual Fund - Short-Term Investment	2.7%
IT Services	2.0%
Commercial Services & Supplies	0.8%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us
at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Jennison Global Infrastructure Fund

SHARE CLASS	C
NASDAQ	PGJCX
CUSIP	743969784
MF217E2C

PGIM Jennison Global Infrastructure Fund
Class Z:
PGJZX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2026
This
semiannual shareholder report
contains important information about the Class Z shares of the PGIM Jennison Global Infrastructure Fund
(the “Fund”) for the period of November 1, 2025 to April 30, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Global Infrastructure Fund—Class Z	$63	1.18%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?

Fund’s net assets	$ 73,229,477
Number of fund holdings	55
Portfolio turnover rate for the period	39%
MF217E2Z

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Industry Classification	% of Net Assets
Electric Utilities	26.1%
Oil, Gas & Consumable Fuels	15.4%
Multi-Utilities	14.2%
Transportation Infrastructure	9.5%
Ground Transportation	8.8%
Construction & Engineering	8.1%
Independent Power & Renewable Electricity Producers	5.4%
Gas Utilities	4.0%
Industry Classification	% of Net Assets
Specialized REITs	3.2%
Affiliated Mutual Fund - Short-Term Investment	2.7%
IT Services	2.0%
Commercial Services & Supplies	0.8%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Jennison Global Infrastructure Fund

SHARE CLASS	Z
NASDAQ	PGJZX
CUSIP	743969776
MF217E2Z

PGIM Jennison Global Infrastructure Fund
Class R6:
PGJQX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2026
This
semiannual shareholder report
contains important information about the Class R6 shares of the PGIM Jennison Global Infrastructure Fund
(the “Fund”) for the period of November 1, 2025 to April 30, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Global Infrastructure Fund—Class R6	$63	1.18%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?

Fund’s net assets	$ 73,229,477
Number of fund holdings	55
Portfolio turnover rate for the period	39%
MF217E2R6

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Industry Classification	% of Net Assets
Electric Utilities	26.1%
Oil, Gas & Consumable Fuels	15.4%
Multi-Utilities	14.2%
Transportation Infrastructure	9.5%
Ground Transportation	8.8%
Construction & Engineering	8.1%
Independent Power & Renewable Electricity Producers	5.4%
Gas Utilities	4.0%
Industry Classification	% of Net Assets
Specialized REITs	3.2%
Affiliated Mutual Fund - Short-Term Investment	2.7%
IT Services	2.0%
Commercial Services & Supplies	0.8%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Jennison Global Infrastructure Fund

SHARE CLASS	R6
NASDAQ	PGJQX
CUSIP	743969560
MF217E2R6

PGIM Jennison Global Opportunities Fund
Class A:
PRJAX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2026
This
semiannual shareholder report
contains
im
portant information about the Class A shares of the PGIM Jennison Global Opportunities Fund
(the “Fund”) for the period of November 1, 2025 to April 30, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Global Opportunities Fund—Class A	$53	1.08%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?

Fund’s net assets	$ 4,646,951,291
Number of fund holdings	40
Portfolio turnover rate for the period	49%
MF214E2A

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	25.8%
Electrical Equipment	13.5%
Interactive Media & Services	9.0%
Textiles, Apparel & Luxury Goods	5.7%
Aerospace & Defense	5.6%
IT Services	5.6%
Broadline Retail	5.0%
Pharmaceuticals	4.3%
Software	4.1%
Entertainment	3.7%
Specialty Retail	3.4%
Affiliated Mutual Fund - Short-Term Investment (3.3% represents investments purchased with collateral from securities on loan)	3.4%
Industry Classification	% of Net Assets
Technology Hardware, Storage & Peripherals	3.3%
Electronic Equipment, Instruments & Components	2.6%
Consumer Staples Distribution & Retail	2.4%
Personal Care Products	2.3%
Banks	1.2%
Capital Markets	0.7%
Health Care Equipment & Supplies	0.6%
Automobiles	0.6%
102.8%
Liabilities in excess of other assets	(2.8)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Jennison Global Opportunities Fund

SHARE CLASS	A
NASDAQ	PRJAX
CUSIP	743969719
MF214E2A

PGIM Jennison Global Opportunities Fund
Class C:
PRJCX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2026
This
semiannual shareholder report
contains important information about the Class C shares of the PGIM Jennison Global Opportunities Fund
(the “Fund”) for the period of November 1, 2025 to April 30, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Global Opportunities Fund—Class C	$95	1.95%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?

Fund’s net assets	$ 4,646,951,291
Number of fund holdings	40
Portfolio turnover rate for the period	49%
MF214E2C

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	25.8%
Electrical Equipment	13.5%
Interactive Media & Services	9.0%
Textiles, Apparel & Luxury Goods	5.7%
Aerospace & Defense	5.6%
IT Services	5.6%
Broadline Retail	5.0%
Pharmaceuticals	4.3%
Software	4.1%
Entertainment	3.7%
Specialty Retail	3.4%
Affiliated Mutual Fund - Short-Term Investment (3.3% represents investments purchased with collateral from securities on loan)	3.4%
Industry Classification	% of Net Assets
Technology Hardware, Storage & Peripherals	3.3%
Electronic Equipment, Instruments & Components	2.6%
Consumer Staples Distribution & Retail	2.4%
Personal Care Products	2.3%
Banks	1.2%
Capital Markets	0.7%
Health Care Equipment & Supplies	0.6%
Automobiles	0.6%
102.8%
Liabilities in excess of other assets	(2.8)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Jennison Global Opportunities Fund

SHARE CLASS	C
NASDAQ	PRJCX
CUSIP	743969693
MF214E2C

PGIM Jennison Global Opportunities Fund
Class Z:
PRJZX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2026
This
semiannual shareholder report
contains important information about the Class Z shares of the PGIM Jennison Global Opportunities Fund
(the “Fund”) for the period of November 1, 2025 to April 30, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Global Opportunities Fund—Class Z	$47	0.96%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?

Fund’s net assets	$ 4,646,951,291
Number of fund holdings	40
Portfolio turnover rate for the period	49%
MF214E2Z

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	25.8%
Electrical Equipment	13.5%
Interactive Media & Services	9.0%
Textiles, Apparel & Luxury Goods	5.7%
Aerospace & Defense	5.6%
IT Services	5.6%
Broadline Retail	5.0%
Pharmaceuticals	4.3%
Software	4.1%
Entertainment	3.7%
Specialty Retail	3.4%
Affiliated Mutual Fund - Short-Term Investment (3.3% represents investments purchased with collateral from securities on loan)	3.4%
Industry Classification	% of Net Assets
Technology Hardware, Storage & Peripherals	3.3%
Electronic Equipment, Instruments & Components	2.6%
Consumer Staples Distribution & Retail	2.4%
Personal Care Products	2.3%
Banks	1.2%
Capital Markets	0.7%
Health Care Equipment & Supplies	0.6%
Automobiles	0.6%
102.8%
Liabilities in excess of other assets	(2.8)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and
enroll
.
PGIM Jennison Global Opportunities Fund

SHARE CLASS	Z
NASDAQ	PRJZX
CUSIP	743969685
MF214E2Z

PGIM Jennison Global Opportunities Fund
Class R2:
PRJBX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2026
This
semiannual shareholder report
contains important information about the Class R2 shares of the PGIM Jennison Global Opportunities Fund
(the “Fund”) for the period of November 1, 2025 to April 30, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Global Opportunities Fund—Class R2	$65	1.34%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?

Fund’s net assets	$ 4,646,951,291
Number of fund holdings	40
Portfolio turnover rate for the period	49%
MF214E2R2

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	25.8%
Electrical Equipment	13.5%
Interactive Media & Services	9.0%
Textiles, Apparel & Luxury Goods	5.7%
Aerospace & Defense	5.6%
IT Services	5.6%
Broadline Retail	5.0%
Pharmaceuticals	4.3%
Software	4.1%
Entertainment	3.7%
Specialty Retail	3.4%
Affiliated Mutual Fund - Short-Term Investment (3.3% represents investments purchased with collateral from securities on loan)	3.4%
Industry Classification	% of Net Assets
Technology Hardware, Storage & Peripherals	3.3%
Electronic Equipment, Instruments & Components	2.6%
Consumer Staples Distribution & Retail	2.4%
Personal Care Products	2.3%
Banks	1.2%
Capital Markets	0.7%
Health Care Equipment & Supplies	0.6%
Automobiles	0.6%
102.8%
Liabilities in excess of other assets	(2.8)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and
enroll
.
PGIM Jennison Global Opportunities Fund

SHARE CLASS	R2
NASDAQ	PRJBX
CUSIP	743969438
MF214E2R2

PGIM Jennison Global Opportunities Fund
Class R4:
PRJDX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2026
This
semiannual shareholder report
contains important information about the Class R4 shares of the PGIM Jennison Global Opportunities Fund
(the “Fund”) for the period of November 1, 2025 to April 30, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Global Opportunities Fund—Class R4	$53	1.09%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?

Fund’s net assets	$ 4,646,951,291
Number of fund holdings	40
Portfolio turnover rate for the period	49%
MF214E2R4

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS
OF
4/30/2026?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	25.8%
Electrical Equipment	13.5%
Interactive Media & Services	9.0%
Textiles, Apparel & Luxury Goods	5.7%
Aerospace & Defense	5.6%
IT Services	5.6%
Broadline Retail	5.0%
Pharmaceuticals	4.3%
Software	4.1%
Entertainment	3.7%
Specialty Retail	3.4%
Affiliated Mutual Fund - Short-Term Investment (3.3% represents investments purchased with collateral from securities on loan)	3.4%
Industry Classification	% of Net Assets
Technology Hardware, Storage & Peripherals	3.3%
Electronic Equipment, Instruments & Components	2.6%
Consumer Staples Distribution & Retail	2.4%
Personal Care Products	2.3%
Banks	1.2%
Capital Markets	0.7%
Health Care Equipment & Supplies	0.6%
Automobiles	0.6%
102.8%
Liabilities in excess of other assets	(2.8)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and
enroll
.
PGIM Jennison Global Opportunities Fund

SHARE CLASS	R4
NASDAQ	PRJDX
CUSIP	743969420
MF214E2R4

PGIM Jennison Global Opportunities Fund
Class R6:
PRJQX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2026
This
semiannual shareholder report
contains important information about the Class R6 shares of the PGIM Jennison Global Opportunities Fund
(the “Fund”) for the period of November 1, 2025 to April 30, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Global Opportunities Fund—Class R6	$40	0.83%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?

Fund’s net assets	$ 4,646,951,291
Number of fund holdings	40
Portfolio turnover rate for the period	49%
MF214E2R6

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/
2026
?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	25.8%
Electrical Equipment	13.5%
Interactive Media & Services	9.0%
Textiles, Apparel & Luxury Goods	5.7%
Aerospace & Defense	5.6%
IT Services	5.6%
Broadline Retail	5.0%
Pharmaceuticals	4.3%
Software	4.1%
Entertainment	3.7%
Specialty Retail	3.4%
Affiliated Mutual Fund - Short-Term Investment (3.3% represents investments purchased with collateral from securities on loan)	3.4%
Industry Classification	% of Net Assets
Technology Hardware, Storage & Peripherals	3.3%
Electronic Equipment, Instruments & Components	2.6%
Consumer Staples Distribution & Retail	2.4%
Personal Care Products	2.3%
Banks	1.2%
Capital Markets	0.7%
Health Care Equipment & Supplies	0.6%
Automobiles	0.6%
102.8%
Liabilities in excess of other assets	(2.8)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting
us at (800) 225-1852
or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Jennison Global Opportunities Fund

SHARE CLASS	R6
NASDAQ	PRJQX
CUSIP	743969594
MF214E2R6

PGIM Jennison International Opportunities Fund
Class A:
PWJAX
SEMIANNUAL SHAREHOLDER REPORT
– April
30, 2026
This
semiannual shareholder report
contains important information about the Class A shares of the PGIM Jennison International Opportunities
Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison International Opportunities Fund—Class A	$54	1.09%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?

Fund’s net assets	$ 4,805,385,366
Number of fund holdings	41
Portfolio turnover rate for the period	40%
MF215E2A

WHAT ARE SOME CHARACTERISTICS OF THE
FUND’S
HOLDINGS AS OF 4/30/2026?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	25.2%
Aerospace & Defense	16.6%
Electrical Equipment	10.0%
Textiles, Apparel & Luxury Goods	7.7%
Pharmaceuticals	5.9%
Electronic Equipment, Instruments & Components	5.2%
Technology Hardware, Storage & Peripherals	4.0%
Affiliated Mutual Fund - Short-Term Investment (0.8% represents investments purchased with collateral from securities on loan)	3.3%
Biotechnology	2.9%
Specialty Retail	2.8%
Banks	2.6%
Life Sciences Tools & Services	2.6%
Industry Classification	% of Net Assets
Personal Care Products	2.5%
IT Services	2.0%
Software	2.0%
Wireless Telecommunication Services	1.9%
Hotels, Restaurants & Leisure	1.5%
Entertainment	1.0%
Interactive Media & Services	0.9%
Broadline Retail	0.7%
Automobiles	0.5%
101.8%
Liabilities in excess of other assets	(1.8)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Jennison International Opportunities Fund

SHARE CLASS	A
NASDAQ	PWJAX
CUSIP	743969677
MF215E2A

PGIM Jennison International Opportunities Fund
Class C:
PWJCX
SEMIANNUAL SHAREHOLDER REPORT – A
pril
30, 2026
This
semiannual shareholder report
contains important information about the Class C shares of the PGIM Jennison International Opportunities
Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison International Opportunities Fund—Class C	$94	1.91%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?

Fund’s net assets	$ 4,805,385,366
Number of fund holdings	41
Portfolio turnover rate for the period	40%
MF215E2C

WHAT ARE SOME CHARACTERISTICS OF THE
FUND’S
HOLDINGS AS OF 4/30/2026?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	25.2%
Aerospace & Defense	16.6%
Electrical Equipment	10.0%
Textiles, Apparel & Luxury Goods	7.7%
Pharmaceuticals	5.9%
Electronic Equipment, Instruments & Components	5.2%
Technology Hardware, Storage & Peripherals	4.0%
Affiliated Mutual Fund - Short-Term Investment (0.8% represents investments purchased with collateral from securities on loan)	3.3%
Biotechnology	2.9%
Specialty Retail	2.8%
Banks	2.6%
Life Sciences Tools & Services	2.6%
Industry Classification	% of Net Assets
Personal Care Products	2.5%
IT Services	2.0%
Software	2.0%
Wireless Telecommunication Services	1.9%
Hotels, Restaurants & Leisure	1.5%
Entertainment	1.0%
Interactive Media & Services	0.9%
Broadline Retail	0.7%
Automobiles	0.5%
101.8%
Liabilities in excess of other assets	(1.8)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Jennison International Opportunities Fund

SHARE CLASS	C
NASDAQ	PWJCX
CUSIP	743969669
MF215E2C

PGIM Jennison International Opportunities Fund
Class R:
PWJRX
SEMIANNUAL SHAREHOLDER R
EP
ORT – April 30, 2026
This
semiannual shareholder report
contains important information about the Class R shares of the PGIM Jennison International Opportunities
Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison International Opportunities Fund—Class R	$71	1.45%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?

Fund’s net assets	$ 4,805,385,366
Number of fund holdings	41
Portfolio turnover rate for the period	40%
MF215E2R

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S
HOLDINGS
AS OF 4/30/2026?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	25.2%
Aerospace & Defense	16.6%
Electrical Equipment	10.0%
Textiles, Apparel & Luxury Goods	7.7%
Pharmaceuticals	5.9%
Electronic Equipment, Instruments & Components	5.2%
Technology Hardware, Storage & Peripherals	4.0%
Affiliated Mutual Fund - Short-Term Investment (0.8% represents investments purchased with collateral from securities on loan)	3.3%
Biotechnology	2.9%
Specialty Retail	2.8%
Banks	2.6%
Life Sciences Tools & Services	2.6%
Industry Classification	% of Net Assets
Personal Care Products	2.5%
IT Services	2.0%
Software	2.0%
Wireless Telecommunication Services	1.9%
Hotels, Restaurants & Leisure	1.5%
Entertainment	1.0%
Interactive Media & Services	0.9%
Broadline Retail	0.7%
Automobiles	0.5%
101.8%
Liabilities in excess of other assets	(1.8)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Jennison International Opportunities Fund

SHARE CLASS	R
NASDAQ	PWJRX
CUSIP	743969487
MF215E2R

PGIM Jennison International Opportunities Fund
Class Z:
PWJZX
SEMIANNUAL SHAREHOLDER REPORT – A
pril
30, 2026
This
semiannual shareholder report
contains important information about the Class Z shares of the PGIM Jennison International Opportunities
Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison International Opportunities Fund—Class Z	$44	0.90%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?

Fund’s net assets	$ 4,805,385,366
Number of fund holdings	41
Portfolio turnover rate for the period	40%
MF215E2Z

WHAT ARE SOME
CHARACTERISTICS
OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	25.2%
Aerospace & Defense	16.6%
Electrical Equipment	10.0%
Textiles, Apparel & Luxury Goods	7.7%
Pharmaceuticals	5.9%
Electronic Equipment, Instruments & Components	5.2%
Technology Hardware, Storage & Peripherals	4.0%
Affiliated Mutual Fund - Short-Term Investment (0.8% represents investments purchased with collateral from securities on loan)	3.3%
Biotechnology	2.9%
Specialty Retail	2.8%
Banks	2.6%
Life Sciences Tools & Services	2.6%
Industry Classification	% of Net Assets
Personal Care Products	2.5%
IT Services	2.0%
Software	2.0%
Wireless Telecommunication Services	1.9%
Hotels, Restaurants & Leisure	1.5%
Entertainment	1.0%
Interactive Media & Services	0.9%
Broadline Retail	0.7%
Automobiles	0.5%
101.8%
Liabilities in excess of other assets	(1.8)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Jennison International Opportunities Fund

SHARE CLASS	Z
NASDAQ	PWJZX
CUSIP	743969651
MF215E2Z

PGIM Jennison International Opportunities Fund
Class R2:
PWJBX
SEMIANNUAL SHAREHOLDER REPORT –
April
30, 2026
This
semiannual shareholder report
contains important information about the Class R2 shares of the PGIM Jennison International Opportunities
Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison International Opportunities Fund—Class R2	$66	1.34%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?

Fund’s net assets	$ 4,805,385,366
Number of fund holdings	41
Portfolio turnover rate for the period	40%
MF215E2R2

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S
HOLDINGS
AS OF 4/30/2026?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	25.2%
Aerospace & Defense	16.6%
Electrical Equipment	10.0%
Textiles, Apparel & Luxury Goods	7.7%
Pharmaceuticals	5.9%
Electronic Equipment, Instruments & Components	5.2%
Technology Hardware, Storage & Peripherals	4.0%
Affiliated Mutual Fund - Short-Term Investment (0.8% represents investments purchased with collateral from securities on loan)	3.3%
Biotechnology	2.9%
Specialty Retail	2.8%
Banks	2.6%
Life Sciences Tools & Services	2.6%
Industry Classification	% of Net Assets
Personal Care Products	2.5%
IT Services	2.0%
Software	2.0%
Wireless Telecommunication Services	1.9%
Hotels, Restaurants & Leisure	1.5%
Entertainment	1.0%
Interactive Media & Services	0.9%
Broadline Retail	0.7%
Automobiles	0.5%
101.8%
Liabilities in excess of other assets	(1.8)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Jennison International Opportunities Fund

SHARE CLASS	R2
NASDAQ	PWJBX
CUSIP	743969412
MF215E2R2

PGIM Jennison International Opportunities Fund
Class R4:
PWJDX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2026
This
semiannual shareholder report
contains important information about the Class R4 shares of the PGIM Jennison International Opportunities
Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison International Opportunities Fund—Class R4	$54	1.09%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?

Fund’s net assets	$ 4,805,385,366
Number of fund holdings	41
Portfolio turnover rate for the period	40%
MF215E2R4

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	25.2%
Aerospace & Defense	16.6%
Electrical Equipment	10.0%
Textiles, Apparel & Luxury Goods	7.7%
Pharmaceuticals	5.9%
Electronic Equipment, Instruments & Components	5.2%
Technology Hardware, Storage & Peripherals	4.0%
Affiliated Mutual Fund - Short-Term Investment (0.8% represents investments purchased with collateral from securities on loan)	3.3%
Biotechnology	2.9%
Specialty Retail	2.8%
Banks	2.6%
Life Sciences Tools & Services	2.6%
Industry Classification	% of Net Assets
Personal Care Products	2.5%
IT Services	2.0%
Software	2.0%
Wireless Telecommunication Services	1.9%
Hotels, Restaurants & Leisure	1.5%
Entertainment	1.0%
Interactive Media & Services	0.9%
Broadline Retail	0.7%
Automobiles	0.5%
101.8%
Liabilities in excess of other assets	(1.8)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852
or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Jennison International Opportunities Fund

SHARE CLASS	R4
NASDAQ	PWJDX
CUSIP	743969396
MF215E2R4

PGIM Jennison International Opportunities Fund
Class R6:
PWJQX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2026
This
semiannual shareholder report
contains important information about the Class R6 shares of the PGIM Jennison International Opportunities
Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison International Opportunities Fund—Class R6	$41	0.84%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?

Fund’s net assets	$ 4,805,385,366
Number of fund holdings	41
Portfolio turnover rate for the period	40%
MF215E2R6

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	25.2%
Aerospace & Defense	16.6%
Electrical Equipment	10.0%
Textiles, Apparel & Luxury Goods	7.7%
Pharmaceuticals	5.9%
Electronic Equipment, Instruments & Components	5.2%
Technology Hardware, Storage & Peripherals	4.0%
Affiliated Mutual Fund - Short-Term Investment (0.8% represents investments purchased with collateral from securities on loan)	3.3%
Biotechnology	2.9%
Specialty Retail	2.8%
Banks	2.6%
Life Sciences Tools & Services	2.6%
Industry Classification	% of Net Assets
Personal Care Products	2.5%
IT Services	2.0%
Software	2.0%
Wireless Telecommunication Services	1.9%
Hotels, Restaurants & Leisure	1.5%
Entertainment	1.0%
Interactive Media & Services	0.9%
Broadline Retail	0.7%
Automobiles	0.5%
101.8%
Liabilities in excess of other assets	(1.8)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and
enroll.
PGIM Jennison International Opportunities Fund

SHARE CLASS	R6
NASDAQ	PWJQX
CUSIP	743969586
MF215E2R6

PGIM Quant Solutions International Equity Fund
Class A:
PJRAX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2026
This
semiannual shareholder report
contains important information about the Class A shares of the PGIM Quant Solutions International Equity
Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions International Equity Fund—Class A	$70	1.31%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?

Fund’s net assets	$ 430,972,734
Number of fund holdings	397
Portfolio turnover rate for the period	57%
MF190E2A

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Industry Classification	% of Net Assets
Banks	16.1%
Semiconductors & Semiconductor Equipment	10.7%
Metals & Mining	5.6%
Oil, Gas & Consumable Fuels	5.4%
Pharmaceuticals	4.4%
Insurance	3.6%
Electrical Equipment	3.4%
Aerospace & Defense	3.1%
Electronic Equipment, Instruments & Components	3.1%
Technology Hardware, Storage & Peripherals	2.8%
Capital Markets	2.5%
Machinery	2.4%
Automobiles	2.3%
Affiliated Mutual Fund - Short-Term Investment (0.2% represents investments purchased with collateral from securities on loan)	2.0%
Unaffiliated Exchange-Traded Fund - Equity	2.0%
Specialty Retail	1.6%
Chemicals	1.6%
IT Services	1.4%
Consumer Staples Distribution & Retail	1.3%
Gas Utilities	1.3%
Diversified Telecommunication Services	1.3%
Food Products	1.3%
Wireless Telecommunication Services	1.1%
Construction & Engineering	1.0%
Automobile Components	0.9%
Industry Classification	% of Net Assets
Broadline Retail	0.9%
Marine Transportation	0.9%
Industrial Conglomerates	0.9%
Health Care Providers & Services	0.8%
Trading Companies & Distributors	0.8%
Interactive Media & Services	0.8%
Independent Power & Renewable Electricity Producers	0.8%
Multi-Utilities	0.7%
Financial Services	0.7%
Electric Utilities	0.7%
Biotechnology	0.6%
Passenger Airlines	0.6%
Real Estate Management & Development	0.6%
Health Care Equipment & Supplies	0.6%
Tobacco	0.5%
Energy Equipment & Services	0.5%
Leisure Products	0.5%
Beverages	0.5%
Textiles, Apparel & Luxury Goods	0.5%
Others*	4.3%
99.4%
Other assets in excess of liabilities	0.6%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852
or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Quant Solutions International Equity Fund

SHARE CLASS	A
NASDAQ	PJRAX
CUSIP	743969859
MF190E2A

PGIM Quant Solutions International Equity Fund
Class C:
PJRCX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2026
This
semiannual shareholder report
contains important information about the Class C shares of the PGIM Quant Solutions International Equity
Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions International Equity Fund—Class C	$135	2.51%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?

Fund’s net assets	$ 430,972,734
Number of fund holdings	397
Portfolio turnover rate for the period	57%
MF190E2C

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Industry Classification	% of Net Assets
Banks	16.1%
Semiconductors & Semiconductor Equipment	10.7%
Metals & Mining	5.6%
Oil, Gas & Consumable Fuels	5.4%
Pharmaceuticals	4.4%
Insurance	3.6%
Electrical Equipment	3.4%
Aerospace & Defense	3.1%
Electronic Equipment, Instruments & Components	3.1%
Technology Hardware, Storage & Peripherals	2.8%
Capital Markets	2.5%
Machinery	2.4%
Automobiles	2.3%
Affiliated Mutual Fund - Short-Term Investment (0.2% represents investments purchased with collateral from securities on loan)	2.0%
Unaffiliated Exchange-Traded Fund - Equity	2.0%
Specialty Retail	1.6%
Chemicals	1.6%
IT Services	1.4%
Consumer Staples Distribution & Retail	1.3%
Gas Utilities	1.3%
Diversified Telecommunication Services	1.3%
Food Products	1.3%
Wireless Telecommunication Services	1.1%
Construction & Engineering	1.0%
Automobile Components	0.9%
Industry Classification	% of Net Assets
Broadline Retail	0.9%
Marine Transportation	0.9%
Industrial Conglomerates	0.9%
Health Care Providers & Services	0.8%
Trading Companies & Distributors	0.8%
Interactive Media & Services	0.8%
Independent Power & Renewable Electricity Producers	0.8%
Multi-Utilities	0.7%
Financial Services	0.7%
Electric Utilities	0.7%
Biotechnology	0.6%
Passenger Airlines	0.6%
Real Estate Management & Development	0.6%
Health Care Equipment & Supplies	0.6%
Tobacco	0.5%
Energy Equipment & Services	0.5%
Leisure Products	0.5%
Beverages	0.5%
Textiles, Apparel & Luxury Goods	0.5%
Others*	4.3%
99.4%
Other assets in excess of liabilities	0.6%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by cont
acting us at (800) 225-1852
or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Quant Solutions International Equity Fund

SHARE CLASS	C
NASDAQ	PJRCX
CUSIP	743969875
MF190E2C

PGIM Quant Solutions International Equity Fund
Class Z:
PJIZX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2026
This
semiannual shareholder report
contains important information about the Class Z shares of the PGIM Quant Solutions International Equity
Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions International Equity Fund—Class Z	$44	0.82%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?

Fund’s net assets	$ 430,972,734
Number of fund holdings	397
Portfolio turnover rate for the period	57%
MF190E2Z

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Industry Classification	% of Net Assets
Banks	16.1%
Semiconductors & Semiconductor Equipment	10.7%
Metals & Mining	5.6%
Oil, Gas & Consumable Fuels	5.4%
Pharmaceuticals	4.4%
Insurance	3.6%
Electrical Equipment	3.4%
Aerospace & Defense	3.1%
Electronic Equipment, Instruments & Components	3.1%
Technology Hardware, Storage & Peripherals	2.8%
Capital Markets	2.5%
Machinery	2.4%
Automobiles	2.3%
Affiliated Mutual Fund - Short-Term Investment (0.2% represents investments purchased with collateral from securities on loan)	2.0%
Unaffiliated Exchange-Traded Fund - Equity	2.0%
Specialty Retail	1.6%
Chemicals	1.6%
IT Services	1.4%
Consumer Staples Distribution & Retail	1.3%
Gas Utilities	1.3%
Diversified Telecommunication Services	1.3%
Food Products	1.3%
Wireless Telecommunication Services	1.1%
Construction & Engineering	1.0%
Automobile Components	0.9%
Industry Classification	% of Net Assets
Broadline Retail	0.9%
Marine Transportation	0.9%
Industrial Conglomerates	0.9%
Health Care Providers & Services	0.8%
Trading Companies & Distributors	0.8%
Interactive Media & Services	0.8%
Independent Power & Renewable Electricity Producers	0.8%
Multi-Utilities	0.7%
Financial Services	0.7%
Electric Utilities	0.7%
Biotechnology	0.6%
Passenger Airlines	0.6%
Real Estate Management & Development	0.6%
Health Care Equipment & Supplies	0.6%
Tobacco	0.5%
Energy Equipment & Services	0.5%
Leisure Products	0.5%
Beverages	0.5%
Textiles, Apparel & Luxury Goods	0.5%
Others*	4.3%
99.4%
Other assets in excess of liabilities	0.6%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852
or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Quant Solutions International Equity Fund

SHARE CLASS	Z
NASDAQ	PJIZX
CUSIP	743969883
MF190E2Z

PGIM Quant Solutions International Equity Fund
Class R6:
PJRQX
SEMIANNUAL SHAREHOLDER REPO
RT – April
30, 2026
This
semiannual shareholder report
contains important information about the Class R6 shares of the PGIM Quant Solutions International Equity
Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions International Equity Fund—Class R6	$42	0.78%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?

Fund’s net assets	$ 430,972,734
Number of fund holdings	397
Portfolio turnover rate for the period	57%
MF190E2R6

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Industry Classification	% of Net Assets
Banks	16.1%
Semiconductors & Semiconductor Equipment	10.7%
Metals & Mining	5.6%
Oil, Gas & Consumable Fuels	5.4%
Pharmaceuticals	4.4%
Insurance	3.6%
Electrical Equipment	3.4%
Aerospace & Defense	3.1%
Electronic Equipment, Instruments & Components	3.1%
Technology Hardware, Storage & Peripherals	2.8%
Capital Markets	2.5%
Machinery	2.4%
Automobiles	2.3%
Affiliated Mutual Fund - Short-Term Investment (0.2% represents investments purchased with collateral from securities on loan)	2.0%
Unaffiliated Exchange-Traded Fund - Equity	2.0%
Specialty Retail	1.6%
Chemicals	1.6%
IT Services	1.4%
Consumer Staples Distribution & Retail	1.3%
Gas Utilities	1.3%
Diversified Telecommunication Services	1.3%
Food Products	1.3%
Wireless Telecommunication Services	1.1%
Construction & Engineering	1.0%
Automobile Components	0.9%
Industry Classification	% of Net Assets
Broadline Retail	0.9%
Marine Transportation	0.9%
Industrial Conglomerates	0.9%
Health Care Providers & Services	0.8%
Trading Companies & Distributors	0.8%
Interactive Media & Services	0.8%
Independent Power & Renewable Electricity Producers	0.8%
Multi-Utilities	0.7%
Financial Services	0.7%
Electric Utilities	0.7%
Biotechnology	0.6%
Passenger Airlines	0.6%
Real Estate Management & Development	0.6%
Health Care Equipment & Supplies	0.6%
Tobacco	0.5%
Energy Equipment & Services	0.5%
Leisure Products	0.5%
Beverages	0.5%
Textiles, Apparel & Luxury Goods	0.5%
Others*	4.3%
99.4%
Other assets in excess of liabilities	0.6%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852
or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Quant Solutions International Equity Fund

SHARE CLASS	R6
NASDAQ	PJRQX
CUSIP	743969578
MF190E2R6

PGIM Emerging Markets Debt Hard Currency Fund
Class A:
PDHAX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2026
This
semiannual shareholder report
contains important information about the Class A shares of the PGIM Emerging Markets Debt Hard Currency
Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Emerging Markets Debt Hard Currency Fund—Class A	$53	1.05%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?

Fund’s net assets	$ 182,825,471
Number of fund holdings	750
Portfolio turnover rate for the period	20%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Credit Quality expressed as a percentage of total investments as of 4/30/2026 (%)
AAA	1.9
AA	4.2
A	3.4
BBB	37.1
BB	23.3
B	22.1
CCC	3.3
C	2.2
D	0.3
Not Rated	1.3
Cash/Cash Equivalents	0.9
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.
MF239E2A

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting
us at (800) 225-
1852
or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and
enroll
.
PGIM Emerging Markets Debt Hard Currency Fund

SHARE CLASS	A
NASDAQ	PDHAX
CUSIP	743969479
MF239E2A

PGIM Emerging Markets Debt Hard Currency Fund
Class C:
PDHCX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2026
This
semiannual shareholder report
contains important information about the Class C shares of the PGIM Emerging Markets Debt Hard Currency
Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Emerging Markets Debt Hard Currency Fund—Class C	$90	1.80%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?

Fund’s net assets	$ 182,825,471
Number of fund holdings	750
Portfolio turnover rate for the period	20%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Credit Quality expressed as a percentage of total investments as of 4/30/2026 (%)
AAA	1.9
AA	4.2
A	3.4
BBB	37.1
BB	23.3
B	22.1
CCC	3.3
C	2.2
D	0.3
Not Rated	1.3
Cash/Cash Equivalents	0.9
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.
MF239E2C

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Emerging Markets Debt Hard Currency Fund

SHARE CLASS	C
NASDAQ	PDHCX
CUSIP	743969461
MF239E2C

PGIM Emerging Markets Debt Hard Currency Fund
Class Z:
PDHVX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2026
This
semiannual shareholder report
contains important information about the Class Z shares of the PGIM Emerging Markets Debt Hard Currency
Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Emerging Markets Debt Hard Currency Fund—Class Z	$38	0.75%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?

Fund’s net assets	$ 182,825,471
Number of fund holdings	750
Portfolio turnover rate for the period	20%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Credit Quality expressed as a percentage of total investments as of 4/30/2026 (%)
AAA	1.9
AA	4.2
A	3.4
BBB	37.1
BB	23.3
B	22.1
CCC	3.3
C	2.2
D	0.3
Not Rated	1.3
Cash/Cash Equivalents	0.9
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.
MF239E2Z

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Emerging Markets Debt Hard Currency Fund

SHARE CLASS	Z
NASDAQ	PDHVX
CUSIP	743969446
MF239E2Z

PGIM Emerging Markets Debt Hard Currency Fund
Class R6:
PDHQX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2026
This
semiannual shareholder report
contains important information about the Class R6 shares of the PGIM Emerging Markets Debt Hard
Currency Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Emerging Markets Debt Hard Currency Fund—Class R6	$33	0.65%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?

Fund’s net assets	$ 182,825,471
Number of fund holdings	750
Portfolio turnover rate for the period	20%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Credit Quality expressed as a percentage of total investments as of 4/30/2026 (%)
AAA	1.9
AA	4.2
A	3.4
BBB	37.1
BB	23.3
B	22.1
CCC	3.3
C	2.2
D	0.3
Not Rated	1.3
Cash/Cash Equivalents	0.9
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.
MF239E2R6

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Emerging Markets Debt Hard Currency Fund

SHARE CLASS	R6
NASDAQ	PDHQX
CUSIP	743969453
MF239E2R6

PGIM Emerging Markets Debt Local Currency Fund
Class A:
EMDAX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2026
This
semiannual shareholder report
contains important information about the Class A shares of the PGIM Emerging Markets Debt Local Currency
Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Emerging Markets Debt Local Currency Fund—Class A	$56	1.13%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?

Fund’s net assets	$ 41,467,361
Number of fund holdings	554
Portfolio turnover rate for the period	17%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Credit Quality expressed as a percentage of total investments as of 4/30/2026 (%)
AAA	1.0
AA	4.6
A	18.1
BBB	48.1
BB	22.6
B	1.0
Not Rated	(1.8)
Cash/Cash Equivalents	6.4
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.
MF212E2A

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Emerging Markets Debt Local Currency Fund

SHARE CLASS	A
NASDAQ	EMDAX
CUSIP	743969750
MF212E2A

PGIM Emerging Markets Debt Local Currency Fund
Class C:
EMDCX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2026
This
semiannual shareholder report
contains important information about the Class C shares of the PGIM Emerging Markets Debt Local Currency
Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Emerging Markets Debt Local Currency Fund—Class C	$94	1.88%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?

Fund’s net assets	$ 41,467,361
Number of fund holdings	554
Portfolio turnover rate for the period	17%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Credit Quality expressed as a percentage of total investments as of 4/30/2026 (%)
AAA	1.0
AA	4.6
A	18.1
BBB	48.1
BB	22.6
B	1.0
Not Rated	(1.8)
Cash/Cash Equivalents	6.4
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.
MF212E2C

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Emerging Markets Debt Local Currency Fund

SHARE CLASS	C
NASDAQ	EMDCX
CUSIP	743969743
MF212E2C

PGIM Emerging Markets Debt Local Currency Fund
Class Z:
EMDZX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2026
This
semiannual shareholder report
contains important information about the Class Z shares of the PGIM Emerging Markets Debt Local Currency
Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request t
his information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Emerging Markets Debt Local Currency Fund—Class Z	$36	0.72%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?

Fund’s net assets	$ 41,467,361
Number of fund holdings	554
Portfolio turnover rate for the period	17%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Credit Quality expressed as a percentage of total investments as of 4/30/2026 (%)
AAA	1.0
AA	4.6
A	18.1
BBB	48.1
BB	22.6
B	1.0
Not Rated	(1.8)
Cash/Cash Equivalents	6.4
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.
MF212E2Z

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Emerging Markets Debt Local Currency Fund

SHARE CLASS	Z
NASDAQ	EMDZX
CUSIP	743969727
MF212E2Z

PGIM Emerging Markets Debt Local Currency Fund
Class R6:
EMDQX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2026
This
semiannual shareholder report
contains important information about the Class R6 shares of the PGIM Emerging Markets Debt Local
Currency Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Emerging Markets Debt Local Currency Fund—Class R6	$33	0.65%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?

Fund’s net assets	$ 41,467,361
Number of fund holdings	554
Portfolio turnover rate for the period	17%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Credit Quality expressed as a percentage of total investments as of 4/30/2026 (%)
AAA	1.0
AA	4.6
A	18.1
BBB	48.1
BB	22.6
B	1.0
Not Rated	(1.8)
Cash/Cash Equivalents	6.4
Total	100.0
Credit ratings reflect the highest rating assigned by a
nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect t he common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.
MF212E2R6

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Emerging Markets Debt Local Currency Fund

SHARE CLASS	R6
NASDAQ	EMDQX
CUSIP	743969735
MF212E2R6

(b)	Copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule – Not applicable.

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Investments – The registrant’s Schedule of Investments is included in the financial statements filed under Item 7 of this Form.

Items 7 – 11 (Refer to Report(s) below)

PRUDENTIAL WORLD FUND, INC.

PGIM Jennison Emerging Markets Equity Opportunities Fund

PGIM Jennison Global Infrastructure Fund

PGIM Jennison Global Opportunities Fund

PGIM Jennison International Opportunities Fund

PGIM Quant Solutions International Equity Fund

PGIM Emerging Markets Debt Hard Currency Fund

PGIM Emerging Markets Debt Local Currency Fund

FINANCIAL STATEMENTS AND OTHER INFORMATION

APRIL 30, 2026

Table of Contents	Financial Statements and Other Information	April 30, 2026

Form N-CSR Item 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Other Information - Form N-CSR Items 8-11

Glossary

The following abbreviations are used in the Funds’ descriptions:

BRL—Brazilian Real

CLP—Chilean Peso

CNH—Chinese Renminbi

COP—Colombian Peso

CZK—Czech Koruna

DOP—Dominican Peso

EGP—Egyptian Pound

EUR—Euro

GBP—British Pound

HUF—Hungarian Forint

IDR—Indonesian Rupiah

INR—Indian Rupee

KRW—South Korean Won

MXN—Mexican Peso

MYR—Malaysian Ringgit

NGN—Nigerian Naira

PEN—Peruvian Nuevo Sol

PHP—Philippine Peso

PLN—Polish Zloty

RON—Romanian Leu

RSD—Serbian Dinar

SGD—Singapore Dollar

THB—Thai Baht

TRY—Turkish Lira

TWD—New Taiwanese Dollar

UGX—Ugandan Shilling

USD—US Dollar

UYU—Uruguayan Peso

ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

A—Annual payment frequency for swaps

ADR—American Depositary Receipt

BARC—Barclays Bank PLC

BNP—BNP Paribas S.A.

BNY—Bank of New York Mellon

BOA—Bank of America, N.A.

BROIS—Brazil Overnight Index Swap

BUBOR—Budapest Interbank Offered Rate

CACI—Credit Agricole Corporate and Investment Bank SA

CDX—Credit Derivative Index

CGM—Citigroup Global Markets, Inc.

CITI—Citibank, N.A.

CLOIS—Sinacofi Chile Interbank Rate Average

COOIS—Colombia Overnight Interbank Reference Rate

CVA—Certificate Van Aandelen (Bearer)

DB—Deutsche Bank AG

EAFE—Europe, Australasia, Far East

EMTN—Euro Medium Term Note

ETF—Exchange-Traded Fund

GDR—Global Depositary Receipt

GMTN—Global Medium Term Note

GS—Goldman Sachs & Co. LLC

GSI—Goldman Sachs International

HSBC—HSBC Bank PLC

JIBAR—Johannesburg Interbank Agreed Rate

JPM—JPMorgan Chase Bank N.A.

JPS—J.P. Morgan Securities LLC

KLIBOR—Kuala Lumpur Interbank Offered Rate

KWCDC—Korean Won Certificate of Deposit

M—Monthly payment frequency for swaps

MIBOR—Mumbai Interbank Offered Rate

MSCI—Morgan Stanley Capital International

MSI—Morgan Stanley & Co. International PLC

MTN—Medium Term Note

NYSE—New York Stock Exchange

OTC—Over-the-counter

PJSC—Public Joint-Stock Company

PRFC—Preference Shares

PRIBOR—Prague Interbank Offered Rate

Q—Quarterly payment frequency for swaps

RBC—Royal Bank of Canada

REITs—Real Estate Investment Trust

S—Semiannual payment frequency for swaps

SCB—Standard Chartered Bank

SOFR—Secured Overnight Financing Rate

SSB—State Street Bank & Trust Company

T—Swap payment upon termination

TD—The Toronto-Dominion Bank

THOR—Thai Overnight Repurchase Rate

UAG—UBS AG

UTS—Unit Trust Security

WIBOR—Warsaw Interbank Offered Rate

XTSE—Toronto Stock Exchange

PGIM Jennison Emerging Markets Equity Opportunities Fund

Schedule of Investments (unaudited)

as of April 30, 2026

Description	Shares	Value

LONG-TERM INVESTMENTS 83.8%

COMMON STOCKS

Brazil 6.1%
Banco BTG Pactual SA, UTS	1,292,849	$ 15,516,381
Embraer SA, ADR	387,345	24,286,532
NU Holdings Ltd. (Class A Stock)*	742,344	10,749,141
XP, Inc. (Class A Stock)	379,140	7,264,322

		57,816,376

China 17.8%
Alibaba Group Holding Ltd.	1,158,973	19,101,050
CMOC Group Ltd. (Class H Stock)	6,005,149	13,730,738
Contemporary Amperex Technology Co. Ltd. (Class A Stock)	232,596	14,935,886
Contemporary Amperex Technology Co. Ltd. (Class H Stock)	92,915	7,343,632
Dongfang Electric Corp. Ltd. (Class H Stock)	3,568,548	17,876,049
Huatai Securities Co. Ltd. (Class A Stock)	3,058,772	8,619,260
Innovent Biologics, Inc., 144A*	1,406,265	16,421,565
Leader Harmonious Drive Systems Co. Ltd. (Class A Stock)	552,630	18,283,361
Minimax Group, Inc.*(a)	79,197	7,399,286
Tencent Holdings Ltd., ADR	241,302	14,724,248
Weichai Power Co. Ltd. (Class H Stock)	3,963,419	19,701,711
WuXi XDC Cayman, Inc.*	1,392,615	10,574,450

		168,711,236

Hong Kong 1.2%
Futu Holdings Ltd., ADR	75,724	11,700,115

Hungary 2.4%
OTP Bank Nyrt	169,339	22,713,259

India 2.4%
BSE Ltd.	380,866	14,710,755
Mahindra & Mahindra Ltd.	243,681	7,992,068

		22,702,823

Kazakhstan 2.9%
NAC Kazatomprom JSC, GDR	307,656	27,203,057

Mexico 3.4%
Fresnillo PLC	306,220	13,521,691
Southern Copper Corp.	110,190	18,918,521

		32,440,212

Peru 1.5%
Cia de Minas Buenaventura SAA, ADR	447,017	14,568,284

South Korea 17.1%
Doosan Enerbility Co. Ltd.*	188,226	16,404,409
Hanwha Aerospace Co. Ltd.	15,137	14,539,847
HD Hyundai Electric Co. Ltd.	35,681	30,682,765
HD Hyundai Heavy Industries Co. Ltd.	23,907	11,133,397
Samsung Electronics Co. Ltd.	384,092	57,839,527
SK hynix, Inc.	35,212	31,400,959

		162,000,904

Taiwan 24.4%
ASPEED Technology, Inc.	111,879	60,143,100

See Notes to Financial Statements.

PGIM Jennison Emerging Markets Equity Opportunities Fund 3

PGIM Jennison Emerging Markets Equity Opportunities Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Shares	Value

COMMON STOCKS (Continued)

Taiwan (cont’d.)
Delta Electronics, Inc.	557,616	$39,103,082
Elite Material Co. Ltd.	177,894	26,507,031
Jentech Precision Industrial Co. Ltd.	167,243	29,116,343
Taiwan Semiconductor Manufacturing Co. Ltd.	932,281	64,720,689
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	31,960	12,658,077

		232,248,322

Turkey 1.9%
Aselsan Elektronik Sanayi Ve Ticaret A/S	1,973,362	18,375,532

United States 2.7%
Aura Minerals, Inc.	301,594	25,566,124

TOTAL LONG-TERM INVESTMENTS
(cost $488,845,783)		796,046,244

SHORT-TERM INVESTMENTS 0.4%

AFFILIATED MUTUAL FUNDS
PGIM Core Government Money Market Fund (7-day effective yield 3.780%)(wb)	190,561	190,561
PGIM Institutional Money Market Fund (7-day effective yield 3.844%) (cost $3,928,310; includes $3,917,551 of cash collateral for securities on loan)(b)(wb)	3,931,058	3,928,700

TOTAL SHORT-TERM INVESTMENTS
(cost $4,118,871)		4,119,261

TOTAL INVESTMENTS 84.2%
(cost $492,964,654)		800,165,505
Other assets in excess of liabilities 15.8%		150,467,743

NET ASSETS 100.0%		$950,633,248

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $3,730,079; cash collateral of $3,917,551 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Brazil	$57,816,376	$—	$—
China	14,724,248	153,986,988	—
Hong Kong	11,700,115	—	—
Hungary	—	22,713,259	—

See Notes to Financial Statements.

PGIM Jennison Emerging Markets Equity Opportunities Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
India	$—	$22,702,823	$—
Kazakhstan	—	27,203,057	—
Mexico	18,918,521	13,521,691	—
Peru	14,568,284	—	—
South Korea	—	162,000,904	—
Taiwan	12,658,077	219,590,245	—
Turkey	—	18,375,532	—
United States	25,566,124	—	—
Short-Term Investments
Affiliated Mutual Funds	4,119,261	—	—

Total	$160,071,006	$640,094,499	$—

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2026 were as follows:

Semiconductors & Semiconductor Equipment	20.8%
Electrical Equipment	9.2
Metals & Mining	9.0
Electronic Equipment, Instruments & Components	6.9
Technology Hardware, Storage & Peripherals	6.1
Capital Markets	6.1
Aerospace & Defense	6.1
Machinery	5.2
Banks	3.5
Oil, Gas & Consumable Fuels	2.9
Broadline Retail	2.0
Biotechnology	1.7

Interactive Media & Services	1.6%
Life Sciences Tools & Services	1.1
Automobiles	0.8
Software	0.8
Affiliated Mutual Funds (0.4% represents investments purchased with collateral from securities on loan)	0.4

84.2
Other assets in excess of liabilities	15.8

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount

Securities on Loan	$3,730,079	$(3,730,079)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM Jennison Emerging Markets Equity Opportunities Fund 5

PGIM Jennison Emerging Markets Equity Opportunities Fund

Statement of Assets & Liabilities (unaudited)

as of April 30, 2026

Assets

Investments at value, including securities on loan of $3,730,079:
Unaffiliated investments (cost $488,845,783)	$796,046,244
Affiliated investments (cost $4,118,871)	4,119,261
Foreign currency, at value (cost $700,751)	700,695
Receivable for Fund shares sold	135,001,454
Receivable for investments sold	20,159,070
Dividends and interest receivable	1,048,007
Tax reclaim receivable	20,322
Prepaid expenses and other assets	1,935

Total Assets	957,096,988

Liabilities

Payable to broker for collateral for securities on loan	3,917,551
Payable for Fund shares purchased	1,125,528
Foreign capital gains tax liability accrued	623,945
Management fee payable	577,500
Accrued expenses and other liabilities	201,385
Distribution fee payable	10,535
Affiliated transfer agent fee payable	7,296

Total Liabilities	6,463,740

Net Assets	$950,633,248

Net assets were comprised of:
Common stock, at par	$379
Paid-in capital in excess of par	1,046,434,537
Total distributable earnings (loss)	(95,801,668)

Net assets, April 30, 2026	$950,633,248

See Notes to Financial Statements.

PGIM Jennison Emerging Markets Equity Opportunities Fund

Statement of Assets & Liabilities (unaudited) (continued)

as of April 30, 2026

Class A

Net asset value and redemption price per share, ($37,939,047 ÷ 1,552,535 shares of common stock issued and outstanding)	$24.44
Maximum sales charge (5.50% of offering price)	1.42

Maximum offering price to public	$25.86

Class C

Net asset value, offering price and redemption price per share, ($4,209,879 ÷ 186,987 shares of common stock issued and outstanding)	$22.51

Class Z

Net asset value, offering price and redemption price per share, ($364,778,035 ÷ 14,531,858 shares of common stock issued and outstanding)	$25.10

Class R6

Net asset value, offering price and redemption price per share, ($543,706,287 ÷ 21,601,492 shares of common stock issued and outstanding)	$25.17

See Notes to Financial Statements.

PGIM Jennison Emerging Markets Equity Opportunities Fund 7

PGIM Jennison Emerging Markets Equity Opportunities Fund

Statement of Operations (unaudited)

Six Months Ended April 30, 2026

Net Investment Income (Loss)

Income
Unaffiliated dividend income (net of $312,959 foreign withholding tax)	$3,082,035
Affiliated dividend income	174,917
Income from securities lending, net (including affiliated income of $27,255)	87,402

Total income	3,344,354

Expenses
Management fee	3,475,797
Distribution fee(a)	65,569
Transfer agent’s fees and expenses (including affiliated expense of $17,750)(a)	210,938
Custodian and accounting fees	109,910
Shareholders’ reports	50,220
Registration fees(a)	34,276
Professional fees	27,645
Audit fee	15,756
Directors’ fees	8,768
Miscellaneous	20,469

Total expenses	4,019,348
Less: Fee waiver and/or expense reimbursement(a)	(239,794)
Distribution fee waiver(a)	(8,015)

Net expenses	3,771,539

Net investment income (loss)	(427,185)

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $5,448)	26,589,059
Foreign currency transactions	(68,847)

26,520,212

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(5,554)) (net of change in foreign capital gains taxes $(183,522))	143,161,369
Foreign currencies	(1,228)

143,160,141

Net gain (loss) on investment and foreign currency transactions	169,680,353

Net Increase (Decrease) In Net Assets Resulting From Operations	$169,253,168

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6

Distribution fee	48,089	17,480	—	—
Transfer agent’s fees and expenses	21,789	4,990	170,672	13,487
Registration fees	7,152	4,291	12,805	10,028
Fee waiver and/or expense reimbursement	(23,046)	(8,639)	(124,066)	(84,043)
Distribution fee waiver	(8,015)	—	—	—

See Notes to Financial Statements.

PGIM Jennison Emerging Markets Equity Opportunities Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2026	Year Ended October 31, 2025

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(427,185)	$299,147
Net realized gain (loss) on investment and foreign currency transactions	26,520,212	110,581,796
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	143,160,141	(22,686,942)

Net increase (decrease) in net assets resulting from operations	169,253,168	88,194,001

Dividends and Distributions
Distributions from distributable earnings
Class A	(602,977)	—
Class C	(49,295)	—
Class Z	(6,664,603)	—
Class R6	(6,415,983)	(99,297)

	(13,732,858)	(99,297)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	361,690,796	235,503,589
Net asset value of shares issued in reinvestment of dividends and distributions	13,662,491	99,283
Cost of shares purchased	(220,680,772)	(301,136,584)

Net increase (decrease) in net assets from Fund share transactions	154,672,515	(65,533,712)

Total increase (decrease)	310,192,825	22,560,992

Net Assets:
Beginning of period	640,440,423	617,879,431

End of period	$950,633,248	$640,440,423

See Notes to Financial Statements.

PGIM Jennison Emerging Markets Equity Opportunities Fund  9

PGIM Jennison Emerging Markets Equity Opportunities Fund

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30,		Year Ended October 31,
	2026		2025		2024		2023		2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$19.98		$17.34		$12.40		$12.39		$23.66	$17.66
Income (loss) from investment operations:
Net investment income (loss)	(0.04)		(0.04	)(b)	(0.04	)(b)	(0.03	)(b)	(0.12)	(0.23)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	4.89		2.68		4.98		0.04		(11.15)	6.23
Total from investment operations	4.85		2.64		4.94		0.01		(11.27)	6.00
Less Dividends and Distributions:
Dividends from net investment income	(0.39)		-		-		-		-	-
Net asset value, end of period	$24.44		$19.98		$17.34		$12.40		$12.39	$23.66
Total Return(c):	24.84%		15.16%		39.92%		0.08%		(47.63)%	33.98%

Ratios/Supplemental Data:
Net assets, end of period (000)	$37,939		$30,695		$30,012		$24,886		$28,082	$47,683
Average net assets (000)	$32,325		$29,141		$28,592		$28,066		$36,017	$26,309
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.30	%(e)	1.30%		1.30%		1.30%		1.30%	1.33%
Expenses before waivers and/or expense reimbursement	1.49	%(e)	1.52%		1.53%		1.56%		1.54%	1.64%
Net investment income (loss)	(0.38	)%(e)	(0.23)%		(0.25)%		(0.23)%		(0.74)%	(0.98)%
Portfolio turnover rate(f)	64%		131%		70%		103%		134%	78%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Emerging Markets Equity Opportunities Fund

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended April 30,		Year Ended October 31,
	2026		2025		2024		2023		2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$18.38		$16.08		$11.58		$11.66		$22.43	$16.88
Income (loss) from investment operations:
Net investment income (loss)	(0.11)		(0.16	)(b)	(0.14	)(b)	(0.12	)(b)	(0.23)	(0.39)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	4.51		2.46		4.64		0.04		(10.54)	5.94
Total from investment operations	4.40		2.30		4.50		(0.08)		(10.77)	5.55
Less Dividends and Distributions:
Dividends from net investment income	(0.27)		-		-		-		-	-
Net asset value, end of period	$22.51		$18.38		$16.08		$11.58		$11.66	$22.43
Total Return(c):	24.41%		14.30%		38.86%		(0.69)%		(48.02)%	32.96%

Ratios/Supplemental Data:
Net assets, end of period (000)	$4,210		$3,333		$3,321		$3,140		$3,724	$5,881
Average net assets (000)	$3,525		$3,093		$3,426		$3,660		$4,938	$4,077
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	2.05	%(e)	2.05%		2.05%		2.05%		2.05%	2.09%
Expenses before waivers and/or expense reimbursement	2.54	%(e)	2.62%		2.70%		2.66%		2.69%	2.65%
Net investment income (loss)	(1.11	)%(e)	(0.98)%		(0.98)%		(0.99)%		(1.48)%	(1.76)%
Portfolio turnover rate(f)	64%		131%		70%		103%		134%	78%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Emerging Markets Equity Opportunities Fund  11

PGIM Jennison Emerging Markets Equity Opportunities Fund

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended April 30,		Year Ended October 31,
	2026		2025	2024		2023		2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$20.53		$17.78	$12.68		$12.64		$24.07	$17.93
Income (loss) from investment operations:
Net investment income (loss)	(0.01)		- (b)	(-	)(b)(c)	-	(b)	(0.08)	(0.17)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	5.01		2.75	5.10		0.04		(11.35)	6.31
Total from investment operations	5.00		2.75	5.10		0.04		(11.43)	6.14
Less Dividends and Distributions:
Dividends from net investment income	(0.43)		-	-		-		-	-
Net asset value, end of period	$25.10		$20.53	$17.78		$12.68		$12.64	$24.07
Total Return(d):	25.04%		15.40%	40.30%		0.32%		(47.49)%	34.24%

Ratios/Supplemental Data:
Net assets, end of period (000)	$364,778		$320,680	$308,907		$249,580		$393,985	$642,316
Average net assets (000)	$326,157		$299,343	$274,411		$341,699		$549,186	$293,229
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	1.05	%(f)	1.05%	1.05%		1.05%		1.05%	1.08%
Expenses before waivers and/or expense reimbursement	1.13	%(f)	1.14%	1.15%		1.20%		1.20%	1.28%
Net investment income (loss)	(0.13	)%(f)	0.03%	(-	)%(b)	-	%(b)	(0.49)%	(0.72)%
Portfolio turnover rate(g)	64%		131%	70%		103%		134%	78%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Emerging Markets Equity Opportunities Fund

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended April 30,		Year Ended October 31,
	2026		2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$20.59		$17.82	$12.71	$12.66	$24.08	$17.93
Income (loss) from investment operations:
Net investment income (loss)	(0.01)		0.02	0.01	0.01	(0.07)	(0.15)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	5.04		2.76	5.10	0.04	(11.35)	6.30
Total from investment operations	5.03		2.78	5.11	0.05	(11.42)	6.15
Less Dividends and Distributions:
Dividends from net investment income	(0.45)		(0.01)	-	-	-	-
Net asset value, end of period	$25.17		$20.59	$17.82	$12.71	$12.66	$24.08
Total Return(b):	25.10%		15.51%	40.28%	0.39%	(47.43)%	34.30%

Ratios/Supplemental Data:
Net assets, end of period (000)	$543,706		$285,732	$275,639	$246,642	$260,565	$314,476
Average net assets (000)	$375,804		$287,862	$271,929	$268,848	$302,211	$121,398
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.98	%(d)	0.98%	0.98%	0.98%	0.98%	1.01%
Expenses before waivers and/or expense reimbursement	1.03	%(d)	1.03%	1.04%	1.06%	1.05%	1.16%
Net investment income (loss)	(0.07	)%(d)	0.11%	0.08%	0.09%	(0.40)%	(0.62)%
Portfolio turnover rate(e)	64%		131%	70%	103%	134%	78%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Emerging Markets Equity Opportunities Fund  13

PGIM Jennison Global Infrastructure Fund

Schedule of Investments (unaudited)

as of April 30, 2026

Description	Shares	Value

LONG-TERM INVESTMENTS 97.6%

COMMON STOCKS 97.6%

Australia 3.6%
NEXTDC Ltd.*	136,882	$1,420,828
Transurban Group, UTS	118,251	1,198,446

		2,619,274

Belgium 3.2%
Elia Group SA/NV*	14,225	2,359,085

Canada 6.2%
Canadian Pacific Kansas City Ltd. (XTSE)	10,765	936,266
Canadian Pacific Kansas City Ltd. (NYSE)	9,849	856,469
Enbridge, Inc.	13,071	724,975
South Bow Corp.	21,873	748,772
TC Energy Corp.	18,806	1,260,979

		4,527,461

France 2.4%
Getlink SE	25,789	577,197
Vinci SA	7,701	1,164,563

		1,741,760

Germany 4.3%
E.ON SE	76,333	1,692,322
Fraport AG Frankfurt Airport Services Worldwide*	11,216	920,305
RWE AG	6,999	509,615

		3,122,242

India 0.8%
Power Grid Corp. of India Ltd.	163,358	550,109

Italy 3.7%
Enav SpA, 144A	95,544	559,304
Enel SpA	79,685	930,378
Italgas SpA	102,130	1,233,712

		2,723,394

Japan 0.8%
West Japan Railway Co.	30,865	558,706

Mexico 2.2%
Grupo Aeroportuario del Pacifico SAB de CV (Class B Stock)	63,163	1,590,745

Spain 7.8%
Aena SME SA, 144A	47,831	1,306,390
Grenergy Renovables SA*	15,228	2,161,087
Naturgy Energy Group SA	21,902	688,387
Sacyr SA	284,286	1,564,982

		5,720,846

Switzerland 1.1%
Flughafen Zurich AG	2,915	827,733

United Kingdom 4.9%
Centrica PLC	262,332	766,768

See Notes to Financial Statements.

PGIM Jennison Global Infrastructure Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Shares	Value

COMMON STOCKS (Continued)

United Kingdom (cont’d.)
National Grid PLC	109,952	$1,968,205
SSE PLC	24,373	872,660

		3,607,633

United States 56.6%
Ameren Corp.	10,562	1,200,371
American Tower Corp., REIT	4,191	765,738
Atmos Energy Corp.	5,216	990,936
CenterPoint Energy, Inc.	34,953	1,525,698
Cheniere Energy, Inc.	6,586	1,810,821
Constellation Energy Corp.	5,818	1,821,034
CSX Corp.	52,092	2,366,540
Digital Realty Trust, Inc., REIT	3,950	793,713
DT Midstream, Inc.	5,095	754,009
Entergy Corp.	22,120	2,608,169
Equinix, Inc., REIT	744	805,626
Ferrovial SE	46,565	3,197,690
Kinder Morgan, Inc.	42,499	1,396,942
NextEra Energy, Inc.	45,129	4,417,226
NiSource, Inc.	31,277	1,510,054
Norfolk Southern Corp.	2,103	664,190
PG&E Corp.	45,639	758,520
PPL Corp.	26,874	1,006,163
Sempra	18,471	1,756,961
Southern Co. (The)	23,864	2,307,649
Targa Resources Corp.	5,962	1,550,597
Union Pacific Corp.	3,955	1,065,793
Vistra Corp.	8,232	1,299,339
Waste Connections, Inc.	3,485	574,049
Williams Cos., Inc. (The)	39,352	3,002,951
Xcel Energy, Inc.	18,395	1,525,865

		41,476,644

TOTAL COMMON STOCKS (cost $51,832,805)		71,425,632

	Units

RIGHTS* 0.0%

Australia
NEXTDC Ltd., expiring 05/12/26 (cost $0)	15,127	18,706

TOTAL LONG-TERM INVESTMENTS (cost $51,832,805)		71,444,338

See Notes to Financial Statements.

PGIM Jennison Global Infrastructure Fund  15

PGIM Jennison Global Infrastructure Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Shares	Value

SHORT-TERM INVESTMENT 2.6%

AFFILIATED MUTUAL FUND
PGIM Core Government Money Market Fund (7-day effective yield 3.780%) (cost $1,946,717)(wb)	1,946,717	$ 1,946,717

TOTAL INVESTMENTS 100.2%
(cost $53,779,522)		73,391,055
Liabilities in excess of other assets (0.2)%		(161,578)

NET ASSETS 100.0%		$ 73,229,477

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Australia	$—	$2,619,274	$—
Belgium	—	2,359,085	—
Canada	4,527,461	—	—
France	577,197	1,164,563	—
Germany	1,692,322	1,429,920	—
India	—	550,109	—
Italy	—	2,723,394	—
Japan	—	558,706	—
Mexico	1,590,745	—	—
Spain	688,387	5,032,459	—
Switzerland	—	827,733	—
United Kingdom	766,768	2,840,865	—
United States	38,278,954	3,197,690	—
Rights
Australia	—	18,706	—
Short-Term Investment
Affiliated Mutual Fund	1,946,717	—	—

Total	$50,068,551	$23,322,504	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2026 were as follows:

Electric Utilities	26.2%
Oil, Gas & Consumable Fuels	15.3
Multi-Utilities	14.2
Transportation Infrastructure	9.5
Ground Transportation	8.9
Construction & Engineering	8.1
Independent Power & Renewable Electricity Producers	5.5

Gas Utilities	3.9%
Specialized REITs	3.2
Affiliated Mutual Fund	2.6
IT Services	2.0

See Notes to Financial Statements.

PGIM Jennison Global Infrastructure Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Industry Classification (continued):

Commercial Services & Supplies	0.8%

100.2
Liabilities in excess of other assets	(0.2)

100.0%

See Notes to Financial Statements.

PGIM Jennison Global Infrastructure Fund 17

PGIM Jennison Global Infrastructure Fund

Statement of Assets & Liabilities (unaudited)

as of April 30, 2026

Assets

Investments at value:
Unaffiliated investments (cost $51,832,805)	$71,444,338
Affiliated investments (cost $1,946,717)	1,946,717
Foreign currency, at value (cost $16,775)	16,759
Receivable for Fund shares sold	279,556
Tax reclaim receivable	92,795
Dividends receivable	38,459
Foreign capital gains tax benefit accrued	22
Prepaid expenses and other assets	19,162

Total Assets	73,837,808

Liabilities

Payable for investments purchased	500,228
Management fee payable	43,883
Payable for Fund shares purchased	29,017
Custodian and accounting fees payable	23,114
Accrued expenses and other liabilities	5,048
Distribution fee payable	4,412
Affiliated transfer agent fee payable	1,948
Directors’ fees payable	681

Total Liabilities	608,331

Net Assets	$73,229,477

Net assets were comprised of:
Common stock, at par	$37
Paid-in capital in excess of par	53,901,568
Total distributable earnings (loss)	19,327,872

Net assets, April 30, 2026	$73,229,477

See Notes to Financial Statements.

PGIM Jennison Global Infrastructure Fund

Statement of Assets & Liabilities (unaudited) (continued)

as of April 30, 2026

Class A

Net asset value and redemption price per share, ($ 12,574,862 ÷ 629,873 shares of common stock issued and outstanding)	$19.96
Maximum sales charge (5.50% of offering price)	1.16

Maximum offering price to public	$21.12

Class C

Net asset value, offering price and redemption price per share, ($2,488,004 ÷ 127,853 shares of common stock issued and outstanding)	$19.46

Class Z

Net asset value, offering price and redemption price per share, ($50,970,376 ÷ 2,549,131 shares of common stock issued and outstanding)	$20.00

Class R6

Net asset value, offering price and redemption price per share, ($7,196,235 ÷ 359,990 shares of common stock issued and outstanding)	$19.99

See Notes to Financial Statements.

PGIM Jennison Global Infrastructure Fund 19

PGIM Jennison Global Infrastructure Fund

Statement of Operations (unaudited)

Six Months Ended April 30, 2026

Net Investment Income (Loss)

Income
Unaffiliated dividend income (net of $52,503 foreign withholding tax)	$751,686
Affiliated dividend income	39,112
Affiliated income from securities lending, net	1,624
Interest income	78

Total income	792,500

Expenses
Management fee	320,117
Distribution fee(a)	26,988
Transfer agent’s fees and expenses (including affiliated expense of $4,374)(a)	32,526
Custodian and accounting fees	28,496
Professional fees	21,946
Registration fees(a)	17,164
Audit fee	15,756
Shareholders’ reports	11,177
Directors’ fees	5,067
Miscellaneous	16,178

Total expenses	495,415
Less: Fee waiver and/or expense reimbursement(a)	(86,447)
Distribution fee waiver(a)	(2,734)

Net expenses	406,234

Net investment income (loss)	386,266

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $613) (net of foreign capital gains taxes $8,261)	85,590
Foreign currency transactions	2,414

88,004

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(281)) (net of change in foreign capital gains taxes $(8,161))	7,816,725
Foreign currencies	3,523

7,820,248

Net gain (loss) on investment and foreign currency transactions	7,908,252

Net Increase (Decrease) In Net Assets Resulting From Operations	$8,294,518

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6

Distribution fee	16,401	10,587	—	—
Transfer agent’s fees and expenses	8,235	1,474	22,521	296
Registration fees	4,224	3,822	6,285	2,833
Fee waiver and/or expense reimbursement	(15,389)	(5,858)	(54,844)	(10,356)
Distribution fee waiver	(2,734)	—	—	—

See Notes to Financial Statements.

PGIM Jennison Global Infrastructure Fund

Statements of Changes in Net Assets (unaudited)

Year Ended April 30, 2026

	Six Months Ended April 30, 2026	Year Ended October 31, 2025

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$386,266	$769,886
Net realized gain (loss) on investment and foreign currency transactions	88,004	3,323,188
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	7,820,248	1,771,894

Net increase (decrease) in net assets resulting from operations	8,294,518	5,864,968

Dividends and Distributions
Distributions from distributable earnings
Class A	(571,507)	(592,440)
Class C	(105,369)	(93,075)
Class Z	(2,255,363)	(1,246,015)
Class R6	(626,465)	(666,006)

	(3,558,704)	(2,597,536)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	28,466,686	25,668,536
Net asset value of shares issued in reinvestment of dividends and distributions	3,551,682	2,585,224
Cost of shares purchased	(25,337,357)	(16,372,587)

Net increase (decrease) in net assets from Fund share transactions	6,681,011	11,881,173

Total increase (decrease)	11,416,825	15,148,605

Net Assets:
Beginning of period	61,812,652	46,664,047

End of period	$73,229,477	$61,812,652

See Notes to Financial Statements.

PGIM Jennison Global Infrastructure Fund 21

PGIM Jennison Global Infrastructure Fund

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30,		Year Ended October 31,
	2026		2025	2024		2023		2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$18.46		$17.07	$13.50		$14.41		$17.15	$13.80
Income (loss) from investment operations:
Net investment income (loss)	0.09		0.26	0.19		0.23		0.14	0.09
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.42		2.04	3.56		(0.62)		(1.64)	3.36
Total from investment operations	2.51		2.30	3.75		(0.39)		(1.50)	3.45
Less Dividends and Distributions:
Dividends from net investment income	(0.03)		(0.24)	(0.18)		(0.26)		(0.14)	(0.10)
Distributions from net realized gains	(0.98)		(0.67)	-(b)		(0.26)		(1.10)	-
Total dividends and distributions	(1.01)		(0.91)	(0.18)		(0.52)		(1.24)	(0.10)
Net asset value, end of period	$19.96		$18.46	$17.07		$13.50		$14.41	$17.15
Total Return(c):	14.39%		14.23%	27.88%		(2.90)%		(9.23)%	25.04%

Ratios/Supplemental Data:
Net assets, end of period (000)	$12,575		$10,767	$10,755		$9,080		$8,806	$8,153
Average net assets (000)	$11,025		$11,272	$10,196		$9,748		$8,278	$7,154
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.51	%(e)(f)	1.50%	1.51	%(f)	1.52	%(f)	1.50%	1.50%
Expenses before waivers and/or expense reimbursement	1.84	%(e)	1.96%	2.08%		1.95%		1.90%	1.99%
Net investment income (loss)	0.94	%(e)	1.48%	1.23%		1.56%		0.92%	0.55%
Portfolio turnover rate(g)	39%		78%	80%		84%		89%	72%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

Includes interest expense on borrowings from the Syndicated Credit Agreement and certain non-recurring expenses of 0.01%, 0.01% and 0.02%, respectively, which are being excluded from the Fund’s contractual waiver, if applicable, for the six months ended April 30, 2026, years ended October 31, 2024 and 2023, respectively.

(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Global Infrastructure Fund

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended April 30,		Year Ended October 31,
	2026		2025	2024		2023		2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$18.05		$16.72	$13.24		$14.16		$16.90	$13.63
Income (loss) from investment operations:
Net investment income (loss)	0.02		0.12	0.07		0.12		0.04	(0.03	)(b)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.37		2.00	3.50		(0.60)		(1.63)	3.31
Total from investment operations	2.39		2.12	3.57		(0.48)		(1.59)	3.28
Less Dividends and Distributions:
Dividends from net investment income	-	(c)	(0.12)	(0.09)		(0.18)		(0.05)	(0.01)
Distributions from net realized gains	(0.98)		(0.67)	-(c)		(0.26)		(1.10)	-
Total dividends and distributions	(0.98)		(0.79)	(0.09)		(0.44)		(1.15)	(0.01)
Net asset value, end of period	$19.46		$18.05	$16.72		$13.24		$14.16	$16.90
Total Return(d):	14.00%		13.33%	26.97%		(3.59)%		(9.91)%	24.10%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,488		$1,969	$2,020		$2,332		$3,737	$4,336
Average net assets (000)	$2,135		$1,898	$2,074		$2,977		$4,348	$3,720
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	2.26	%(f)(g)	2.25%	2.26	%(g)	2.26	%(g)	2.25%	2.25%
Expenses before waivers and/or expense reimbursement	2.81	%(f)	2.99%	3.05%		2.73%		2.60%	2.79%
Net investment income (loss)	0.19	%(f)	0.71%	0.49%		0.85%		0.27%	(0.21)%
Portfolio turnover rate(h)	39%		78%	80%		84%		89%	72%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)	Amount rounds to zero.
(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

Includes interest expense on borrowings from the Syndicated Credit Agreement and certain non-recurring expenses of 0.01%, 0.01% and 0.02%, respectively, which are being excluded from the Fund’s contractual waiver, if applicable, for the six months ended April 30, 2026, years ended October 31, 2024 and 2023, respectively.

(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Global Infrastructure Fund 23

PGIM Jennison Global Infrastructure Fund

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended April 30,		Year Ended October 31,
	2026		2025	2024	2023		2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$18.48		$17.09	$13.52	$14.42		$17.16	$13.80
Income (loss) from investment operations:
Net investment income (loss)	0.13		0.30	0.24	0.29		0.20	0.14
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.43		2.06	3.56	(0.63)		(1.65)	3.37
Total from investment operations	2.56		2.36	3.80	(0.34)		(1.45)	3.51
Less Dividends and Distributions:
Dividends from net investment income	(0.06)		(0.30)	(0.23)	(0.30)		(0.19)	(0.15)
Distributions from net realized gains	(0.98)		(0.67)	-(b)	(0.26)		(1.10)	-
Total dividends and distributions	(1.04)		(0.97)	(0.23)	(0.56)		(1.29)	(0.15)
Net asset value, end of period	$20.00		$18.48	$17.09	$13.52		$14.42	$17.16
Total Return(c):	14.67%		14.58%	28.25%	(2.57)%		(8.93)%	25.42%

Ratios/Supplemental Data:
Net assets, end of period (000)	$50,970		$37,893	$20,973	$14,385		$26,049	$25,429
Average net assets (000)	$40,732		$22,183	$16,865	$27,102		$27,109	$24,462
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.18	%(e)(f)	1.17%	1.17%	1.18	%(f)	1.17%	1.17%
Expenses before waivers and/or expense reimbursement	1.45	%(e)	1.64%	1.73%	1.53%		1.47%	1.55%
Net investment income (loss)	1.35	%(e)	1.70%	1.55%	1.98%		1.29%	0.92%
Portfolio turnover rate(g)	39%		78%	80%	84%		89%	72%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

Includes interest expense on borrowings from the Syndicated Credit Agreement and certain non-recurring expenses of 0.01% and 0.01%, respectively, which are being excluded from the Fund’s contractual waiver, if applicable, for the six months ended April 30, 2026 and year ended October 31, 2023, respectively.

(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Global Infrastructure Fund

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended April 30,		Year Ended October 31,
	2026		2025	2024	2023		2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$18.48		$17.09	$13.51	$14.41		$17.15	$13.80
Income (loss) from investment operations:
Net investment income (loss)	0.11		0.31	0.23	0.29		0.21	0.12
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.44		2.05	3.58	(0.63)		(1.66)	3.38
Total from investment operations	2.55		2.36	3.81	(0.34)		(1.45)	3.50
Less Dividends and Distributions:
Dividends from net investment income	(0.06)		(0.30)	(0.23)	(0.30)		(0.19)	(0.15)
Distributions from net realized gains	(0.98)		(0.67)	-(b)	(0.26)		(1.10)	-
Total dividends and distributions	(1.04)		(0.97)	(0.23)	(0.56)		(1.29)	(0.15)
Net asset value, end of period	$19.99		$18.48	$17.09	$13.51		$14.41	$17.15
Total Return(c):	14.62%		14.58%	28.34%	(2.58)%		(8.93)%	25.44%

Ratios/Supplemental Data:
Net assets, end of period (000)	$7,196		$11,184	$12,916	$9,892		$25,919	$17,263
Average net assets (000)	$10,662		$11,753	$10,164	$15,166		$23,177	$11,389
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.18	%(e)(f)	1.17%	1.17%	1.18	%(f)	1.17%	1.17%
Expenses before waivers and/or expense reimbursement	1.38	%(e)	1.47%	1.56%	1.39%		1.32%	1.40%
Net investment income (loss)	1.15	%(e)	1.81%	1.49%	1.97%		1.34%	0.74%
Portfolio turnover rate(g)	39%		78%	80%	84%		89%	72%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

Includes interest expense on borrowings from the Syndicated Credit Agreement and certain non-recurring expenses of 0.01% and 0.01%, respectively, which are being excluded from the Fund’s contractual waiver, if applicable, for the six months ended April 30, 2026 and year ended October 31, 2023, respectively.

(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Global Infrastructure Fund 25

PGIM Jennison Global Opportunities Fund

Schedule of Investments (unaudited)

as of April 30, 2026

Description	Shares	Value

LONG-TERM INVESTMENTS 99.4%

COMMON STOCKS

Brazil 1.7%
MercadoLibre, Inc.*	13,530	$24,254,284
NU Holdings Ltd. (Class A Stock)*	3,697,215	53,535,673

		77,789,957

Canada 2.0%
Shopify, Inc. (Class A Stock)*	783,907	94,954,655

France 4.0%
Hermes International SCA	39,764	76,072,577
L’Oreal SA	249,841	107,603,825

		183,676,402

Germany 4.0%
Siemens Energy AG	882,903	187,106,524

Italy 2.3%
Ferrari NV	77,072	26,670,850
Moncler SpA	1,367,711	82,570,967

		109,241,817

Netherlands 5.2%
ASML Holding NV	119,974	173,427,969
Nebius Group NV*	495,515	68,495,039

		241,923,008

Spain 2.5%
Industria de Diseno Textil SA(a)	1,957,529	117,159,462

Switzerland 6.6%
Cie Financiere Richemont SA (Class A Stock)	550,944	105,735,740
Galderma Group AG*	948,521	198,993,475

		304,729,215

Taiwan 5.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	657,507	260,412,222

United States 65.5%
Advanced Micro Devices, Inc.*	223,157	79,106,925
Alphabet, Inc. (Class A Stock)	945,912	363,986,938
Amazon.com, Inc.*	776,737	205,881,909
Apple, Inc.	562,135	152,535,332
Bloom Energy Corp. (Class A Stock)*	739,208	209,461,979
Broadcom, Inc.	260,882	108,899,973
Carpenter Technology Corp.	256,849	109,982,742
Carvana Co.*(a)	98,805	39,107,019
Cloudflare, Inc. (Class A Stock)*	256,174	52,507,985
CoreWeave, Inc. (Class A Stock)*	1,001,899	111,811,928
Costco Wholesale Corp.	111,832	113,456,919
Crowdstrike Holdings, Inc. (Class A Stock)*	128,877	57,446,923
GE Vernova, Inc.	212,756	230,512,616
General Electric Co.	524,366	152,029,434
Intuitive Surgical, Inc.*	65,585	30,012,352
Keysight Technologies, Inc.*	349,694	122,361,428
Lam Research Corp.	675,911	174,290,410

See Notes to Financial Statements.

PGIM Jennison Global Opportunities Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Shares	Value

COMMON STOCKS (Continued)

United States (cont’d.)
Liberty Media Corp.-Liberty Formula One (Class C Stock)*	739,154	$63,530,286
Meta Platforms, Inc. (Class A Stock)	90,460	55,353,379
Monolithic Power Systems, Inc.	60,187	97,166,495
Netflix, Inc.*	1,172,543	109,761,750
NVIDIA Corp.	1,554,448	310,221,187
Palantir Technologies, Inc. (Class A Stock)*	459,272	63,889,328
Robinhood Markets, Inc. (Class A Stock)*	428,027	31,198,888

		3,044,514,125

TOTAL LONG-TERM INVESTMENTS
(cost $3,240,301,333)		4,621,507,387

SHORT-TERM INVESTMENTS 3.4%

AFFILIATED MUTUAL FUNDS
PGIM Core Government Money Market Fund (7-day effective yield 3.780%)(wb)	2,380,835	2,380,835
PGIM Institutional Money Market Fund (7-day effective yield 3.844%) (cost $153,557,306; includes $153,162,692 of cash collateral for securities on loan)(b)(wb)	153,668,269	153,576,068

TOTAL SHORT-TERM INVESTMENTS
(cost $155,938,141)		155,956,903

TOTAL INVESTMENTS 102.8%
(cost $3,396,239,474)		4,777,464,290
Liabilities in excess of other assets (2.8)%		(130,512,999)

NET ASSETS 100.0%		$4,646,951,291

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $147,261,818; cash collateral of $153,162,692 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Brazil	$77,789,957	$—	$—
Canada	94,954,655	—	—
France	—	183,676,402	—
Germany	—	187,106,524	—
Italy	—	109,241,817	—
Netherlands	68,495,039	173,427,969	—
Spain	—	117,159,462	—
Switzerland	—	304,729,215	—

See Notes to Financial Statements.

PGIM Jennison Global Opportunities Fund 27

PGIM Jennison Global Opportunities Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Taiwan	$260,412,222	$—	$—
United States	3,044,514,125	—	—
Short-Term Investments
Affiliated Mutual Funds	155,956,903	—	—

Total	$3,702,122,901	$1,075,341,389	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2026 were as follows:

Semiconductors & Semiconductor Equipment	25.9%
Electrical Equipment	13.5
Interactive Media & Services	9.0
Textiles, Apparel & Luxury Goods	5.8
Aerospace & Defense	5.7
IT Services	5.5
Broadline Retail	4.9
Pharmaceuticals	4.3
Software	4.1
Entertainment	3.8
Affiliated Mutual Funds (3.3% represents investments purchased with collateral from securities on loan)	3.4
Specialty Retail	3.3
Technology Hardware, Storage & Peripherals	3.3

Electronic Equipment, Instruments & Components	2.6%
Consumer Staples Distribution & Retail	2.4
Personal Care Products	2.3
Banks	1.2
Capital Markets	0.7
Health Care Equipment & Supplies	0.6
Automobiles	0.5

102.8
Liabilities in excess of other assets	(2.8)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount

Securities on Loan	$147,261,818	$(147,261,818)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM Jennison Global Opportunities Fund

Statement of Assets & Liabilities (unaudited)

as of April 30, 2026

Assets

Investments at value, including securities on loan of $147,261,818:
Unaffiliated investments (cost $3,240,301,333)	$4,621,507,387
Affiliated investments (cost $155,938,141)	155,956,903
Foreign currency, at value (cost $1,654,510)	1,657,303
Receivable for investments sold	22,386,898
Tax reclaim receivable	6,109,263
Dividends receivable	4,910,043
Receivable for Fund shares sold	1,587,288
Prepaid expenses and other assets	23,589

Total Assets	4,814,138,674

Liabilities

Payable to broker for collateral for securities on loan	153,162,692
Payable for Fund shares purchased	9,455,113
Management fee payable	2,915,983
Accrued expenses and other liabilities	1,358,326
Distribution fee payable	251,601
Affiliated transfer agent fee payable	32,249
Directors’ fees payable	11,419

Total Liabilities	167,187,383

Net Assets	$4,646,951,291

Net assets were comprised of:
Common stock, at par	$1,195
Paid-in capital in excess of par	2,990,799,041
Total distributable earnings (loss)	1,656,151,055

Net assets, April 30, 2026	$4,646,951,291

See Notes to Financial Statements.

PGIM Jennison Global Opportunities Fund 29

PGIM Jennison Global Opportunities Fund

Statement of Assets & Liabilities (unaudited) (continued)

as of April 30, 2026

Class A

Net asset value and redemption price per share, ($576,975,392 ÷ 15,317,162 shares of common stock issued and outstanding)	$37.67
Maximum sales charge (5.50% of offering price)	2.19

Maximum offering price to public	$39.86

Class C

Net asset value, offering price and redemption price per share, ($174,349,109 ÷ 5,460,640 shares of common stock issued and outstanding)	$31.93

Class Z

Net asset value, offering price and redemption price per share, ($2,068,434,641 ÷ 52,812,803 shares of common stock issued and outstanding)	$39.17

Class R2

Net asset value, offering price and redemption price per share, ($720,862 ÷ 19,050 shares of common stock issued and outstanding)	$37.84

Class R4

Net asset value, offering price and redemption price per share, ($333,745 ÷ 8,595 shares of common stock issued and outstanding)	$38.83

Class R6

Net asset value, offering price and redemption price per share, ($1,826,137,542 ÷ 45,929,494 shares of common stock issued and outstanding)	$39.76

See Notes to Financial Statements.

PGIM Jennison Global Opportunities Fund

Statement of Operations (unaudited)

Six Months Ended April 30, 2026

Net Investment Income (Loss)

Income
Unaffiliated dividend income (net of $48,185 foreign withholding tax)	$13,200,549
Affiliated dividend income	1,413,524
Other income	197,268
Affiliated income from securities lending, net	87,297

Total income	14,898,638

Expenses
Management fee	20,631,093
Distribution fee(a)	1,879,737
Shareholder servicing fees(a)	1,002
Transfer agent’s fees and expenses (including affiliated expense of $77,852)(a)	2,020,069
Custodian and accounting fees	236,536
Shareholders’ reports	184,438
Registration fees(a)	73,160
Directors’ fees	51,442
Professional fees	39,026
Audit fee	15,885
Miscellaneous	55,996

Total expenses	25,188,384
Less: Fee waiver and/or expense reimbursement(a)	(299,903)
Distribution fee waiver(a)	(147,385)

Net expenses	24,741,096

Net investment income (loss)	(9,842,458)

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $7,245) (net of foreign capital gains taxes $44,853)	311,626,500
Foreign currency transactions	(37,877)

311,588,623

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $18,490) (net of change in foreign capital gains taxes $(44,395))	(602,991,897)
Foreign currencies	189,420

(602,802,477)

Net gain (loss) on investment and foreign currency transactions	(291,213,854)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(301,056,312)

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R2	Class R4	Class R6
Distribution fee	884,312	993,487	—	1,938	—	—
Shareholder servicing fees	—	—	—	775	227	—
Transfer agent’s fees and expenses	279,791	114,560	1,560,727	13,443	520	51,028
Registration fees	11,617	8,478	29,579	2,499	2,527	18,460
Fee waiver and/or expense reimbursement	(282,581)	—	—	(14,646)	(2,676)	—
Distribution fee waiver	(147,385)	—	—	—	—	—

See Notes to Financial Statements.

PGIM Jennison Global Opportunities Fund 31

PGIM Jennison Global Opportunities Fund

Statements of Changes in Net Asset (unaudited)

	Six Months Ended	Year Ended
	April 30, 2026	October 31, 2025

Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(9,842,458)	$(24,293,600)
Net realized gain (loss) on investment and foreign currency transactions	311,588,623	1,168,245,187
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(602,802,477)	(450,797,870)

Net increase (decrease) in net assets resulting from operations	(301,056,312)	693,153,717

Dividends and Distributions
Distributions from distributable earnings
Class A	(131,945,144)	(34,099,553)
Class C	(52,460,230)	(16,790,096)
Class Z	(544,948,046)	(161,388,437)
Class R2	(160,708)	(902,989)
Class R4	(99,471)	(30,299)
Class R6	(420,930,475)	(131,214,991)

	(1,150,544,074)	(344,426,365)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	336,976,857	1,114,828,354
Net asset value of shares issued in reinvestment of dividends and distributions	1,135,585,879	340,260,316
Cost of shares purchased	(1,691,364,439)	(2,252,124,087)

Net increase (decrease) in net assets from Fund share transactions	(218,801,703)	(797,035,417)

Total increase (decrease)	(1,670,402,089)	(448,308,065)

Net Assets:

Beginning of period	6,317,353,380	6,765,661,445

End of period	$4,646,951,291	$6,317,353,380

See Notes to Financial Statements.

PGIM Jennison Global Opportunities Fund

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30,		Year Ended October 31,
	2026		2025	2024	2023	2022		2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$49.23		$46.35	$33.16	$27.60	$52.15		$38.50
Income (loss) from investment operations:
Net investment income (loss)	(0.09)		(0.23)	(0.19)	(0.11)	(0.19)		(0.37)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.95)		5.53	13.38	5.67	(19.72)		14.76
Total from investment operations	(2.04)		5.30	13.19	5.56	(19.91)		14.39
Less Dividends and Distributions:
Tax return of capital distributions	-		-	-	-	(-	)(b)	-
Distributions from net realized gains	(9.52)		(2.42)	-	-	(4.64)		(0.74)
Total dividends and distributions	(9.52)		(2.42)	-	-	(4.64)		(0.74)
Net asset value, end of period	$37.67		$49.23	$46.35	$33.16	$27.60		$52.15
Total Return(c):	(3.84)%		11.77%	39.82%	20.11%	(41.69)%		37.75%

Ratios/Supplemental Data:
Net assets, end of period (000)	$576,975		$692,382	$659,076	$464,837	$428,097		$797,091
Average net assets (000)	$594,427		$650,151	$610,917	$462,385	$568,379		$684,569
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.08	%(e)	1.08%	1.08%	1.08%	1.08%		1.08%
Expenses before waivers and/or expense reimbursement	1.23	%(e)	1.21%	1.20%	1.22%	1.22%		1.21%
Net investment income (loss)	(0.48	)%(e)	(0.51)%	(0.43)%	(0.34)%	(0.53)%		(0.80)%
Portfolio turnover rate(f)	49%		122%	66%	75%	84%		62%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Global Opportunities Fund 33

PGIM Jennison Global Infrastructure Fund

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended April 30,		Year Ended October 31,
	2026		2025	2024	2023	2022		2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$43.42		$41.48	$29.92	$25.12	$48.27		$35.98
Income (loss) from investment operations:
Net investment income (loss)	(0.22)		(0.54)	(0.49)	(0.34)	(0.45)		(0.70)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.75)		4.90	12.05	5.14	(18.06)		13.73
Total from investment operations	(1.97)		4.36	11.56	4.80	(18.51)		13.03
Less Dividends and Distributions:
Tax return of capital distributions	-		-	-	-	(-	)(b)	-
Distributions from net realized gains	(9.52)		(2.42)	-	-	(4.64)		(0.74)
Total dividends and distributions	(9.52)		(2.42)	-	-	(4.64)		(0.74)
Net asset value, end of period	$31.93		$43.42	$41.48	$29.92	$25.12		$48.27
Total Return(c):	(4.25)%		10.81%	38.64%	19.11%	(42.19)%		36.63%

Ratios/Supplemental Data:
Net assets, end of period (000)	$174,349		$249,520	$291,287	$245,621	$238,329		$496,435
Average net assets (000)	$200,344		$261,928	$290,799	$250,937	$333,018		$449,870
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.95	%(e)	1.92%	1.91%	1.94%	1.93%		1.91%
Expenses before waivers and/or expense reimbursement	1.95	%(e)	1.92%	1.91%	1.94%	1.93%		1.91%
Net investment income (loss)	(1.38	)%(e)	(1.35)%	(1.27)%	(1.19)%	(1.38)%		(1.62)%
Portfolio turnover rate(f)	49%		122%	66%	75%	84%		62%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Global Opportunities Fund

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended April 30,		Year Ended October 31,
	2026		2025	2024	2023	2022		2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$50.77		$47.65	$34.03	$28.29	$53.25		$39.24
Income (loss) from investment operations:
Net investment income (loss)	(0.08)		(0.17)	(0.12)	(0.06)	(0.14)		(0.30)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(2.00)		5.71	13.74	5.80	(20.18)		15.05
Total from investment operations	(2.08)		5.54	13.62	5.74	(20.32)		14.75
Less Dividends and Distributions:
Tax return of capital distributions	-		-	-	-	(-	)(b)	-
Distributions from net realized gains	(9.52)		(2.42)	-	-	(4.64)		(0.74)
Total dividends and distributions	(9.52)		(2.42)	-	-	(4.64)		(0.74)
Net asset value, end of period	$39.17		$50.77	$47.65	$34.03	$28.29		$53.25
Total Return(c):	(3.78)%		11.93%	40.02%	20.29%	(41.59)%		37.96%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,068,435		$3,021,651	$3,168,070	$2,250,783	$2,073,103		$4,792,805
Average net assets (000)	$2,405,947		$3,060,813	$2,964,607	$2,168,204	$3,132,931		$4,303,934
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.96	%(e)	0.93%	0.92%	0.93%	0.93%		0.92%
Expenses before waivers and/or expense reimbursement	0.96	%(e)	0.93%	0.92%	0.93%	0.93%		0.92%
Net investment income (loss)	(0.39	)%(e)	(0.36)%	(0.27)%	(0.19)%	(0.39)%		(0.64)%
Portfolio turnover rate(f)	49%		122%	66%	75%	84%		62%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Global Opportunities Fund 35

PGIM Jennison Global Opportunities Fund

Financial Highlights (unaudited) (continued)

Class R2 Shares
	Six Months Ended April 30,		Year Ended October 31,
	2026		2025	2024	2023	2022		2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$49.47		$46.68	$33.48	$27.94	$52.86		$39.10
Income (loss) from investment operations:
Net investment income (loss)	(0.20)		(0.35)	(0.30)	(0.19)	(0.28)		(0.48)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.91)		5.56	13.50	5.73	(20.00)		14.98
Total from investment operations	(2.11)		5.21	13.20	5.54	(20.28)		14.50
Less Dividends and Distributions:
Tax return of capital distributions	-		-	-	-	(-	)(b)	-
Distributions from net realized gains	(9.52)		(2.42)	-	-	(4.64)		(0.74)
Total dividends and distributions	(9.52)		(2.42)	-	-	(4.64)		(0.74)
Net asset value, end of period	$37.84		$49.47	$46.68	$33.48	$27.94		$52.86
Total Return(c):	(3.98)%		11.48%	39.47%	19.79%	(41.85)%		37.45%

Ratios/Supplemental Data:
Net assets, end of period (000)	$721		$17,874	$17,717	$13,341	$11,838		$21,615
Average net assets (000)	$1,564		$17,160	$16,640	$13,109	$15,315		$12,667
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.34	%(e)	1.34%	1.34%	1.34%	1.34%		1.34%
Expenses before waivers and/or expense reimbursement	3.23	%(e)	1.36%	1.36%	1.37%	1.38%		1.39%
Net investment income (loss)	(1.00	)%(e)	(0.77)%	(0.69)%	(0.60)%	(0.79)%		(1.00)%
Portfolio turnover rate(f)	49%		122%	66%	75%	84%		62%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Global Opportunities Fund

Financial Highlights (unaudited) (continued)

Class R4 Shares
	Six Months Ended April 30,		Year Ended October 31,
	2026		2025	2024	2023	2022		2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$50.44		$47.44	$33.94	$28.26	$53.27		$39.31
Income (loss) from investment operations:
Net investment income (loss)	(0.11)		(0.23)	(0.19)	(0.12)	(0.18)		(0.37)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.98)		5.65	13.69	5.80	(20.19)		15.07
Total from investment operations	(2.09)		5.42	13.50	5.68	(20.37)		14.70
Less Dividends and Distributions:
Tax return of capital distributions	-		-	-	-	(-	)(b)	-
Distributions from net realized gains	(9.52)		(2.42)	-	-	(4.64)		(0.74)
Total dividends and distributions	(9.52)		(2.42)	-	-	(4.64)		(0.74)
Net asset value, end of period	$38.83		$50.44	$47.44	$33.94	$28.26		$53.27
Total Return(c):	(3.85)%		11.75%	39.82%	20.06%	(41.68)%		37.76%

Ratios/Supplemental Data:
Net assets, end of period (000)	$334		$520	$622	$402	$310		$332
Average net assets (000)	$458		$591	$551	$375	$318		$696
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.09	%(e)	1.09%	1.08%	1.09%	1.09%		1.06%
Expenses before waivers and/or expense reimbursement	2.27	%(e)	1.95%	2.34%	2.48%	3.42%		2.18%
Net investment income (loss)	(0.57	)%(e)	(0.51)%	(0.44)%	(0.36)%	(0.51)%		(0.78)%
Portfolio turnover rate(f)	49%		122%	66%	75%	84%		62%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Global Opportunities Fund 37

PGIM Jennison Global Opportunities Fund

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended April 30,		Year Ended October 31,
	2026		2025	2024	2023	2022		2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$51.36		$48.13	$34.34	$28.52	$53.60		$39.46
Income (loss) from investment operations:
Net investment income (loss)	(0.05)		(0.12)	(0.08)	(0.03)	(0.10)		(0.26)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(2.03)		5.77	13.87	5.85	(20.34)		15.14
Total from investment operations	(2.08)		5.65	13.79	5.82	(20.44)		14.88
Less Dividends and Distributions:
Tax return of capital distributions	-		-	-	-	(-	)(b)	-
Distributions from net realized gains	(9.52)		(2.42)	-	-	(4.64)		(0.74)
Total dividends and distributions	(9.52)		(2.42)	-	-	(4.64)		(0.74)
Net asset value, end of period	$39.76		$51.36	$48.13	$34.34	$28.52		$53.60
Total Return(c):	(3.72)%		12.05%	40.16%	20.41%	(41.54)%		38.08%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,826,138		$2,335,405	$2,628,890	$2,117,746	$1,776,074		$3,301,585
Average net assets (000)	$1,970,868		$2,473,501	$2,518,916	$2,002,806	$2,401,595		$2,690,566
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.83	%(e)	0.82%	0.82%	0.83%	0.83%		0.83%
Expenses before waivers and/or expense reimbursement	0.83	%(e)	0.82%	0.82%	0.83%	0.83%		0.83%
Net investment income (loss)	(0.24	)%(e)	(0.25)%	(0.18)%	(0.10)%	(0.28)%		(0.54)%
Portfolio turnover rate(f)	49%		122%	66%	75%	84%		62%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison International Opportunities Fund

Schedule of Investments (unaudited)

as of April 30, 2026

Description	Shares	Value

LONG-TERM INVESTMENTS 98.6%

COMMON STOCKS 96.0%

Belgium 1.5%

UCB SA	268,621	$73,143,176

Brazil 6.1%
Embraer SA, ADR	2,121,803	133,037,048
MercadoLibre, Inc.*	19,508	34,970,626

NU Holdings Ltd. (Class A Stock)*	8,540,980	123,673,390

		291,681,064

Canada 3.8%
Celestica, Inc.*	213,956	87,634,238

Shopify, Inc. (Class A Stock)*	802,058	97,153,286

		184,787,524

China 0.9%

Tencent Holdings Ltd.	676,520	41,086,592

Czech Republic 0.6%

CSG NV*	1,406,169	30,454,105

France 9.3%
Airbus SE	454,675	93,735,562

Hermes International SCA	40,672	77,809,673
L’Oreal SA	275,542	118,672,969
Safran SA	482,847	155,048,361

		445,266,565

Germany 7.6%
Rheinmetall AG	62,740	100,058,430

Siemens Energy AG	1,249,517	264,800,078

		364,858,508

Israel 1.6%

Elbit Systems Ltd.(a)	90,758	76,176,820

Italy 4.3%
Brunello Cucinelli SpA(a)	1,085,844	105,959,274

Ferrari NV	67,405	23,325,575
Moncler SpA	1,289,647	77,858,114

		207,142,963

Japan 9.1%
Advantest Corp.	1,067,233	199,272,220

Fujikura Ltd.	2,618,839	101,042,664

Nintendo Co. Ltd.	973,485	47,621,809
SoftBank Group Corp.	2,645,153	90,355,321

		438,292,014

Netherlands 13.3%
Argenx SE*	179,767	140,978,299

ASM International NV	190,096	185,966,470

See Notes to Financial Statements.

PGIM Jennison International Opportunities Fund 39

PGIM Jennison International Opportunities Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Shares	Value

COMMON STOCKS (Continued)

Netherlands (cont’d.)
ASML Holding NV	148,308	$214,386,077
Nebius Group NV*	698,839	96,600,515

		637,931,361

South Korea 9.1%
Samsung Electronics Co. Ltd.	1,287,621	193,899,871
SK hynix, Inc.	270,474	241,200,244

		435,100,115

Spain 2.7%
Industria de Diseno Textil SA	2,211,173	132,340,230

Sweden 1.8%
Saab AB (Class B Stock)	1,404,039	85,229,668

Switzerland 6.7%
Cie Financiere Richemont SA (Class A Stock)	573,021	109,972,701
Galderma Group AG*	1,003,813	210,593,373

		320,566,074

Taiwan 11.2%
ASPEED Technology, Inc.	58,645	31,525,953
Elite Material Co. Ltd.	1,081,341	161,124,822
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	872,838	345,696,218

		538,346,993

United Kingdom 4.1%
Compass Group PLC	2,572,138	72,680,947
Rolls-Royce Holdings PLC	7,755,442	124,797,161

		197,478,108

United States 2.3%
nVent Electric PLC	788,647	112,697,656

TOTAL COMMON STOCKS
(cost $3,308,786,113)		4,612,579,536

PREFERRED STOCK 2.6%

Germany
Sartorius AG (PRFC)
(cost $133,995,639)	482,736	123,327,728

TOTAL LONG-TERM INVESTMENTS
(cost $3,442,781,752)		4,735,907,264

SHORT-TERM INVESTMENTS 3.2%

AFFILIATED MUTUAL FUNDS
PGIM Core Government Money Market Fund (7-day effective yield 3.780%)(wb)	118,988,358	118,988,358

See Notes to Financial Statements.

PGIM Jennison International Opportunities Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Shares	Value

AFFILIATED MUTUAL FUNDS (Continued)
PGIM Institutional Money Market Fund (7-day effective yield 3.844%)
(cost $37,326,277; includes $37,214,692 of cash collateral for securities on loan)(b)(wb)	37,354,649	$37,332,237

TOTAL SHORT-TERM INVESTMENTS
(cost $156,314,635)		156,320,595

TOTAL INVESTMENTS 101.8%
(cost $3,599,096,387)		4,892,227,859
Liabilities in excess of other assets (1.8)%		(86,842,493)

NET ASSETS 100.0%		$4,805,385,366

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $35,708,953; cash collateral of $37,214,692 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Belgium	$—	$73,143,176	$—
Brazil	291,681,064	—	—
Canada	184,787,524	—	—
China	—	41,086,592	—
Czech Republic	—	30,454,105	—
France	—	445,266,565	—
Germany	—	364,858,508	—
Israel	76,176,820	—	—
Italy	—	207,142,963	—
Japan	—	438,292,014	—
Netherlands	96,600,515	541,330,846	—
South Korea	—	435,100,115	—
Spain	—	132,340,230	—
Sweden	—	85,229,668	—
Switzerland	—	320,566,074	—
Taiwan	345,696,218	192,650,775	—
United Kingdom	—	197,478,108	—
United States	112,697,656	—	—
Preferred Stock
Germany	—	123,327,728	—
Short-Term Investments
Affiliated Mutual Funds	156,320,595	—	—

Total	$1,263,960,392	$3,628,267,467	$—

See Notes to Financial Statements.

PGIM Jennison International Opportunities Fund 41

PGIM Jennison International Opportunities Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2026 were as follows:

Semiconductors & Semiconductor Equipment	25.4%
Aerospace & Defense	16.7
Electrical Equipment	9.9
Textiles, Apparel & Luxury Goods	7.7
Pharmaceuticals	5.9
Electronic Equipment, Instruments & Components	5.1
Technology Hardware, Storage & Peripherals	4.1
Affiliated Mutual Funds (0.8% represents investments purchased with collateral from securities on loan)	3.2
Biotechnology	2.9
Specialty Retail	2.7
Banks	2.6
Life Sciences Tools & Services	2.6
Personal Care Products	2.5

IT Services	2.0%
Software	2.0
Wireless Telecommunication Services	1.9
Hotels, Restaurants & Leisure	1.5
Entertainment	1.0
Interactive Media & Services	0.9
Broadline Retail	0.7
Automobiles	0.5

101.8
Liabilities in excess of other assets	(1.8)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount

Securities on Loan	$35,708,953	$(35,708,953)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM Jennison International Opportunities Fund

Statement of Assets & Liabilities (unaudited)

as of April 30, 2026

Assets

Investments at value, including securities on loan of $35,708,953:
Unaffiliated investments (cost $3,442,781,752)	$4,735,907,264
Affiliated investments (cost $156,314,635)	156,320,595
Foreign currency, at value (cost $21,706)	21,926
Receivable for investments sold	42,434,414
Dividends receivable	8,282,950
Tax reclaim receivable	6,848,954
Receivable for Fund shares sold	3,051,311
Foreign capital gains tax benefit accrued	148,401
Prepaid expenses	14,207

Total Assets	4,953,030,022

Liabilities
Payable for investments purchased	99,994,126
Payable to broker for collateral for securities on loan	37,214,692
Payable for Fund shares purchased	6,222,620
Management fee payable	2,925,712
Accrued expenses and other liabilities	1,116,545
Distribution fee payable	137,454
Affiliated transfer agent fee payable	33,147
Directors’ fees payable	360

Total Liabilities	147,644,656

Net Assets	$4,805,385,366

Net assets were comprised of:
Common stock, at par	$1,364
Paid-in capital in excess of par	3,904,180,212
Total distributable earnings (loss)	901,203,790

Net assets, April 30, 2026	$4,805,385,366

See Notes to Financial Statements.

PGIM Jennison International Opportunities Fund 43

PGIM Jennison International Opportunities Fund

Statement of Assets & Liabilities (unaudited) (continued)

as of April 30, 2026

Class A

Net asset value and redemption price per share, ($150,169,134 ÷ 4,344,725 shares of common stock issued and outstanding)	$34.56
Maximum sales charge (5.50% of offering price)	2.01

Maximum offering price to public	$36.57

Class C

Net asset value, offering price and redemption price per share, ($20,412,354 ÷ 658,656 shares of common stock issued and outstanding)	$30.99

Class R

Net asset value, offering price and redemption price per share, ($226,969,050 ÷ 6,736,770 shares of common stock issued and outstanding)	$33.69

Class Z

Net asset value, offering price and redemption price per share, ($2,918,449,772 ÷ 82,595,828 shares of common stock issued and outstanding)	$35.33

Class R2

Net asset value, offering price and redemption price per share, ($740,532 ÷ 21,551 shares of common stock issued and outstanding)	$34.36

Class R4

Net asset value, offering price and redemption price per share, ($9,003,902 ÷ 257,187 shares of common stock issued and outstanding)	$35.01

Class R6

Net asset value, offering price and redemption price per share, ($1,479,640,622 ÷ 41,757,204 shares of common stock issued and outstanding)	$35.43

See Notes to Financial Statements.

PGIM Jennison International Opportunities Fund

Statement of Operations (unaudited)

Six Months Ended April 30, 2026

Net Investment Income (Loss)

Income
Unaffiliated dividend income (net of $2,746,539 foreign withholding tax)	$17,023,116
Affiliated dividend income	1,960,987
Affiliated income from securities lending, net	68,736

Total income	19,052,839

Expenses
Management fee	20,387,552
Distribution fee(a)	1,133,493
Shareholder servicing fees(a)	6,195
Transfer agent’s fees and expenses (including affiliated expense of $79,690)(a)	2,297,654
Custodian and accounting fees	284,354
Shareholders’ reports	167,238
Registration fees(a)	68,297
Directors’ fees	38,971
Professional fees	36,472
Audit fee	15,885
Miscellaneous	51,665

Total expenses	24,487,776
Less: Fee waiver and/or expense reimbursement(a)	(997,730)
Distribution fee waiver(a)	(304,683)

Net expenses	23,185,363

Net investment income (loss)	(4,132,524)

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $(2,362))	272,335,103
Foreign currency transactions	(695,695)

271,639,408

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $2,726) (net of change in foreign capital gains taxes $601,763)	(361,521,030)
Foreign currencies	130,969

(361,390,061)

Net gain (loss) on investment and foreign currency transactions	(89,750,653)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(93,883,177)

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R2	Class R4	Class R6

Distribution fee	218,217	105,790	804,939	—	4,547	—	—
Shareholder servicing fees	—	—	—	—	1,819	4,376	—
Transfer agent’s fees and expenses	75,121	13,663	132,303	1,964,091	11,509	7,783	93,184
Registration fees	7,689	4,716	2,529	30,947	2,311	2,311	17,794
Fee waiver and/or expense reimbursement	(74,013)	(9,772)	—	(887,831)	(10,838)	(3,000)	(12,276)
Distribution fee waiver	(36,370)	—	(268,313)	—	—	—	—

See Notes to Financial Statements.

PGIM Jennison International Opportunities Fund  45

PGIM Jennison International Opportunities Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2026	Year Ended October 31, 2025

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(4,132,524)	$(3,054,807)
Net realized gain (loss) on investment and foreign currency transactions	271,639,408	665,522,568
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(361,390,061)	35,221,918

Net increase (decrease) in net assets resulting from operations	(93,883,177)	697,689,679

Dividends and Distributions
Distributions from distributable earnings
Class A	(14,222)	—
Class Z	(5,865,410)	(2,186,161)
Class R4	(856)	—
Class R6	(4,082,912)	(2,225,020)

	(9,963,400)	(4,411,181)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	507,725,564	1,383,651,226
Net asset value of shares issued in reinvestment of dividends and distributions	9,790,635	4,352,913
Cost of shares purchased	(1,136,252,234)	(1,734,178,110)

Net increase (decrease) in net assets from Fund share transactions	(618,736,035)	(346,173,971)

Total increase (decrease)	(722,582,612)	347,104,527

Net Assets:
Beginning of period	5,527,967,978	5,180,863,451

End of period	$4,805,385,366	$5,527,967,978

See Notes to Financial Statements.

PGIM Jennison International Opportunities Fund

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30,		Year Ended October 31,
	2026		2025	2024		2023	2022		2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$35.09		$30.85	$23.99		$22.03	$38.51		$28.14
Income (loss) from investment operations:
Net investment income (loss)	(0.05)		(0.08)	(0.02	)(b)	0.01	(0.09)		(0.25)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.48)		4.32	6.88		1.95	(16.36)		10.62
Total from investment operations	(0.53)		4.24	6.86		1.96	(16.45)		10.37
Less Dividends and Distributions:
Dividends from net investment income	(-	)(c)	-	-		-	-		-
Tax return of capital distributions	-		-	-		-	(-	)(c)	-
Distributions from net realized gains	-		-	-		-	(0.03)		-
Total dividends and distributions	-		-	-		-	(0.03)		-
Net asset value, end of period	$34.56		$35.09	$30.85		$23.99	$22.03		$38.51
Total Return(d):	(1.50)%		13.74%	28.60%		8.90%	(42.74)%		36.90%

Ratios/Supplemental Data:
Net assets, end of period (000)	$150,169		$148,198	$130,020		$102,499	$105,135		$208,515
Average net assets (000)	$146,684		$135,641	$126,688		$114,648	$150,632		$142,641
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	1.09	%(f)	1.09%	1.09%		1.09%	1.09%		1.09%
Expenses before waivers and/or expense reimbursement	1.24	%(f)	1.25%	1.24%		1.26%	1.27%		1.27%
Net investment income (loss)	(0.31	)%(f)	(0.24)%	(0.07)%		0.03%	(0.34)%		(0.71)%
Portfolio turnover rate(g)	40%		81%	44%		59%	76%		41%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)	Amount rounds to zero.
(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison International Opportunities Fund 47

PGIM Jennison International Opportunities Fund

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended April 30,		Year Ended October 31,
	2026		2025	2024		2023		2022		2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$31.59		$28.00	$21.95		$20.32		$35.82		$26.38
Income (loss) from investment operations:
Net investment income (loss)	(0.17)		(0.31)	(0.24	)(b)	(0.18	)(b)	(0.30)		(0.50)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.43)		3.90	6.29		1.81		(15.17)		9.94
Total from investment operations	(0.60)		3.59	6.05		1.63		(15.47)		9.44
Less Dividends and Distributions:
Tax return of capital distributions	-		-	-		-		(-	)(c)	-
Distributions from net realized gains	-		-	-		-		(0.03)		-
Total dividends and distributions	-		-	-		-		(0.03)		-
Net asset value, end of period	$30.99		$31.59	$28.00		$21.95		$20.32		$35.82
Total Return(d):	(1.87)%		12.79%	27.56%		8.02%		(43.22)%		35.84%

Ratios/Supplemental Data:
Net assets, end of period (000)	$20,412		$23,517	$24,232		$22,579		$22,981		$40,128
Average net assets (000)	$21,333		$23,009	$25,084		$24,838		$30,780		$28,884
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	1.91	%(f)	1.90%	1.90%		1.90%		1.90%		1.90%
Expenses before waivers and/or expense reimbursement	2.00	%(f)	1.99%	1.99%		1.99%		2.01%		1.97%
Net investment income (loss)	(1.15	)%(f)	(1.06)%	(0.88)%		(0.79)%		(1.14)%		(1.52)%
Portfolio turnover rate(g)	40%		81%	44%		59%		76%		41%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)	Amount rounds to zero.
(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison International Opportunities Fund

Financial Highlights (unaudited) (continued)

Class R Shares
	Six Months Ended April 30,		Year Ended October 31,
	2026		2025	2024		2023		2022		2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$34.26		$30.23	$23.60		$21.75		$38.17		$27.98
Income (loss) from investment operations:
Net investment income (loss)	(0.11)		(0.19)	(0.13	)(b)	(0.09	)(b)	(0.19)		(0.37)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.46)		4.22	6.76		1.94		(16.20)		10.56
Total from investment operations	(0.57)		4.03	6.63		1.85		(16.39)		10.19
Less Dividends and Distributions:
Tax return of capital distributions	-		-	-		-		(-	)(c)	-
Distributions from net realized gains	-		-	-		-		(0.03)		-
Total dividends and distributions	-		-	-		-		(0.03)		-
Net asset value, end of period	$33.69		$34.26	$30.23		$23.60		$21.75		$38.17
Total Return(d):	(1.66)%		13.33%	28.09%		8.51%		(42.97)%		36.42%

Ratios/Supplemental Data:
Net assets, end of period (000)	$226,969		$222,761	$226,297		$218,828		$230,246		$358,284
Average net assets (000)	$216,429		$224,199	$239,312		$237,233		$269,777		$340,986
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	1.45	%(f)	1.45%	1.45%		1.46%		1.47%		1.47%
Expenses before waivers and/or expense reimbursement	1.70	%(f)	1.70%	1.70%		1.71%		1.72%		1.72%
Net investment income (loss)	(0.66	)%(f)	(0.59)%	(0.44)%		(0.35)%		(0.70)%		(1.08)%
Portfolio turnover rate(g)	40%		81%	44%		59%		76%		41%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison International Opportunities Fund 49

PGIM Jennison International Opportunities Fund

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended April 30,		Year Ended October 31,
	2026		2025	2024	2023	2022		2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$35.90		$31.53	$24.50	$22.45	$39.17		$28.56
Income (loss) from investment operations:
Net investment income (loss)	(0.03)		(0.01)	0.04	0.06	(0.04)		(0.18)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.48)		4.40	7.02	1.99	(16.65)		10.79
Total from investment operations	(0.51)		4.39	7.06	2.05	(16.69)		10.61
Less Dividends and Distributions:
Dividends from net investment income	(0.06)		(0.02)	(0.03)	-	-		-
Tax return of capital distributions	-		-	-	-	(-	)(b)	-
Distributions from net realized gains	-		-	-	-	(0.03)		-
Total dividends and distributions	(0.06)		(0.02)	(0.03)	-	(0.03)		-
Net asset value, end of period	$35.33		$35.90	$31.53	$24.50	$22.45		$39.17
Total Return(c):	(1.41)%		13.94%	28.81%	9.13%	(42.63)%		37.15%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,918,450		$3,340,826	$2,950,665	$2,332,761	$1,948,250		$3,481,110
Average net assets (000)	$3,091,994		$3,154,174	$2,852,407	$2,382,104	$2,744,398		$2,452,905
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.90	%(e)	0.90%	0.90%	0.90%	0.90%		0.90%
Expenses before waivers and/or expense reimbursement	0.96	%(e)	0.95%	0.95%	0.95%	0.96%		0.94%
Net investment income (loss)	(0.15	)%(e)	(0.04)%	0.12%	0.21%	(0.14)%		(0.51)%
Portfolio turnover rate(f)	40%		81%	44%	59%	76%		41%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison International Opportunities Fund

Financial Highlights (unaudited) (continued)

Class R2 Shares
	Six Months Ended April 30,		Year Ended October 31,
	2026		2025	2024		2023		2022		2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$34.92		$30.78	$24.00		$22.09		$38.72		$28.35
Income (loss) from investment operations:
Net investment income (loss)	(0.16)		(0.15)	(0.09	)(b)	(0.06	)(b)	(0.15)		(0.33)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.40)		4.29	6.87		1.97		(16.45)		10.70
Total from investment operations	(0.56)		4.14	6.78		1.91		(16.60)		10.37
Less Dividends and Distributions:
Tax return of capital distributions	-		-	-		-		(-	)(c)	-
Distributions from net realized gains	-		-	-		-		(0.03)		-
Total dividends and distributions	-		-	-		-		(0.03)		-
Net asset value, end of period	$34.36		$34.92	$30.78		$24.00		$22.09		$38.72
Total Return(d):	(1.60)%		13.45%	28.25%		8.65%		(42.90)%		36.58%

Ratios/Supplemental Data:
Net assets, end of period (000)	$741		$14,702	$14,154		$11,710		$10,579		$13,101
Average net assets (000)	$3,668		$14,461	$14,748		$11,833		$11,553		$8,789
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	1.34	%(f)	1.34%	1.34%		1.34%		1.34%		1.33%
Expenses before waivers and/or expense reimbursement	1.94	%(f)	1.37%	1.37%		1.38%		1.41%		1.41%
Net investment income (loss)	(0.95	)%(f)	(0.48)%	(0.32)%		(0.23)%		(0.55)%		(0.92)%
Portfolio turnover rate(g)	40%		81%	44%		59%		76%		41%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison International Opportunities Fund 51

PGIM Jennison International Opportunities Fund

Financial Highlights (unaudited) (continued)

Class R4 Shares
	Six Months Ended April 30,		Year Ended October 31,
	2026		2025	2024		2023	2022		2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$35.54		$31.25	$24.30		$22.31	$39.01		$28.49
Income (loss) from investment operations:
Net investment income (loss)	(0.05)		(0.07)	(0.03	)(b)	- (c)	(0.09)		(0.25)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.48)		4.36	6.98		1.99	(16.58)		10.77
Total from investment operations	(0.53)		4.29	6.95		1.99	(16.67)		10.52
Less Dividends and Distributions:
Dividends from net investment income	(-	)(c)	-	-		-	-		-
Tax return of capital distributions	-		-	-		-	(-	)(c)	-
Distributions from net realized gains	-		-	-		-	(0.03)		-
Total dividends and distributions	-		-	-		-	(0.03)		-
Net asset value, end of period	$35.01		$35.54	$31.25		$24.30	$22.31		$39.01
Total Return(d):	(1.48)%		13.73%	28.60%		8.92%	(42.76)%		36.97%

Ratios/Supplemental Data:
Net assets, end of period (000)	$9,004		$10,088	$12,294		$9,811	$8,646		$16,892
Average net assets (000)	$8,825		$10,736	$11,711		$9,832	$11,164		$11,907
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	1.09	%(f)	1.09%	1.08%		1.09%	1.09%		1.08%
Expenses before waivers and/or expense reimbursement	1.16	%(f)	1.14%	1.18%		1.15%	1.16%		1.14%
Net investment income (loss)	(0.31	)%(f)	(0.21)%	(0.11)%		0.02%	(0.33)%		(0.69)%
Portfolio turnover rate(g)	40%		81%	44%		59%	76%		41%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison International Opportunities Fund

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended April 30,		Year Ended October 31,
	2026		2025	2024	2023	2022		2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$36.01		$31.62	$24.57	$22.50	$39.24		$28.59
Income (loss) from investment operations:
Net investment income (loss)	(0.02)		0.01 (b)	0.06	0.07	(0.02)		(0.16)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.48)		4.42	7.03	2.00	(16.69)		10.81
Total from investment operations	(0.50)		4.43	7.09	2.07	(16.71)		10.65
Less Dividends and Distributions:
Dividends from net investment income	(0.08)		(0.04)	(0.04)	-	-		-
Tax return of capital distributions	-		-	-	-	(-	)(c)	-
Distributions from net realized gains	-		-	-	-	(0.03)		-
Total dividends and distributions	(0.08)		(0.04)	(0.04)	-	(0.03)		-
Net asset value, end of period	$35.43		$36.01	$31.62	$24.57	$22.50		$39.24
Total Return(d):	(1.37)%		14.04%	28.87%	9.20%	(42.61)%		37.25%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,479,641		$1,767,876	$1,823,202	$1,426,218	$1,330,422		$2,136,686
Average net assets (000)	$1,621,711		$1,729,322	$1,742,632	$1,495,043	$1,686,565		$1,445,464
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.84	%(f)	0.84%	0.84%	0.84%	0.84%		0.84%
Expenses before waivers and/or expense reimbursement	0.84	%(f)	0.84%	0.84%	0.84%	0.84%		0.84%
Net investment income (loss)	(0.10	)%(f)	0.02%	0.19%	0.27%	(0.07)%		(0.46)%
Portfolio turnover rate(g)	40%		81%	44%	59%	76%		41%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison International Opportunities Fund 53

PGIM Quant Solutions International Equity Fund

Schedule of Investments (unaudited)

as of April 30, 2026

Description	Shares	Value

LONG-TERM INVESTMENTS 97.3%

COMMON STOCKS 94.3%

Australia 3.9%
BHP Group Ltd.	10,512	$416,058
Charter Hall Group, REIT	52,530	773,561
Codan Ltd.	18,146	549,895
CSL Ltd.	28,403	2,563,671
Fortescue Ltd.	57,839	833,638
Harvey Norman Holdings Ltd.	167,905	548,778
Helia Group Ltd.	198,161	771,165
Monadelphous Group Ltd.	5,872	119,264
Nine Entertainment Co. Holdings Ltd.	165,206	114,315
OceanaGold Corp.	38,700	1,198,308
Pantoro Gold Ltd.*	80,786	193,153
Perseus Mining Ltd.	35,973	144,169
QBE Insurance Group Ltd.	74,022	1,198,999
Regis Resources Ltd.	14,091	72,252
Rio Tinto Ltd.	3,938	482,364
Rio Tinto PLC	32,776	3,301,742
Woodside Energy Group Ltd.	72,129	1,724,435
Woolworths Group Ltd.	77,112	1,914,729

		16,920,496

Belgium 0.4%
Anheuser-Busch InBev SA/NV	11,272	851,731
KBC Group NV	5,259	699,963
Proximus SADP	41,375	316,124

		1,867,818

Brazil 1.0%
Axia Energia SA	9,200	115,525
B3 SA - Brasil Bolsa Balcao	245,700	896,603
Banco BTG Pactual SA, UTS	182,300	2,187,909
Petroleo Brasileiro SA	40,000	441,859
Wheaton Precious Metals Corp.	3,900	492,629
Yara International ASA	3,400	197,938

		4,332,463

Canada 8.0%
5N Plus, Inc.*	8,100	195,411
Agnico Eagle Mines Ltd.	13,300	2,500,989
Aritzia, Inc.*	9,500	1,002,698
Bank of Nova Scotia (The)	2,400	186,721
Barrick Mining Corp.	70,000	2,750,322
BCE, Inc.	9,000	213,877
Canada Packers, Inc.	6,200	83,984
Canadian Imperial Bank of Commerce	30,200	3,369,834
Canadian Natural Resources Ltd.	4,400	210,031
Celestica, Inc.*	6,100	2,504,397
Cenovus Energy, Inc.	44,400	1,298,970
CGI, Inc.	16,100	1,053,816
Cogeco Communications, Inc.	27,100	1,255,695
DPM Metals, Inc.	8,000	268,620
Extendicare, Inc.	27,200	600,328
Fairfax Financial Holdings Ltd.	1,400	2,422,747
Fortuna Mining Corp.*	20,000	192,881
Great-West Lifeco, Inc.	4,000	213,730
Groupe Dynamite, Inc.	16,500	1,078,054
Kinross Gold Corp.	83,200	2,520,470

See Notes to Financial Statements.

PGIM Quant Solutions International Equity Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Shares	Value

COMMON STOCKS (Continued)

Canada (cont’d.)
Magna International, Inc.	3,100	$197,295
Maple Leaf Foods, Inc.	31,000	654,986
Nutrien Ltd.	14,100	1,071,760
Open Text Corp.	48,500	1,099,360
OR Royalties, Inc.	8,000	294,652
Power Corp. of Canada	14,000	781,036
Royal Bank of Canada	4,000	719,432
Sprott, Inc.	1,000	130,607
Suncor Energy, Inc.	14,200	973,045
Superior Plus Corp.	23,300	128,649
Toronto-Dominion Bank (The)	39,800	4,287,506

		34,261,903

Chile 0.2%
Latam Airlines Group SA	44,755,580	1,064,413

China 8.3%
Agricultural Bank of China Ltd. (Class H Stock)	102,000	79,570
Alibaba Group Holding Ltd.	73,600	1,213,003
Bank of China Ltd. (Class H Stock)	972,000	631,178
Bank of Jiangsu Co. Ltd. (Class A Stock)	832,600	1,375,604
Bank of Ningbo Co. Ltd. (Class A Stock)	136,000	660,962
BOC Hong Kong Holdings Ltd.	300,000	1,725,657
China BlueChemical Ltd. (Class H Stock)	1,428,000	492,798
China Construction Bank Corp. (Class H Stock)	77,000	86,918
China Gold International Resources Corp. Ltd.	49,400	1,061,130
China Hongqiao Group Ltd.	256,500	1,085,777
China Jushi Co. Ltd. (Class A Stock)	207,300	1,052,574
China Life Insurance Co. Ltd. (Class H Stock)	153,000	564,425
China Pacific Insurance Group Co. Ltd. (Class H Stock)	32,400	141,438
CITIC Ltd.	1,091,000	1,813,084
Contemporary Amperex Technology Co. Ltd. (Class H Stock)	3,200	252,915
COSCO SHIPPING Holdings Co. Ltd. (Class H Stock)	236,000	434,362
Geely Automobile Holdings Ltd.	109,000	318,685
Genertec Universal Medical Group Co. Ltd., 144A	546,000	405,362
Harbin Electric Co. Ltd. (Class H Stock)	154,000	459,804
Huaxia Bank Co. Ltd. (Class A Stock)	143,000	144,230
Industrial & Commercial Bank of China Ltd. (Class H Stock)	3,115,000	2,806,460
NetEase, Inc.	72,900	1,706,530
New China Life Insurance Co. Ltd. (Class H Stock)	144,800	950,937
Ningxia Baofeng Energy Group Co. Ltd. (Class A Stock)	480,000	2,157,145
PICC Property & Casualty Co. Ltd. (Class H Stock)	230,000	415,463
Ping An Bank Co. Ltd. (Class A Stock)	647,690	1,090,532
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	155,500	1,263,920
Qfin Holdings, Inc., ADR	45,800	599,064
Qinghai Salt Lake Industry Co. Ltd. (Class A Stock)*	314,800	1,825,479
Shandong Hongqiao Aluminum Industry Holding Co. Ltd. (Class A Stock)	131,100	481,519
Shanghai Rural Commercial Bank Co. Ltd. (Class A Stock)	135,200	177,611
SITC International Holdings Co. Ltd.	423,000	1,771,089
Tencent Holdings Ltd.	53,500	3,249,176
Vipshop Holdings Ltd., ADR	14,000	201,460
WuXi AppTec Co. Ltd. (Class H Stock), 144A	48,100	845,017
Zhongji Innolight Co. Ltd. (Class A Stock)	4,300	543,164
Zijin Mining Group Co. Ltd. (Class H Stock)	338,000	1,569,673

		35,653,715

Denmark 0.8%
Danske Bank A/S	48,495	2,493,055

See Notes to Financial Statements.

PGIM Quant Solutions International Equity Fund 55

PGIM Quant Solutions International Equity Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Shares	Value

COMMON STOCKS (Continued)

Denmark (cont’d.)
Jyske Bank A/S	1,300	$180,979
Scandinavian Tobacco Group A/S, 144A	59,810	633,277

		3,307,311

Finland 1.1%
Konecranes OYJ	13,221	434,217
Neste OYJ	14,118	487,675
Nordea Bank Abp	122,552	2,304,577
Wartsila OYJ Abp	39,865	1,674,219

		4,900,688

France 5.7%
AXA SA	64,473	3,107,940
BNP Paribas SA	31,237	3,280,557
Capgemini SE	9,122	1,109,385
Credit Agricole SA	113,161	2,210,274
Engie SA	87,846	2,895,630
Ipsen SA	5,140	1,009,506
IPSOS SA	2,500	106,024
Legrand SA	3,713	665,235
Publicis Groupe SA	2,790	260,690
Rubis SCA	27,154	1,119,138
Safran SA	6,097	1,957,825
SCOR SE	35,517	1,325,239
Societe Generale SA	29,618	2,384,251
Teleperformance SE	20,914	1,416,488
TotalEnergies SE	13,695	1,273,273
Vinci SA	1,792	270,990

		24,392,445

Georgia 0.2%
Lion Finance Group PLC	4,387	659,045

Germany 4.9%
Deutsche Bank AG	85,009	2,641,148
Deutsche Post AG	18,215	1,078,588
Deutsche Telekom AG	55,625	1,796,723
Fresenius Medical Care AG	15,288	691,759
Fresenius SE & Co. KGaA	13,688	662,905
Friedrich Vorwerk Group SE	8,530	731,689
Henkel AG & Co. KGaA	770	53,065
HOCHTIEF AG	4,552	2,448,200
Infineon Technologies AG	1,859	125,028
Mercedes-Benz Group AG	39,462	2,300,245
MTU Aero Engines AG	1,605	550,445
Nordex SE*	20,799	1,186,010
Pfisterer Holding SE*	1,491	181,526
RWE AG	23,813	1,733,886
Siemens AG	756	224,654
Siemens Energy AG	10,479	2,220,730
Talanx AG	10,590	1,380,304
Vonovia SE	42,201	1,137,030

		21,143,935

Greece 0.2%
Allwyn AG	50,730	724,479

See Notes to Financial Statements.

PGIM Quant Solutions International Equity Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Shares	Value

COMMON STOCKS (Continued)

Hong Kong 0.5%
Chow Sang Sang Holdings International Ltd.	68,000	$101,999
WH Group Ltd., 144A	1,670,000	2,042,488
Zijin Gold International Co. Ltd.*	9,000	177,782

		2,322,269

India 5.1%
Acutaas Chemicals Ltd.	22,061	606,455
Avanti Feeds Ltd.	31,832	468,549
Bharat Electronics Ltd.	384,550	1,755,552
Bharat Petroleum Corp. Ltd.	234,635	747,119
Canara Bank	106,075	151,395
Cummins India Ltd.	11,784	656,538
Eicher Motors Ltd.	22,236	1,673,145
Great Eastern Shipping Co. Ltd. (The)	27,118	452,897
HCL Technologies Ltd.	108,570	1,380,896
Hero MotoCorp Ltd.	6,500	351,240
Indian Oil Corp. Ltd.	1,145,898	1,725,057
Infosys Ltd.	112,195	1,412,436
Laurus Labs Ltd., 144A	27,941	326,231
Lumax Auto Technologies Ltd.	32,125	548,787
Lupin Ltd.	12,804	312,970
Maruti Suzuki India Ltd.	8,114	1,144,730
Multi Commodity Exchange of India Ltd.	7,000	220,542
National Aluminium Co. Ltd.	296,041	1,252,587
Nestle India Ltd.	9,486	146,143
Oil & Natural Gas Corp. Ltd.	717,021	2,273,050
Sansera Engineering Ltd., 144A	7,725	206,142
State Bank of India	171,600	1,940,968
Sun Pharmaceutical Industries Ltd.	25,325	485,121
Tata Consultancy Services Ltd.	11,172	293,179
Thanga Mayil Jewellery Ltd.	5,226	217,808
Titan Co. Ltd.	4,350	201,947
Wipro Ltd.	286,726	610,946
Zydus Lifesciences Ltd.	26,850	253,789

		21,816,219

Indonesia 0.1%
Astra International Tbk PT	892,800	309,301
Triputra Agro Persada PT	639,600	77,583

		386,884

Ireland 0.7%
AerCap Holdings NV	14,000	1,990,940
AIB Group PLC	83,043	957,200
Greencore Group PLC	22,480	76,963

		3,025,103

Israel 1.1%
Bank Hapoalim BM	92,025	2,469,034
Elbit Systems Ltd.	1,314	1,093,179
Harel Insurance Investments & Financial Services Ltd.	4,264	264,035
Plus500 Ltd.	4,875	296,125
Strauss Group Ltd.	5,125	222,017
Tel Aviv Stock Exchange Ltd.	9,760	491,104

		4,835,494

See Notes to Financial Statements.

PGIM Quant Solutions International Equity Fund 57

PGIM Quant Solutions International Equity Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Shares	Value

COMMON STOCKS (Continued)

Italy 3.6%
BPER Banca SpA	64,260	$948,592
d’Amico International Shipping SA	133,522	1,253,665
Enel SpA	246,055	2,872,863
Eni SpA	74,286	2,100,542
Intesa Sanpaolo SpA	193,443	1,314,297
Iren SpA	19,844	60,724
Leonardo SpA	4,742	296,118
OVS SpA, 144A	27,393	163,020
Snam SpA	284,215	2,241,156
Technogym SpA, 144A	9,464	222,971
UniCredit SpA	42,541	3,287,670
Unipol Assicurazioni SpA	33,543	876,432

		15,638,050

Japan 11.5%
Advantest Corp.	21,100	3,939,762
Asics Corp.	49,000	1,391,484
Astellas Pharma, Inc.	153,500	2,175,363
BIPROGY, Inc.	6,700	192,690
BuySell Technologies Co. Ltd.	9,600	205,750
Citizen Watch Co. Ltd.	7,500	86,896
Coca-Cola Bottlers Japan Holdings, Inc.	6,000	130,957
Cosmo Energy Holdings Co. Ltd.	6,600	168,724
Daicel Corp.	54,000	423,405
Disco Corp.	700	333,048
Exedy Corp.	5,000	195,752
Fast Retailing Co. Ltd.	6,900	3,248,143
First Bank of Toyama Ltd. (The)	13,000	214,254
Food & Life Cos. Ltd.	15,100	878,383
Fuji Co. Ltd./Ehime	6,500	84,616
Furukawa Electric Co. Ltd.	3,500	950,554
Haseko Corp.	9,300	160,602
Honda Motor Co. Ltd.	205,900	1,670,763
Hoya Corp.	9,200	1,718,043
Iida Group Holdings Co. Ltd.	8,000	113,155
Isuzu Motors Ltd.	77,900	1,073,346
JAC Recruitment Co. Ltd.	17,500	96,604
Japan Lifeline Co. Ltd.	24,000	217,449
Japan Petroleum Exploration Co. Ltd.	25,500	364,803
JX Advanced Metals Corp.	7,400	229,580
Kioxia Holdings Corp.*	11,800	2,855,112
Kirin Holdings Co. Ltd.	53,400	842,068
Kobe Steel Ltd.	106,300	1,310,044
Kubota Corp.	68,400	1,116,592
Kyocera Corp.	142,500	2,476,078
Mabuchi Motor Co. Ltd.	44,800	421,634
Mazda Motor Corp.	36,900	237,522
Medipal Holdings Corp.	36,000	643,224
Megmilk Snow Brand Co. Ltd.	10,400	208,977
Mitsubishi Electric Corp.	78,800	3,162,322
Mitsubishi Materials Corp.	24,400	804,047
Mitsui Kinzoku Co. Ltd.	1,400	384,662
MIXI, Inc.	4,000	66,077
MTG Co. Ltd.	5,200	195,374
Noritsu Koki Co. Ltd.	31,800	423,320
NSK Ltd.	167,200	1,358,059
NTN Corp.	246,900	602,745
ORIX Corp.	39,400	1,326,066
PHC Holdings Corp.	39,800	253,765

See Notes to Financial Statements.

PGIM Quant Solutions International Equity Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Shares	Value

COMMON STOCKS (Continued)

Japan (cont’d.)
Renesas Electronics Corp.	54,200	$1,096,067
Resona Holdings, Inc.	7,800	97,560
Roland Corp.	10,400	271,223
Ryohin Keikaku Co. Ltd.	72,000	1,663,466
Sankyo Co. Ltd.	57,600	681,411
Sekisui House REIT, Inc., REIT	324	175,913
Shiseido Co. Ltd.	4,200	85,785
Shizuoka Gas Co. Ltd.	11,300	101,621
SMC Corp.	300	147,523
Sumitomo Corp.	23,500	873,782
Sumitomo Electric Industries Ltd.	7,600	500,340
Suruga Bank Ltd.	16,200	240,197
Toenec Corp.	12,000	186,972
Tokai Rika Co. Ltd.	16,800	309,903
Tokyo Gas Co. Ltd.	23,000	976,807
Tokyu Construction Co. Ltd.	59,900	565,438
Toyoda Gosei Co. Ltd.	42,000	1,239,292
Toyota Motor Corp.	8,265	158,650
Trial Holdings, Inc.	16,400	414,006
Tsuburaya Fields Holdings, Inc.	32,200	295,939
Tsugami Corp.	12,600	377,925
Ushio, Inc.	4,400	88,600
Valor Holdings Co. Ltd.	5,200	122,564

		49,622,798

Kuwait 0.1%
Mobile Telecommunications Co. KSCP	114,175	211,641

Malaysia 0.1%
SD Guthrie Bhd	132,600	207,005

Mexico 0.1%
Cemex SAB de CV, UTS	191,600	235,380

Netherlands 3.4%
ABN AMRO Bank NV, CVA	7,120	247,896
ASM International NV	171	167,285
ASML Holding NV	5,291	7,648,385
Heineken Holding NV	2,392	169,978
ING Groep NV	83,579	2,418,893
Koninklijke Ahold Delhaize NV	57,915	2,720,237
Koninklijke BAM Groep NV	10,575	116,321
SBM Offshore NV	26,664	1,140,724

		14,629,719

New Zealand 0.0%
Fisher & Paykel Healthcare Corp. Ltd.	4,225	91,050

Nigeria 0.1%
Airtel Africa PLC, 144A	127,086	613,778

Norway 0.4%
Aker BP ASA	21,412	837,045
Equinor ASA	4,323	175,934
Frontline PLC	2,856	103,886
Kitron ASA	17,725	191,321

See Notes to Financial Statements.

PGIM Quant Solutions International Equity Fund 59

PGIM Quant Solutions International Equity Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Shares	Value

COMMON STOCKS (Continued)

Norway (cont’d.)
Odfjell Drilling Ltd.	13,192	$142,042
Wallenius Wilhelmsen ASA	36,100	464,482

		1,914,710

Philippines 0.4%
International Container Terminal Services, Inc.	166,190	1,926,086

Poland 0.1%
ORLEN SA	5,876	215,958

Portugal 0.4%
Galp Energia SGPS SA	6,942	162,373
NOS SGPS SA	157,355	1,039,087
Sonae SGPS SA	211,946	485,294

		1,686,754

Qatar 0.2%
Ooredoo QPSC	228,249	858,833

Russia 0.0%
Inter RAO UES PJSC*^	13,660,000	18
LUKOIL PJSC*^	14,283	—
Polyus PJSC*^	14,500	—
Rosneft Oil Co. PJSC*^	155,425	—
Sberbank of Russia PJSC*^	366,709	1

		19

Saudi Arabia 0.6%
Etihad Etisalat Co.	15,469	268,585
Jarir Marketing Co.	153,190	615,168
Mouwasat Medical Services Co.	11,100	201,662
Rasan Information Technology Co.*	3,296	124,306
Riyad Bank	96,100	532,184
SABIC Agri-Nutrients Co.	15,988	621,693
Saudi Arabian Oil Co., 144A	14,540	107,846
United Electronics Co.	8,502	182,985

		2,654,429

Singapore 0.8%
Oversea-Chinese Banking Corp. Ltd.	26,400	455,469
Singapore Exchange Ltd.	35,200	601,876
Singapore Technologies Engineering Ltd.	257,000	2,177,941

		3,235,286

South Africa 0.1%
Gold Fields Ltd.	7,815	331,061
Telkom SA SOC Ltd.	19,380	69,923

		400,984

South Korea 6.5%
APR Corp.	4,534	1,301,910
BHI Co. Ltd.*	3,614	242,001
Hana Financial Group, Inc.	12,352	1,073,161
Hyundai Mobis Co. Ltd.	3,085	892,241
KB Financial Group, Inc.	12,466	1,365,092

See Notes to Financial Statements.

PGIM Quant Solutions International Equity Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Shares	Value

COMMON STOCKS (Continued)

South Korea (cont’d.)
Kia Corp.	11,018	$1,136,416
Korea Gas Corp.	3,262	86,490
Samsung Electronics Co. Ltd.	71,838	10,817,919
Samsung Securities Co. Ltd.	10,374	760,148
Shinhan Financial Group Co. Ltd.	26,590	1,805,693
SK hynix, Inc.	9,060	8,079,424
Woori Financial Group, Inc.	10,124	230,869

		27,791,364

Spain 2.2%
ACS Actividades de Construccion y Servicios SA	3,640	524,650
Banco Bilbao Vizcaya Argentaria SA	112,681	2,488,268
Banco Santander SA	122,329	1,492,699
CaixaBank SA	113,464	1,444,210
Naturgy Energy Group SA	29,105	914,780
Repsol SA	44,646	1,199,244
Solaria Energia y Medio Ambiente SA*	52,901	1,508,552

		9,572,403

Sweden 2.1%
AcadeMedia AB, 144A	60,675	650,600
Ambea AB, 144A	8,448	128,192
Atlas Copco AB (Class B Stock)	16,482	281,037
Epiroc AB (Class B Stock)	2,938	73,208
Industrivarden AB (Class C Stock)	3,900	205,201
Investor AB (Class B Stock)	18,767	761,670
Medcap AB*	1,274	66,206
Rusta AB	11,070	120,858
Saab AB (Class B Stock)	28,260	1,715,473
Sandvik AB	66,360	2,791,575
Swedbank AB (Class A Stock)	56,875	2,010,487
Telefonaktiebolaget LM Ericsson (Class B Stock)	20,412	243,495

		9,048,002

Switzerland 2.1%
ABB Ltd.	40,807	4,127,210
Accelleron Industries AG	8,848	947,973
Galderma Group AG*	6,175	1,295,474
Sandoz Group AG	15,933	1,278,041
Schindler Holding AG	170	56,923
Temenos AG	1,750	165,976
TORM PLC (Class A Stock)	7,618	244,191
UBS Group AG	21,691	959,866

		9,075,654

Taiwan 7.3%
Accton Technology Corp.	2,000	146,473
ASE Technology Holding Co. Ltd.	18,000	282,144
Chroma ATE, Inc.	34,000	2,323,232
Delta Electronics, Inc.	68,000	4,768,532
Eva Airways Corp.	232,000	245,701
Evergreen Marine Corp. Taiwan Ltd.	166,000	1,061,930
Hon Hai Precision Industry Co. Ltd.	44,000	310,861
Jentech Precision Industrial Co. Ltd.	1,000	174,096
Pou Chen Corp.	150,000	122,649
Sunonwealth Electric Machine Industry Co. Ltd.	76,000	352,132

See Notes to Financial Statements.

PGIM Quant Solutions International Equity Fund 61

PGIM Quant Solutions International Equity Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Shares	Value

COMMON STOCKS (Continued)

Taiwan (cont’d.)
TaiDoc Technology Corp.	37,000	$145,970
Taiwan Semiconductor Manufacturing Co. Ltd.	313,000	21,729,044

		31,662,764

Thailand 0.3%
Advanced Info Service PCL	122,500	1,279,442

Turkey 0.2%
Aselsan Elektronik Sanayi Ve Ticaret A/S	33,312	310,194
MLP Saglik Hizmetleri A/S, 144A*	20,748	204,246
Turkiye Sigorta A/S	1,716,481	535,106

		1,049,546

United Arab Emirates 0.5%
Emaar Properties PJSC	402,747	1,296,846
Emirates NBD Bank PJSC	113,036	892,446

		2,189,292

United Kingdom 5.8%
AstraZeneca PLC	4,226	801,767
Barclays PLC	296,304	1,741,651
CK Hutchison Holdings Ltd.	162,500	1,356,906
Currys PLC	193,582	328,481
Diploma PLC	7,062	668,343
Future PLC	193,824	880,384
HSBC Holdings PLC	211,070	3,883,651
IG Group Holdings PLC	60,082	1,227,782
Imperial Brands PLC	40,511	1,539,121
International Consolidated Airlines Group SA	229,173	1,156,112
Kingfisher PLC	87,727	344,969
Lloyds Banking Group PLC	1,345,825	1,829,385
London Stock Exchange Group PLC	1,575	204,367
National Grid PLC	11,575	207,199
NatWest Group PLC	346,591	2,764,367
Ninety One PLC	50,125	147,096
Rolls-Royce Holdings PLC	221,653	3,566,743
Vodafone Group PLC	1,534,749	2,442,011
WPP PLC	28,364	102,694

		25,193,029

United States 3.2%
BRP, Inc.	2,600	145,490
JBS NV (Class A Stock)*	31,400	504,284
Nestle SA	7,156	724,471
Novartis AG	24,710	3,651,883
Roche Holding AG	9,880	4,026,100
Sanofi SA	31,328	2,931,564
Shell PLC	14,561	662,042
Signify NV, 144A	7,425	168,874
Tenaris SA	26,730	853,258

		13,667,966

TOTAL COMMON STOCKS
(cost $314,745,667)		406,286,622

See Notes to Financial Statements.

PGIM Quant Solutions International Equity Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Shares	Value

PREFERRED STOCKS 1.0%

Brazil 0.8%
Petroleo Brasileiro SA (PRFC)	345,400	$3,443,677

South Korea 0.2%
Samsung Electronics Co. Ltd. (PRFC)	9,710	1,048,038

TOTAL PREFERRED STOCKS
(cost $2,077,852)		4,491,715

UNAFFILIATED EXCHANGE-TRADED FUNDS 2.0%

United States
iShares MSCI EAFE ETF	61,200	6,261,984
iShares MSCI Emerging Markets ETF(a)	33,800	2,162,862

TOTAL UNAFFILIATED EXCHANGE-TRADED FUNDS
(cost $7,187,869)		8,424,846

TOTAL LONG-TERM INVESTMENTS
(cost $324,011,388)		419,203,183

SHORT-TERM INVESTMENTS 2.1%

AFFILIATED MUTUAL FUNDS 2.0%
PGIM Core Government Money Market Fund (7-day effective yield 3.780%)(wb)	7,587,025	7,587,025
PGIM Institutional Money Market Fund (7-day effective yield 3.844%)
(cost $1,070,187; includes $1,068,898 of cash collateral for securities on loan)(b)(wb)	1,070,936	1,070,294

TOTAL AFFILIATED MUTUAL FUNDS
(cost $8,657,212)		8,657,319

	Interest Rate	Maturity Date	Principal Amount (000)#

U.S. TREASURY OBLIGATION(k)(n) 0.1%
U.S. Treasury Bills (cost $637,074)	3.610%	06/16/26	640	637,057

TOTAL SHORT-TERM INVESTMENTS (cost $9,294,286)				9,294,376

TOTAL INVESTMENTS 99.4% (cost $333,305,674)				428,497,559
Other assets in excess of liabilities(z) 0.6%				2,475,175

NET ASSETS 100.0%				$430,972,734

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $19 and 0.0% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,068,633; cash collateral of $1,068,898 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

See Notes to Financial Statements.

PGIM Quant Solutions International Equity Fund 63

PGIM Quant Solutions International Equity Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Futures contracts outstanding at April 30, 2026:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
47	Mini MSCI EAFE Index	Jun. 2026	$7,158,335	$238,283
46	Mini MSCI Emerging Markets Index	Jun. 2026	3,758,660	289,448

				$527,731

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
GS	$—	$637,057

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Australia	$1,198,308	$15,722,188	$—
Belgium	316,124	1,551,694	—
Brazil	4,134,525	197,938	—
Canada	34,261,903	—	—
Chile	1,064,413	—	—
China	4,081,546	31,572,169	—
Denmark	—	3,307,311	—
Finland	—	4,900,688	—
France	—	24,392,445	—
Georgia	659,045	—	—
Germany	—	21,143,935	—
Greece	—	724,479	—
Hong Kong	—	2,322,269	—
India	766,595	21,049,624	—
Indonesia	—	386,884	—
Ireland	2,067,903	957,200	—
Israel	—	4,835,494	—
Italy	1,253,665	14,384,385	—
Japan	2,177,516	47,445,282	—
Kuwait	211,641	—	—
Malaysia	207,005	—	—
Mexico	235,380	—	—
Netherlands	2,720,237	11,909,482	—
New Zealand	—	91,050	—
Nigeria	—	613,778	—
Norway	103,886	1,810,824	—
Philippines	—	1,926,086	—
Poland	—	215,958	—
Portugal	—	1,686,754	—

See Notes to Financial Statements.

PGIM Quant Solutions International Equity Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Qatar	$858,833	$—	$—
Russia	—	—	19
Saudi Arabia	—	2,654,429	—
Singapore	—	3,235,286	—
South Africa	69,923	331,061	—
South Korea	—	27,791,364	—
Spain	914,780	8,657,623	—
Sweden	965,856	8,082,146	—
Switzerland	—	9,075,654	—
Taiwan	145,970	31,516,794	—
Thailand	—	1,279,442	—
Turkey	—	1,049,546	—
United Arab Emirates	892,446	1,296,846	—
United Kingdom	1,208,865	23,984,164	—
United States	649,774	13,018,192	—
Preferred Stocks
Brazil	3,443,677	—	—
South Korea	—	1,048,038	—
Unaffiliated Exchange-Traded Funds
United States	8,424,846	—	—
Short-Term Investments
Affiliated Mutual Funds	8,657,319	—	—
U.S. Treasury Obligation	—	637,057	—

Total	$81,691,981	$346,805,559	$19

Other Financial Instruments*
Assets
Futures Contracts	$527,731	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forward foreign currency exchange contracts and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2026 were as follows:

Banks	16.2%
Semiconductors & Semiconductor Equipment	10.8
Metals & Mining	5.8
Oil, Gas & Consumable Fuels	5.5
Pharmaceuticals	4.5
Insurance	3.6
Electrical Equipment	3.4
Electronic Equipment, Instruments & Components	3.1
Aerospace & Defense	3.0
Technology Hardware, Storage & Peripherals	2.7
Capital Markets	2.5
Automobiles	2.5
Machinery	2.4
Affiliated Mutual Funds (0.2% represents investments purchased with collateral from securities on loan)	2.0
Unaffiliated Exchange-Traded Funds	2.0
Specialty Retail	1.7
Chemicals	1.6
Diversified Telecommunication Services	1.4
IT Services	1.3
Food Products	1.3
Consumer Staples Distribution & Retail	1.2

Gas Utilities	1.2%
Wireless Telecommunication Services	1.2
Construction & Engineering	0.9
Broadline Retail	0.9
Marine Transportation	0.9
Industrial Conglomerates	0.9
Health Care Providers & Services	0.9
Trading Companies & Distributors	0.9
Automobile Components	0.8
Interactive Media & Services	0.8
Independent Power & Renewable Electricity Producers	0.8
Multi-Utilities	0.7
Financial Services	0.7
Electric Utilities	0.7
Biotechnology	0.6
Passenger Airlines	0.6
Real Estate Management & Development	0.6
Health Care Equipment & Supplies	0.6
Tobacco	0.6
Energy Equipment & Services	0.5
Leisure Products	0.5
Beverages	0.4

See Notes to Financial Statements.

PGIM Quant Solutions International Equity Fund 65

PGIM Quant Solutions International Equity Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Industry Classification (continued):

Transportation Infrastructure	0.4%
Entertainment	0.4
Hotels, Restaurants & Leisure	0.4
Textiles, Apparel & Luxury Goods	0.3
Personal Care Products	0.3
Professional Services	0.3
Media	0.3
Construction Materials	0.3
Software	0.3
Air Freight & Logistics	0.2
Diversified REITs	0.2
Communications Equipment	0.2
Life Sciences Tools & Services	0.2

Diversified Consumer Services	0.2%
U.S. Treasury Obligation	0.1
Consumer Finance	0.1
Household Durables	0.0	*
Household Products	0.0	*

	99.4
Other assets in excess of liabilities	0.6

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2026 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Due from/to broker-variation margin futures	$527,731*	—	$—

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2026 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$247,223

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$443,814

For the six months ended April 30, 2026, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Futures Contracts - Long Positions (1)	$8,204,822

*	Average volume is based on average quarter end balances for the six months ended April 30, 2026.
(1)	Notional Amount in USD.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

See Notes to Financial Statements.

PGIM Quant Solutions International Equity Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount

Securities on Loan	$1,068,633	$(1,068,633)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM Quant Solutions International Equity Fund 67

PGIM Quant Solutions International Equity Fund

Statement of Assets & Liabilities (unaudited)

as of April 30, 2026

Assets

Investments at value, including securities on loan of $1,068,633:
Unaffiliated investments (cost $324,648,462)	$419,840,240
Affiliated investments (cost $8,657,212)	8,657,319
Foreign currency, at value (cost $1,354,181)	1,373,106
Dividends and interest receivable	1,229,302
Tax reclaim receivable	1,098,077
Due from broker—variation margin futures	237,210
Receivable for Fund shares sold	191,596
Prepaid expenses and other assets	4,299

Total Assets	432,631,149

Liabilities
Payable to broker for collateral for securities on loan	1,068,898
Management fee payable	237,344
Payable for Fund shares purchased	192,000
Affiliated transfer agent fee payable	51,424
Foreign capital gains tax liability accrued	46,096
Distribution fee payable	46,045
Accrued expenses and other liabilities	16,542
Directors’ fees payable	66

Total Liabilities	1,658,415

Net Assets	$430,972,734

Net assets were comprised of:
Common stock, at par	$404
Paid-in capital in excess of par	318,049,661
Total distributable earnings (loss)	112,922,669

Net assets, April 30, 2026	$430,972,734

See Notes to Financial Statements.

PGIM Quant Solutions International Equity Fund

Statement of Assets & Liabilities (unaudited) (continued)

as of April 30, 2026

Class A

Net asset value and redemption price per share, ($ 185,892,666 ÷ 17,540,136 shares of common stock issued and outstanding)	$10.60
Maximum sales charge (5.50% of offering price)	0.62

Maximum offering price to public	$11.22

Class C

Net asset value, offering price and redemption price per share, ($1,497,768 ÷ 151,766 shares of common stock issued and outstanding)	$9.87

Class Z

Net asset value, offering price and redemption price per share, ($136,682,593 ÷ 12,738,152 shares of common stock issued and outstanding)	$10.73

Class R6

Net asset value, offering price and redemption price per share, ($106,899,707 ÷ 9,952,627 shares of common stock issued and outstanding)	$10.74

See Notes to Financial Statements.

PGIM Quant Solutions International Equity Fund  69

PGIM Quant Solutions International Equity Fund

Statement of Operations (unaudited)

Six Months Ended April 30, 2026

Net Investment Income (Loss)

Income
Unaffiliated dividend income (net of $716,524 foreign withholding tax)	$5,170,522
Affiliated dividend income	124,472
Interest income	14,201
Affiliated income from securities lending, net	2,814

Total income	5,312,009

Expenses
Management fee	1,366,965
Distribution fee(a)	268,094
Transfer agent’s fees and expenses (including affiliated expense of $87,016)(a)	219,234
Custodian and accounting fees	83,923
Professional fees	25,692
Shareholders’ reports	25,145
Audit fee	15,756
Registration fees(a)	14,664
Directors’ fees	6,252
Miscellaneous	23,420

Total expenses	2,049,145
Less: Fee waiver and/or expense reimbursement(a)	(132,901)

Net expenses	1,916,244

Net investment income (loss)	3,395,765

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $(1,459)) (net of foreign capital gains taxes $(19,622))	17,615,951
Futures transactions	247,223
Foreign currency transactions	43,682

17,906,856

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $107) (net of change in foreign capital gains taxes $20,819)	36,503,073
Futures	443,814
Foreign currencies	67,612

37,014,499

Net gain (loss) on investment and foreign currency transactions	54,921,355

Net Increase (Decrease) In Net Assets Resulting From Operations	$58,317,120

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6

Distribution fee	261,247	6,847	—	—
Transfer agent’s fees and expenses	196,236	2,946	19,002	1,050
Registration fees	4,388	2,075	4,079	4,122
Fee waiver and/or expense reimbursement	(61,027)	(480)	(32,900)	(38,494)

See Notes to Financial Statements.

PGIM Quant Solutions International Equity Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2026	Year Ended October 31, 2025

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$3,395,765	$4,327,368
Net realized gain (loss) on investment and foreign currency transactions	17,906,856	30,948,484
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	37,014,499	32,238,978

Net increase (decrease) in net assets resulting from operations	58,317,120	67,514,830

Dividends and Distributions
Distributions from distributable earnings
Class A	(15,314,356)	(4,995,356)
Class C	(109,927)	(28,947)
Class Z	(8,519,745)	(662,835)
Class R6	(8,625,781)	(1,351,552)

	(32,569,809)	(7,038,690)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	120,958,062	70,336,561
Net asset value of shares issued in reinvestment of dividends and distributions	32,243,360	6,933,542
Cost of shares purchased	(33,125,452)	(44,432,939)

Net increase (decrease) in net assets from Fund share transactions	120,075,970	32,837,164

Total increase (decrease)	145,823,281	93,313,304

Net Assets:
Beginning of period	285,149,453	191,836,149

End of period	$430,972,734	$285,149,453

See Notes to Financial Statements.

PGIM Quant Solutions International Equity Fund  71

PGIM Quant Solutions International Equity Fund

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30,		Year Ended October 31,
	2026		2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.97		$7.86	$6.33	$5.76	$8.59	$6.74
Income (loss) from investment operations:
Net investment income (loss)	0.07		0.14	0.20	0.17	0.18	0.18
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.48		2.26	1.60	0.62	(2.14)	1.78
Total from investment operations	1.55		2.40	1.80	0.79	(1.96)	1.96
Less Dividends and Distributions:
Dividends from net investment income	(0.17)		(0.29)	(0.27)	(0.22)	(0.24)	(0.11)
Distributions from net realized gains	(0.75)		-	-	-	(0.63)	-
Total dividends and distributions	(0.92)		(0.29)	(0.27)	(0.22)	(0.87)	(0.11)
Net asset value, end of period	$10.60		$9.97	$7.86	$6.33	$5.76	$8.59
Total Return(b):	16.82%		31.75%	29.03%	13.91%	(25.11)%	29.28%

Ratios/Supplemental Data:
Net assets, end of period (000)	$185,893		$166,765	$139,516	$121,357	$119,053	$176,479
Average net assets (000)	$175,608		$148,544	$139,142	$130,333	$148,834	$176,751
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.31	%(d)	1.38%	1.42%	1.54%	1.49%	1.43%
Expenses before waivers and/or expense reimbursement	1.38	%(d)	1.52%	1.58%	1.71%	1.63%	1.55%
Net investment income (loss)	1.50	%(d)	1.70%	2.68%	2.69%	2.65%	2.12%
Portfolio turnover rate(e)	57%		129%	111%	111%	99%	104%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions International Equity Fund

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended April 30,		Year Ended October 31,
	2026		2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.30		$7.35	$5.93	$5.42	$8.13	$6.38
Income (loss) from investment operations:
Net investment income (loss)	0.01		0.04	0.10	0.07	0.09	0.07
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.39		2.11	1.49	0.58	(2.02)	1.71
Total from investment operations	1.40		2.15	1.59	0.65	(1.93)	1.78
Less Dividends and Distributions:
Dividends from net investment income	(0.08)		(0.20)	(0.17)	(0.14)	(0.15)	(0.03)
Distributions from net realized gains	(0.75)		-	-	-	(0.63)	-
Total dividends and distributions	(0.83)		(0.20)	(0.17)	(0.14)	(0.78)	(0.03)
Net asset value, end of period	$9.87		$9.30	$7.35	$5.93	$5.42	$8.13
Total Return(b):	16.14%		30.09%	27.32%	12.11%	(25.98)%	27.89%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,498		$1,379	$1,109	$1,107	$1,319	$2,335
Average net assets (000)	$1,381		$1,205	$1,118	$1,279	$1,929	$2,444
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	2.51	%(d)	2.61%	2.69%	3.12%	2.73%	2.61%
Expenses before waivers and/or expense reimbursement	2.58	%(d)	2.75%	3.55%	3.29%	2.87%	2.73%
Net investment income (loss)	0.30	%(d)	0.45%	1.38%	1.13%	1.43%	0.84%
Portfolio turnover rate(e)	57%		129%	111%	111%	99%	104%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions International Equity Fund 73

PGIM Quant Solutions International Equity Fund

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended April 30,		Year Ended October 31,
	2026		2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.10		$7.96	$6.41	$5.83	$8.68	$6.81
Income (loss) from investment operations:
Net investment income (loss)	0.12		0.18	0.23	0.21	0.22	0.22
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.47		2.28	1.62	0.62	(2.16)	1.79
Total from investment operations	1.59		2.46	1.85	0.83	(1.94)	2.01
Less Dividends and Distributions:
Dividends from net investment income	(0.21)		(0.32)	(0.30)	(0.25)	(0.28)	(0.14)
Distributions from net realized gains	(0.75)		-	-	-	(0.63)	-
Total dividends and distributions	(0.96)		(0.32)	(0.30)	(0.25)	(0.91)	(0.14)
Net asset value, end of period	$10.73		$10.10	$7.96	$6.41	$5.83	$8.68
Total Return(b):	17.04%		32.28%	29.60%	14.49%	(24.82)%	29.85%

Ratios/Supplemental Data:
Net assets, end of period (000)	$136,683		$26,643	$13,111	$10,955	$11,635	$16,562
Average net assets (000)	$94,670		$19,506	$12,718	$12,118	$15,433	$17,429
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.82	%(d)	0.97%	1.00%	1.04%	1.04%	1.01%
Expenses before waivers and/or expense reimbursement	0.89	%(d)	1.11%	1.22%	1.21%	1.18%	1.13%
Net investment income (loss)	2.36	%(d)	2.12%	3.10%	3.16%	3.20%	2.60%
Portfolio turnover rate(e)	57%		129%	111%	111%	99%	104%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions International Equity Fund

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended April 30,		Year Ended October 31,
	2026		2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.12		$7.98	$6.43	$5.85	$8.70	$6.83
Income (loss) from investment operations:
Net investment income (loss)	0.10		0.20	0.25	0.23	0.24	0.25
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.50		2.27	1.61	0.62	(2.16)	1.78
Total from investment operations	1.60		2.47	1.86	0.85	(1.92)	2.03
Less Dividends and Distributions:
Dividends from net investment income	(0.23)		(0.33)	(0.31)	(0.27)	(0.30)	(0.16)
Distributions from net realized gains	(0.75)		-	-	-	(0.63)	-
Total dividends and distributions	(0.98)		(0.33)	(0.31)	(0.27)	(0.93)	(0.16)
Net asset value, end of period	$10.74		$10.12	$7.98	$6.43	$5.85	$8.70
Total Return(b):	17.07%		32.49%	29.80%	14.97%	(24.60)%	29.96%

Ratios/Supplemental Data:
Net assets, end of period (000)	$106,900		$90,363	$38,100	$39,520	$36,684	$59,558
Average net assets (000)	$95,887		$61,131	$42,010	$46,208	$51,067	$37,941
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.78	%(d)	0.78%	0.78%	0.78%	0.78%	0.78%
Expenses before waivers and/or expense reimbursement	0.86	%(d)	0.94%	0.98%	0.97%	0.96%	0.94%
Net investment income (loss)	2.06	%(d)	2.27%	3.29%	3.53%	3.38%	2.92%
Portfolio turnover rate(e)	57%		129%	111%	111%	99%	104%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions International Equity Fund 75

PGIM Emerging Markets Debt Hard Currency Fund

Schedule of Investments (unaudited)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

LONG-TERM INVESTMENTS 97.6%

CORPORATE BONDS 17.9%

Bahrain 0.3%

Bapco Energies BSC Closed,
Sr. Unsec’d. Notes	8.375%	11/07/28		500	$511,250

Brazil 0.2%

Braskem Netherlands Finance BV,
Gtd. Notes	8.500	01/12/31		200	119,050
Gtd. Notes, 144A	8.500	01/12/31		240	142,860
Petrobras Global Finance BV,
Gtd. Notes	5.375	10/01/29	GBP	100	133,898

					395,808

Chile 1.6%

Alfa Desarrollo SpA,
Sr. Sec’d. Notes, 144A	4.550	09/27/51		196	154,339
Chile Electricity Lux Mpc II Sarl,
Gov’t. Gtd. Notes, 144A	5.580	10/20/35		196	199,753
Corp. Nacional del Cobre de Chile,
Sr. Unsec’d. Notes	4.250	07/17/42		360	295,046
Sr. Unsec’d. Notes	4.875	11/04/44		600	517,128
Sr. Unsec’d. Notes	6.300	09/08/53		270	275,705
Sr. Unsec’d. Notes, 144A	5.125	02/02/33		200	199,804
Sr. Unsec’d. Notes, 144A	5.529	01/30/37		200	197,230
Sr. Unsec’d. Notes, 144A	6.440	01/26/36		440	470,013
Empresa Nacional del Petroleo,
Sr. Unsec’d. Notes, 144A	3.450	09/16/31		200	183,686
Sr. Unsec’d. Notes, 144A	6.150	05/10/33		200	209,870
Sociedad Transmisora Metropolitana SpA,
Sr. Sec’d. Notes, 144A	6.385	12/15/55		200	203,000

					2,905,574

China 0.2%

Prosus NV,
Sr. Unsec’d. Notes, 144A	4.193	01/19/32		350	334,462

Colombia 0.3%

Colombia Telecomunicaciones SA ESP,
Sr. Unsec’d. Notes, 144A	4.950	07/17/30		200	187,700
Ecopetrol SA,
Sr. Unsec’d. Notes	4.625	11/02/31		187	168,038
Sr. Unsec’d. Notes	8.625	01/19/29		180	190,530

					546,268

Costa Rica 0.1%

Instituto Costarricense de Electricidad,
Sr. Unsec’d. Notes, 144A	6.750	10/07/31		200	208,364

El Salvador 0.3%

Comision Ejecutiva Hidroelectrica del Rio Lempa,
Gov’t. Gtd. Notes	8.650	01/24/33		320	339,680
Gov’t. Gtd. Notes, 144A	8.650	01/24/33		150	159,225

					498,905

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Guatemala 0.1%

CT Trust,
Sr. Sec’d. Notes, 144A	5.125%	02/03/32		200	$191,836

Hungary 0.3%

MVM Energetika Zrt,
Sr. Unsec’d. Notes	6.500	03/13/31		250	261,725
Sr. Unsec’d. Notes	7.500	06/09/28		208	217,984

					479,709

India 0.4%

Adani Ports & Special Economic Zone Ltd.,
Sr. Unsec’d. Notes, 144A	5.000	08/02/41		200	173,750
Summit Digitel Infrastructure Ltd.,
Sr. Sec’d. Notes, 144A	2.875	08/12/31		435	390,456
Vedanta Resources Finance II PLC,
Gtd. Notes	9.125	10/15/32		260	270,075

					834,281

Indonesia 1.3%

Freeport Indonesia PT,
Sr. Unsec’d. Notes, 144A, MTN	5.315	04/14/32		200	200,200
Indofood CBP Sukses Makmur Tbk PT,
Sr. Unsec’d. Notes	3.541	04/27/32		200	183,750
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT,
Sr. Unsec’d. Notes	5.450	05/15/30		400	407,040
Pertamina Geothermal Energy PT,
Sr. Unsec’d. Notes, 144A	5.150	04/27/28		200	200,875
Pertamina Persero PT,
Sr. Unsec’d. Notes	6.000	05/03/42		200	197,400
Sr. Unsec’d. Notes, EMTN	4.700	07/30/49		200	163,750
Sr. Unsec’d. Notes, EMTN	6.500	11/07/48		200	205,250
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara,
Sr. Unsec’d. Notes	1.875	11/05/31	EUR	400	414,726
Sr. Unsec’d. Notes, 144A, MTN	5.450	05/21/28		400	404,472

					2,377,463

Israel 0.2%

Bank Leumi Le-Israel BM,
Sr. Unsec’d. Notes, 144A	5.125	07/27/27		203	203,256
Energean Israel Finance Ltd.,
Sr. Sec’d. Notes, 144A	5.875	03/30/31		184	175,317

					378,573

Kazakhstan 0.8%

Development Bank of Kazakhstan JSC,
Sr. Unsec’d. Notes, 144A	5.250	10/23/29		200	203,250
KazMunayGas National Co. JSC,
Sr. Unsec’d. Notes	3.500	04/14/33		200	181,875
Sr. Unsec’d. Notes	5.750	04/19/47		215	205,491
Sr. Unsec’d. Notes	6.375	10/24/48		200	201,584
Sr. Unsec’d. Notes, EMTN	5.375	04/24/30		400	406,400
QazaqGaz National Co. JSC,
Gtd. Notes, 144A	5.625	05/08/36		205	201,515

					1,400,115

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund 77

PGIM Emerging Markets Debt Hard Currency Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Kuwait 0.1%

MEGlobal BV,
Gtd. Notes, EMTN	2.625%	04/28/28	300	$284,400

Macau 0.2%

MGM China Holdings Ltd.,
Sr. Unsec’d. Notes	4.750	02/01/27	330	327,525

Malaysia 0.9%

Gohl Capital Ltd.,
Gtd. Notes	4.250	01/24/27	250	248,823
Petronas Capital Ltd.,
Gtd. Notes, 144A, MTN	4.550	04/21/50	400	345,960
Gtd. Notes, 144A, MTN	4.800	04/21/60	200	176,244
Gtd. Notes, 144A, MTN	5.848	04/03/55	320	330,523
Gtd. Notes, EMTN	4.550	04/21/50	500	432,450
Gtd. Notes, EMTN	4.800	04/21/60	200	176,244

				1,710,244

Mexico 4.5%

CFE Fibra E,
Sr. Unsec’d. Notes, 144A	5.875	09/23/40	197	195,262
Comision Federal de Electricidad,
Gtd. Notes	4.688	05/15/29	510	503,370
Sr. Unsec’d. Notes	6.500	01/28/51	200	197,000
Fermaca Enterprises S de RL de CV,
Sr. Sec’d. Notes	6.375	03/30/38	257	261,976
Mexico City Airport Trust,
Sr. Sec’d. Notes	3.875	04/30/28	200	197,400
Sr. Sec’d. Notes	5.500	07/31/47	1,440	1,252,800
Sr. Sec’d. Notes, 144A	5.500	10/31/46	200	174,540
Sr. Sec’d. Notes, 144A	5.500	07/31/47	400	348,000
Petroleos Mexicanos,
Gtd. Notes	5.625	01/23/46	60	46,252
Gtd. Notes(a)	5.950	01/28/31	300	293,625
Gtd. Notes(a)	6.350	02/12/48	300	243,000
Gtd. Notes	6.500	06/02/41	195	172,185
Gtd. Notes	6.700	02/16/32	1,372	1,376,802
Gtd. Notes	6.950	01/28/60	385	319,743
Gtd. Notes	7.690	01/23/50	1,718	1,577,983
Gtd. Notes(a)	10.000	02/07/33	184	215,832
Gtd. Notes, MTN	6.750	09/21/47	765	644,512
Gtd. Notes, MTN	8.750	06/02/29	180	192,780

				8,213,062

Morocco 0.1%

OCP SA,
Sr. Unsec’d. Notes, 144A	6.750	05/02/34	230	241,673

Panama 0.4%

Aeropuerto Internacional de Tocumen SA,
Sr. Sec’d. Notes	4.000	08/11/41	200	171,000
Sr. Sec’d. Notes, 144A	5.125	08/11/61	200	163,450
AES Panama Generation Holdings SRL,
Sr. Sec’d. Notes	4.375	05/31/30	373	352,269

				686,719

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Peru 0.3%

Corp. Financiera de Desarrollo SA,
Sr. Unsec’d. Notes	2.400%	09/28/27		200	$194,097
Petroleos del Peru SA,
Sr. Unsec’d. Notes	4.750	06/19/32		225	183,375
Sr. Unsec’d. Notes	5.625	06/19/47		300	211,350

					588,822

Philippines 0.1%

Globe Telecom, Inc.,
Sr. Unsec’d. Notes	3.000	07/23/35		200	168,063

Poland 0.6%

Bank Gospodarstwa Krajowego,
Gov’t. Gtd. Notes, 144A	6.250	07/09/54		330	333,003
Gov’t. Gtd. Notes, 144A, MTN	5.375	05/22/33		400	406,920
Gov’t. Gtd. Notes, EMTN	5.375	05/22/33		300	305,190

					1,045,113

Saudi Arabia 1.1%

Al Rajhi Sukuk Ltd.,
Sub. Notes, EMTN	5.651(ff)	03/16/36		550	543,433
EIG Pearl Holdings Sarl,
Sr. Sec’d. Notes, 144A	3.545	08/31/36		524	478,908
Greensaif Pipelines Bidco Sarl,
Sr. Sec’d. Notes, 144A	6.129	02/23/38		240	248,202
Ma’aden Sukuk Ltd.,
Sr. Unsec’d. Notes, 144A(a)	5.250	01/29/36		285	280,369
Saudi Arabian Oil Co.,
Sr. Unsec’d. Notes, EMTN	4.250	04/16/39		200	175,750
TMS Issuer Sarl,
Sr. Sec’d. Notes, 144A	5.780	08/23/32		200	205,728

					1,932,390

South Africa 0.9%

Eskom Holdings,
Gov’t. Gtd. Notes, MTN	6.350	08/10/28		400	405,874
Sr. Unsec’d. Notes, MTN	8.450	08/10/28		260	273,494
Sasol Financing USA LLC,
Gtd. Notes(a)	8.750	05/03/29		300	315,804
Gtd. Notes, 144A	8.750	05/03/29		200	210,536
Transnet,
Sr. Unsec’d. Notes	8.250	02/06/28		200	208,074
Sr. Unsec’d. Notes, 144A	8.250	02/06/28		220	228,881

					1,642,663

Trinidad & Tobago 0.1%

Heritage Petroleum Co. Ltd.,
Sr. Sec’d. Notes, 144A	9.000	08/12/29		200	205,125

Ukraine 0.1%

NAK Naftogaz Ukraine via Kondor Finance PLC,
Sr. Unsec’d. Notes	7.125	07/19/26	EUR	116	111,079

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund 79

PGIM Emerging Markets Debt Hard Currency Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United Arab Emirates 1.0%

Abu Dhabi Crude Oil Pipeline LLC,
Sr. Sec’d. Notes	4.600%	11/02/47		200	$176,875
DP World Crescent Ltd.,
Sr. Unsec’d. Notes, EMTN	3.875	07/18/29		300	286,800
DP World Ltd.,
Sr. Unsec’d. Notes, EMTN	6.850	07/02/37		490	527,669
Galaxy Pipeline Assets Bidco Ltd.,
Sr. Sec’d. Notes, 144A	2.940	09/30/40		509	420,383
MDGH GMTN RSC Ltd.,
Gtd. Notes, 144A, MTN	5.084	05/22/53		200	179,780
Gtd. Notes, EMTN	3.700	11/07/49		240	173,676

					1,765,183

Uzbekistan 0.2%

Uzbekneftegaz JSC,
Sr. Unsec’d. Notes	8.750	05/07/30		400	428,000

Venezuela 1.1%

Petroleos de Venezuela SA,
Gtd. Notes	5.375	04/12/27(d)		454	171,612
Gtd. Notes	5.500	04/12/37(d)		165	62,370
Gtd. Notes	6.000	05/16/24(d)		1,280	502,400
Gtd. Notes	6.000	11/15/26(d)		960	374,400
Gtd. Notes	9.000	11/17/21(d)		270	121,500
Gtd. Notes	9.750	05/17/35(d)		365	170,820
Gtd. Notes	12.750	02/17/22(d)		241	124,115
Sr. Sec’d. Notes	8.500	10/27/20(d)		565	583,362

					2,110,579

Vietnam 0.1%

Mong Duong Finance Holdings BV,
Sr. Sec’d. Notes	5.125	05/07/29		145	143,035

TOTAL CORPORATE BONDS (cost $31,696,939)					32,666,283

SOVEREIGN BONDS 77.8%

Angola 2.5%

Angolan Government International Bond,
Sr. Unsec’d. Notes	8.250	05/09/28		400	410,068
Sr. Unsec’d. Notes	8.750	04/14/32		500	519,855
Sr. Unsec’d. Notes	9.375	05/08/48		400	389,624
Sr. Unsec’d. Notes, 144A	9.244	01/15/31		345	368,029
Sr. Unsec’d. Notes, 144A, MTN	9.375	03/31/33		830	877,874
Sr. Unsec’d. Notes, 144A, MTN	9.875	03/31/37		600	637,500
Sr. Unsec’d. Notes, EMTN	8.000	11/26/29		550	559,941
Sr. Unsec’d. Notes, EMTN	9.125	11/26/49		285	271,890
Sr. Unsec’d. Notes, EMTN	9.244	01/15/31		460	490,705

					4,525,486

Argentina 4.2%

Argentine Republic Government International Bond,
Sr. Unsec’d. Notes	0.000(cc)	12/15/35(d)	EUR	6,645	787,716
Sr. Unsec’d. Notes	0.125	07/09/30	EUR	64	62,828
Sr. Unsec’d. Notes	0.750(cc)	07/09/30		1,906	1,644,793

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Argentina (cont’d.)

Argentine Republic Government International Bond, (cont’d.)
Sr. Unsec’d. Notes	1.000%	07/09/29		216	$193,218
Sr. Unsec’d. Notes	3.000(cc)	07/09/41	EUR	493	389,693
Sr. Unsec’d. Notes	3.500(cc)	07/09/41		1,403	967,335
Sr. Unsec’d. Notes	3.875(cc)	07/09/35	EUR	87	73,569
Sr. Unsec’d. Notes	4.125(cc)	07/09/35		2,527	1,885,030
Sr. Unsec’d. Notes	5.000	01/09/38		2,071	1,608,009

					7,612,191

Bahrain 1.5%

Bahrain Government International Bond,
Sr. Unsec’d. Notes	6.000	09/19/44		200	167,250
Sr. Unsec’d. Notes	6.750	09/20/29		600	601,878
Sr. Unsec’d. Notes	7.000	10/12/28		550	555,505
Sr. Unsec’d. Notes	7.375	05/14/30		670	686,026
Sr. Unsec’d. Notes	7.500	09/20/47		200	195,250
Sr. Unsec’d. Notes, 144A	7.500	02/12/36		325	333,639
Sr. Unsec’d. Notes, 144A, MTN	7.100	02/03/38		200	195,000

					2,734,548

Brazil 3.1%

Brazilian Government International Bond,
Sr. Unsec’d. Notes	3.875	06/12/30		315	301,849
Sr. Unsec’d. Notes	5.000	01/27/45		681	548,205
Sr. Unsec’d. Notes	5.500	02/04/33		355	350,385
Sr. Unsec’d. Notes	6.000	10/20/33		495	500,445
Sr. Unsec’d. Notes	6.125	01/22/32		501	516,030
Sr. Unsec’d. Notes	6.250	03/18/31		329	344,167
Sr. Unsec’d. Notes	6.250	05/22/36		786	782,856
Sr. Unsec’d. Notes	6.625	03/15/35		420	434,914
Sr. Unsec’d. Notes	7.250	01/12/56		1,205	1,213,435
Sr. Unsec’d. Notes	8.250	01/20/34		596	685,197

					5,677,483

Chile 0.4%

Bonos de la Tesoreria de la Republica en pesos,
Bonds, 144A	5.800	10/01/29	CLP	340,000	383,972

Chile Government International Bond,
Sr. Unsec’d. Notes	4.000	01/31/52		235	184,545
Sr. Unsec’d. Notes	4.340	03/07/42		280	247,660

					816,177

Colombia 4.5%

Colombia Government International Bond,
Sr. Unsec’d. Notes	3.000	01/30/30		1,318	1,188,968
Sr. Unsec’d. Notes	3.125	04/15/31		600	523,050
Sr. Unsec’d. Notes	4.500	03/15/29		370	358,696
Sr. Unsec’d. Notes	5.000	09/19/32	EUR	240	269,882
Sr. Unsec’d. Notes	5.000	06/15/45		200	152,850
Sr. Unsec’d. Notes	5.375	01/21/29		200	198,830
Sr. Unsec’d. Notes	5.625	02/26/44		250	206,688
Sr. Unsec’d. Notes	6.125	01/21/31		601	601,451
Sr. Unsec’d. Notes	6.125	01/18/41		220	198,715
Sr. Unsec’d. Notes	7.375	04/25/30		1,080	1,131,570
Sr. Unsec’d. Notes	8.000	04/20/33		630	678,510

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund 81

PGIM Emerging Markets Debt Hard Currency Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Colombia (cont’d.)

Colombia Government International Bond, (cont’d.)
Sr. Unsec’d. Notes(a)	8.375%	11/07/54		500	$546,300

Colombian TES,
Bonds, Series B	7.750	09/18/30	COP	10,262,800	2,246,427

					8,301,937

Congo (Democratic Republic) 0.3%

DRC International Bond,
Sr. Unsec’d. Notes, 144A	8.750	04/16/32		200	203,690
Sr. Unsec’d. Notes, 144A	9.500	04/16/37		400	408,068

					611,758

Costa Rica 1.1%

Costa Rica Government International Bond,
Sr. Unsec’d. Notes	6.550	04/03/34		330	354,007
Sr. Unsec’d. Notes	7.000	04/04/44		400	436,725
Sr. Unsec’d. Notes, 144A	6.550	04/03/34		265	284,279
Unsec’d. Notes	7.300	11/13/54		230	259,167
Unsec’d. Notes, 144A	7.300	11/13/54		597	672,707

					2,006,885

Dominican Republic 3.5%

Dominican Republic International Bond,
Sr. Unsec’d. Notes	4.500	01/30/30		721	695,044
Sr. Unsec’d. Notes	4.875	09/23/32		390	368,550
Sr. Unsec’d. Notes	5.300	01/21/41		400	353,600
Sr. Unsec’d. Notes	5.500	02/22/29		1,133	1,134,020
Sr. Unsec’d. Notes	6.400	06/05/49		180	172,440
Sr. Unsec’d. Notes	6.850	01/27/45		615	618,075
Sr. Unsec’d. Notes	6.950	03/15/37		544	567,936
Sr. Unsec’d. Notes	7.050	02/03/31		810	853,740
Sr. Unsec’d. Notes	7.450	04/30/44		400	428,360
Sr. Unsec’d. Notes, 144A	5.300	01/21/41		150	132,600
Sr. Unsec’d. Notes, 144A	5.500	02/22/29		810	810,729
Sr. Unsec’d. Notes, 144A	6.000	07/19/28		170	172,550
Sr. Unsec’d. Notes, 144A	6.950	03/15/37		150	156,600

					6,464,244

Ecuador 2.2%

Ecuador Government International Bond,
Sr. Unsec’d. Notes	5.000(cc)	07/31/40		2	1,708
Sr. Unsec’d. Notes	6.900	07/31/35		1,733	1,606,429
Sr. Unsec’d. Notes, 144A	5.000(cc)	07/31/40		896	748,721
Sr. Unsec’d. Notes, 144A	6.900	07/31/35		871	807,409
Sr. Unsec’d. Notes, 144A	7.961(s)	07/31/30		116	99,479
Sr. Unsec’d. Notes, 144A	8.750	01/29/34		300	306,137
Sr. Unsec’d. Notes, 144A	9.250	01/29/39		400	413,600

					3,983,483

Egypt 2.9%

Egypt Government International Bond,
Sr. Unsec’d. Notes	8.500	01/31/47		520	473,512
Sr. Unsec’d. Notes	8.700	03/01/49		665	613,296
Sr. Unsec’d. Notes, 144A	8.700	03/01/49		210	193,673

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Egypt (cont’d.)

Egypt Government International Bond, (cont’d.)
Sr. Unsec’d. Notes, EMTN	5.625%	04/16/30	EUR	1,600	$1,820,190
Sr. Unsec’d. Notes, EMTN	6.375	04/11/31	EUR	1,955	2,253,252

					5,353,923

El Salvador 1.5%

El Salvador Government International Bond,
Sr. Unsec’d. Notes	7.625	02/01/41		150	149,700
Sr. Unsec’d. Notes	7.650	06/15/35		57	58,459
Sr. Unsec’d. Notes	8.625	02/28/29		100	106,200
Sr. Unsec’d. Notes	9.250	04/17/30		200	214,300
Sr. Unsec’d. Notes(a)	9.650	11/21/54		450	506,025
Sr. Unsec’d. Notes, 144A	0.250	04/17/30		930	33,674
Sr. Unsec’d. Notes, 144A	9.250	04/17/30		900	964,350
Sr. Unsec’d. Notes, 144A	9.650	11/21/54		600	674,700

					2,707,408

Ghana 1.7%

Ghana Government International Bond,
Sr. Unsec’d. Notes	1.500	01/03/37		240	139,858
Sr. Unsec’d. Notes	5.000(cc)	07/03/29		617	599,911
Sr. Unsec’d. Notes	5.000(cc)	07/03/35		460	421,102
Sr. Unsec’d. Notes, 144A	5.000(cc)	07/03/29		779	761,627
Sr. Unsec’d. Notes, 144A	5.000(cc)	07/03/35		1,061	971,245
Sr. Unsec’d. Notes, 144A	5.085(s)	01/03/30		153	133,609

					3,027,352

Guatemala 1.9%

Guatemala Government Bond,
Sr. Unsec’d. Notes	3.700	10/07/33		200	178,428
Sr. Unsec’d. Notes	4.875	02/13/28		400	399,431
Sr. Unsec’d. Notes	4.900	06/01/30		360	358,407
Sr. Unsec’d. Notes	5.250	08/10/29		430	432,580
Sr. Unsec’d. Notes	6.050	08/06/31		200	207,400
Sr. Unsec’d. Notes	6.600	06/13/36		208	222,313
Sr. Unsec’d. Notes	7.050	10/04/32		392	426,809
Sr. Unsec’d. Notes, 144A	4.650	10/07/41		200	174,000
Sr. Unsec’d. Notes, 144A	6.050	08/06/31		200	207,400
Sr. Unsec’d. Notes, 144A	6.250	08/15/36		255	266,172
Sr. Unsec’d. Notes, 144A	6.550	02/06/37		200	213,740
Sr. Unsec’d. Notes, 144A	6.875	08/15/55		305	329,518

					3,416,198

Honduras 0.1%

Honduras Government International Bond,
Sr. Unsec’d. Notes	6.250	01/19/27		200	201,526

Hungary 2.3%

Hungary Government International Bond,
Sr. Unsec’d. Notes	3.125	09/21/51		200	124,591
Sr. Unsec’d. Notes	5.500	06/16/34		300	304,035
Sr. Unsec’d. Notes	6.250	09/22/32		220	234,514
Sr. Unsec’d. Notes	6.750	09/23/55		240	256,951
Sr. Unsec’d. Notes, 144A	5.250	06/16/29		200	203,125
Sr. Unsec’d. Notes, 144A	5.500	03/26/36		600	600,450

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund 83

PGIM Emerging Markets Debt Hard Currency Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Hungary (cont’d.)

Hungary Government International Bond, (cont’d.)
Sr. Unsec’d. Notes, 144A	6.250%	09/22/32		1,035	$1,103,279
Sr. Unsec’d. Notes, 144A	6.750	09/23/55		475	508,549
Sr. Unsec’d. Notes, Series 30Y	7.625	03/29/41		760	891,579

					4,227,073

India 0.1%

Export-Import Bank of India,
Sr. Unsec’d. Notes, 144A, MTN	5.750	01/12/56		200	198,654

Indonesia 1.6%

Indonesia Government International Bond,
Sr. Unsec’d. Notes	4.650	09/20/32		390	386,634
Sr. Unsec’d. Notes	6.625	02/17/37		150	165,375
Sr. Unsec’d. Notes	7.750	01/17/38		500	601,250
Sr. Unsec’d. Notes	8.500	10/12/35		400	494,500
Sr. Unsec’d. Notes, 144A	6.625	02/17/37		290	319,725
Sr. Unsec’d. Notes, EMTN(a)	5.125	01/15/45		200	188,000
Sr. Unsec’d. Notes, EMTN	5.250	01/17/42		200	194,000
Sr. Unsec’d. Notes, EMTN	6.750	01/15/44		100	111,000

Perusahaan Penerbit SBSN Indonesia III,
Sr. Unsec’d. Notes	4.700	06/06/32		400	397,500

					2,857,984

Ivory Coast 2.2%

Ivory Coast Government International Bond,
Sr. Unsec’d. Notes	5.250	03/22/30	EUR	450	527,752
Sr. Unsec’d. Notes	5.875	10/17/31	EUR	600	706,176
Sr. Unsec’d. Notes	6.125	06/15/33		200	195,210
Sr. Unsec’d. Notes	6.625	03/22/48	EUR	555	592,537
Sr. Unsec’d. Notes	6.875	10/17/40	EUR	515	591,963
Sr. Unsec’d. Notes	8.075	04/01/36		400	424,072
Sr. Unsec’d. Notes, 144A	6.750	02/25/41		440	405,478
Sr. Unsec’d. Notes, 144A	7.625	01/30/33		315	330,844
Sr. Unsec’d. Notes, 144A	8.075	04/01/36		200	212,036

					3,986,068

Jamaica 0.3%

Jamaica Government International Bond,
Sr. Unsec’d. Notes	6.750	04/28/28		200	205,379
Sr. Unsec’d. Notes	7.875	07/28/45		200	241,422
Sr. Unsec’d. Notes	8.000	03/15/39		120	144,766

					591,567

Jordan 0.6%

Jordan Government International Bond,
Sr. Unsec’d. Notes	5.750	01/31/27		200	200,180
Sr. Unsec’d. Notes	7.375	10/10/47		200	193,200
Sr. Unsec’d. Notes	7.750	01/15/28		550	566,087
Sr. Unsec’d. Notes, 144A	7.500	01/13/29		205	212,692

					1,172,159

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

SOVEREIGN BONDS (Continued)

Kenya 0.8%

Republic of Kenya Government International Bond,
Sr. Unsec’d. Notes	9.500%	03/05/36		600	$601,380
Sr. Unsec’d. Notes, 144A	8.800	10/09/38		240	228,561
Sr. Unsec’d. Notes, 144A	9.500	03/05/36		290	290,667
Sr. Unsec’d. Notes, 144A	9.750	02/16/31		265	279,774

					1,400,382

Lebanon 1.4%

Lebanon Government International Bond,
Sr. Unsec’d. Notes, EMTN	6.100	10/04/22(d)		280	70,980
Sr. Unsec’d. Notes, EMTN	6.850	05/25/29(d)		255	64,642
Sr. Unsec’d. Notes, EMTN	8.250	04/12/21(d)		3,133	831,811
Sr. Unsec’d. Notes, GMTN	6.250	05/27/22(d)		245	63,578
Sr. Unsec’d. Notes, GMTN	6.250	11/04/24(d)		320	81,120
Sr. Unsec’d. Notes, GMTN	6.400	05/26/23(d)		250	63,375
Sr. Unsec’d. Notes, GMTN	6.650	11/03/28(d)		504	127,764
Sr. Unsec’d. Notes, GMTN	7.050	11/02/35(d)		280	73,220
Sr. Unsec’d. Notes, GMTN	7.150	11/20/31(d)		485	123,917
Sr. Unsec’d. Notes, Series 08Y	6.650	04/22/24(d)		172	43,602
Sr. Unsec’d. Notes, Series 10Y	6.000	01/27/23(d)		191	48,419
Sr. Unsec’d. Notes, Series 10Y	6.850	03/23/27(d)		495	125,482
Sr. Unsec’d. Notes, Series 15Y	6.750	11/29/27(d)		780	197,730
Sr. Unsec’d. Notes, Series 15Y	7.000	04/22/31(d)		115	29,383
Sr. Unsec’d. Notes, Series 15Y	7.000	03/23/32(d)		906	231,483
Sr. Unsec’d. Notes, Series 20Y	7.250	03/23/37(d)		1,150	300,725
Sr. Unsec’d. Notes, Series 88	8.200	05/17/33(d)		115	30,073
Sr. Unsec’d. Notes, Series 89	8.250	05/17/34(d)		55	14,383

					2,521,687

Mexico 2.2%

Mexican Bonos,
Sr. Unsec’d. Notes, Series M	7.750	11/23/34	MXN	171	896,427

Mexico Government International Bond,
Sr. Unsec’d. Notes	4.280	08/14/41		200	158,200
Sr. Unsec’d. Notes	4.600	02/10/48		300	228,337
Sr. Unsec’d. Notes	4.875	05/19/33		330	314,366
Sr. Unsec’d. Notes	5.625	09/22/35		340	332,520
Sr. Unsec’d. Notes	5.850	07/02/32		220	224,180
Sr. Unsec’d. Notes	6.000	05/07/36		345	346,380
Sr. Unsec’d. Notes	6.338	05/04/53		290	273,071
Sr. Unsec’d. Notes	6.400	05/07/54		200	189,125
Sr. Unsec’d. Notes	6.750	02/09/56		200	196,725
Sr. Unsec’d. Notes	7.375	05/13/55		240	255,750
Sr. Unsec’d. Notes, MTN	4.750	03/08/44		140	113,558
Sr. Unsec’d. Notes, Series A, MTN	6.750	09/27/34		493	525,107

					4,053,746

Mongolia 0.2%

Mongolia Government International Bond,
Sr. Unsec’d. Notes, 144A	6.625	02/25/30		200	205,600
Sr. Unsec’d. Notes, 144A	7.875	06/05/29		200	212,638

					418,238

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund 85

PGIM Emerging Markets Debt Hard Currency Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

SOVEREIGN BONDS (Continued)

Montenegro 0.1%

Montenegro Government International Bond,
Sr. Unsec’d. Notes, 144A	7.250%	03/12/31	200	$209,715

Morocco 0.3%

Morocco Government International Bond,
Sr. Unsec’d. Notes	4.000	12/15/50	200	141,500
Sr. Unsec’d. Notes, 144A	6.500	09/08/33	395	422,184

				563,684

Nigeria 2.1%

Nigeria Government International Bond,
Sr. Unsec’d. Notes	7.875	02/16/32	400	421,600
Sr. Unsec’d. Notes	8.747	01/21/31	400	433,400
Sr. Unsec’d. Notes	9.625	06/09/31	500	563,225
Sr. Unsec’d. Notes	10.375	12/09/34	400	478,100
Sr. Unsec’d. Notes, 144A	8.631	01/13/36	200	218,800
Sr. Unsec’d. Notes, 144A	9.625	06/09/31	200	225,290
Sr. Unsec’d. Notes, 144A	10.375	12/09/34	475	567,744
Sr. Unsec’d. Notes, EMTN	8.250	09/28/51	250	253,285
Sr. Unsec’d. Notes, EMTN	8.375	03/24/29	690	737,838

				3,899,282

Oman 1.8%

Oman Government International Bond,
Sr. Unsec’d. Notes	5.625	01/17/28	880	893,209
Sr. Unsec’d. Notes	6.500	03/08/47	435	463,997
Sr. Unsec’d. Notes	7.000	01/25/51	750	846,562
Sr. Unsec’d. Notes, 144A	6.750	01/17/48	200	217,944
Sr. Unsec’d. Notes, EMTN	6.000	08/01/29	850	882,606

				3,304,318

Pakistan 0.4%

Pakistan Government International Bond,
Sr. Unsec’d. Notes	6.875	12/05/27	280	280,861
Sr. Unsec’d. Notes, 144A, MTN	7.375	04/08/31	200	193,004
Sr. Unsec’d. Notes, EMTN	7.375	04/08/31	200	193,004

				666,869

Panama 1.7%

Panama Government International Bond,
Sr. Unsec’d. Notes	3.160	01/23/30	400	378,800
Sr. Unsec’d. Notes	4.300	04/29/53	270	208,224
Sr. Unsec’d. Notes(a)	4.500	04/01/56	1,492	1,166,744
Sr. Unsec’d. Notes	5.662	02/23/38	315	316,675
Sr. Unsec’d. Notes(a)	6.875	01/31/36	576	635,328
Sr. Unsec’d. Notes	7.875	03/01/57	201	242,494
Sr. Unsec’d. Notes	8.000	03/01/38	200	238,200

				3,186,465

Papua New Guinea 0.1%

Papua New Guinea Government International Bond,
Sr. Unsec’d. Notes	8.375	10/04/28	220	229,629

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Paraguay 0.8%

Paraguay Government International Bond,
Sr. Unsec’d. Notes	4.950%	04/28/31		200	$200,946
Sr. Unsec’d. Notes	6.100	08/11/44		500	503,250
Sr. Unsec’d. Notes, 144A	5.400	03/30/50		200	181,300
Sr. Unsec’d. Notes, 144A	6.000	02/09/36		200	209,915
Sr. Unsec’d. Notes, 144A	6.650	03/04/55		400	423,200

					1,518,611

Peru 1.5%

Peruvian Government International Bond,
Sr. Unsec’d. Notes	2.780	12/01/60		610	328,790
Sr. Unsec’d. Notes	3.000	01/15/34		505	436,320
Sr. Unsec’d. Notes	3.230	07/28/2121		110	60,170
Sr. Unsec’d. Notes	3.300	03/11/41		153	117,351
Sr. Unsec’d. Notes	3.600	01/15/72		515	322,647
Sr. Unsec’d. Notes	5.500	03/30/36		310	313,410
Sr. Unsec’d. Notes	5.875	08/08/54		405	394,470
Sr. Unsec’d. Notes	6.200	06/30/55		65	66,132
Sr. Unsec’d. Notes	6.550	03/14/37		95	104,025
Sr. Unsec’d. Notes	8.750	11/21/33		450	551,250

					2,694,565

Philippines 2.3%

Philippine Government Bond,
Bonds, Series 1073	6.375	04/28/35	PHP	11,320	176,995
Bonds, Series 1074	5.925	02/23/36	PHP	59,900	903,265

Philippine Government International Bond,
Sr. Unsec’d. Notes	1.750	04/28/41	EUR	165	134,077
Sr. Unsec’d. Notes	2.650	12/10/45		200	126,215
Sr. Unsec’d. Notes	3.200	07/06/46		200	138,000
Sr. Unsec’d. Notes	3.700	03/01/41		200	161,750
Sr. Unsec’d. Notes	3.950	01/20/40		450	381,375
Sr. Unsec’d. Notes	4.200	03/29/47		300	240,750
Sr. Unsec’d. Notes	5.000	07/17/33		500	501,453
Sr. Unsec’d. Notes	5.500	02/04/35		750	767,475
Sr. Unsec’d. Notes	5.500	01/17/48		330	317,155
Sr. Unsec’d. Notes	5.609	04/13/33		200	208,181
Sr. Unsec’d. Notes	6.375	10/23/34		200	217,000

					4,273,691

Poland 1.1%

Republic of Poland Government International Bond,
Bonds, Series 10Y	5.375	02/12/35		375	383,100
Sr. Unsec’d. Notes, Series 30Y	5.500	04/04/53		785	731,910
Sr. Unsec’d. Notes, Series 30Y	5.500	03/18/54		306	284,741
Sr. Unsec’d. Notes, Series 30Y	6.125	04/14/56		545	546,788

					1,946,539

Romania 3.7%

Romanian Government International Bond,
Bonds, 144A	6.625	05/16/36		240	242,520
Sr. Unsec’d. Notes	5.125	06/15/48		180	143,174
Sr. Unsec’d. Notes	5.875	01/30/29		420	426,569
Sr. Unsec’d. Notes, 144A	4.625	03/04/33	EUR	490	544,717
Sr. Unsec’d. Notes, 144A	5.750	09/16/30		600	606,000

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund 87

PGIM Emerging Markets Debt Hard Currency Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Romania (cont’d.)

Romanian Government International Bond, (cont’d.)
Sr. Unsec’d. Notes, 144A	5.750%	07/04/36		580	$546,464
Sr. Unsec’d. Notes, 144A	6.375	01/30/34		520	524,680
Sr. Unsec’d. Notes, 144A	6.625	02/17/28		400	409,388
Sr. Unsec’d. Notes, 144A	7.125	01/17/33		478	506,680
Sr. Unsec’d. Notes, 144A	7.500	02/10/37		378	404,411
Sr. Unsec’d. Notes, 144A	7.625	01/17/53		226	240,803
Sr. Unsec’d. Notes, 144A, MTN	6.000	05/25/34		452	446,350
Sr. Unsec’d. Notes, EMTN	2.000	04/14/33	EUR	260	243,204
Sr. Unsec’d. Notes, EMTN	3.875	10/29/35	EUR	440	441,054
Sr. Unsec’d. Notes, EMTN	5.375	03/22/31	EUR	380	454,287
Sr. Unsec’d. Notes, EMTN	6.000	05/25/34		80	79,000
Sr. Unsec’d. Notes, EMTN	6.625	09/27/29	EUR	230	289,105
Sr. Unsec’d. Notes, MTN	7.625	01/17/53		116	123,598

					6,672,004

Saudi Arabia 2.6%

Saudi Government International Bond,
Sr. Unsec’d. Notes, 144A	5.875	01/12/56		705	676,814
Sr. Unsec’d. Notes, 144A, MTN	5.000	01/16/34		385	385,308
Sr. Unsec’d. Notes, 144A, MTN	5.000	01/18/53		600	517,104
Sr. Unsec’d. Notes, 144A, MTN	5.250	01/16/50		400	364,428
Sr. Unsec’d. Notes, 144A, MTN	5.750	01/16/54		365	349,944
Sr. Unsec’d. Notes, EMTN	4.500	10/26/46		560	460,250
Sr. Unsec’d. Notes, EMTN	4.625	10/04/47		940	781,962
Sr. Unsec’d. Notes, EMTN	5.000	04/17/49		800	698,812
Sr. Unsec’d. Notes, EMTN	5.250	01/16/50		480	437,314

					4,671,936

Senegal 0.2%

Senegal Government International Bond,
Sr. Unsec’d. Notes	5.375	06/08/37	EUR	700	435,843

Serbia 1.7%

Serbia International Bond,
Sr. Unsec’d. Notes	1.500	06/26/29	EUR	1,265	1,371,907
Sr. Unsec’d. Notes	6.500	09/26/33		280	297,150
Sr. Unsec’d. Notes, 144A	5.500	05/06/36		700	681,422
Sr. Unsec’d. Notes, 144A	6.500	09/26/33		655	695,119

					3,045,598

South Africa 3.0%

Republic of South Africa Government Bond,
Bonds, Series 2035	8.875	02/28/35	ZAR	6,300	379,800
Bonds, Series 2037	8.500	01/31/37	ZAR	6,920	399,247
Bonds, Series 2040	9.000	01/31/40	ZAR	3,085	180,957
Bonds, Series 2048	8.750	02/28/48	ZAR	7,887	446,457

Republic of South Africa Government International Bond,
Sr. Unsec’d. Notes	7.100	11/19/36		200	209,200
Sr. Unsec’d. Notes	7.250	12/11/55		260	244,920
Sr. Unsec’d. Notes	7.950	11/19/54		1,280	1,307,264
Sr. Unsec’d. Notes, 144A	6.125	12/11/37		200	190,400
Sr. Unsec’d. Notes, 144A	7.100	11/19/36		285	298,110
Sr. Unsec’d. Notes, 144A(a)	7.250	12/11/55		400	376,800
Sr. Unsec’d. Notes, 144A	7.950	11/19/54		200	204,260

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

SOVEREIGN BONDS (Continued)

South Africa (cont’d.)

Republic of South Africa Government International Bond, (cont’d.)
Sr. Unsec’d. Notes, Series 30Y	5.750%	09/30/49	895	$723,160
Sr. Unsec’d. Notes, Series 30Y	7.300	04/20/52	480	459,984

				5,420,559

Sri Lanka 1.4%

Sri Lanka Government International Bond,
Sr. Unsec’d. Notes	3.600(cc)	06/15/35	646	497,227
Sr. Unsec’d. Notes	3.600(cc)	05/15/36	217	204,027
Sr. Unsec’d. Notes	3.600(cc)	02/15/38	277	260,648
Sr. Unsec’d. Notes, 144A	3.100(cc)	01/15/30	381	362,684
Sr. Unsec’d. Notes, 144A	3.350(cc)	03/15/33	372	331,467
Sr. Unsec’d. Notes, 144A	3.600(cc)	06/15/35	255	196,669
Sr. Unsec’d. Notes, 144A	3.600(cc)	05/15/36	291	273,568
Sr. Unsec’d. Notes, 144A	3.600(cc)	02/15/38	226	213,324
Sr. Unsec’d. Notes, 144A	4.000	04/15/28	204	194,990

				2,534,604

Suriname 0.1%

Suriname Government International Bond,
Sr. Unsec’d. Notes, 144A	8.500	11/06/35	200	218,763

Trinidad & Tobago 0.1%

Trinidad & Tobago Government International Bond,
Sr. Unsec’d. Notes, 144A	6.500	01/28/36	260	266,258

Turkey 4.1%

Turkiye Government International Bond,
Sr. Unsec’d. Notes	7.125	07/17/32	670	680,218
Sr. Unsec’d. Notes	9.125	07/13/30	1,245	1,374,567
Sr. Unsec’d. Notes, Series 06Y	9.375	03/14/29	1,051	1,144,050
Sr. Unsec’d. Notes, Series 07Y	7.125	02/12/32	400	408,100
Sr. Unsec’d. Notes, Series 10Y	5.250	03/13/30	610	588,955
Sr. Unsec’d. Notes, Series 10Y	5.950	01/15/31	800	785,248
Sr. Unsec’d. Notes, Series 10Y	7.625	04/26/29	940	983,475
Sr. Unsec’d. Notes, Series 10Y	9.375	01/19/33	600	679,500
Sr. Unsec’d. Notes, Series 30Y	5.750	05/11/47	1,200	933,000

				7,577,113

Ukraine 1.3%

Ukraine Government International Bond,
Sr. Unsec’d. Notes	0.000(cc)	02/01/30	60	37,860
Sr. Unsec’d. Notes	0.000(cc)	02/01/34	50	23,550
Sr. Unsec’d. Notes	0.000(cc)	02/01/35	130	66,170
Sr. Unsec’d. Notes	4.000(cc)	02/01/32	235	179,422
Sr. Unsec’d. Notes	4.500(cc)	02/01/34	95	57,950
Sr. Unsec’d. Notes	4.500(cc)	02/01/35	55	33,000
Sr. Unsec’d. Notes	4.500(cc)	02/01/36	40	23,600
Sr. Unsec’d. Notes, 144A	0.000(cc)	02/01/30	119	75,080
Sr. Unsec’d. Notes, 144A	0.000(cc)	02/01/34	349	164,310
Sr. Unsec’d. Notes, 144A	0.000(cc)	02/01/35	345	175,722
Sr. Unsec’d. Notes, 144A	0.000(cc)	02/01/36	161	81,720
Sr. Unsec’d. Notes, 144A	4.000(cc)	02/01/32	631	481,463
Sr. Unsec’d. Notes, 144A	4.500(cc)	02/01/34	517	315,425

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund 89

PGIM Emerging Markets Debt Hard Currency Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

SOVEREIGN BONDS (Continued)

Ukraine (cont’d.)

Ukraine Government International Bond, (cont’d.)
Sr. Unsec’d. Notes, 144A	4.500%(cc)	02/01/35	702	$421,434
Sr. Unsec’d. Notes, 144A	4.500(cc)	02/01/36	552	325,897

				2,462,603

United Arab Emirates 0.7%

Abu Dhabi Government International Bond,
Sr. Unsec’d. Notes	3.125	09/30/49	400	267,750
Sr. Unsec’d. Notes, 144A, MTN	3.875	04/16/50	200	151,875
Sr. Unsec’d. Notes, EMTN	3.875	04/16/50	559	424,490

Emirate of Dubai Government International Bonds,
Sr. Unsec’d. Notes, EMTN	5.250	01/30/43	390	370,863

				1,214,978

Uruguay 1.3%

Oriental Republic of Uruguay,
Sr. Unsec’d. Notes	5.250	09/10/60	130	119,540

Uruguay Government International Bond,
Sr. Unsec’d. Notes	4.975	04/20/55	650	584,350
Sr. Unsec’d. Notes	5.100	06/18/50	400	371,630
Sr. Unsec’d. Notes	7.625	03/21/36	660	781,638
Sr. Unsec’d. Notes	7.875	01/15/33	375	440,625

				2,297,783

Uzbekistan 0.4%

Republic of Uzbekistan International Bond,
Sr. Unsec’d. Notes	6.900	02/28/32	410	438,239
Sr. Unsec’d. Notes, EMTN	5.375	02/20/29	200	200,525

				638,764

Venezuela 1.3%

Venezuela Government International Bond,
Sr. Unsec’d. Notes	6.000	12/09/20(d)	163	70,090
Sr. Unsec’d. Notes	7.000	03/31/38(d)	394	186,300
Sr. Unsec’d. Notes	8.250	10/13/24(d)	376	180,201
Sr. Unsec’d. Notes	9.000	05/07/23(d)	545	272,500
Sr. Unsec’d. Notes	9.250	09/15/27(d)	1,090	558,189
Sr. Unsec’d. Notes	9.250	05/07/28(d)	137	70,213
Sr. Unsec’d. Notes	9.375	01/13/34(d)	268	139,360
Sr. Unsec’d. Notes	11.750	10/21/26(d)	445	252,982
Sr. Unsec’d. Notes	11.950	08/05/31(d)	179	101,871
Sr. Unsec’d. Notes	12.750	08/23/22(d)	840	477,124

				2,308,830

Zambia 0.6%

Zambia Government International Bond,
Unsec’d. Notes	0.500	12/31/53	95	64,900
Unsec’d. Notes	5.750(cc)	06/30/33	460	453,385
Unsec’d. Notes, 144A	5.750(cc)	06/30/33	603	594,956

				1,113,241
TOTAL SOVEREIGN BONDS (cost $133,540,880)				142,240,402

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS(k) 1.9%
U.S. Treasury Notes	3.500%	09/30/26	505	$504,487
U.S. Treasury Notes	3.500	11/30/30	467	457,149
U.S. Treasury Notes	3.750	08/31/26	380	379,955
U.S. Treasury Notes	3.750	04/30/27	248	247,913
U.S. Treasury Notes	3.875	03/31/28	400	399,922
U.S. Treasury Notes	3.875	03/31/31	265	263,261
U.S. Treasury Notes	4.125	10/31/26	780	781,371
U.S. Treasury Notes	4.250	11/30/26	395	396,188

TOTAL U.S. TREASURY OBLIGATIONS (cost $3,435,002)				3,430,246

TOTAL LONG-TERM INVESTMENTS 97.6% (cost $168,672,821)				178,336,931

			Shares

SHORT-TERM INVESTMENTS 3.3%

AFFILIATED MUTUAL FUNDS 3.3%
PGIM Core Government Money Market Fund (7-day effective yield 3.780%)(wb)			2,446,030	2,446,030
PGIM Institutional Money Market Fund (7-day effective yield 3.844%) (cost $3,536,956; includes $3,525,645 of cash collateral for securities on loan)(b)(wb)			3,539,675	3,537,551

TOTAL AFFILIATED MUTUAL FUNDS (cost $5,982,986)				5,983,581

OPTIONS PURCHASED*~ 0.0% (cost $105,228)				78,691

TOTAL SHORT-TERM INVESTMENTS (cost $6,088,214)				6,062,272

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 100.9% (cost $174,761,035)				184,399,203

OPTIONS WRITTEN*~ (0.1)% (premiums received $183,565)				(183,416)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.8%
(cost $174,577,470)				184,215,787
Liabilities in excess of other assets(z) (0.8)%				(1,390,316)

NET ASSETS 100.0%				$182,825,471

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $248 and 0.0% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $3,453,737; cash collateral of $3,525,645 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of April 30, 2026. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund 91

PGIM Emerging Markets Debt Hard Currency Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Options Purchased:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option EUR vs BRL	Call	MSI	05/26/26	7.00	—	EUR 391	$31
Currency Option EUR vs HUF	Call	CITI	05/11/26	490.00	—	EUR 392	—
Currency Option EUR vs HUF	Call	JPM	05/21/26	410.00	—	EUR 392	25
Currency Option USD vs BRL	Call	CITI	05/05/26	6.50	—	443	—
Currency Option USD vs BRL	Call	CITI	05/13/26	6.50	—	453	1
Currency Option USD vs CLP	Call	MSI	05/04/26	1,200.00	—	437	—
Currency Option USD vs CLP	Call	MSI	05/22/26	1,200.00	—	458	2
Currency Option USD vs COP	Call	CITI	05/11/26	4,500.00	—	451	—
Currency Option USD vs COP	Call	CITI	05/14/26	4,100.00	—	453	27
Currency Option USD vs COP	Call	JPM	05/26/26	5,000.00	—	458	3
Currency Option USD vs HUF	Call	JPM	05/14/26	390.00	—	905	1
Currency Option USD vs INR	Call	CITI	05/04/26	110.00	—	437	—
Currency Option USD vs INR	Call	MSI	05/04/26	110.00	—	892	—
Currency Option USD vs INR	Call	CITI	05/05/26	110.00	—	621	—
Currency Option USD vs KRW	Call	DB	05/07/26	1,700.00	—	887	—
Currency Option USD vs KRW	Call	CITI	05/20/26	1,700.00	—	1,378	10
Currency Option USD vs MXN	Call	CITI	05/14/26	21.00	—	905	6
Currency Option USD vs THB	Call	CITI	05/22/26	36.00	—	700	17
Currency Option USD vs TRY	Call	CITI	05/08/26	99.00	—	887	55
Currency Option USD vs TRY	Call	CITI	05/25/26	99.00	—	458	172
Currency Option USD vs TRY	Call	CITI	05/25/26	99.00	—	458	172
Currency Option USD vs ZAR	Call	JPM	05/06/26	22.00	—	443	—
Currency Option USD vs ZAR	Call	MSI	05/13/26	23.00	—	905	—
Currency Option USD vs BRL	Put	HSBC	06/02/26	4.50	—	455	3
Currency Option USD vs CLP	Put	CITI	06/03/26	790.00	—	455	12
Currency Option USD vs COP	Put	MSI	05/04/26	3,200.00	—	1,309	—
Currency Option USD vs CZK	Put	MSI	05/04/26	19.00	—	437	—
Currency Option USD vs HUF	Put	CITI	06/11/26	260.00	—	955	2
Currency Option USD vs INR	Put	DB	05/26/26	89.00	—	457	2
Currency Option USD vs INR	Put	DB	05/26/26	90.00	—	456	4
Currency Option USD vs THB	Put	CITI	05/22/26	28.00	—	700	—
Currency Option USD vs TRY	Put	BOA	10/22/26	53.50	—	698	39,056
Currency Option USD vs TRY	Put	CITI	10/22/26	53.50	—	698	39,056
Currency Option USD vs TWD	Put	MSI	05/22/26	29.00	—	800	25
Currency Option USD vs ZAR	Put	JPM	06/03/26	15.00	—	455	9

Total Options Purchased (cost $105,228)							$78,691

Options Written:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option EUR vs BRL	Call	MSI	05/26/26	5.90	—	EUR 391	$(3,835)
Currency Option EUR vs HUF	Call	JPM	05/21/26	365.00	—	EUR 392	(3,865)
Currency Option USD vs BRL	Call	CITI	05/05/26	5.20	—	443	(34)
Currency Option USD vs BRL	Call	CITI	05/13/26	5.10	—	453	(1,072)
Currency Option USD vs CLP	Call	MSI	05/22/26	910.00	—	458	(4,351)
Currency Option USD vs COP	Call	CITI	05/11/26	3,750.00	—	451	(925)
Currency Option USD vs COP	Call	CITI	05/14/26	3,650.00	—	906	(9,493)
Currency Option USD vs COP	Call	JPM	05/26/26	3,625.00	—	458	(9,600)
Currency Option USD vs HUF	Call	JPM	05/14/26	315.00	—	905	(4,151)
Currency Option USD vs INR	Call	MSI	05/04/26	94.00	—	892	(7,749)
Currency Option USD vs INR	Call	CITI	05/04/26	95.60	—	437	(183)
Currency Option USD vs INR	Call	CITI	05/05/26	93.85	—	621	(6,476)
Currency Option USD vs KRW	Call	DB	05/07/26	1,480.00	—	887	(3,743)
Currency Option USD vs KRW	Call	CITI	05/20/26	1,480.00	—	1,378	(10,923)
Currency Option USD vs MXN	Call	CITI	05/14/26	17.50	—	905	(6,220)
Currency Option USD vs THB	Call	CITI	05/22/26	32.60	—	700	(5,144)

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Options Written (continued):

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs TRY	Call	CITI	05/08/26	45.70	—	887	$(2,088)
Currency Option USD vs TRY	Call	CITI	05/25/26	46.20	—	458	(3,891)
Currency Option USD vs TRY	Call	CITI	05/25/26	46.20	—	458	(3,891)
Currency Option USD vs ZAR	Call	JPM	05/06/26	17.20	—	443	(258)
Currency Option USD vs ZAR	Call	MSI	05/13/26	16.80	—	905	(6,150)
Currency Option USD vs BRL	Put	HSBC	06/02/26	5.00	—	455	(6,518)
Currency Option USD vs CLP	Put	CITI	06/03/26	890.00	—	455	(5,075)
Currency Option USD vs COP	Put	MSI	05/04/26	3,670.00	—	1,309	(14,375)
Currency Option USD vs CZK	Put	MSI	05/04/26	21.40	—	437	(13,183)
Currency Option USD vs HUF	Put	CITI	06/11/26	320.00	—	955	(33,832)
Currency Option USD vs INR	Put	DB	05/26/26	94.25	—	457	(1,056)
Currency Option USD vs INR	Put	DB	05/26/26	94.75	—	456	(1,888)
Currency Option USD vs THB	Put	CITI	05/22/26	31.80	—	700	(1,764)
Currency Option USD vs TRY	Put	BOA	10/22/26	48.00	—	698	(2,639)
Currency Option USD vs TRY	Put	CITI	10/22/26	48.00	—	698	(2,639)
Currency Option USD vs TWD	Put	MSI	05/22/26	31.48	—	800	(2,188)
Currency Option USD vs ZAR	Put	JPM	06/03/26	16.50	—	455	(4,217)

Total Options Written (premiums received $183,565)							$(183,416)

Futures contracts outstanding at April 30, 2026:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
33	2 Year U.S. Treasury Notes	Jun. 2026	$6,835,125	$(57,154)
181	5 Year U.S. Treasury Notes	Jun. 2026	19,518,305	(208,230)
50	10 Year U.S. Treasury Notes	Jun. 2026	5,529,688	(95,522)
22	10 Year U.S. Ultra Treasury Notes	Jun. 2026	2,482,906	(24,015)
17	20 Year U.S. Treasury Bonds	Jun. 2026	1,918,344	(16,181)

				(401,102)

Short Positions:
48	5 Year Euro-Bobl	Jun. 2026	6,503,899	138,608
23	10 Year Euro-Bund	Jun. 2026	3,383,962	84,797
13	30 Year U.S. Ultra Treasury Bonds	Jun. 2026	1,495,406	21,980
4	Euro Schatz Index	Jun. 2026	496,454	5,583

				250,968

				$(150,134)

Forward foreign currency exchange contracts outstanding at April 30, 2026:

Purchase Contracts	Counterparty	Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 05/05/26	CITI	BRL 6,370	$1,211,789	$1,284,744	$72,955	$—
Expiring 05/05/26	CITI	BRL 1,139	226,000	229,624	3,624	—
Expiring 05/05/26	DB	BRL 6,370	1,209,282	1,284,744	75,462	—
Expiring 05/05/26	DB	BRL 2,343	441,000	472,433	31,433	—
Expiring 05/05/26	GSI	BRL 2,430	474,000	489,995	15,995	—
Expiring 05/05/26	JPM	BRL 1,148	225,000	231,603	6,603	—
Expiring 06/02/26	GSI	BRL 12,919	2,578,696	2,586,899	8,203	—
Chilean Peso,
Expiring 06/17/26	CITI	CLP 446,608	479,000	496,361	17,361	—

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund 93

PGIM Emerging Markets Debt Hard Currency Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Forward foreign currency exchange contracts outstanding at April 30, 2026 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chilean Peso (cont’d.),
Expiring 06/17/26	CITI	CLP	221,340	$248,000	$245,998	$—	$(2,002)
Expiring 06/17/26	TD	CLP	212,589	237,000	236,272	—	(728)
Chinese Renminbi,
Expiring 06/17/26	BARC	CNH	1,785	262,000	262,187	187	—
Expiring 06/17/26	BOA	CNH	1,754	255,000	257,695	2,695	—
Expiring 06/17/26	HSBC	CNH	2,128	311,000	312,524	1,524	—
Expiring 06/17/26	SSB	CNH	1,466	213,846	215,308	1,462	—
Colombian Peso,
Expiring 06/17/26	BNP	COP	884,606	240,000	240,496	496	—
Expiring 06/17/26	BNY	COP	230,985	63,266	62,797	—	(469)
Expiring 06/17/26	BOA	COP	1,665,428	441,000	452,775	11,775	—
Expiring 06/17/26	BOA	COP	1,652,091	453,000	449,150	—	(3,850)
Egyptian Pound,
Expiring 05/13/26	CITI	EGP	6,298	114,941	116,633	1,692	—
Expiring 05/13/26	CITI	EGP	6,013	122,963	111,351	—	(11,612)
Expiring 06/10/26	JPM	EGP	6,298	121,094	114,963	—	(6,131)
Expiring 06/25/26	CITI	EGP	17,719	320,118	321,148	1,030	—
Expiring 07/13/26	CITI	EGP	18,106	358,251	325,883	—	(32,368)
Expiring 07/13/26	CITI	EGP	3,539	70,000	63,688	—	(6,312)
Expiring 07/21/26	MSI	EGP	11,732	233,000	210,551	—	(22,449)
Expiring 07/30/26	CITI	EGP	5,161	102,950	92,335	—	(10,615)
Expiring 07/30/26	JPM	EGP	12,635	252,050	226,053	—	(25,997)
Expiring 08/03/26	JPM	EGP	10,325	205,889	184,441	—	(21,448)
Expiring 08/03/26	SCB	EGP	5,675	113,050	101,374	—	(11,676)
Expiring 08/25/26	CITI	EGP	8,742	169,914	154,842	—	(15,072)
Hungarian Forint,
Expiring 07/22/26	BARC	HUF	304,390	979,060	976,191	—	(2,869)
Indian Rupee,
Expiring 06/17/26	CITI	INR	21,048	225,948	220,499	—	(5,449)
Expiring 06/17/26	HSBC	INR	30,730	320,000	321,930	1,930	—
Mexican Peso,
Expiring 06/17/26	BARC	MXN	8,363	474,000	476,793	2,793	—
Expiring 06/17/26	BARC	MXN	4,166	239,000	237,498	—	(1,502)
Expiring 06/17/26	GSI	MXN	4,173	238,000	237,946	—	(54)
New Taiwanese Dollar,
Expiring 06/17/26	MSI	TWD	41,386	1,300,553	1,307,676	7,123	—
Expiring 06/17/26	MSI	TWD	16,209	510,000	512,173	2,173	—
Expiring 06/17/26	SCB	TWD	22,726	714,000	718,077	4,077	—
Nigerian Naira,
Expiring 05/20/26	SCB	NGN	334,125	243,000	240,798	—	(2,202)
Expiring 06/02/26	SCB	NGN	203,596	145,947	145,980	33	—
Expiring 06/29/26	JPM	NGN	312,840	220,000	222,227	2,227	—
Expiring 07/14/26	CITI	NGN	269,563	193,930	190,720	—	(3,210)
Expiring 07/14/26	SCB	NGN	197,224	143,959	139,539	—	(4,420)
Expiring 07/14/26	SCB	NGN	157,224	113,111	111,239	—	(1,872)
Expiring 07/27/26	BOA	NGN	351,132	232,000	247,514	15,514	—
Expiring 09/14/26	SCB	NGN	246,325	167,000	171,066	4,066	—
Expiring 09/14/26	SCB	NGN	206,894	142,000	143,683	1,683	—
Expiring 10/13/26	CITI	NGN	279,710	194,920	192,555	—	(2,365)
Expiring 10/13/26	SCB	NGN	358,476	248,080	246,778	—	(1,302)
Expiring 10/28/26	CITI	NGN	142,111	92,400	97,386	4,986	—
Expiring 10/28/26	JPM	NGN	288,529	187,600	197,723	10,123	—
Expiring 12/16/26	CITI	NGN	185,031	116,500	125,063	8,563	—
Expiring 12/16/26	MSI	NGN	184,769	116,500	124,886	8,386	—
Expiring 01/29/27	CITI	NGN	147,518	95,173	98,501	3,328	—
Expiring 01/29/27	SCB	NGN	82,406	53,165	55,024	1,859	—

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Forward foreign currency exchange contracts outstanding at April 30, 2026 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Peruvian Nuevo Sol,
Expiring 06/17/26	CITI	PEN	1,753	$520,000	$498,181	$—	$(21,819)
Expiring 06/17/26	CITI	PEN	1,561	460,000	443,758	—	(16,242)
Expiring 06/17/26	MSI	PEN	1,271	369,000	361,330	—	(7,670)
Philippine Peso,
Expiring 06/17/26	BOA	PHP	18,102	302,000	294,253	—	(7,747)
Expiring 06/17/26	HSBC	PHP	47,673	791,000	774,938	—	(16,062)
Expiring 06/17/26	SCB	PHP	18,032	298,000	293,109	—	(4,891)
Polish Zloty,
Expiring 07/22/26	SSB	PLN	910	251,000	251,098	98	—
Singapore Dollar,
Expiring 06/17/26	BOA	SGD	396	312,000	311,986	—	(14)
Expiring 06/17/26	GSI	SGD	198	155,524	155,990	466	—
South African Rand,
Expiring 06/17/26	BARC	ZAR	7,600	445,863	454,582	8,719	—
Expiring 06/17/26	BARC	ZAR	5,127	309,000	306,693	—	(2,307)
South Korean Won,
Expiring 06/17/26	JPM	KRW	706,855	481,126	480,416	—	(710)
Expiring 06/17/26	JPM	KRW	326,784	222,000	222,099	99	—
Thai Baht,
Expiring 06/17/26	BARC	THB	6,861	212,822	211,311	—	(1,511)
Expiring 06/17/26	GSI	THB	10,225	312,000	314,904	2,904	—
Turkish Lira,
Expiring 05/13/26	BARC	TRY	39,424	860,000	862,378	2,378	—
Expiring 05/13/26	BARC	TRY	20,663	451,000	451,990	990	—
Expiring 05/13/26	CITI	TRY	20,729	453,000	453,440	440	—
Expiring 05/13/26	GSI	TRY	20,771	454,000	454,342	342	—
Expiring 06/15/26	HSBC	TRY	13,978	297,000	296,189	—	(811)

				$27,415,280	$27,487,319	347,797	(275,758)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 05/05/26	DB	BRL	2,378	$476,000	$479,657	$—	$(3,657)
Expiring 05/05/26	DB	BRL	2,298	460,000	463,436	—	(3,436)
Expiring 05/05/26	GSI	BRL	12,919	2,596,760	2,605,412	—	(8,652)
Expiring 05/05/26	MSI	BRL	2,205	443,000	444,639	—	(1,639)
British Pound,
Expiring 07/22/26	UAG	GBP	102	138,850	139,166	—	(316)
Chilean Peso,
Expiring 06/17/26	CITI	CLP	784,469	875,865	871,860	4,005	—
Expiring 06/17/26	DB	CLP	297,899	335,000	331,085	3,915	—
Expiring 06/17/26	DB	CLP	225,063	250,000	250,135	—	(135)
Chinese Renminbi,
Expiring 06/17/26	BNP	CNH	27,301	3,994,039	4,010,155	—	(16,116)
Expiring 06/17/26	JPM	CNH	2,135	314,000	313,546	454	—
Colombian Peso,
Expiring 06/17/26	CITI	COP	1,721,443	473,000	468,004	4,996	—
Expiring 06/17/26	DB	COP	1,132,506	306,000	307,891	—	(1,891)
Expiring 06/17/26	JPM	COP	6,206,778	1,625,407	1,687,420	—	(62,013)
Czech Koruna,
Expiring 07/22/26	CITI	CZK	39,208	1,902,798	1,888,940	13,858	—
Euro,
Expiring 07/22/26	SSB	EUR	4,177	4,948,424	4,920,628	27,796	—
Expiring 07/22/26	TD	EUR	4,241	5,017,981	4,995,183	22,798	—

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund 95

PGIM Emerging Markets Debt Hard Currency Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Forward foreign currency exchange contracts outstanding at April 30, 2026 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 07/22/26	UAG	EUR	4,979	$5,903,649	$5,864,522	$39,127	$—
Indian Rupee,
Expiring 06/17/26	BOA	INR	29,486	311,000	308,901	2,099	—
Expiring 06/17/26	CITI	INR	28,685	303,000	300,510	2,490	—
Expiring 06/17/26	JPM	INR	41,833	441,000	438,254	2,746	—
Mexican Peso,
Expiring 06/17/26	BOA	MXN	15,761	902,138	898,599	3,539	—
Expiring 06/17/26	DB	MXN	16,056	924,811	915,413	9,398	—
Expiring 06/17/26	JPM	MXN	5,207	286,000	296,886	—	(10,886)
Expiring 06/17/26	JPM	MXN	3,500	198,196	199,553	—	(1,357)
Expiring 06/17/26	MSI	MXN	5,073	284,000	289,215	—	(5,215)
Expiring 06/17/26	UAG	MXN	8,012	456,000	456,806	—	(806)
New Taiwanese Dollar,
Expiring 06/17/26	UAG	TWD	4,339	135,060	137,096	—	(2,036)
Peruvian Nuevo Sol,
Expiring 06/17/26	CITI	PEN	2,317	672,000	658,413	13,587	—
Expiring 06/17/26	CITI	PEN	1,865	526,000	529,941	—	(3,941)
Expiring 06/17/26	SCB	PEN	2,174	627,000	617,777	9,223	—
Philippine Peso,
Expiring 06/17/26	CITI	PHP	71,227	1,199,827	1,157,813	42,014	—
Expiring 06/17/26	CITI	PHP	21,240	349,000	345,266	3,734	—
Expiring 06/17/26	CITI	PHP	19,411	324,000	315,530	8,470	—
Expiring 06/17/26	MSI	PHP	20,629	342,000	335,339	6,661	—
Polish Zloty,
Expiring 07/22/26	CITI	PLN	1,519	423,694	418,971	4,723	—
Singapore Dollar,
Expiring 06/17/26	BOA	SGD	354	278,000	278,980	—	(980)
Expiring 06/17/26	MSI	SGD	3,691	2,921,635	2,909,880	11,755	—
South African Rand,
Expiring 06/17/26	BNY	ZAR	6,427	385,776	384,416	1,360	—
Expiring 06/17/26	DB	ZAR	3,630	220,560	217,134	3,426	—
Expiring 06/17/26	GSI	ZAR	19,243	1,178,730	1,150,976	27,754	—
Expiring 06/17/26	HSBC	ZAR	6,258	370,893	374,339	—	(3,446)
Expiring 06/17/26	SCB	ZAR	3,976	239,000	237,843	1,157	—
Expiring 06/17/26	SCB	ZAR	3,838	229,000	229,555	—	(555)
South Korean Won,
Expiring 06/17/26	CITI	KRW	396,829	268,999	269,704	—	(705)
Expiring 06/17/26	HSBC	KRW	176,899	118,689	120,230	—	(1,541)
Thai Baht,
Expiring 06/17/26	BARC	THB	14,831	455,000	456,773	—	(1,773)
Expiring 06/17/26	GSI	THB	14,973	456,000	461,125	—	(5,125)
Expiring 06/17/26	HSBC	THB	102,971	3,282,847	3,171,271	111,576	—
Expiring 06/17/26	HSBC	THB	22,540	712,000	694,171	17,829	—

				$49,882,628	$49,618,359	400,490	(136,221)

						$748,287	$(411,979)

Cross currency exchange contract outstanding at April 30, 2026:

Settlement	Type	Notional Amount (000)		In Exchange For (000)	Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
07/22/26	Buy	HUF	143,458	EUR 390	$670	$—	JPM

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Credit default swap agreements outstanding at April 30, 2026:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Petroleos
Mexicanos^	05/07/26	4.750%(M)	65	*	$248	$—	$248	GSI
Republic of
Argentina	06/20/26	5.000%(Q)	334	1.182%	3,735	(889)	4,624	GSI
Republic of
Argentina	06/20/27	5.000%(Q)	270	2.627%	8,685	724	7,961	MSI
Republic of
Ecuador	12/20/28	5.000%(Q)	180	2.964%	10,003	(2,144)	12,147	GSI
Republic of
Ecuador	06/20/29	5.000%(Q)	650	3.160%	37,798	(10,647)	48,445	GSI
Republic of
Ecuador	12/20/29	5.000%(Q)	50	3.447%	2,796	(998)	3,794	GSI
Republic of Ivory
Coast	06/20/27	1.000%(Q)	250	1.434%	(919)	(4,363)	3,444	MSI
Republic of
Serbia	06/20/31	1.000%(Q)	350	1.438%	(6,585)	(11,734)	5,149	MSI

					$55,761	$(30,051)	$85,812

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2026(4)	Value at Trade Date	Value at April 30, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.EM.37.V2	06/20/27	1.000%(Q)	9,279	0.627%	$(4,248)	$49,593	$53,841
CDX.EM.39.V1	06/20/28	1.000%(Q)	4,794	0.764%	(24,892)	28,838	53,730
CDX.EM.41.V1	06/20/29	1.000%(Q)	830	0.926%	1,901	2,778	877
CDX.EM.45.V1	06/20/31	1.000%(Q)	9,669	1.618%	(292,610)	(256,286)	36,324

					$(319,849)	$(175,077)	$144,772

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.EM.40.V1	12/20/28	1.000%(Q)	2,240	0.843%	$11,427	$10,100	$1,327	JPM
CDX.EM.41.V1	06/20/29	1.000%(Q)	1,480	0.926%	4,953	2,712	2,241	JPM

					$16,380	$12,812	$3,568

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund 97

PGIM Emerging Markets Debt Hard Currency Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

(ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at April 30, 2026:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
BRL	2,676	01/04/27	10.037%(T)	1 Day BROIS(2)(T)/ 0.053%	$—	$(66,476)	$(66,476)
BRL	342	01/04/27	11.159%(T)	1 Day BROIS(2)(T)/ 0.053%	706	(6,000)	(6,706)
BRL	11,480	01/04/27	14.090%(T)	1 Day BROIS(2)(T)/ 0.053%	—	(16,278)	(16,278)
BRL	48,562	01/04/27	14.159%(T)	1 Day BROIS(1)(T)/ 0.053%	—	(1,712)	(1,712)
BRL	17,718	01/04/27	14.257%(T)	1 Day BROIS(1)(T)/ 0.053%	—	12,644	12,644
BRL	4,471	01/04/27	14.263%(T)	1 Day BROIS(1)(T)/ 0.053%	—	3,122	3,122
BRL	11,172	01/04/27	14.298%(T)	1 Day BROIS(1)(T)/ 0.053%	—	6,714	6,714
BRL	93	01/03/28	12.720%(T)	1 Day BROIS(1)(T)/ 0.053%	141	465	324
BRL	10,949	01/03/28	13.001%(T)	1 Day BROIS(2)(T)/ 0.053%	3,327	(44,625)	(47,952)
BRL	10,604	01/03/28	13.400%(T)	1 Day BROIS(1)(T)/ 0.053%	26,167	40,013	13,846
BRL	4,293	01/02/29	12.528%(T)	1 Day BROIS(2)(T)/ 0.053%	—	(26,150)	(26,150)
BRL	3,397	01/02/29	12.695%(T)	1 Day BROIS(2)(T)/ 0.053%	—	(18,618)	(18,618)
BRL	3,884	01/02/29	13.215%(T)	1 Day BROIS(2)(T)/ 0.053%	—	(19,360)	(19,360)
BRL	858	01/02/29	13.258%(T)	1 Day BROIS(2)(T)/ 0.053%	—	(4,674)	(4,674)
BRL	7,670	01/02/29	13.290%(T)	1 Day BROIS(2)(T)/ 0.053%	—	(37,491)	(37,491)
BRL	6,708	01/02/29	13.312%(T)	1 Day BROIS(1)(T)/ 0.053%	—	21,221	21,221
BRL	3,883	01/02/29	13.520%(T)	1 Day BROIS(2)(T)/ 0.053%	—	(10,043)	(10,043)
BRL	2,120	01/02/31	13.114%(T)	1 Day BROIS(2)(T)/ 0.053%	—	(13,384)	(13,384)
CLP	895,276	06/17/28	4.811%(S)	1 Day CLOIS(1)(S)/ 4.500%	—	2,048	2,048
CLP	903,010	06/17/28	4.826%(S)	1 Day CLOIS(1)(S)/ 4.500%	—	1,776	1,776
CLP	338,138	12/22/30	4.810%(S)	1 Day CLOIS(1)(S)/ 4.500%	—	3,403	3,403
CLP	329,891	12/23/30	4.835%(S)	1 Day CLOIS(1)(S)/ 4.500%	—	2,904	2,904
CLP	1,193,312	03/18/31	4.882%(S)	1 Day CLOIS(1)(S)/ 4.500%	(2,496)	9,917	12,413
CLP	1,054,526	03/18/31	4.884%(S)	1 Day CLOIS(1)(S)/ 4.500%	8,276	8,658	382
COP	2,459,557	06/20/28	11.760%(Q)	1 Day COOIS(2)(Q)/ 10.532%	—	(6,320)	(6,320)
COP	2,216,770	06/17/31	11.350%(Q)	1 Day COOIS(1)(Q)/ 10.532%	—	8,918	8,918
COP	1,082,980	06/17/31	11.470%(Q)	1 Day COOIS(1)(Q)/ 10.532%	—	3,047	3,047
COP	730,820	06/17/31	11.475%(Q)	1 Day COOIS(1)(Q)/ 10.532%	—	2,019	2,019
COP	1,082,980	06/17/31	11.505%(Q)	1 Day COOIS(1)(Q)/ 10.532%	—	2,664	2,664
COP	719,460	06/17/31	11.516%(Q)	1 Day COOIS(1)(Q)/ 10.532%	—	1,690	1,690
COP	1,359,865	06/17/31	11.534%(Q)	1 Day COOIS(1)(Q)/ 10.532%	—	2,947	2,947
COP	736,260	06/17/36	10.957%(Q)	1 Day COOIS(1)(Q)/ 10.532%	—	5,707	5,707
HUF	199,328	12/18/29	5.909%(A)	6 Month BUBOR(1)(S)/ 6.250%	3,932	3,810	(122)
HUF	257,704	03/18/31	5.928%(A)	6 Month BUBOR(2)(S)/ 6.250%	—	790	790
HUF	311,150	03/18/31	6.228%(A)	6 Month BUBOR(2)(S)/ 6.250%	—	13,848	13,848
HUF	270,943	03/18/31	7.085%(A)	6 Month BUBOR(2)(S)/ 6.250%	1,675	44,092	42,417
HUF	155,575	06/17/31	5.910%(A)	6 Month BUBOR(2)(S)/ 6.250%	—	1,344	1,344
HUF	145,770	12/20/33	7.420%(A)	6 Month BUBOR(2)(S)/ 6.250%	—	49,295	49,295

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Interest rate swap agreements outstanding at April 30, 2026 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2026	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
HUF	91,368	06/17/36	5.660%(A)	6 Month BUBOR(2)(S)/ 6.250%	$—	$(690)	$(690)
INR	223,000	03/18/28	5.431%(S)	1 Day MIBOR(2)(S)/ 5.340%	—	(32,333)	(32,333)
KRW	8,076,558	09/17/27	2.386%(Q)	3 Month KWCDC(2)(Q)/ 2.810%	841	(81,650)	(82,491)
KRW	400,000	09/21/27	3.639%(Q)	3 Month KWCDC(1)(Q)/ 2.810%	(3,603)	(913)	2,690
KRW	870,000	12/21/27	4.197%(Q)	3 Month KWCDC(2)(Q)/ 2.810%	14,742	7,111	(7,631)
KRW	3,241,463	03/18/28	3.035%(Q)	3 Month KWCDC(2)(Q)/ 2.810%	—	(22,013)	(22,013)
KRW	2,899,795	03/18/28	3.036%(Q)	3 Month KWCDC(2)(Q)/ 2.810%	—	(19,654)	(19,654)
KRW	1,235,349	12/18/29	2.886%(Q)	3 Month KWCDC(1)(Q)/ 2.810%	—	24,897	24,897
KRW	1,698,450	06/18/30	2.423%(Q)	3 Month KWCDC(2)(Q)/ 2.810%	—	(60,421)	(60,421)
KRW	1,555,462	09/17/30	2.469%(Q)	3 Month KWCDC(2)(Q)/ 2.810%	867	(56,639)	(57,506)
KRW	1,198,132	09/17/30	2.488%(Q)	3 Month KWCDC(2)(Q)/ 2.810%	690	(42,984)	(43,674)
MXN	15,255	06/14/28	7.218%(M)	28 Day Mexican Interbank Rate(2)(M)/ 7.017%	—	(2,179)	(2,179)
MXN	23,095	06/14/28	7.238%(M)	28 Day Mexican Interbank Rate(2)(M)/ 7.017%	—	(2,808)	(2,808)
MXN	13,630	09/11/30	7.720%(M)	28 Day Mexican Interbank Rate(2)(M)/ 7.017%	—	(2,124)	(2,124)
MXN	31,461	03/12/31	7.658%(M)	28 Day Mexican Interbank Rate(2)(M)/ 7.017%	1,429	(13,292)	(14,721)
PLN	1,204	06/15/27	4.970%(A)	6 Month WIBOR(2)(S)/ 3.880%	(1,004)	12,150	13,154
PLN	2,826	09/21/27	5.487%(A)	6 Month WIBOR(1)(S)/ 3.880%	—	(34,567)	(34,567)
PLN	5,393	09/21/27	6.547%(A)	6 Month WIBOR(1)(S)/ 3.880%	1,194	(96,376)	(97,570)
PLN	1,175	10/06/27	6.826%(A)	6 Month WIBOR(2)(S)/ 3.880%	—	22,608	22,608
PLN	460	10/25/27	7.900%(A)	6 Month WIBOR(2)(S)/ 3.880%	—	11,396	11,396
PLN	18	12/21/27	6.845%(A)	6 Month WIBOR(2)(S)/ 3.880%	68	241	173
PLN	1,884	06/19/29	4.812%(A)	6 Month WIBOR(2)(S)/ 3.880%	(2,325)	18,984	21,309
PLN	5,814	06/17/31	4.429%(A)	6 Month WIBOR(1)(S)/ 3.880%	5,700	10,398	4,698
THB	25,582	06/17/31	1.735%(Q)	1 Day THOR(1)(Q)/ 0.992%	—	(1,091)	(1,091)
ZAR	26,626	09/21/27	7.490%(Q)	3 Month JIBAR(1)(Q)/ 6.775%	6,730	(3,423)	(10,153)
ZAR	6,182	06/21/28	8.455%(Q)	3 Month JIBAR(1)(Q)/ 6.775%	(670)	(8,091)	(7,421)
ZAR	3,345	06/19/29	8.933%(Q)	3 Month JIBAR(1)(Q)/ 6.775%	—	(8,565)	(8,565)

					$66,387	$(400,103)	$(466,490)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$13,536	$(30,775)	$89,380	$—

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
JPS	$—	$3,381,268

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level	1—unadjusted quoted prices generally in active markets for identical securities.

Level	2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level	3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund  99

PGIM Emerging Markets Debt Hard Currency Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

The following is a summary of the inputs used as of April 30, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Corporate Bonds
Bahrain	$—	$511,250	$—
Brazil	—	395,808	—
Chile	—	2,905,574	—
China	—	334,462	—
Colombia	—	546,268	—
Costa Rica	—	208,364	—
El Salvador	—	498,905	—
Guatemala	—	191,836	—
Hungary	—	479,709	—
India	—	834,281	—
Indonesia	—	2,377,463	—
Israel	—	378,573	—
Kazakhstan	—	1,400,115	—
Kuwait	—	284,400	—
Macau	—	327,525	—
Malaysia	—	1,710,244	—
Mexico	—	8,213,062	—
Morocco	—	241,673	—
Panama	—	686,719	—
Peru	—	588,822	—
Philippines	—	168,063	—
Poland	—	1,045,113	—
Saudi Arabia	—	1,932,390	—
South Africa	—	1,642,663	—
Trinidad & Tobago	—	205,125	—
Ukraine	—	111,079	—
United Arab Emirates	—	1,765,183	—
Uzbekistan	—	428,000	—
Venezuela	—	2,110,579	—
Vietnam	—	143,035	—
Sovereign Bonds
Angola	—	4,525,486	—
Argentina	—	7,612,191	—
Bahrain	—	2,734,548	—
Brazil	—	5,677,483	—
Chile	—	816,177	—
Colombia	—	8,301,937	—
Congo (Democratic Republic)	—	611,758	—
Costa Rica	—	2,006,885	—
Dominican Republic	—	6,464,244	—
Ecuador	—	3,983,483	—
Egypt	—	5,353,923	—
El Salvador	—	2,707,408	—
Ghana	—	3,027,352	—
Guatemala	—	3,416,198	—
Honduras	—	201,526	—
Hungary	—	4,227,073	—
India	—	198,654	—
Indonesia	—	2,857,984	—
Ivory Coast	—	3,986,068	—
Jamaica	—	591,567	—
Jordan	—	1,172,159	—
Kenya	—	1,400,382	—
Lebanon	—	2,521,687	—
Mexico	—	4,053,746	—
Mongolia	—	418,238	—
Montenegro	—	209,715	—
Morocco	—	563,684	—
Nigeria	—	3,899,282	—

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Sovereign Bonds (continued)
Oman	$—	$3,304,318	$—
Pakistan	—	666,869	—
Panama	—	3,186,465	—
Papua New Guinea	—	229,629	—
Paraguay	—	1,518,611	—
Peru	—	2,694,565	—
Philippines	—	4,273,691	—
Poland	—	1,946,539	—
Romania	—	6,672,004	—
Saudi Arabia	—	4,671,936	—
Senegal	—	435,843	—
Serbia	—	3,045,598	—
South Africa	—	5,420,559	—
Sri Lanka	—	2,534,604	—
Suriname	—	218,763	—
Trinidad & Tobago	—	266,258	—
Turkey	—	7,577,113	—
Ukraine	—	2,462,603	—
United Arab Emirates	—	1,214,978	—
Uruguay	—	2,297,783	—
Uzbekistan	—	638,764	—
Venezuela	—	2,308,830	—
Zambia	—	1,113,241	—
U.S. Treasury Obligations	—	3,430,246	—
Short-Term Investments
Affiliated Mutual Funds	5,983,581	—	—
Options Purchased	—	78,691	—

Total	$5,983,581	$178,415,622	$—

Liabilities
Options Written	$—	$(183,416)	$—

Other Financial Instruments*
Assets
Futures Contracts	$250,968	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	748,287	—
OTC Cross Currency Exchange Contracts	—	670	—
Centrally Cleared Credit Default Swap Agreements	—	144,772	—
OTC Credit Default Swap Agreements	—	79,397	248
Centrally Cleared Interest Rate Swap Agreements	—	316,408	—

Total	$250,968	$1,289,534	$248

Liabilities
Futures Contracts	$(401,102)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(411,979)	—
OTC Credit Default Swap Agreements.	—	(7,504)	—
Centrally Cleared Interest Rate Swap Agreements	—	(782,898)	—

Total	$(401,102)	$(1,202,381)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forward foreign currency exchange contracts and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2026 were as follows:

Sovereign Bonds	77.8% Oil & Gas	7.2%

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund  101

PGIM Emerging Markets Debt Hard Currency Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Industry Classification (continued):

Affiliated Mutual Funds (1.9% represents investments purchased with collateral from securities on loan)	3.3%
Electric	2.5
U.S. Treasury Obligations	1.9
Mining	1.6
Engineering & Construction	1.5
Banks	1.2
Pipelines	1.1
Chemicals	0.9
Commercial Services	0.5
Lodging	0.3
Telecommunications	0.3
Transportation	0.2
Investment Companies	0.2

Internet	0.2%
Real Estate Investment Trusts (REITs)	0.1
Foods	0.1
Options Purchased	0.0 *

100.9
Options Written	(0.1)
Liabilities in excess of other assets	(0.8)

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2026 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Due from/to broker-variation margin swaps	$144,772	*	—	$—
Credit contracts	Premiums paid for OTC swap agreements	13,536		Premiums received for OTC swap agreements	30,775
Credit contracts	Unrealized appreciation on OTC swap agreements	89,380		—	—
Foreign exchange contracts	Unaffiliated investments	78,691		Options written outstanding, at value	183,416
Foreign exchange contracts	Unrealized appreciation on OTC cross currency exchange contracts	670		—	—
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	748,287		Unrealized depreciation on OTC forward foreign currency exchange contracts	411,979
Interest rate contracts	Due from/to broker-variation margin futures	250,968	*	Due from/to broker-variation margin futures	401,102	*
Interest rate contracts	Due from/to broker-variation margin swaps	316,408	*	Due from/to broker-variation margin swaps	782,898	*

		$1,642,712			$1,810,170

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2026 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$—	$—	$35,451
Foreign exchange contracts	(136,198)	606,707	—	(738,899)	—
Interest rate contracts	—	—	(221,321)	—	92,736

Total	$(136,198)	$606,707	$(221,321)	$(738,899)	$128,187

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures Contracts	Forward &Cross Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$—	$—	$114,783
Foreign exchange contracts	(21,013)	(87,195)	—	136,066	—
Interest rate contracts	—	—	(78,472)	—	(196,366)

Total	$(21,013)	$(87,195)	$(78,472)	$136,066	$(81,583)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended April 30, 2026, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$80,980
Options Written (2)	21,030,901
Futures Contracts - Long Positions (2)	28,697,587
Futures Contracts - Short Positions (2)	10,448,891
Forward Foreign Currency Exchange Contracts - Purchased (3)	45,265,856
Forward Foreign Currency Exchange Contracts - Sold (3)	57,553,228
Cross Currency Exchange Contracts (4)	643,754
Credit Default Swap Agreements - Buy Protection (2)	8,127,467
Credit Default Swap Agreements - Sell Protection (2)	28,060,190
Interest Rate Swap Agreements (2)	60,917,132

*	Average volume is based on average quarter end balances for the six months ended April 30, 2026.
(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.
(4)	Value at Trade Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

Securities on Loan	$3,453,737	$(3,453,737)	$—

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund  103

PGIM Emerging Markets Debt Hard Currency Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BARC	$15,067	$(9,962)	$5,105	$—	$5,105
BNP	496	(16,116)	(15,620)	—	(15,620)
BNY	1,360	(469)	891	—	891
BOA	74,678	(15,230)	59,448	—	59,448
CITI	251,386	(225,362)	26,024	—	26,024
DB	123,640	(15,806)	107,834	—	107,834
GSI	124,922	(28,509)	96,413	—	96,413
HSBC	132,862	(28,378)	104,484	—	104,484
JPM	39,340	(150,633)	(111,293)	—	(111,293)
MSI	53,434	(104,901)	(51,467)	—	(51,467)
SCB	22,098	(26,918)	(4,820)	—	(4,820)
SSB	29,356	—	29,356	—	29,356
TD	22,798	(728)	22,070	—	22,070
UAG	39,127	(3,158)	35,969	—	35,969

	$930,564	$(626,170)	$304,394	$—	$304,394

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund

Statement of Assets & Liabilities (unaudited)

as of April 30, 2026

Assets

Investments at value, including securities on loan of $3,453,737:
Unaffiliated investments (cost $168,778,049)	$178,415,622
Affiliated investments (cost $5,982,986)	5,983,581
Foreign currency, at value (cost $27,246)	27,875
Dividends and interest receivable	2,601,720
Unrealized appreciation on OTC forward foreign currency exchange contracts	748,287
Receivable for investments sold	373,366
Receivable for Fund shares sold	102,825
Unrealized appreciation on OTC swap agreements	89,380
Due from broker—variation margin futures	73,184
Premiums paid for OTC swap agreements	13,536
Unrealized appreciation on OTC cross currency exchange contracts	670
Prepaid expenses	2,533

Total Assets	188,432,579

Liabilities

Payable to broker for collateral for securities on loan	3,525,645
Payable for investments purchased	1,121,457
Unrealized depreciation on OTC forward foreign currency exchange contracts	411,979
Options written outstanding, at value (premiums received $183,565)	183,416
Accrued expenses and other liabilities	104,944
Payable for Fund shares purchased	86,536
Dividends and Distributions payable	71,126
Management fee payable	63,587
Premiums received for OTC swap agreements	30,775
Due to broker—variation margin swaps	6,211
Directors’ fees payable	869
Affiliated transfer agent fee payable	476
Distribution fee payable	87

Total Liabilities	5,607,108

Net Assets	$182,825,471

Net assets were comprised of:
Common stock, at par	$251
Paid-in capital in excess of par	215,424,906
Total distributable earnings (loss)	(32,599,686)

Net assets, April 30, 2026	$182,825,471

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund  105

PGIM Emerging Markets Debt Hard Currency Fund

Statement of Assets & Liabilities (unaudited) (continued)

as of April 30, 2026

Class A

Net asset value, offering price and redemption price per share, ($233,372 ÷ 32,034 shares of beneficial interest issued and outstanding)	$7.29
Maximum sales charge (3.25% of offering price)	0.24

Maximum offering price to public	$7.53

Class C

Net asset value, offering price and redemption price per share, ($52,536 ÷ 7,208 shares of beneficial interest issued and outstanding)	$7.29

Class Z

Net asset value, offering price and redemption price per share, ($74,943,982 ÷ 10,274,946 shares of beneficial interest issued and outstanding)	$7.29

Class R6

Net asset value, offering price and redemption price per share, ($107,595,581 ÷ 14,763,099 shares of beneficial interest issued and outstanding)	$7.29

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund

Statement of Operations (unaudited)

Six Months Ended April 30, 2026

Net Investment Income (Loss)

Income
Interest income (net of $1,591 foreign withholding tax)	$6,041,711
Affiliated dividend income	60,349
Income from securities lending, net (including affiliated income of $11,006)	11,841

Total income	6,113,901

Expenses
Management fee	594,729
Distribution fee(a)	375
Transfer agent’s fees and expenses (including affiliated expense of $1,135)(a)	58,145
Custodian and accounting fees	37,481
Audit fee	28,958
Commitment fees	28,474
Shareholders’ reports	24,581
Professional fees	19,533
Registration fees(a)	16,706
Directors’ fees	6,066
Miscellaneous	18,133

Total expenses	833,181
Less: Fee waiver and/or expense reimbursement(a)	(200,039)

Net expenses	633,142

Net investment income (loss)	5,480,759

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $285)	1,854,885
Futures transactions	(221,321)
Forward and cross currency contract transactions	(738,899)
Options written transactions	606,707
Swap agreement transactions	128,187
Foreign currency transactions	(112,263)

1,517,296

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(13))	(1,863,265)
Futures	(78,472)
Forward and cross currency contracts	136,066
Options written	(87,195)
Swap agreements	(81,583)
Foreign currencies	18,158

(1,956,291)

Net gain (loss) on investment and foreign currency transactions	(438,995)

Net Increase (Decrease) In Net Assets Resulting From Operations	$5,041,764

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	289	86	—	—
Transfer agent’s fees and expenses	360	50	56,940	795
Registration fees	2,991	2,734	6,017	4,964
Fee waiver and/or expense reimbursement	(3,380)	(2,786)	(90,426)	(103,447)

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund  107

PGIM Emerging Markets Debt Hard Currency Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2026	Year Ended October 31, 2025
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$5,480,759	$13,367,601
Net realized gain (loss) on investment and foreign currency transactions	1,517,296	(34,189)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(1,956,291)	14,132,500

Net increase (decrease) in net assets resulting from operations	5,041,764	27,465,912

Dividends and Distributions
Distributions from distributable earnings
Class A	(8,657)	(11,847)
Class C	(521)	(807)
Class Z	(2,703,254)	(8,647,825)
Class R6	(4,263,941)	(10,302,095)

	(6,976,373)	(18,962,574)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	18,766,142	125,797,837
Net asset value of shares issued in reinvestment of dividends and distributions	6,484,987	18,100,613
Cost of shares purchased	(26,861,518)	(179,833,787)

Net increase (decrease) in net assets from Fund share transactions	(1,610,389)	(35,935,337)

Total increase (decrease)	(3,544,998)	(27,431,999)

Net Assets:
Beginning of period	186,370,469	213,802,468

End of period	$182,825,471	$186,370,469

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30,		Year Ended October 31,
	2026		2025	2024		2023		2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$7.35		$7.07	$6.41		$6.40		$9.06	$8.86
Income (loss) from investment operations:
Net investment income (loss)	0.20		0.41	0.40		0.36		0.34	0.36
Net realized and unrealized gain (loss) on investment and foreign currency transactions	-	(b)	0.47	0.74		0.17	(c)	(2.57)	0.25
Total from investment operations	0.20		0.88	1.14		0.53		(2.23)	0.61
Less Dividends and Distributions:
Dividends from net investment income	(0.26)		(0.60)	(0.48)		(0.52)		(0.43)	(0.41)
Net asset value, end of period	$7.29		$7.35	$7.07		$6.41		$6.40	$9.06
Total Return(d):	2.68%		13.33%	18.19%		8.07%		(25.24)%	6.91%

Ratios/Supplemental Data:
Net assets, end of period (000)	$233		$175	$104		$93		$63	$59
Average net assets (000)	$233		$150	$129		$83		$74	$47
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	1.05	%(f)	1.05%	1.06	%(g)	1.06	%(g)	1.05%	1.05%
Expenses before waivers and/or expense reimbursement	3.97	%(f)	5.44%	7.28%		8.75%		11.65%	19.07%
Net investment income (loss)	5.63	%(f)	5.94%	5.70%		5.29%		4.36%	3.84%
Portfolio turnover rate(h)	20%		36%	28%		29%		20%	20%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

Includes interest expense on borrowings from the Syndicated Credit Agreement and certain non-recurring expenses of 0.01% and 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended October 31, 2024 and 2023, respectively.

(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund 109

PGIM Emerging Markets Debt Hard Currency Fund

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended April 30,		Year Ended October 31,
	2026		2025	2024		2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$7.36		$7.08	$6.41		$6.40	$9.06	$8.86
Income (loss) from investment operations:
Net investment income (loss)	0.18		0.36	0.34		0.30	0.27	0.28
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.02)		0.47	0.76		0.17 (b)	(2.55)	0.26
Total from investment operations	0.16		0.83	1.10		0.47	(2.28)	0.54
Less Dividends and Distributions:
Dividends from net investment income	(0.23)		(0.55)	(0.43)		(0.46)	(0.38)	(0.34)
Net asset value, end of period	$7.29		$7.36	$7.08		$6.41	$6.40	$9.06
Total Return(c):	2.29%		12.46%	17.47%		7.26%	(25.82)%	6.11%

Ratios/Supplemental Data:
Net assets, end of period (000)	$53		$11	$10		$9	$8	$11
Average net assets (000)	$17		$10	$10		$9	$9	$11
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.80	%(e)	1.80%	1.81	%(f)	1.80%	1.80%	1.80%
Expenses before waivers and/or expense reimbursement	34.13	%(e)	54.92%	74.82%		63.23%	81.50%	78.90%
Net investment income (loss)	4.86	%(e)	5.21%	4.88%		4.52%	3.53%	3.08%
Portfolio turnover rate(g)	20%		36%	28%		29%	20%	20%

(a)	Calculated based on average shares outstanding during the period.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

Includes interest expense on borrowings from the Syndicated Credit Agreement and certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended October 31, 2024.

(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended April 30,		Year Ended October 31,
	2026		2025	2024		2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$7.37		$7.08	$6.42		$6.40	$9.06	$8.87
Income (loss) from investment operations:
Net investment income (loss)	0.22		0.44	0.41		0.37	0.35	0.38
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.03)		0.47	0.75		0.19 (b)	(2.55)	0.25
Total from investment operations	0.19		0.91	1.16		0.56	(2.20)	0.63
Less Dividends and Distributions:
Dividends from net investment income	(0.27)		(0.62)	(0.50)		(0.54)	(0.46)	(0.44)
Net asset value, end of period	$7.29		$7.37	$7.08		$6.42	$6.40	$9.06
Total Return(c):	2.70%		13.80%	18.52%		8.57%	(25.01)%	7.11%

Ratios/Supplemental Data:
Net assets, end of period (000)	$74,944		$70,496	$15,969		$8,793	$10,670	$18,069
Average net assets (000)	$72,291		$95,041	$12,365		$11,553	$14,687	$25,561
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.75	%(e)	0.75%	0.76	%(f)	0.75%	0.75%	0.75%
Expenses before waivers and/or expense reimbursement	1.00	%(e)	0.96%	1.07%		1.03%	1.06%	1.07%
Net investment income (loss)	5.93	%(e)	6.25%	5.95%		5.57%	4.54%	4.12%
Portfolio turnover rate(g)	20%		36%	28%		29%	20%	20%

(a)	Calculated based on average shares outstanding during the period.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

Includes interest expense on borrowings from the Syndicated Credit Agreement and certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended October 31, 2024.

(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Emerging Markets Debt Hard Currency Fund 111

PGIM Emerging Markets Debt Hard Currency Fund

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended April 30,		Year Ended October 31,
	2026		2025	2024		2023		2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$7.36		$7.08	$6.41		$6.40		$9.06	$8.86
Income (loss) from investment operations:
Net investment income (loss)	0.22		0.45	0.42		0.38		0.36	0.39
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.01)		0.46	0.76		0.17	(b)	(2.56)	0.26
Total from investment operations	0.21		0.91	1.18		0.55		(2.20)	0.65
Less Dividends and Distributions:
Dividends from net investment income	(0.28)		(0.63)	(0.51)		(0.54)		(0.46)	(0.45)
Net asset value, end of period	$7.29		$7.36	$7.08		$6.41		$6.40	$9.06
Total Return(c):	2.88%		13.77%	18.83%		8.50%		(24.94)%	7.34%

Ratios/Supplemental Data:
Net assets, end of period (000)	$107,596		$115,689	$197,719		$195,739		$129,233	$136,285
Average net assets (000)	$111,968		$116,283	$215,554		$180,012		$137,772	$107,966
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.65	%(e)	0.65%	0.66	%(f)	0.66	%(f)	0.65%	0.65%
Expenses before waivers and/or expense reimbursement	0.84	%(e)	0.81%	0.79%		0.79%		0.78%	0.81%
Net investment income (loss)	6.03	%(e)	6.38%	6.03%		5.68%		4.73%	4.24%
Portfolio turnover rate(g)	20%		36%	28%		29%		20%	20%

(a)	Calculated based on average shares outstanding during the period.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

Includes interest expense on borrowings from the Syndicated Credit Agreement and certain non-recurring expenses of 0.01% and 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the years ended October 31, 2024 and 2023, respectively.

(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund

Schedule of Investments (unaudited)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

LONG-TERM INVESTMENTS 92.9%

CORPORATE BONDS 1.9%

Mexico 0.9%

Petroleos Mexicanos,
Gtd. Notes	6.700%	02/16/32		351	$352,229

Supranational Bank 1.0%

Corp. Andina de Fomento,
Sr. Unsec’d. Notes, EMTN	7.500	04/08/30	INR	20,300	208,959
Inter-American Development Bank,
Sr. Unsec’d. Notes, GMTN	7.350	10/06/30	INR	21,000	217,693

					426,652

TOTAL CORPORATE BONDS (cost $837,520)					778,881

SOVEREIGN BONDS 90.5%

Brazil 4.4%
Brazil Notas do Tesouro Nacional,
Notes, Series NTNB	6.000	08/15/30	BRL	2	305,184
Notes, Series NTNF	10.000	01/01/27	BRL	5	954,424
Notes, Series NTNF	10.000	01/01/29	BRL	3	466,665
Notes, Series NTNF	10.000	01/01/31	BRL	1	106,471

					1,832,744

Chile 1.7%

Bonos de la Tesoreria de la Republica en pesos,
Bonds	5.000	03/01/35	CLP	75,000	80,286
Bonds, 144A	5.800	10/01/29	CLP	285,000	321,859
Bonds, Series 30Y	6.000	01/01/43	CLP	135,000	157,532
Unsec’d. Notes, 144A	2.800	10/01/33	CLP	50,000	47,070
Unsec’d. Notes, 144A	4.700	09/01/30	CLP	95,000	102,818

					709,565

China 2.7%

China Government Bond,
Bonds, Series INBK	2.110	08/25/34	CNH	3,710	559,706
Bonds, Series INBK	2.190	09/25/54	CNH	1,000	142,943
Bonds, Series INBK	2.270	05/25/34	CNH	1,640	250,399
Bonds, Series INBK	3.320	04/15/52	CNH	260	45,557
Bonds, Series INBK	3.810	09/14/50	CNH	330	61,806
Bonds, Series INBK	3.860	07/22/49	CNH	380	71,171

					1,131,582

Colombia 7.8%

Colombian TES,
Bonds, Series B	6.250	07/09/36	COP	2,702,400	462,206
Bonds, Series B	7.000	03/26/31	COP	1,439,100	300,513
Bonds, Series B	7.000	06/30/32	COP	2,067,000	409,515
Bonds, Series B	7.250	10/18/34	COP	461,900	87,527
Bonds, Series B	7.250	10/26/50	COP	210,000	33,929
Bonds, Series B	7.750	09/18/30	COP	4,524,100	990,281
Bonds, Series G	7.000	03/26/31	COP	759,800	158,078

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund 113

PGIM Emerging Markets Debt Local Currency Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Colombia (cont’d.)

Colombian TES, (cont’d.)
Bonds, Series UVR	6.500%	01/22/31	COP	2,750,722	$725,510
Sr. Unsec’d. Notes, Series UVR	3.750	06/16/49	COP	265,830	50,020

					3,217,579

Czech Republic 3.1%

Czech Republic Government Bond,
Sr. Unsec’d. Notes, Series 049	4.200	12/04/36	CZK	2,950	133,972
Sr. Unsec’d. Notes, Series 094	0.950	05/15/30	CZK	4,480	189,036
Sr. Unsec’d. Notes, Series 103	2.000	10/13/33	CZK	2,860	114,131
Sr. Unsec’d. Notes, Series 105	2.750	07/23/29	CZK	13,290	610,821
Sr. Unsec’d. Notes, Series 130	0.050	11/29/29	CZK	6,050	250,916

					1,298,876

Dominican Republic 1.0%

Dominican Republic International Bond,
Sr. Unsec’d. Notes	4.875	09/23/32		300	283,500
Sr. Unsec’d. Notes	11.250	09/15/35	DOP	8,000	147,888

					431,388

El Salvador 0.4%

El Salvador Government International Bond,
Sr. Unsec’d. Notes	9.250	04/17/30		150	160,725

Guatemala 0.5%

Guatemala Government Bond,
Sr. Unsec’d. Notes	4.900	06/01/30		200	199,115

Hungary 4.5%

Hungary Government Bond,
Bonds, Series 29/A	2.000	05/23/29	HUF	142,890	411,256
Bonds, Series 30/A	3.000	08/21/30	HUF	156,900	451,045
Bonds, Series 31/A	3.250	10/22/31	HUF	33,070	93,581
Bonds, Series 31/B	6.750	07/23/31	HUF	117,790	393,464
Bonds, Series 32/A	4.750	11/24/32	HUF	52,770	158,943
Bonds, Series 33/A	2.250	04/20/33	HUF	24,760	63,265
Bonds, Series 37/A	6.250	09/23/37	HUF	49,670	162,068
Bonds, Series 38/A	3.000	10/27/38	HUF	21,890	52,062
Bonds, Series 51/G	4.000	04/28/51	HUF	29,330	69,972

					1,855,656

India 3.7%

India Government Bond,
Sr. Unsec’d. Notes	7.180	08/14/33	INR	31,250	331,316
Sr. Unsec’d. Notes	7.260	02/06/33	INR	20,000	213,472
Sr. Unsec’d. Notes	7.300	06/19/53	INR	59,300	601,291
Sr. Unsec’d. Notes	7.410	12/19/36	INR	37,560	403,439

					1,549,518

Indonesia 5.6%

Indonesia Treasury Bond,
Bonds, Series 068	8.375	03/15/34	IDR	2,405,000	151,483
Bonds, Series 071	9.000	03/15/29	IDR	3,640,000	224,323
Bonds, Series 073	8.750	05/15/31	IDR	6,870,000	430,415

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Indonesia (cont’d.)

Indonesia Treasury Bond, (cont’d.)
Bonds, Series 078	8.250%	05/15/29	IDR	1,099,000	$66,494
Bonds, Series 079	8.375	04/15/39	IDR	1,031,000	66,924
Bonds, Series 087	6.500	02/15/31	IDR	7,837,000	448,427
Bonds, Series 092	7.125	06/15/42	IDR	1,354,000	80,306
Bonds, Series 096	7.000	02/15/33	IDR	4,607,000	269,471
Bonds, Series 100	6.625	02/15/34	IDR	2,400,000	137,196
Bonds, Series 101	6.875	04/15/29	IDR	2,629,000	153,549
Bonds, Series 103	6.750	07/15/35	IDR	2,796,000	160,233
Bonds, Series 104	6.500	07/15/30	IDR	2,605,000	149,585

					2,338,406

Ivory Coast 1.0%

Ivory Coast Government International Bond,
Sr. Unsec’d. Notes	5.250	03/22/30	EUR	240	281,468
Sr. Unsec’d. Notes	5.875	10/17/31	EUR	100	117,696

					399,164

Malaysia 4.3%

Malaysia Government Bond,
Bonds, Series 120	4.065	06/15/50	MYR	1,361	344,227
Bonds, Series 222	4.696	10/15/42	MYR	800	219,159
Bonds, Series 317	4.762	04/07/37	MYR	842	230,907
Bonds, Series 318	4.642	11/07/33	MYR	71	19,137
Bonds, Series 413	3.844	04/15/33	MYR	390	100,213
Bonds, Series 415	4.254	05/31/35	MYR	450	118,710
Bonds, Series 419	3.828	07/05/34	MYR	365	93,387
Bonds, Series 519	3.757	05/22/40	MYR	682	169,239
Malaysia Government Investment Issue,
Bonds, Series 121	3.447	07/15/36	MYR	430	106,334
Bonds, Series 219	4.467	09/15/39	MYR	790	210,050
Bonds, Series 223	4.291	08/14/43	MYR	590	154,090

					1,765,453

Mexico 10.3%

Mexican Bonos,
Bonds, Series M	7.500	05/26/33	MXN	35	184,434
Bonds, Series M	7.750	05/29/31	MXN	119	656,643
Bonds, Series M	8.000	11/07/47	MXN	24	117,504
Bonds, Series M	8.500	03/02/28	MXN	314	1,821,902
Bonds, Series M	8.500	02/28/30	MXN	60	343,090
Bonds, Series M	10.000	11/20/36	MXN	18	109,417
Sr. Unsec’d. Notes, Series M	7.750	11/23/34	MXN	132	691,331
Sr. Unsec’d. Notes, Series M	7.750	11/13/42	MXN	33	157,239
Sr. Unsec’d. Notes, Series M	8.500	11/18/38	MXN	33	175,872

					4,257,432

Oman 1.0%

Oman Government International Bond,
Sr. Unsec’d. Notes	5.375	03/08/27		400	402,776

Peru 2.5%

Peru Government Bond,
Bonds	5.940	02/12/29	PEN	800	235,550
Bonds	6.900	08/12/37	PEN	260	75,001

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund 115

PGIM Emerging Markets Debt Local Currency Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Peru (cont’d.)

Peru Government Bond, (cont’d.)
Bonds	6.950%	08/12/31	PEN	190	$58,590
Sr. Unsec’d. Notes	5.350	08/12/40	PEN	1,340	324,659
Sr. Unsec’d. Notes	6.150	08/12/32	PEN	854	253,531
Sr. Unsec’d. Notes, 144A	6.850	08/12/35	PEN	14	4,159
Peruvian Government International Bond,
Sr. Unsec’d. Notes	6.850	02/12/42	PEN	245	70,743
Sr. Unsec’d. Notes	6.900	08/12/37	PEN	7	2,019
Sr. Unsec’d. Notes	6.950	08/12/31	PEN	48	14,802

					1,039,054

Philippines 5.4%

Philippine Government Bond,
Bonds, Series 0770	6.375	07/27/30	PHP	78,120	1,248,378
Bonds, Series 1073	6.375	04/28/35	PHP	20,850	326,002
Bonds, Series 1074	5.925	02/23/36	PHP	42,690	643,746
Bonds, Series R519	6.000	08/20/30	PHP	2,800	44,087

					2,262,213

Poland 5.8%

Republic of Poland Government Bond,
Bonds, Series 0131	4.500	01/25/31	PLN	1,750	468,215
Bonds, Series 0432	1.750	04/25/32	PLN	710	159,521
Bonds, Series 1030	1.250	10/25/30	PLN	3,350	783,642
Bonds, Series 1033	6.000	10/25/33	PLN	390	110,531
Bonds, Series 1035	5.000	10/25/35	PLN	3,320	866,510

					2,388,419

Romania 4.1%

Romania Government Bond,
Bonds, Series 05Y	4.250	04/28/36	RON	1,860	330,244
Bonds, Series 08Y	7.350	04/28/31	RON	540	123,607
Bonds, Series 10Y	6.700	02/25/32	RON	405	88,925
Bonds, Series 10Y	7.200	10/30/33	RON	545	122,433
Bonds, Series 11Y	6.750	04/25/35	RON	1,875	408,963
Bonds, Series 11Y	7.100	07/31/34	RON	915	204,305
Bonds, Series 15Y	3.650	09/24/31	RON	345	66,179
Romanian Government International Bond,
Sr. Unsec’d. Notes, EMTN	6.625	09/27/29	EUR	300	377,094

					1,721,750

Saudi Arabia 0.9%

Saudi Government International Bond,
Sr. Unsec’d. Notes, EMTN	2.500	02/03/27		390	384,150

Serbia 0.6%

Serbia International Bond,
Sr. Unsec’d. Notes	1.650	03/03/33	EUR	190	185,921
Serbia Treasury Bonds,
Bonds, Series 12.5	4.500	08/20/32	RSD	6,240	60,060

					245,981

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

South Africa 13.8%

Republic of South Africa Government Bond,
Bonds, Series 2030	8.000%	01/31/30	ZAR	14,795	$882,833
Bonds, Series 2032	8.250	03/31/32	ZAR	16,474	976,965
Bonds, Series 2035	8.875	02/28/35	ZAR	12,884	776,722
Bonds, Series 2037	8.500	01/31/37	ZAR	15,860	915,015
Bonds, Series 2038	10.875	03/31/38	ZAR	660	44,440
Bonds, Series 2040	9.000	01/31/40	ZAR	9,449	554,267
Bonds, Series 2044	8.750	01/31/44	ZAR	3,914	221,597
Bonds, Series 2048	8.750	02/28/48	ZAR	9,331	528,183
Bonds, Series R209	6.250	03/31/36	ZAR	3,850	190,798
Bonds, Series R213	7.000	02/28/31	ZAR	10,845	616,361

					5,707,181

Thailand 3.3%

Thailand Government Bond,
Bonds	1.600	12/17/29	THB	3,885	119,431
Bonds	2.000	06/17/42	THB	2,080	56,681
Bonds	2.875	06/17/46	THB	6,220	184,392
Bonds	3.300	06/17/38	THB	5,750	189,863
Sr. Unsec’d. Notes	1.600	06/17/35	THB	2,700	78,731
Sr. Unsec’d. Notes	1.875	06/17/49	THB	1,063	25,792
Sr. Unsec’d. Notes	2.000	12/17/31	THB	11,505	357,582
Sr. Unsec’d. Notes	3.450	06/17/43	THB	3,523	114,281
Sr. Unsec’d. Notes	3.650	06/20/31	THB	7,249	243,994

					1,370,747

Turkey 1.4%

Turkiye Government Bond,
Bonds, Series 05Y	31.080	11/08/28	TRY	10,070	204,209
Bonds, Series 10Y	11.700	11/13/30	TRY	1,400	15,647
Bonds, Series 10Y	17.800	07/13/33	TRY	2,600	35,187
Bonds, Series 10Y	26.200	10/05/33	TRY	6,620	122,628
Turkiye Government International Bond,
Sr. Unsec’d. Notes, Series 7Y	7.125	02/12/32		200	204,050

					581,721

Uganda 0.5%

Republic of Uganda Government Bonds,
Bonds, Series 15Y	15.800	06/23/39	UGX	850,000	226,141

Uruguay 0.2%

Uruguay Government International Bond,
Sr. Unsec’d. Notes	8.000	10/29/35	UYU	1,300	32,994
Sr. Unsec’d. Notes, 144A	8.500	03/15/28	UYU	1,870	47,688

					80,682

TOTAL SOVEREIGN BONDS (cost $36,858,574)					37,558,018

U.S. TREASURY OBLIGATION(k) 0.5%

U.S. Treasury Notes
(cost $199,842)	4.250	12/31/26		200	200,648

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund 117

PGIM Emerging Markets Debt Local Currency Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description		Value

OPTIONS PURCHASED*~ 0.0%
(cost $1,080)		$97

TOTAL LONG-TERM INVESTMENTS, BEFORE LONG-TERM OPTIONS WRITTEN 92.9%
(cost $37,897,016)		38,537,644

OPTIONS WRITTEN*~ (0.1)%
(premiums received $22,058)		(24,830)

TOTAL LONG-TERM INVESTMENTS, NET OF LONG-TERM OPTIONS WRITTEN 92.8%
(cost $37,874,958)		$38,512,814

	Shares

SHORT-TERM INVESTMENTS 2.2%

AFFILIATED MUTUAL FUND 2.1%
PGIM Core Government Money Market Fund (7-day effective yield 3.780%)
(cost $862,555)(wb)	862,555	862,555

OPTIONS PURCHASED*~ 0.1%
(cost $53,760)		40,738

TOTAL SHORT-TERM INVESTMENTS
(cost $916,315)		903,293

TOTAL INVESTMENTS, BEFORE SHORT-TERM OPTIONS WRITTEN 95.0%
(cost $38,791,273)		39,416,107

OPTIONS WRITTEN*~ (0.6)%
(premiums received $168,932)		(273,520)

TOTAL INVESTMENTS, NET OF SHORT-TERM OPTIONS WRITTEN 94.4%
(cost $38,622,341)		39,142,587

Other assets in excess of liabilities(z) 5.6%		2,324,774

NET ASSETS 100.0%		$41,467,361

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $206 and 0.0% of net assets.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option EUR vs BRL	Call	MSI	05/26/26	7.00	—	EUR	185	$14
Currency Option EUR vs HUF	Call	CITI	05/11/26	490.00	—	EUR	188	—
Currency Option EUR vs HUF	Call	JPM	05/21/26	410.00	—	EUR	188	12
Currency Option USD vs BRL	Call	CITI	05/05/26	6.50	—		210	—
Currency Option USD vs BRL	Call	CITI	05/13/26	6.50	—		216	—
Currency Option USD vs CLP	Call	MSI	05/04/26	1,200.00	—		206	—
Currency Option USD vs CLP	Call	MSI	05/22/26	1,200.00	—		218	1
Currency Option USD vs COP	Call	CITI	05/11/26	4,500.00	—		216	—
Currency Option USD vs COP	Call	CITI	05/14/26	4,100.00	—		216	13
Currency Option USD vs COP	Call	JPM	05/26/26	5,000.00	—		216	2
Currency Option USD vs HUF	Call	JPM	05/14/26	390.00	—		432	—
Currency Option USD vs INR	Call	CITI	05/04/26	110.00	—		206	—
Currency Option USD vs INR	Call	MSI	05/04/26	110.00	—		426	—
Currency Option USD vs INR	Call	CITI	05/05/26	110.00	—		294	—

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Options Purchased (continued):

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs KRW	Call	DB	05/07/26	1,700.00	—	419	$—
Currency Option USD vs KRW	Call	CITI	05/20/26	1,700.00	—	663	5
Currency Option USD vs MXN	Call	CITI	05/14/26	21.00	—	432	3
Currency Option USD vs THB	Call	CITI	05/22/26	36.00	—	300	8
Currency Option USD vs TRY	Call	CITI	05/08/26	99.00	—	419	26
Currency Option USD vs TRY	Call	CITI	05/25/26	99.00	—	216	81
Currency Option USD vs TRY	Call	CITI	05/25/26	99.00	—	216	81
Currency Option USD vs ZAR	Call	JPM	05/06/26	22.00	—	210	—
Currency Option USD vs ZAR	Call	MSI	05/13/26	23.00	—	432	—
Currency Option USD vs BRL	Put	HSBC	06/02/26	4.50	—	213	1
Currency Option USD vs CLP	Put	CITI	06/03/26	790.00	—	206	6
Currency Option USD vs COP	Put	MSI	05/04/26	3,200.00	—	615	—
Currency Option USD vs CZK	Put	MSI	05/04/26	19.00	—	206	—
Currency Option USD vs HUF	Put	CITI	06/11/26	260.00	—	426	1
Currency Option USD vs INR	Put	DB	05/26/26	89.00	—	215	1
Currency Option USD vs INR	Put	DB	05/26/26	90.00	—	214	2
Currency Option USD vs THB	Put	CITI	05/22/26	28.00	—	300	—
Currency Option USD vs TRY	Put	BOA	10/22/26	53.50	—	301	16,842
Currency Option USD vs TRY	Put	CITI	10/22/26	53.50	—	301	16,842
Currency Option USD vs TWD	Put	MSI	05/22/26	29.00	—	400	12
Currency Option USD vs ZAR	Put	JPM	06/03/26	15.00	—	206	4

Total OTC Traded (cost $45,407)							$33,957

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
2-Year Interest Rate Swap, 05/13/28	Call	BARC	05/11/26	2.00%	2.00%(A)	1 Day SOFR(A)/ 3.660%		7,100	$—
2-Year Interest Rate Swap, 05/27/28	Call	MSI	05/22/26	2.00%	2.00%(A)	1 Day SOFR(A)/ 3.660%		7,200	—
2-Year Interest Rate Swap, 05/29/28	Call	MSI	05/27/26	2.00%	2.00%(A)	1 Day SOFR(A)/ 3.660%		14,200	2
2-Year Interest Rate Swap, 06/02/28	Call	MSI	05/29/26	2.00%	2.00%(A)	1 Day SOFR(A)/ 3.660%		7,100	2
2-Year Interest Rate Swap, 09/22/28	Call	GSI	09/23/26	6.20%	6.20%(M)	28 Day Mexican Interbank Rate(M)/ 7.017%	MXN	70,000	294
1-Year Interest Rate Swap, 07/28/27	Put	CITI	07/27/26	8.00%	3 Month KWCDC(Q)/ 2.810%	8.00%(Q)	KRW	11,745,000	—
1-Year Interest Rate Swap, 07/28/27	Put	CITI	07/27/26	8.00%	3 Month KWCDC(Q)/ 2.810%	8.00%(Q)	KRW	11,745,000	—
1-Year Interest Rate Swap, 10/16/27	Put	DB	10/14/26	9.00%	3 Month PRIBOR(Q)/ 3.570%	9.00%(A)	CZK	128,100	3,137
1-Year Interest Rate Swap, 10/16/27	Put	JPM	10/14/26	9.00%	3 Month PRIBOR(Q)/ 3.570%	9.00%(A)	CZK	136,500	3,342
2-Year Interest Rate Swap, 09/22/28	Put	GSI	09/23/26	13.00%	28 Day Mexican Interbank Rate(M)/ 7.017%	13.00%(M)	MXN	35,000	2
2-Year Interest Rate Swap, 09/22/28	Put	GSI	09/23/26	13.00%	28 Day Mexican Interbank Rate(M)/ 7.017%	13.00%(M)	MXN	35,000	2
5-Year Interest Rate Swap, 08/04/31	Put	MSI	07/31/26	9.00%	1 Day SOFR(A)/ 3.660%	9.00%(A)		1,375	—
10-Year Interest Rate Swap, 02/18/37	Put	MSI	02/16/27	8.00%	1 Day SOFR(A)/ 3.660%	8.00%(A)		1,600	97

Total OTC Swaptions (cost $9,433)									$6,878

Total Options Purchased (cost $54,840)									$40,835

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund 119

PGIM Emerging Markets Debt Local Currency Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Options Written: OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option EUR vs BRL	Call	MSI	05/26/26	5.90	—	EUR 185	$(1,815)
Currency Option EUR vs HUF	Call	JPM	05/21/26	365.00	—	EUR 188	(1,853)
Currency Option USD vs BRL	Call	CITI	05/05/26	5.20	—	210	(16)
Currency Option USD vs BRL	Call	CITI	05/13/26	5.10	—	216	(512)
Currency Option USD vs CLP	Call	MSI	05/22/26	910.00	—	218	(2,071)
Currency Option USD vs COP	Call	CITI	05/11/26	3,750.00	—	216	(443)
Currency Option USD vs COP	Call	CITI	05/14/26	3,650.00	—	432	(4,526)
Currency Option USD vs COP	Call	JPM	05/26/26	3,625.00	—	216	(4,527)
Currency Option USD vs HUF	Call	JPM	05/14/26	315.00	—	432	(1,982)
Currency Option USD vs INR	Call	MSI	05/04/26	94.00	—	426	(3,701)
Currency Option USD vs INR	Call	CITI	05/04/26	95.60	—	206	(86)
Currency Option USD vs INR	Call	CITI	05/05/26	93.85	—	294	(3,066)
Currency Option USD vs KRW	Call	DB	05/07/26	1,480.00	—	419	(1,768)
Currency Option USD vs KRW	Call	CITI	05/20/26	1,480.00	—	663	(5,255)
Currency Option USD vs MXN	Call	CITI	05/14/26	17.50	—	432	(2,969)
Currency Option USD vs THB	Call	CITI	05/22/26	32.60	—	300	(2,204)
Currency Option USD vs TRY	Call	CITI	05/08/26	45.70	—	419	(987)
Currency Option USD vs TRY	Call	CITI	05/25/26	46.20	—	216	(1,835)
Currency Option USD vs TRY	Call	CITI	05/25/26	46.20	—	216	(1,835)
Currency Option USD vs ZAR	Call	JPM	05/06/26	17.20	—	210	(122)
Currency Option USD vs ZAR	Call	MSI	05/13/26	16.80	—	432	(2,936)
Currency Option USD vs BRL	Put	HSBC	06/02/26	5.00	—	213	(3,051)
Currency Option USD vs CLP	Put	CITI	06/03/26	890.00	—	206	(2,298)
Currency Option USD vs COP	Put	MSI	05/04/26	3,670.00	—	615	(6,754)
Currency Option USD vs CZK	Put	MSI	05/04/26	21.40	—	206	(6,215)
Currency Option USD vs HUF	Put	CITI	06/11/26	320.00	—	426	(15,091)
Currency Option USD vs INR	Put	DB	05/26/26	94.25	—	215	(497)
Currency Option USD vs INR	Put	DB	05/26/26	94.75	—	214	(886)
Currency Option USD vs THB	Put	CITI	05/22/26	31.80	—	300	(756)
Currency Option USD vs TRY	Put	BOA	10/22/26	48.00	—	301	(1,138)
Currency Option USD vs TRY	Put	CITI	10/22/26	48.00	—	301	(1,138)
Currency Option USD vs TWD	Put	MSI	05/22/26	31.48	—	400	(1,094)
Currency Option USD vs ZAR	Put	JPM	06/03/26	16.50	—	206	(1,909)

Total OTC Traded (premiums received $ 85,890)							$(85,336)

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
2-Year Interest Rate Swap, 05/27/28	Call	MSI	05/22/26	3.51%	1 Day SOFR(A)/ 3.660%	3.51%(A)		7,200	$(2,880)
2-Year Interest Rate Swap, 05/29/28	Call	MSI	05/27/26	3.50%	1 Day SOFR(A)/ 3.660%	3.50%(A)		7,100	(3,505)
2-Year Interest Rate Swap, 06/02/28	Call	MSI	05/29/26	3.60%	1 Day SOFR(A)/ 3.660%	3.60%(A)		7,100	(7,039)
1-Year Interest Rate Swap, 07/28/27	Put	CITI	07/27/26	3.02%	3.02%(Q)	3 Month KWCDC(Q)/ 2.810%	KRW	11,745,000	(41,798)
1-Year Interest Rate Swap, 07/28/27	Put	CITI	07/27/26	3.08%	3.08%(Q)	3 Month KWCDC(Q)/ 2.810%	KRW	11,745,000	(37,530)
1-Year Interest Rate Swap, 10/16/27	Put	DB	10/14/26	3.75%	3.75%(A)	3 Month PRIBOR(Q)/ 3.570%	CZK	128,100	(38,486)
1-Year Interest Rate Swap, 10/16/27	Put	JPM	10/14/26	3.75%	3.75%(A)	3 Month PRIBOR(Q)/ 3.570%	CZK	136,500	(41,010)
2-Year Interest Rate Swap, 09/22/28	Put	GSI	09/23/26	7.70%	7.70%(M)	28 Day Mexican Interbank Rate(M)/ 7.017% MXN		35,000	(7,968)
2-Year Interest Rate Swap, 09/22/28	Put	GSI	09/23/26	7.70%	7.70%(M)	28 Day Mexican Interbank Rate(M)/ 7.017% MXN		35,000	(7,968)
5-Year Interest Rate Swap, 08/04/31	Put	MSI	07/31/26	4.40%	4.40%(A)	1 Day SOFR(A)/ 3.660%		1,375	(1,199)

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Options Written (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
10-Year Interest Rate Swap, 02/18/37	Put	MSI	02/16/27	4.25%	4.25%(A)	1 Day SOFR(A)/ 3.660%	1,600	$(23,631)

Total OTC Swaptions (premiums received $105,100)								$(213,014)

Total Options Written (premiums received $190,990)								$(298,350)

Futures contracts outstanding at April 30, 2026:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
14	5 Year U.S.Treasury Notes	Jun. 2026	$1,509,703	$(17,830)
1	10 Year U.S. Ultra Treasury Notes	Jun. 2026	112,859	(3,259)
3	20 Year U.S. Treasury Bonds	Jun. 2026	338,531	(13,622)

				(34,711)

Short Positions:
2	2 Year U.S.Treasury Notes	Jun. 2026	414,250	1,781
4	5 Year Euro-Bobl	Jun. 2026	541,992	11,592
1	10 Year Euro-Bund	Jun. 2026	147,129	4,295
2	10 Year U.S. Treasury Notes	Jun. 2026	221,188	5,450
8	30 Year U.S. Ultra Treasury Bonds	Jun. 2026	920,250	40,832

				63,950

				$29,239

Forward foreign currency exchange contracts outstanding at April 30, 2026:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 05/05/26	CITI	BRL	6,124	$1,164,896	$1,235,028	$70,132	$—
Expiring 05/05/26	CITI	BRL	544	108,000	109,732	1,732	—
Expiring 05/05/26	DB	BRL	6,077	1,153,547	1,225,531	71,984	—
Expiring 05/05/26	DB	BRL	1,110	209,000	223,897	14,897	—
Expiring 05/05/26	GSI	BRL	1,066	208,000	215,019	7,019	—
Expiring 05/05/26	JPM	BRL	551	108,000	111,170	3,170	—
Expiring 06/02/26	CITI	BRL	806	160,685	161,420	735	—
Expiring 06/02/26	DB	BRL	414	82,552	82,916	364	—
Expiring 06/02/26	GSI	BRL	12,362	2,467,456	2,475,305	7,849	—
Chilean Peso,
Expiring 06/17/26	CITI	CLP	199,528	214,000	221,756	7,756	—
Expiring 06/17/26	CITI	CLP	105,315	118,000	117,047	—	(953)
Expiring 06/17/26	TD	CLP	101,361	113,000	112,653	—	(347)
Chinese Renminbi,
Expiring 06/17/26	BARC	CNH	1,001	147,000	147,105	105	—
Expiring 06/17/26	BARC	CNH	309	45,403	45,432	29	—
Expiring 06/17/26	BOA	CNH	839	122,000	123,290	1,290	—
Expiring 06/17/26	BOA	CNH	225	32,889	33,115	226	—
Expiring 06/17/26	HSBC	CNH	1,279	187,000	187,916	916	—
Expiring 06/17/26	JPM	CNH	8,807	1,289,306	1,293,624	4,318	—
Expiring 06/17/26	MSI	CNH	427	62,413	62,751	338	—
Colombian Peso,
Expiring 06/17/26	BNP	COP	420,188	114,000	114,235	235	—
Expiring 06/17/26	BOA	COP	791,399	217,000	215,156	—	(1,844)

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund 121

PGIM Emerging Markets Debt Local Currency Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Forward foreign currency exchange contracts outstanding at April 30, 2026 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Colombian Peso (cont’d.),
Expiring 06/17/26	BOA	COP	789,284	$209,000	$214,581	$5,581	$—
Expiring 06/17/26	CITI	COP	119,928	31,864	32,604	740	—
Egyptian Pound,
Expiring 05/13/26	CITI	EGP	15,533	317,657	287,660	—	(29,997)
Expiring 05/13/26	CITI	EGP	3,810	69,528	70,552	1,024	—
Expiring 05/13/26	CITI	EGP	1,260	23,576	23,327	—	(249)
Expiring 06/10/26	JPM	EGP	3,810	73,251	69,542	—	(3,709)
Expiring 07/13/26	CITI	EGP	1,517	30,000	27,295	—	(2,705)
Expiring 07/21/26	CITI	EGP	2,041	38,490	36,629	—	(1,861)
Expiring 07/21/26	MSI	EGP	5,035	100,000	90,365	—	(9,635)
Expiring 07/30/26	CITI	EGP	2,239	44,660	40,055	—	(4,605)
Expiring 07/30/26	JPM	EGP	5,481	109,340	98,063	—	(11,277)
Expiring 08/03/26	JPM	EGP	4,512	89,968	80,596	—	(9,372)
Expiring 08/03/26	SCB	EGP	2,480	49,400	44,298	—	(5,102)
Expiring 08/25/26	CITI	EGP	4,359	84,723	77,208	—	(7,515)
Euro,
Expiring 07/22/26	BNY	EUR	32	37,979	38,105	126	—
Hungarian Forint,
Expiring 05/05/26	SCB	HUF	49,423	158,368	159,232	864	—
Expiring 07/22/26	BARC	HUF	5,442	17,503	17,452	—	(51)
Indian Rupee,
Expiring 06/17/26	CITI	INR	209,904	2,253,335	2,198,998	—	(54,337)
Expiring 06/17/26	DB	INR	6,305	66,041	66,048	7	—
Expiring 06/17/26	HSBC	INR	14,308	149,000	149,899	899	—
Expiring 06/17/26	SSB	INR	10,111	108,408	105,925	—	(2,483)
Indonesian Rupiah,
Expiring 06/17/26	BNY	IDR	4,959,860	293,136	286,038	—	(7,098)
Expiring 06/17/26	BNY	IDR	4,089,889	239,848	235,866	—	(3,982)
Expiring 06/17/26	CITI	IDR	16,433,308	967,251	947,718	—	(19,533)
Expiring 06/17/26	CITI	IDR	858,129	50,334	49,489	—	(845)
Expiring 06/17/26	HSBC	IDR	1,668,957	98,066	96,250	—	(1,816)
Expiring 06/17/26	MSI	IDR	696,598	40,986	40,173	—	(813)
Malaysian Ringgit,
Expiring 06/18/26	BARC	MYR	200	50,955	50,505	—	(450)
Expiring 06/18/26	BARC	MYR	169	43,000	42,719	—	(281)
Expiring 06/18/26	CACI	MYR	8,827	2,229,432	2,226,732	—	(2,700)
Expiring 06/18/26	CACI	MYR	409	104,619	103,117	—	(1,502)
Expiring 06/18/26	MSI	MYR	280	69,676	70,759	1,083	—
Mexican Peso,
Expiring 06/17/26	BARC	MXN	3,670	208,000	209,226	1,226	—
Expiring 06/17/26	BARC	MXN	2,109	121,000	120,240	—	(760)
Expiring 06/17/26	DB	MXN	1,637	90,169	93,323	3,154	—
Expiring 06/17/26	JPM	MXN	5,785	327,589	329,831	2,242	—
Expiring 06/17/26	MSI	MXN	1,989	111,355	113,424	2,069	—
New Taiwanese Dollar,
Expiring 06/17/26	MSI	TWD	17,437	547,965	550,966	3,001	—
Expiring 06/17/26	MSI	TWD	7,660	241,000	242,027	1,027	—
Expiring 06/17/26	MSI	TWD	880	27,576	27,814	238	—
Expiring 06/17/26	SCB	TWD	9,994	314,000	315,793	1,793	—
Nigerian Naira,
Expiring 05/20/26	SCB	NGN	148,500	108,000	107,021	—	(979)
Expiring 06/02/26	SCB	NGN	101,518	72,772	72,789	17	—
Expiring 06/29/26	JPM	NGN	149,310	105,000	106,063	1,063	—
Expiring 07/14/26	CITI	NGN	129,103	92,880	91,343	—	(1,537)
Expiring 07/14/26	SCB	NGN	94,457	68,947	66,830	—	(2,117)
Expiring 07/14/26	SCB	NGN	75,300	54,173	53,276	—	(897)
Expiring 07/27/26	BOA	NGN	151,350	100,000	106,687	6,687	—

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Forward foreign currency exchange contracts outstanding at April 30, 2026 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Nigerian Naira (cont’d.),
Expiring 09/14/26	SCB	NGN	107,675	$73,000	$74,778	$1,778	$—
Expiring 09/14/26	SCB	NGN	91,791	63,000	63,747	747	—
Expiring 10/13/26	CITI	NGN	132,594	92,400	91,279	—	(1,121)
Expiring 10/13/26	SCB	NGN	169,932	117,600	116,983	—	(617)
Expiring 10/28/26	CITI	NGN	61,412	39,930	42,085	2,155	—
Expiring 10/28/26	JPM	NGN	124,686	81,070	85,445	4,375	—
Expiring 12/16/26	CITI	NGN	79,413	50,000	53,675	3,675	—
Expiring 12/16/26	MSI	NGN	79,300	50,000	53,599	3,599	—
Expiring 01/29/27	CITI	NGN	64,303	41,486	42,937	1,451	—
Expiring 01/29/27	SCB	NGN	35,920	23,174	23,985	811	—
Peruvian Nuevo Sol,
Expiring 06/17/26	CITI	PEN	860	255,000	244,300	—	(10,700)
Expiring 06/17/26	CITI	PEN	733	216,000	208,373	—	(7,627)
Expiring 06/17/26	CITI	PEN	494	142,454	140,404	—	(2,050)
Expiring 06/17/26	HSBC	PEN	72	21,050	20,462	—	(588)
Expiring 06/17/26	MSI	PEN	603	175,000	171,362	—	(3,638)
Expiring 06/17/26	MSI	PEN	363	104,526	103,140	—	(1,386)
Expiring 06/17/26	SCB	PEN	816	234,555	232,013	—	(2,542)
Philippine Peso,
Expiring 06/17/26	BOA	PHP	8,631	144,000	140,306	—	(3,694)
Expiring 06/17/26	HSBC	PHP	27,724	460,000	450,659	—	(9,341)
Expiring 06/17/26	SCB	PHP	8,592	142,000	139,669	—	(2,331)
Polish Zloty,
Expiring 07/22/26	CITI	PLN	3,697	1,031,291	1,019,794	—	(11,497)
Expiring 07/22/26	HSBC	PLN	222	60,905	61,230	325	—
Expiring 07/22/26	HSBC	PLN	207	57,039	57,142	103	—
Expiring 07/22/26	SSB	PLN	428	118,000	118,046	46	—
Romanian Leu,
Expiring 07/22/26	BNP	RON	837	187,553	188,004	451	—
Expiring 07/22/26	BNP	RON	598	136,403	134,273	—	(2,130)
Serbian Dinar,
Expiring 07/22/26	HSBC	RSD	10,026	100,460	100,094	—	(366)
Singapore Dollar,
Expiring 06/17/26	BNY	SGD	37	28,911	29,074	163	—
Expiring 06/17/26	BOA	SGD	221	174,000	173,992	—	(8)
South African Rand,
Expiring 06/17/26	BARC	ZAR	3,377	198,131	202,006	3,875	—
Expiring 06/17/26	BARC	ZAR	2,456	148,000	146,895	—	(1,105)
Expiring 06/17/26	MSI	ZAR	1,330	79,148	79,524	376	—
South Korean Won,
Expiring 06/17/26	JPM	KRW	336,517	229,052	228,714	—	(338)
Expiring 06/17/26	JPM	KRW	176,640	120,000	120,054	54	—
Expiring 06/17/26	SCB	KRW	34,266	23,050	23,289	239	—
Thai Baht,
Expiring 06/17/26	GSI	THB	5,145	157,000	158,461	1,461	—
Expiring 06/17/26	HSBC	THB	16,731	527,639	515,288	—	(12,351)
Expiring 06/17/26	MSI	THB	5,812	180,000	179,002	—	(998)
Expiring 06/17/26	MSI	THB	1,469	45,573	45,228	—	(345)
Turkish Lira,
Expiring 05/13/26	BARC	TRY	15,586	340,000	340,940	940	—
Expiring 05/13/26	BARC	TRY	9,896	216,000	216,474	474	—
Expiring 05/13/26	CITI	TRY	9,884	216,000	216,210	210	—
Expiring 05/13/26	CITI	TRY	1,161	25,395	25,394	—	(1)
Expiring 05/13/26	GSI	TRY	9,928	217,000	217,163	163	—
Expiring 06/15/26	HSBC	TRY	6,307	134,000	133,634	—	(366)

				$26,440,762	$26,427,677	253,407	(266,492)

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund 123

PGIM Emerging Markets Debt Local Currency Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Forward foreign currency exchange contracts outstanding at April 30, 2026 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 05/05/26	DB	BRL	1,089	$218,000	$219,628	$—	$(1,628)
Expiring 05/05/26	DB	BRL	1,059	212,000	213,629	—	(1,629)
Expiring 05/05/26	GSI	BRL	12,274	2,467,118	2,475,338	—	(8,220)
Expiring 05/05/26	MSI	BRL	1,050	211,000	211,781	—	(781)
Expiring 06/02/26	SCB	BRL	177	35,289	35,478	—	(189)
Expiring 06/02/26	UAG	BRL	540	107,217	108,102	—	(885)
Chilean Peso,
Expiring 06/17/26	CITI	CLP	169,007	188,698	187,835	863	—
Expiring 06/17/26	DB	CLP	140,502	158,000	156,154	1,846	—
Expiring 06/17/26	DB	CLP	109,831	122,000	122,066	—	(66)
Expiring 06/17/26	SCB	CLP	22,182	24,630	24,653	—	(23)
Chinese Renminbi,
Expiring 06/17/26	BNY	CNH	388	56,876	56,982	—	(106)
Expiring 06/17/26	BNY	CNH	139	20,415	20,380	35	—
Expiring 06/17/26	DB	CNH	1,549	225,421	227,501	—	(2,080)
Expiring 06/17/26	JPM	CNH	1,224	180,000	179,740	260	—
Colombian Peso,
Expiring 06/17/26	BNY	COP	2,150,666	589,547	584,696	4,851	—
Expiring 06/17/26	BNY	COP	289,201	79,725	78,625	1,100	—
Expiring 06/17/26	CITI	COP	760,638	209,000	206,792	2,208	—
Expiring 06/17/26	DB	COP	566,253	153,000	153,946	—	(946)
Expiring 06/17/26	GSI	COP	211,900	57,929	57,609	320	—
Expiring 06/17/26	JPM	COP	2,547,120	667,030	692,479	—	(25,449)
Czech Koruna,
Expiring 07/22/26	BNY	CZK	411	19,736	19,805	—	(69)
Expiring 07/22/26	CITI	CZK	1,940	94,135	93,449	686	—
Euro,
Expiring 07/22/26	SSB	EUR	476	563,872	560,705	3,167	—
Expiring 07/22/26	TD	EUR	483	571,799	569,201	2,598	—
Expiring 07/22/26	UAG	EUR	831	985,581	979,049	6,532	—
Hungarian Forint,
Expiring 07/22/26	BARC	HUF	129,422	415,854	415,062	792	—
Expiring 07/22/26	BNY	HUF	12,952	41,286	41,538	—	(252)
Expiring 07/22/26	SCB	HUF	49,423	157,631	158,501	—	(870)
Indian Rupee,
Expiring 06/17/26	BOA	INR	17,066	180,000	178,785	1,215	—
Expiring 06/17/26	CITI	INR	12,970	137,000	135,874	1,126	—
Expiring 06/17/26	DB	INR	3,412	36,301	35,748	553	—
Expiring 06/17/26	JPM	INR	19,826	209,000	207,699	1,301	—
Expiring 06/17/26	UAG	INR	10,462	109,777	109,600	177	—
Indonesian Rupiah,
Expiring 06/17/26	SSB	IDR	588,911	34,341	33,963	378	—
Expiring 06/17/26	TD	IDR	1,707,681	98,163	98,483	—	(320)
Malaysian Ringgit,
Expiring 06/18/26	BARC	MYR	419	105,936	105,589	347	—
Expiring 06/18/26	BARC	MYR	216	54,000	54,492	—	(492)
Expiring 06/18/26	BARC	MYR	139	35,179	35,011	168	—
Expiring 06/18/26	RBC	MYR	393	99,062	99,139	—	(77)
Mexican Peso,
Expiring 06/17/26	BARC	MXN	1,306	74,296	74,453	—	(157)
Expiring 06/17/26	BNY	MXN	694	39,837	39,554	283	—
Expiring 06/17/26	BOA	MXN	7,443	426,041	424,370	1,671	—
Expiring 06/17/26	DB	MXN	7,308	420,925	416,647	4,278	—
Expiring 06/17/26	JPM	MXN	2,458	135,000	140,138	—	(5,138)
Expiring 06/17/26	MSI	MXN	2,661	149,000	151,736	—	(2,736)
Expiring 06/17/26	UAG	MXN	3,760	214,000	214,378	—	(378)

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Forward foreign currency exchange contracts outstanding at April 30, 2026 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Taiwanese Dollar,
Expiring 06/17/26	UAG	TWD	785	$24,751	$24,813	$—	$(62)
Peruvian Nuevo Sol,
Expiring 06/17/26	CITI	PEN	2,714	785,689	771,389	14,300	—
Expiring 06/17/26	CITI	PEN	1,079	313,000	306,672	6,328	—
Expiring 06/17/26	CITI	PEN	922	260,000	261,948	—	(1,948)
Expiring 06/17/26	SCB	PEN	1,037	299,000	294,602	4,398	—
Philippine Peso,
Expiring 06/17/26	CITI	PHP	151,277	2,548,288	2,459,055	89,233	—
Expiring 06/17/26	CITI	PHP	10,103	166,000	164,224	1,776	—
Expiring 06/17/26	CITI	PHP	8,927	149,000	145,105	3,895	—
Expiring 06/17/26	MSI	PHP	9,892	164,000	160,806	3,194	—
Polish Zloty,
Expiring 05/05/26	HSBC	PLN	207	57,048	57,155	—	(107)
Expiring 07/22/26	BNY	PLN	314	86,186	86,500	—	(314)
Expiring 07/22/26	BNY	PLN	97	26,904	26,748	156	—
Romanian Leu,
Expiring 07/22/26	BNY	RON	146	33,392	32,875	517	—
Expiring 07/22/26	CITI	RON	1,708	393,699	383,635	10,064	—
Singapore Dollar,
Expiring 06/17/26	BOA	SGD	174	137,000	137,483	—	(483)
Expiring 06/17/26	MSI	SGD	1,486	1,176,168	1,171,436	4,732	—
Expiring 06/17/26	MSI	SGD	37	29,470	29,485	—	(15)
South African Rand,
Expiring 06/17/26	BNY	ZAR	4,186	251,285	250,399	886	—
Expiring 06/17/26	BNY	ZAR	1,381	82,359	82,631	—	(272)
Expiring 06/17/26	BNY	ZAR	481	29,164	28,790	374	—
Expiring 06/17/26	BOA	ZAR	1,437	85,000	85,925	—	(925)
Expiring 06/17/26	DB	ZAR	2,365	143,667	141,436	2,231	—
Expiring 06/17/26	DB	ZAR	1,328	78,395	79,428	—	(1,033)
Expiring 06/17/26	GSI	ZAR	33,473	2,050,401	2,002,122	48,279	—
Expiring 06/17/26	HSBC	ZAR	2,487	147,398	148,767	—	(1,369)
Expiring 06/17/26	MSI	ZAR	2,901	176,193	173,537	2,656	—
Expiring 06/17/26	SCB	ZAR	1,897	114,000	113,448	552	—
Expiring 06/17/26	SCB	ZAR	1,894	113,000	113,274	—	(274)
South Korean Won,
Expiring 06/17/26	CITI	KRW	177,024	120,000	120,315	—	(315)
Thai Baht,
Expiring 06/17/26	BARC	THB	6,715	206,000	206,803	—	(803)
Expiring 06/17/26	BNY	THB	1,698	51,848	52,280	—	(432)
Expiring 06/17/26	GSI	THB	7,027	214,000	216,405	—	(2,405)
Expiring 06/17/26	HSBC	THB	9,940	314,000	306,137	7,863	—
Turkish Lira,
Expiring 05/13/26	HSBC	TRY	2,373	52,061	51,910	151	—

				$22,269,013	$22,093,921	238,340	(63,248)

						$491,747	$(329,740)

Cross currency exchange contracts outstanding at April 30, 2026:

Settlement	Type	Notional Amount (000)	In Exchange For (000)	Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
07/22/26	Buy	HUF 68,418	EUR 186	$319	$—	JPM

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund 125

PGIM Emerging Markets Debt Local Currency Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Credit default swap agreements outstanding at April 30, 2026:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Petroleos
Mexicanos^	05/07/26	4.750%(M)	54	*	$206	$—	$206	GSI
Republic of
Argentina	06/20/26	5.000%(Q)	125	1.182%	1,346	(652)	1,998	BARC
Republic of
Argentina	06/20/26	5.000%(Q)	31	1.182%	347	(68)	415	MSI
Republic of
Argentina	06/20/27	5.000%(Q)	80	2.627%	2,574	215	2,359	MSI
Republic of
Ecuador	06/20/27	5.000%(Q)	100	1.340%	4,664	(353)	5,017	GSI
Republic of
Ecuador	06/20/28	5.000%(Q)	200	2.673%	10,572	(1,799)	12,371	GSI
Republic of Ivory
Coast	06/20/26	1.000%(Q)	300	1.158%	283	(644)	927	JPM
Republic of Ivory
Coast	06/20/27	1.000%(Q)	150	1.434%	(551)	(2,618)	2,067	MSI
Republic of
Panama	06/20/27	1.000%(Q)	500	0.438%	3,739	(1,560)	5,299	MSI

					$23,180	$(7,479)	$30,659

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2026(4)	Value at Trade Date	Value at April 30, 2026	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.EM.37.V2	06/20/27	1.000%(Q)	779	0.627%	$(410)	$4,164	$4,574
CDX.EM.39.V1	06/20/28	1.000%(Q)	887	0.764%	(4,652)	5,335	9,987
CDX.EM.41.V1	06/20/29	1.000%(Q)	180	0.926%	412	602	190

					$(4,650)	$10,101	$14,751

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.EM.40.V1	12/20/28	1.000%(Q)	850	0.843%	$4,337	$3,833	$504	JPM
CDX.EM.41.V1	06/20/29	1.000%(Q)	320	0.926%	1,071	586	485	JPM

					$5,408	$4,419	$989

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

(ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at April 30, 2026:

Notional Amount (000)#		Termination Date	Fixed Rate		Floating Rate	Value at Trade Date	Value at April 30, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
BRL	668	01/04/27	6.325	%(T)	1 Day BROIS(2)(T)/ 0.053%	$—	$(55,395)	$(55,395)
BRL	1,056	01/04/27	6.529	%(T)	1 Day BROIS(2)(T)/ 0.053%	—	(83,746)	(83,746)
BRL	2,210	01/04/27	9.775	%(T)	1 Day BROIS(2)(T)/ 0.053%	—	(50,212)	(50,212)
BRL	413	01/04/27	11.680	%(T)	1 Day BROIS(2)(T)/ 0.053%	94	(8,181)	(8,275)
BRL	1,688	01/04/27	11.755	%(T)	1 Day BROIS(2)(T)/ 0.053%	—	(27,631)	(27,631)
BRL	10,080	01/04/27	13.213	%(T)	1 Day BROIS(1)(T)/ 0.053%	—	16,263	16,263
BRL	518	01/04/27	13.270	%(T)	1 Day BROIS(1)(T)/ 0.053%	—	(656)	(656)
BRL	12,074	01/04/27	14.048	%(T)	1 Day BROIS(1)(T)/ 0.053%	—	15,116	15,116
BRL	14,633	01/04/27	14.159	%(T)	1 Day BROIS(1)(T)/ 0.053%	—	(516)	(516)
BRL	8,776	01/04/27	14.257	%(T)	1 Day BROIS(1)(T)/ 0.053%	—	6,263	6,263
BRL	2,235	01/04/27	14.262	%(T)	1 Day BROIS(1)(T)/ 0.053%	—	1,561	1,561
BRL	5,544	01/04/27	14.298	%(T)	1 Day BROIS(1)(T)/ 0.053%	—	3,332	3,332
BRL	2,877	01/03/28	12.720	%(T)	1 Day BROIS(2)(T)/ 0.053%	(198)	(14,443)	(14,245)
BRL	6,785	01/03/28	13.001	%(T)	1 Day BROIS(2)(T)/ 0.053%	2,055	(27,655)	(29,710)
BRL	4,460	01/03/28	13.400	%(T)	1 Day BROIS(1)(T)/ 0.053%	10,786	16,829	6,043
BRL	2,079	01/02/29	10.960	%(T)	1 Day BROIS(2)(T)/ 0.053%	(16,010)	(53,814)	(37,804)
BRL	2,790	01/02/29	12.528	%(T)	1 Day BROIS(2)(T)/ 0.053%	—	(16,997)	(16,997)
BRL	2,265	01/02/29	12.695	%(T)	1 Day BROIS(2)(T)/ 0.053%	—	(12,412)	(12,412)
BRL	1,009	01/02/29	13.040	%(T)	1 Day BROIS(2)(T)/ 0.053%	—	(5,086)	(5,086)
BRL	1,008	01/02/29	13.045	%(T)	1 Day BROIS(2)(T)/ 0.053%	—	(5,053)	(5,053)
BRL	2,136	01/02/29	13.215	%(T)	1 Day BROIS(2)(T)/ 0.053%	—	(10,648)	(10,648)
BRL	2,330	01/02/29	13.258	%(T)	1 Day BROIS(2)(T)/ 0.053%	—	(12,686)	(12,686)
BRL	3,400	01/02/29	13.290	%(T)	1 Day BROIS(2)(T)/ 0.053%	—	(16,619)	(16,619)
BRL	4,092	01/02/29	13.312	%(T)	1 Day BROIS(1)(T)/ 0.053%	—	12,945	12,945
BRL	2,776	01/02/29	13.450	%(T)	1 Day BROIS(2)(T)/ 0.053%	—	(10,344)	(10,344)
BRL	776	01/02/31	13.114	%(T)	1 Day BROIS(2)(T)/ 0.053%	—	(4,897)	(4,897)
BRL	3,027	01/02/31	13.260	%(T)	1 Day BROIS(2)(T)/ 0.053%	—	(14,374)	(14,374)
CLP	630,233	06/17/28	4.811	%(S)	1 Day CLOIS(1)(S)/ 4.500%	—	1,442	1,442
CLP	612,125	06/17/28	4.826	%(S)	1 Day CLOIS(1)(S)/ 4.500%	—	1,204	1,204
CLP	212,804	12/22/30	4.810	%(S)	1 Day CLOIS(1)(S)/ 4.500%	—	2,142	2,142
CLP	207,613	12/23/30	4.835	%(S)	1 Day CLOIS(1)(S)/ 4.500%	—	1,827	1,827
CLP	686,225	03/18/31	4.882	%(S)	1 Day CLOIS(1)(S)/ 4.500%	(1,372)	5,703	7,075
CLP	809,137	03/18/31	4.884	%(S)	1 Day CLOIS(1)(S)/ 4.500%	7,071	6,643	(428)
CLP	25,080	03/15/33	5.100	%(S)	1 Day CLOIS(2)(S)/ 4.500%	(436)	(83)	353
CNH	3,000	07/28/27	2.438	%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.389%	—	5,316	5,316
CNH	2,407	12/15/27	2.680	%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.389%	(883)	7,424	8,307
CNH	5,630	04/24/28	2.811	%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.389%	—	21,844	21,844
CNH	5,700	06/18/30	1.385	%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.389%	(4,936)	(4,726)	210

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund 127

PGIM Emerging Markets Debt Local Currency Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Interest rate swap agreements outstanding at April 30, 2026 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
COP	236,760	12/21/27	10.125%(Q)	1 Day COOIS(1)(Q)/ 10.532%	$—	$2,135	$2,135
COP	1,744,072	06/20/28	11.760%(Q)	1 Day COOIS(2)(Q)/ 10.532%	—	(4,481)	(4,481)
COP	1,930,000	06/17/31	11.350%(Q)	1 Day COOIS(1)(Q)/ 10.532%	—	7,764	7,764
COP	751,250	06/17/31	11.470%(Q)	1 Day COOIS(1)(Q)/ 10.532%	—	2,113	2,113
COP	506,965	06/17/31	11.475%(Q)	1 Day COOIS(1)(Q)/ 10.532%	—	1,401	1,401
COP	751,250	06/17/31	11.505%(Q)	1 Day COOIS(1)(Q)/ 10.532%	—	1,848	1,848
COP	499,085	06/17/31	11.516%(Q)	1 Day COOIS(1)(Q)/ 10.532%	—	1,172	1,172
COP	1,183,950	06/17/31	11.534%(Q)	1 Day COOIS(1)(Q)/ 10.532%	—	2,565	2,565
COP	522,082	06/17/36	10.957%(Q)	1 Day COOIS(1)(Q)/ 10.532%	—	4,047	4,047
CZK	3,992	06/15/31	1.730%(A)	6 Month PRIBOR(2)(S)/ 3.660%	—	(23,357)	(23,357)
CZK	5,913	09/18/34	3.955%(A)	6 Month PRIBOR(2)(S)/ 3.660%	1,934	(4,777)	(6,711)
CZK	5,727	12/17/35	4.153%(A)	6 Month PRIBOR(2)(S)/ 3.660%	—	(7,243)	(7,243)
HUF	150,000	03/17/27	6.250%(A)	6 Month BUBOR(1)(S)/ 6.250%	—	1,054	1,054
HUF	70,907	03/18/31	5.928%(A)	6 Month BUBOR(2)(S)/ 6.250%	—	217	217
HUF	263,440	03/18/31	6.228%(A)	6 Month BUBOR(2)(S)/ 6.250%	—	11,725	11,725
HUF	173,021	03/18/31	7.085%(A)	6 Month BUBOR(2)(S)/ 6.250%	1,100	28,156	27,056
HUF	55,805	06/17/31	5.910%(A)	6 Month BUBOR(2)(S)/ 6.250%	—	482	482
INR	180,000	03/18/28	5.431%(S)	1 Day MIBOR(2)(S)/ 5.340%	—	(26,099)	(26,099)
INR	35,320	06/18/30	5.613%(S)	1 Day MIBOR(2)(S)/ 5.340%	—	(11,822)	(11,822)
INR	18,858	06/18/30	6.075%(S)	1 Day MIBOR(2)(S)/ 5.340%	—	(2,765)	(2,765)
INR	124,774	09/17/30	5.650%(S)	1 Day MIBOR(2)(S)/ 5.340%	506	(44,047)	(44,553)
KRW	496,507	09/21/27	3.087%(Q)	3 Month KWCDC(2)(Q)/ 2.810%	(270)	(1,593)	(1,323)
KRW	180,000	12/21/27	4.197%(Q)	3 Month KWCDC(2)(Q)/ 2.810%	3,090	1,471	(1,619)
KRW	904,550	03/15/28	2.965%(Q)	3 Month KWCDC(2)(Q)/ 2.810%	(2,211)	(6,888)	(4,677)
KRW	1,726,156	03/18/28	3.035%(Q)	3 Month KWCDC(2)(Q)/ 2.810%	—	(11,722)	(11,722)
KRW	1,544,210	03/18/28	3.036%(Q)	3 Month KWCDC(2)(Q)/ 2.810%	—	(10,466)	(10,466)
KRW	107,825	12/20/28	3.830%(Q)	3 Month KWCDC(1)(Q)/ 2.810%	(3,058)	(318)	2,740
KRW	500,440	06/19/29	3.390%(Q)	3 Month KWCDC(1)(Q)/ 2.810%	(12,418)	3,275	15,693
KRW	447,383	12/18/29	2.886%(Q)	3 Month KWCDC(2)(Q)/ 2.810%	2,907	(9,017)	(11,924)
KRW	272,611	06/18/30	2.423%(Q)	3 Month KWCDC(2)(Q)/ 2.810%	1,290	(9,698)	(10,988)
KRW	44,232	06/18/30	2.645%(Q)	3 Month KWCDC(2)(Q)/ 2.810%	62	(1,310)	(1,372)
KRW	1,335,700	09/17/30	2.469%(Q)	3 Month KWCDC(2)(Q)/ 2.810%	745	(48,637)	(49,382)
KRW	843,324	09/17/30	2.488%(Q)	3 Month KWCDC(2)(Q)/ 2.810%	486	(30,254)	(30,740)
MXN	10,625	06/14/28	7.218%(M)	28 Day Mexican Interbank Rate(2)(M)/ 7.017%	—	(1,518)	(1,518)
MXN	16,080	06/14/28	7.238%(M)	28 Day Mexican Interbank Rate(2)(M)/ 7.017%	—	(1,955)	(1,955)
MXN	4,672	12/13/28	7.105%(M)	28 Day Mexican Interbank Rate(2)(M)/ 7.017%	—	(2,272)	(2,272)
MXN	15,530	09/11/30	7.647%(M)	28 Day Mexican Interbank Rate(2)(M)/ 7.017%	—	(4,859)	(4,859)
MXN	5,420	09/11/30	7.658%(M)	28 Day Mexican Interbank Rate(2)(M)/ 7.017%	—	(1,573)	(1,573)
MXN	7,085	09/11/30	7.675%(M)	28 Day Mexican Interbank Rate(2)(M)/ 7.017%	—	(1,796)	(1,796)
MXN	4,420	09/11/30	7.745%(M)	28 Day Mexican Interbank Rate(2)(M)/ 7.017%	—	(451)	(451)
MXN	3,119	09/11/30	7.873%(M)	28 Day Mexican Interbank Rate(2)(M)/ 7.017%	(3)	537	540
MXN	16,336	03/12/31	7.658%(M)	28 Day Mexican Interbank Rate(2)(M)/ 7.017%	988	(6,901)	(7,889)
PLN	1,670	08/02/27	5.680%(A)	6 Month WIBOR(2)(S)/ 3.880%	—	23,038	23,038
PLN	1,190	09/21/27	6.632%(A)	6 Month WIBOR(1)(S)/ 3.880%	(2,697)	(21,803)	(19,106)
PLN	1,434	10/06/27	6.826%(A)	6 Month WIBOR(2)(S)/ 3.880%	—	27,591	27,591
PLN	117	10/25/27	7.900%(A)	6 Month WIBOR(1)(S)/ 3.880%	(3,383)	(2,898)	485
PLN	2,116	12/21/27	6.845%(A)	6 Month WIBOR(1)(S)/ 3.880%	(32,911)	(28,300)	4,611
PLN	2,250	06/18/30	3.963%(A)	6 Month WIBOR(2)(S)/ 3.880%	—	(484)	(484)
PLN	2,865	03/18/31	3.942%(A)	6 Month WIBOR(1)(S)/ 3.880%	—	20,393	20,393
PLN	3,448	06/17/31	4.429%(A)	6 Month WIBOR(1)(S)/ 3.880%	3,381	6,167	2,786
PLN	271	05/10/32	6.410%(A)	6 Month WIBOR(1)(S)/ 3.880%	—	(10,142)	(10,142)
THB	15,171	06/17/31	1.735%(Q)	1 Day THOR(1)(Q)/ 0.992%	—	(647)	(647)
ZAR	49	09/21/27	7.490%(Q)	3 Month JIBAR(2)(Q)/ 6.775%	(33)	6	39
ZAR	2,634	06/21/28	8.455%(Q)	3 Month JIBAR(1)(Q)/ 6.775%	(286)	(3,448)	(3,162)
ZAR	2,510	06/19/29	8.933%(Q)	3 Month JIBAR(1)(Q)/ 6.775%	—	(6,427)	(6,427)
ZAR	5,543	03/19/30	8.060%(Q)	3 Month JIBAR(1)(Q)/ 6.775%	—	(6,277)	(6,277)
ZAR	7,651	09/17/30	7.138%(Q)	3 Month JIBAR(1)(Q)/ 6.775%	—	7,436	7,436
ZAR	6,680	07/13/31	7.415%(Q)	3 Month JIBAR(1)(Q)/ 6.775%	93	4,159	4,066
ZAR	8,930	09/27/31	7.493%(Q)	3 Month JIBAR(1)(Q)/ 6.775%	3,128	4,203	1,075

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Interest rate swap agreements outstanding at April 30, 2026 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
ZAR	4,635	01/04/32	7.595%(Q)	3Month JIBAR(1)(Q)/ 6.775%	$5,064	$1,359	$(3,705)
ZAR	2,682	11/10/32	9.160%(Q)	3Month JIBAR(2)(Q)/ 6.775%	(11)	12,035	12,046

					$(36,336)	$(490,216)	$(453,880)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
MYR	2,300	07/21/27	3.640%(Q)	3 Month KLIBOR(2)(Q)/ 3.350%	$1,913	$—	$1,913	GSI
MYR	3,000	07/29/27	3.500%(Q)	3 Month KLIBOR(2)(Q)/ 3.350%	1,184	(2)	1,186	JPM
MYR	1,165	06/21/28	3.442%(Q)	3 Month KLIBOR(2)(Q)/ 3.350%	235	—	235	BOA
MYR	1,170	03/19/30	3.515%(Q)	3 Month KLIBOR(2)(Q)/ 3.350%	517	—	517	CITI

					$3,849	$(2)	$3,851

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$4,634	$(7,696)	$35,499	$—

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$863,924	$—
JPS	—	200,648

Total	$863,924	$200,648

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Corporate Bonds
Mexico	$—	$352,229	$—
Supranational Bank	—	426,652	—
Sovereign Bonds
Brazil	—	1,832,744	—
Chile	—	709,565	—
China	—	1,131,582	—
Colombia	—	3,217,579	—

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund 129

PGIM Emerging Markets Debt Local Currency Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Sovereign Bonds (continued)
Czech Republic	$—	$1,298,876	$—
Dominican Republi	—	431,388	—
El Salvador	—	160,725	—
Guatemala	—	199,115	—
Hungary	—	1,855,656	—
India	—	1,549,518	—
Indonesia	—	2,338,406	—
Ivory Coast	—	399,164	—
Malaysia	—	1,765,453	—
Mexico	—	4,257,432	—
Oman	—	402,776	—
Peru	—	1,039,054	—
Philippines	—	2,262,213	—
Poland	—	2,388,419	—
Romania	—	1,721,750	—
Saudi Arabia	—	384,150	—
Serbia	—	245,981	—
South Africa	—	5,707,181	—
Thailand	—	1,370,747	—
Turkey	—	581,721	—
Uganda	—	226,141	—
Uruguay	—	80,682	—
U.S. Treasury Obligation	—	200,648	—
Options Purchased	—	97	—
Short-Term Investments
Affiliated Mutual Fund	862,555	—	—
Options Purchased	—	40,738	—

Total	$862,555	$38,578,382	$—

Liabilities
Long-Term Investments
Options Written	$—	$(24,830)	$—
Short-Term Investments
Options Written	$—	$(273,520)	$—

Total	$—	$(298,350)	$—

Other Financial Instruments*
Assets
Futures Contracts	$63,950	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	491,747	—
OTC Cross Currency Exchange Contracts	—	319	—
Centrally Cleared Credit Default Swap Agreements	—	14,751	—
OTC Credit Default Swap Agreements	—	28,933	206
Centrally Cleared Interest Rate Swap Agreements	—	297,361	—
OTC Interest Rate Swap Agreements	—	3,849	—

Total	$63,950	$836,960	$206

Liabilities
Futures Contracts	$(34,711)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(329,740)	—
OTC Credit Default Swap Agreement	—	(551)	—
Centrally Cleared Interest Rate Swap Agreements	—	(751,241)	—

Total	$(34,711)	$(1,081,532)	$—

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forward foreign currency exchange contracts and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2026 were as follows:

Sovereign Bonds	90.5%
Affiliated Mutual Fund	2.1
Multi-National	1.0
Oil & Gas	0.9
U.S. Treasury Obligation	0.5
Options Purchased	0.1

95.1
Options Written	(0.7)
Other assets in excess of liabilities	5.6

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2026 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Due from/to broker-variation margin swaps	$14,751	*	—	$—
Credit contracts	Premiums paid for OTC swap agreements	4,634		Premiums received for OTC swap agreements	7,694
Credit contracts	Unrealized appreciation on OTC swap agreements	31,648		—	—
Foreign exchange contracts	Unaffiliated investments	33,957		Options written outstanding, at value	85,336
Foreign exchange contracts	Unrealized appreciation on OTC cross currency exchange contracts	319		—	—
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	491,747		Unrealized depreciation on OTC forward foreign currency exchange contracts	329,740
Interest rate contracts	Due from/to broker-variation margin futures	63,950	*	Due from/to broker-variation margin futures	34,711	*
Interest rate contracts	Due from/to broker-variation margin swaps	297,361	*	Due from/to broker-variation margin swaps	751,241	*
Interest rate contracts	—	—		Premiums received for OTC swap agreements	2
Interest rate contracts	Unaffiliated investments	6,878		Options written outstanding, at value	213,014
Interest rate contracts	Unrealized appreciation on OTC swap agreements	3,851		—	—

		$949,096			$1,421,738

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund 131

PGIM Emerging Markets Debt Local Currency Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2026 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures Contracts	Forward & Cross Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$—	$—	$52,762
Foreign exchange contracts	(59,216)	259,504	—	(40,281)	—
Interest rate contracts	(12,391)	10,715	(19,171)	—	(74,757)

Total	$(71,607)	$270,219	$(19,171)	$(40,281)	$(21,995)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures Contracts	Forward &Cross Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$—	$—	$(7,791)
Foreign exchange contracts	(9,551)	(33,680)	—	99,917	—
Interest rate contracts	3,113	(108,739)	44,437	—	(142,205)

Total	$(6,438)	$(142,419)	$44,437	$99,917	$(149,996)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended April 30, 2026, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$46,326
Options Written (2)	40,537,453
Futures Contracts - Long Positions (2)	3,141,012
Futures Contracts - Short Positions (2)	2,483,965
Forward Foreign Currency Exchange Contracts - Purchased (3)	30,759,043
Forward Foreign Currency Exchange Contracts - Sold (3)	23,742,775
Cross Currency Exchange Contracts (4)	276,323
Credit Default Swap Agreements - Buy Protection (2)	358,800
Credit Default Swap Agreements - Sell Protection (2)	5,122,900
Interest Rate Swap Agreements (2)	48,539,341

*	Average volume is based on average quarter end balances for the six months ended April 30, 2026.
(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.
(4)	Value at Trade Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives where the legal right to set-off exists is presented in the summary below.

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BARC	$9,954	$(4,751)	$5,203	$—	$5,203
BNP	686	(2,130)	(1,444)	—	(1,444)
BNY	8,491	(12,525)	(4,034)	—	(4,034)

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BOA	$33,747	$(8,092)	$25,655	$—	$25,655
CACI	—	(4,202)	(4,202)	—	(4,202)
CITI	237,672	(281,741)	(44,069)	—	(44,069)
DB	102,454	(49,019)	53,435	—	53,435
GSI	84,896	(28,713)	56,183	—	56,183
HSBC	10,258	(29,355)	(19,097)	—	(19,097)
JPM	27,983	(107,332)	(79,349)	—	(79,349)
MSI	32,796	(87,433)	(54,637)	—	(54,637)
RBC	—	(77)	(77)	—	(77)
SCB	11,199	(15,941)	(4,742)	—	(4,742)
SSB	3,591	(2,483)	1,108	—	1,108
TD	2,598	(667)	1,931	—	1,931
UAG	6,709	(1,325)	5,384	—	5,384

	$573,034	$(635,786)	$(62,752)	$—	$(62,752)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund 133

PGIM Emerging Markets Debt Local Currency Fund

Statement of Assets & Liabilities (unaudited)

as of April 30, 2026

Assets

Investments at value:
Unaffiliated investments (cost $37,950,776)	$38,578,382
Affiliated investments (cost $862,555)	862,555
Foreign currency, at value (cost $426,905)	420,521
Deposit with broker for centrally cleared/exchange-traded derivatives	863,924
Dividends and interest receivable	806,716
Unrealized appreciation on OTC forward foreign currency exchange contracts	491,747
Receivable for investments sold	310,277
Tax reclaim receivable	60,272
Unrealized appreciation on OTC swap agreements	35,499
Premiums paid for OTC swap agreements	4,634
Due from broker—variation margin futures	3,988
Due from Manager	3,002
Due from broker—variation margin swaps	1,357
Unrealized appreciation on OTC cross currency exchange contracts	319
Receivable for Fund shares sold	45
Prepaid expenses	716

Total Assets	42,443,954

Liabilities

Unrealized depreciation on OTC forward foreign currency exchange contracts	329,740
Options written outstanding, at value (premiums received $190,990)	298,350
Payable for investments purchased	190,547
Payable for Fund shares purchased	102,452
Custodian and accounting fees payable	32,731
Accrued expenses and other liabilities	12,359
Premiums received for OTC swap agreements	7,696
Affiliated transfer agent fee payable	894
Directors’ fees payable	866
Dividends and Distributions payable	536
Distribution fee payable	422

Total Liabilities	976,593

Net Assets	$41,467,361

Net assets were comprised of:
Common stock, at par	$85
Paid-in capital in excess of par	55,993,250
Total distributable earnings (loss)	(14,525,974)

Net assets, April 30, 2026	$41,467,361

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund

Statement of Assets & Liabilities (unaudited) (continued)

as of April 30, 2026

Class A

Net asset value and redemption price per share, ($ 1,895,696 ÷ 391,737 shares of common stock issued and outstanding)	$4.84
Maximum sales charge (3.25% of offering price)	0.16

Maximum offering price to public	$5.00

Class C

Net asset value, offering price and redemption price per share, ($ 23,471 ÷ 4,817 shares of common stock issued and outstanding)	$4.87

Class Z

Net asset value, offering price and redemption price per share, ($ 34,294,388 ÷ 7,021,528 shares of common stock issued and outstanding)	$4.88

Class R6

Net asset value, offering price and redemption price per share, ($ 5,253,806 ÷ 1,076,506 shares of common stock issued and outstanding)	$4.88

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund 135

PGIM Emerging Markets Debt Local Currency Fund

Statement of Operations (unaudited)

Six Months Ended April 30, 2026

Net Investment Income (Loss)

Income
Interest income (net of $48,538 foreign withholding tax)	$1,309,147
Affiliated dividend income	38,039
Affiliated income from securities lending, net	44

Total income	1,347,230

Expenses
Management fee	131,744
Distribution fee(a)	2,631
Custodian and accounting fees	42,822
Audit fee	28,958
Transfer agent’s fees and expenses (including affiliated expense of $2,110)(a)	22,584
Professional fees	18,348
Registration fees(a)	14,831
Shareholders’ reports	12,563
Fund data services	9,750
Directors’ fees	5,085
Miscellaneous	7,505

Total expenses	296,821
Less: Fee waiver and/or expense reimbursement(a)	(148,476)

Net expenses	148,345

Net investment income (loss)	1,198,885

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $(18)) (net of foreign capital gains taxes $(15,822))	11,859
Futures transactions	(19,171)
Forward and cross currency contract transactions	(40,281)
Options written transactions	270,219
Swap agreement transactions	(21,995)
Foreign currency transactions	(309)

200,322

Net change in unrealized appreciation (depreciation) on:
Investments (net of change in foreign capital gains taxes $4,028)	(601,141)
Futures	44,437
Forward and cross currency contracts	99,917
Options written	(142,419)
Swap agreements	(149,996)
Foreign currencies	(1,753)

(750,955)

Net gain (loss) on investment and foreign currency transactions	(550,633)

Net Increase (Decrease) In Net Assets Resulting From Operations	$648,252

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	2,474	157	—	—
Transfer agent’s fees and expenses	2,008	337	20,042	197
Registration fees	3,907	2,720	5,484	2,720
Fee waiver and/or expense reimbursement	(9,757)	(3,119)	(116,553)	(19,047)

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2026	Year Ended October 31, 2025
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$1,198,885	$2,482,892
Net realized gain (loss) on investment and foreign currency transactions	200,322	(1,265,954)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(750,955)	3,753,047

Net increase (decrease) in net assets resulting from operations	648,252	4,969,985

Dividends and Distributions
Distributions from distributable earnings
Class A	(58,891)	(96,836)
Class C	(813)	(1,570)
Class Z	(1,060,421)	(1,796,515)
Class R6	(167,859)	(247,727)

	(1,287,984)	(2,142,648)

Tax return of capital distributions
Class A	—	(18,350)
Class C	—	(298)
Class Z	—	(340,434)
Class R6	—	(46,944)

	—	(406,026)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	7,868,341	6,024,376
Net asset value of shares issued in reinvestment of dividends and distributions	1,285,001	2,414,893
Cost of shares purchased	(5,033,917)	(25,502,197)

Net increase (decrease) in net assets from Fund share transactions	4,119,425	(17,062,928)

Total increase (decrease)	3,479,693	(14,641,617)

Net Assets:
Beginning of period	37,987,668	52,629,285

End of period	$41,467,361	$37,987,668

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund  137

PGIM Emerging Markets Debt Local Currency Fund

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30,		Year Ended October 31,
	2026		2025	2024	2023		2022		2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$4.91		$4.56	$4.57	$4.27		$5.45		$5.57
Income (loss) from investment operations:
Net investment income (loss)	0.14		0.26	0.25	0.23	(b)	0.20		0.22
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.06)		0.35	0.04	0.31	(c)	(1.17)		(0.09)
Total from investment operations	0.08		0.61	0.29	0.54		(0.97)		0.13
Less Dividends and Distributions:
Dividends from net investment income*	(0.15)		(0.22)	(0.20)	(0.24)		(0.04)		(0.25)
Tax return of capital distributions	-		(0.04)	(0.10)	-		(0.17)		-
Total dividends and distributions	(0.15)		(0.26)	(0.30)	(0.24)		(0.21)		(0.25)
Net asset value, end of period	$4.84		$4.91	$4.56	$4.57		$4.27		$5.45
Total Return(d):	1.53%		13.92%	6.45%	12.66%		(18.18)%		2.19%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,896		$1,975	$2,219	$2,391		$2,151		$3,489
Average net assets (000)	$1,995		$2,038	$2,450	$2,498		$2,762		$3,950
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	1.13	%(f)	1.13%	1.13%	1.14	%(g)	1.14	%(g)	1.13%
Expenses before waivers and/or expense reimbursement	2.12	%(f)	2.14%	1.89%	2.03	%(g)	1.90	%(g)	1.67%
Net investment income (loss)	5.51	%(f)	5.49%	5.41%	4.97%		4.13%		3.75%
Portfolio turnover rate(h)	17%		47%	43%	19%		26%		35%

*	Dividends from net investment income may include other items that are ordinary income for tax purposes.
(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

Includes certain non-recurring expenses of 0.01% for the year ended October 31, 2023 and interest expense on borrowings from the Syndicated Credit Agreement of 0.01%, for the year ended October 31, 2022 which are being excluded from the Fund’s contractual waiver, if applicable.

(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended April 30,		Year Ended October 31,
	2026		2025	2024		2023	2022		2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$4.94		$4.60	$4.60		$4.30	$5.49		$5.61
Income (loss) from investment operations:
Net investment income (loss)	0.12		0.22	0.22		0.20 (b)	0.17		0.18
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.06)		0.35	0.05		0.31 (c)	(1.19)		(0.09)
Total from investment operations	0.06		0.57	0.27		0.51	(1.02)		0.09
Less Dividends and Distributions:
Dividends from net investment income*	(0.13)		(0.19)	(0.17)		(0.21)	-		(0.21)
Tax return of capital distributions	-		(0.04)	(0.10)		-	(0.17)		-
Total dividends and distributions	(0.13)		(0.23)	(0.27)		(0.21)	(0.17)		(0.21)
Net asset value, end of period	$4.87		$4.94	$4.60		$4.60	$4.30		$5.49
Total Return(d):	1.16%		12.77%	5.88%		11.76%	(18.82)%		1.44%

Ratios/Supplemental Data:
Net assets, end of period (000)	$23		$40	$37		$62	$126		$190
Average net assets (000)	$32		$38	$49		$102	$144		$331
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	1.88	%(f)	1.88%	1.89	%(g)	1.88%	1.89	%(g)	1.88%
Expenses before waivers and/or expense reimbursement	21.73	%(f)	17.99%	15.28%		8.97%	7.40	%(g)	4.60%
Net investment income (loss)	4.75	%(f)	4.75%	4.65%		4.19%	3.35%		3.00%
Portfolio turnover rate(h)	17%		47%	43%		19%	26%		35%

*	Dividends from net investment income may include other items that are ordinary income for tax purposes.
(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

Includes interest expense on borrowings from the Syndicated Credit Agreement and certain non-recurring expenses of 0.01% for the year ended October 31, 2024 and interest expense on borrowings from the Syndicated Credit Agreement of 0.01%, for the year ended October 31, 2022 which are being excluded from the Fund’s contractual waiver, if applicable.

(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund 139

PGIM Emerging Markets Debt Local Currency Fund

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended April 30,		Year Ended October 31,
	2026		2025	2024	2023		2022		2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$4.95		$4.60	$4.61	$4.31		$5.50		$5.62
Income (loss) from investment operations:
Net investment income (loss)	0.15		0.27	0.28	0.26	(b)	0.22		0.24
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.06)		0.37	0.04	0.30	(c)	(1.18)		(0.08)
Total from investment operations	0.09		0.64	0.32	0.56		(0.96)		0.16
Less Dividends and Distributions:
Dividends from net investment income*	(0.16)		(0.25)	(0.23)	(0.26)		(0.06)		(0.28)
Tax return of capital distributions	-		(0.04)	(0.10)	-		(0.17)		-
Total dividends and distributions	(0.16)		(0.29)	(0.33)	(0.26)		(0.23)		(0.28)
Net asset value, end of period	$4.88		$4.95	$4.60	$4.61		$4.31		$5.50
Total Return(d):	1.75%		14.31%	6.88%	13.05%		(17.83)%		2.63%

Ratios/Supplemental Data:
Net assets, end of period (000)	$34,294		$30,812	$45,167	$52,178		$23,229		$49,067
Average net assets (000)	$33,583		$35,562	$49,456	$42,236		$39,563		$59,794
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.72	%(f)	0.72%	0.72%	0.73	%(g)	0.73	%(g)	0.72%
Expenses before waivers and/or expense reimbursement	1.42	%(f)	1.44%	1.17%	1.26	%(g)	1.32	%(g)	1.16%
Net investment income (loss)	5.93	%(f)	5.86%	5.84%	5.40%		4.49%		4.16%
Portfolio turnover rate(h)	17%		47%	43%	19%		26%		35%

*	Dividends from net investment income may include other items that are ordinary income for tax purposes.
(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

Includes certain non-recurring expenses of 0.01% for the year ended October 31, 2023 and interest expense on borrowings from the Syndicated Credit Agreement of 0.01%, for the year ended October 31, 2022 which are being excluded from the Fund’s contractual waiver, if applicable.

(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended April 30,		Year Ended October 31,
	2026		2025	2024	2023		2022		2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$4.95		$4.60	$4.60	$4.31		$5.50		$5.62
Income (loss) from investment operations:
Net investment income (loss)	0.15		0.28	0.28	0.26	(b)	0.23		0.25
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.06)		0.36	0.05	0.30	(c)	(1.19)		(0.09)
Total from investment operations	0.09		0.64	0.33	0.56		(0.96)		0.16
Less Dividends and Distributions:
Dividends from net investment income*	(0.16)		(0.25)	(0.23)	(0.27)		(0.06)		(0.28)
Tax return of capital distributions	-		(0.04)	(0.10)	-		(0.17)		-
Total dividends and distributions	(0.16)		(0.29)	(0.33)	(0.27)		(0.23)		(0.28)
Net asset value, end of period	$4.88		$4.95	$4.60	$4.60		$4.31		$5.50
Total Return(d):	1.78%		14.39%	7.19%	12.88%		(17.77)%		2.70%

Ratios/Supplemental Data:
Net assets, end of period (000)	$5,254		$5,161	$5,207	$5,002		$1,352		$3,237
Average net assets (000)	$5,262		$4,793	$5,243	$2,239		$2,001		$1,613
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.65	%(f)	0.65%	0.65%	0.66	%(g)	0.66	%(g)	0.65%
Expenses before waivers and/or expense reimbursement	1.38	%(f)	1.45%	1.21%	1.53	%(g)	1.47	%(g)	1.63%
Net investment income (loss)	6.00	%(f)	5.98%	5.89%	5.45%		4.56%		4.27%
Portfolio turnover rate(h)	17%		47%	43%	19%		26%		35%

*	Dividends from net investment income may include other items that are ordinary income for tax purposes.
(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

Includes certain non-recurring expenses of 0.01% for the year ended October 31, 2023 and interest expense on borrowings from the Syndicated Credit Agreement of 0.01%, for the year ended October 31, 2022 which are being excluded from the Fund’s contractual waiver, if applicable.

(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Emerging Markets Debt Local Currency Fund 141

Notes to Financial Statements (unaudited)

1. Organization

Prudential World Fund, Inc. (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Maryland Corporation. These financial statements relate to the following series of the RIC: PGIM Jennison Emerging Markets Equity Opportunities Fund, PGIM Jennison Global Infrastructure Fund, PGIM Jennison Global Opportunities Fund, PGIM Jennison International Opportunities Fund, PGIM Quant Solutions International Equity Fund, PGIM Emerging Markets Debt Hard Currency Fund and PGIM Emerging Markets Debt Local Currency Fund (each, a “Fund” and collectively, the “Funds”). PGIM Jennison Emerging Markets Equity Opportunities Fund, PGIM Jennison Global Infrastructure Fund, PGIM Jennison Global Opportunities Fund, PGIM Jennison International Opportunities Fund, PGIM Quant Solutions International Equity Fund and PGIM Emerging Markets Debt Hard Currency Fund are classified as diversified funds for purposes of the 1940 Act and PGIM Emerging Markets Debt Local Currency Fund is classified as a non-diversified fund for purposes of the 1940 Act.

The Funds have the following investment objectives:

Fund	Investment Objective
PGIM Jennison Emerging Markets Equity Opportunities Fund (“Jennison Emerging Markets Equity Opportunities”)	Long-term growth of capital.
PGIM Jennison Global Infrastructure Fund (“Jennison Global Infrastructure”)	Total return.
PGIM Jennison Global Opportunities Fund (“Jennison Global Opportunities”)	Long-term growth of capital.
PGIM Jennison International Opportunities Fund (“Jennison International Opportunities”)	Long-term growth of capital.
PGIM Quant Solutions International Equity Fund (“Quant Solutions International Equity”)	Long-term growth of capital.
PGIM Emerging Markets Debt Hard Currency Fund (“Emerging Markets Debt Hard Currency”)	Total return, through a combination of current income and capital appreciation
PGIM Emerging Markets Debt Local Currency Fund (“Emerging Markets Debt Local Currency”)	Total return, through a combination of current income and capital appreciation

2. Accounting Policies

The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Funds consistently follow such policies in the preparation of their financial statements.

The Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 exclusively impacted financial statement disclosures only and did not affect the Funds’ financial position or performance. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance. The officers of the Funds, as listed in each Fund’s Statement of Additional Information, act as each Fund’s chief operating decision maker (“CODM”). The CODM has determined that each Fund has a single operating segment as the CODM monitors the operating results of each Fund as a whole and the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of their respective prospectus, based on a defined investment strategy which is executed by the Funds’ subadviser.

The CODM allocates resources and assesses performance based on the operating results of each Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

Securities Valuation: The Funds hold securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Funds’ investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Directors (the “Board”) has approved the Funds’ valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments”, the “Investment Manager” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Funds investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Funds’ foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Funds’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via Nasdaq are valued at the Nasdaq official closing price. To the extent these securities are valued at the last sale price or Nasdaq official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time each Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter (“OTC”) market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Funds utilize the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Funds utilize the market approach when quoted prices in broker-dealer markets are available but also include consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive

Notes to Financial Statements (unaudited) (continued)

the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the period, the Funds do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations. Notwithstanding the above, the Funds do isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Funds enter into forward currency contracts, as defined in the prospectus, in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Funds’ maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options: Certain Funds purchased and/or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Fund currently owns or intends to purchase. The Funds may also use options to gain additional market exposure. The Funds’ principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Fund, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Fund, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When the Fund writes an option on a swap, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Funds are required to deposit collateral with a futures commission merchant an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Funds each day, equal to the change in the mark-to-market value of the futures contract. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

Certain Funds invested in financial futures contracts in order to hedge their existing portfolio securities, or securities the Funds intend to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Funds may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Funds since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: Certain Funds entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. Certain Funds are subject to interest rate risk exposure in the normal course of pursuing their investment objective. Certain Funds used interest rate swaps to maintain their ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by

Notes to Financial Statements (unaudited) (continued)

receiving floating rate payments. The Funds’ maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively, a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

Certain Funds are subject to credit risk in the normal course of pursuing their investment objectives, and as such, has entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be “short the credit” because the higher the contract value rises, the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Funds’ maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Fund is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Master Netting Arrangements: The RIC, on behalf of each Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of each Fund. A master netting arrangement between each Fund and the counterparty permits each Fund to offset amounts payable by each Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by each Fund to cover each Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The RIC, on behalf of each Fund, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to each Fund is held in a segregated account by each Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by each Fund is segregated by each Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by each Fund and the applicable counterparty. Collateral requirements are determined based on each Fund’s net position with each counterparty. Termination events applicable to each Fund may occur upon a decline in each Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of each Fund’s counterparties to elect early termination could impact each Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Rights: Certain Funds held rights acquired either through a direct purchase or pursuant to corporate actions. Rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such rights are held as long positions by the Funds until exercised, sold or expired. Rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Securities Lending: Certain Funds lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the Funds securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Funds have the right to repurchase the securities in the open market using the collateral.

The Funds recognize income, net of any rebate and securities lending agent fees, for lending their securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Funds also continue to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Equity and Mortgage Real Estate Investment Trusts (collectively “REITs”): Certain Funds invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Funds become aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Notes to Financial Statements (unaudited) (continued)

Taxes: It is each Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Certain Funds are subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the Funds as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the Funds have country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the Funds are included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Jennison Emerging Markets Equity Opportunities, Jennison Global Opportunities,
Jennison International Opportunities and Quant Solutions International Equity:

Net Investment Income	Annually

Short-Term Capital Gains	Annually

Long-Term Capital Gains	Annually

Jennison Global Infrastructure:

Net Investment Income	Quarterly

Short-Term Capital Gains	Annually

Long-Term Capital Gains	Annually

Emerging Markets Debt Hard Currency and Emerging Markets Debt Local Currency:

Net Investment Income	Monthly

Short-Term Capital Gains	Annually

Long-Term Capital Gains	Annually

*	Under certain circumstances, each Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3. Agreements

The RIC, on behalf of each Fund, has entered into management agreements with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadvisers’ performance of such services, and for rendering administrative services.

The Manager has entered into subadvisory agreements with the subadvisers listed below (each a “subadviser” and collectively the “subadvisers”). The Manager pays for the services of subadvisers.

Fund	Subadviser(s)

Jennison Emerging Markets Equity Opportunities	Jennison Associates LLC (“Jennison”)(a wholly-owned subsidiary of PGIM, Inc.)

Jennison Global Infrastructure	Jennison

Jennison Global Opportunities	Jennison

Jennison International Opportunities	Jennison

Fund	Subadviser(s)

Quant Solutions International Equity	PGIM Quantitative Solutions LLC (“PGIM Quantitative Solutions”)(a wholly-owned subsidiary of PGIM, Inc.)

Emerging Markets Debt Hard Currency	PGIM Credit (“PC”) (an investment group of PGIM, Inc.) Effective April 8, 2026, PGIM Fixed Income was renamed PGIM Credit. PGIM Credit continues to be an investment group of PGIM, Inc.; PGIM Limited

Emerging Markets Debt Local Currency	PC; PGIM Limited

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended April 30, 2026, the contractual and effective management fee rates were as follows:

Fund	Contractual Management Fee	Effective Management Fee, before any waiver and/or expense reimbursements

Jennison Emerging Markets Equity Opportunities	0.95% of the Fund’s average daily net assets up to and including $5 billion; 0.925% of the Fund’s average daily net assets exceeding $5 billion.	0.95%

Jennison Global Infrastructure	1.00% of average daily net assets up to $1 billion; 0.98% of average daily net assets from $1 billion to $3 billion; 0.96% of average daily net assets from $3 billion to $5 billion; 0.95% of average daily net assets from $5 billion to $10 billion; 0.94% of average daily net assets over $10 billion	1.00

Jennison Global Opportunities	0.825% up to $1 billion of the Fund’s average daily net assets; 0.800% over $1 billion to $5 billion of the Fund’s average daily net assets; 0.780% over $5 billion to $10 billion of the Fund’s average daily net assets; 0.770% over $10 billion of the Fund’s average daily net assets.	0.80

Jennison International Opportunities	0.825% up to $1 billion of the Fund’s average daily net assets; 0.800% over $1 billion to $5 billion of the Fund’s average daily net assets; 0.780% over $5 billion to $10 billion of the Fund’s average daily net assets; 0.770% over $10 billion of the Fund’s average daily net assets.	0.80

Quant Solutions International Equity	0.75% of average daily net assets up to $2 billion; 0.70% of average daily net assets from $2 billion to $5 billion; 0.69% of average daily net assets over $5 billion	0.75

Emerging Markets Debt Hard Currency	0.650% on average daily net assets up to $1 billion; 0.630% on average daily net assets from $1 billion to $3 billion; 0.610% on average daily net assets from $3 billion to $5 billion; 0.600% on average daily net assets from $5 billion to $10 billion; 0.590% on average daily net assets over $10 billion.	0.65

Emerging Markets Debt Local Currency	0.650% on average daily net assets up to $1 billion; 0.630% on average daily net assets from $1 billion to $3 billion; 0.610% on average daily net assets from $3 billion to $5 billion; 0.600% on average daily net assets from $5 billion to $10 billion; 0.590% on average daily net assets over $10 billion.	0.65

The Manager has contractually agreed, through February 28, 2027, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Expenses waived or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a stated expense ratio limit may be recouped by the Manager within the same fiscal year in which such waiver and/or reimbursement is made. Any such recoupment is limited to the lesser of the amounts that would be recoupable under: (i) the expense limitation in effect at the time the waiver and/or reimbursement was made or (ii) the expense limitation in effect at the time of recoupment. The expense limitations attributable to each class are as follows:

Fund	Fund Expense Limitation	Class Expense Limitation

Jennison Emerging Markets Equity Opportunities - Class A	—%	1.30%

Jennison Emerging Markets Equity Opportunities - Class C	—	2.05

Notes to Financial Statements (unaudited) (continued)

Fund	Fund Expense Limitation	Class Expense Limitation

Jennison Emerging Markets Equity Opportunities - Class Z	—%	1.05%

Jennison Emerging Markets Equity Opportunities - Class R6	—	0.98

Jennison Global Infrastructure - Class A	—	1.50

Jennison Global Infrastructure - Class C	—	2.25

Jennison Global Infrastructure - Class Z	—	1.17

Jennison Global Infrastructure - Class R6	—	1.17

Jennison Global Opportunities - Class A	0.84	1.08

Jennison Global Opportunities - Class C	0.84	—

Jennison Global Opportunities - Class Z	0.84	—

Jennison Global Opportunities - Class R2	0.84	1.34	**

Jennison Global Opportunities - Class R4	0.84	1.09	**

Jennison Global Opportunities - Class R6	0.84	—

Jennison International Opportunities - Class A	0.84	1.09

Jennison International Opportunities - Class C	0.84	1.90	***

Jennison International Opportunities - Class R	0.84	1.48	***

Jennison International Opportunities - Class Z	0.84	0.90	***

Jennison International Opportunities - Class R2	0.84	1.34	**

Jennison International Opportunities - Class R4	0.84	1.09	**

Jennison International Opportunities - Class R6	0.84	0.84	***

Quant Solutions International Equity - Class A	—	1.45

Quant Solutions International Equity - Class C	—	2.69

Quant Solutions International Equity - Class Z	—	1.00

Quant Solutions International Equity - Class R6	—	0.78

Emerging Markets Debt Hard Currency - Class A	—	1.05

Emerging Markets Debt Hard Currency - Class C	—	1.80

Emerging Markets Debt Hard Currency - Class Z	—	0.75

Emerging Markets Debt Hard Currency - Class R6	—	0.65

Emerging Markets Debt Local Currency - Class A	—	1.13

Emerging Markets Debt Local Currency - Class C	—	1.88

Emerging Markets Debt Local Currency - Class Z	—	0.72

Emerging Markets Debt Local Currency - Class R6	—	0.65

** Expense limitation applicable only to blue sky fees, shareholder service fee, and transfer agency expenses (including sub-transfer agency and networking fees).

*** Expense waiver/reimbursement limited to 0.06% on an annualized basis.

The RIC, on behalf of each Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares of each Fund, as applicable. Each Fund compensates PIMS for distributing and servicing each Fund’s Class A, Class C, Class R and Class R2 shares, as applicable, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, each Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. PIMS has contractually agreed through February 28, 2027 to limit such fees on certain classes based on the average daily net assets. The distribution fees are accrued daily and payable monthly.

The Jennison Global Opportunities and Jennison International Opportunities Funds have adopted a Shareholder Services Plan with respect to Class R2 and Class R4 shares. Under the terms of the Shareholder Services Plan, Class R2 and Class R4 shares are authorized to compensate Prudential Mutual Fund Services LLC (“PMFS”), its affiliates or third-party service providers for services rendered to the shareholders of such Class R2 or Class R4 shares. The shareholder service fee is accrued daily and paid monthly, as applicable.

Each Fund’s annual gross and net distribution rates and maximum shareholder service fee, where applicable, are as follows:

Fund	Gross Distribution Fee	Net Distribution Fee	Shareholder Service Fee

Jennison Emerging Markets Equity Opportunities - Class A	0.30%	0.25%	N/A	%

Jennison Emerging Markets Equity Opportunities - Class C	1.00	1.00	N/A

Fund	Gross Distribution Fee		Net Distribution Fee		Shareholder Service Fee

Jennison Emerging Markets Equity Opportunities - Class Z	N/A	%	N/A	%	N/A	%

Jennison Emerging Markets Equity Opportunities - Class R6	N/A		N/A		N/A

Jennison Global Infrastructure - Class A	0.30		0.25		N/A

Jennison Global Infrastructure - Class C	1.00		1.00		N/A

Jennison Global Infrastructure - Class Z	N/A		N/A		N/A

Jennison Global Infrastructure - Class R6	N/A		N/A		N/A

Jennison Global Opportunities - Class A	0.30		0.25		N/A

Jennison Global Opportunities - Class C	1.00		1.00		N/A

Jennison Global Opportunities - Class Z	N/A		N/A		N/A

Jennison Global Opportunities - Class R2	0.25		0.25		0.10

Jennison Global Opportunities - Class R4	N/A		N/A		0.10

Jennison Global Opportunities - Class R6	N/A		N/A		N/A

Jennison International Opportunities - Class A	0.30		0.25		N/A

Jennison International Opportunities - Class C	1.00		1.00		N/A

Jennison International Opportunities - Class R	0.75		0.50		N/A

Jennison International Opportunities - Class Z	N/A		N/A		N/A

Jennison International Opportunities - Class R2	0.25		0.25		0.10

Jennison International Opportunities - Class R4	N/A		N/A		0.10

Jennison International Opportunities - Class R6	N/A		N/A		N/A

Quant Solutions International Equity - Class A	0.30		0.30		N/A

Quant Solutions International Equity - Class C	1.00		1.00		N/A

Quant Solutions International Equity - Class Z	N/A		N/A		N/A

Quant Solutions International Equity - Class R6	N/A		N/A		N/A

Emerging Markets Debt Hard Currency - Class A	0.25		0.25		N/A

Emerging Markets Debt Hard Currency - Class C	1.00		1.00		N/A

Emerging Markets Debt Hard Currency - Class Z	N/A		N/A		N/A

Emerging Markets Debt Hard Currency - Class R6	N/A		N/A		N/A

Emerging Markets Debt Local Currency - Class A	0.25		0.25		N/A

Emerging Markets Debt Local Currency - Class C	1.00		1.00		N/A

Emerging Markets Debt Local Currency - Class Z	N/A		N/A		N/A

Emerging Markets Debt Local Currency - Class R6	N/A		N/A		N/A

The RIC, on behalf of Jennison Emerging Markets Equity Opportunities, Jennison Global Infrastructure, Jennison Global Opportunities and Jennison International Opportunities, has entered into brokerage commission recapture agreements with certain registered broker-dealers. Under the brokerage commission recapture program, a portion of the commission is returned to the Fund on whose behalf the trades were made. Commission recapture is paid solely to the Fund generating the applicable trades. Such amounts are included within realized gain (loss) on investment transactions presented in the Statement of Operations. For the reporting period ended April 30, 2026, brokerage commissions recaptured under these agreements was as follows:

Fund	Amount

Jennison Emerging Markets Equity Opportunities	$3,893

Jennison Global Infrastructure	306

Jennison Global Opportunities	44,756

Jennison International Opportunities	16,340

For the reporting period ended April 30, 2026, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Fund	FESL	CDSC

Jennison Emerging Markets Equity Opportunities - Class A	$20,638	$220

Jennison Emerging Markets Equity Opportunities - Class C	—	69

Jennison Global Infrastructure - Class A	28,851	—

Jennison Global Infrastructure - Class C	—	6

Jennison Global Opportunities - Class A	191,003	2,172

Jennison Global Opportunities - Class C	—	7,419

Jennison International Opportunities - Class A	61,371	2,086

Jennison International Opportunities - Class C	—	181

Quant Solutions International Equity - Class A	17,280	1

Quant Solutions International Equity - Class C	—	23

Emerging Markets Debt Hard Currency - Class A	—	—

Notes to Financial Statements (unaudited) (continued)

Fund	FESL	CDSC
Emerging Markets Debt Hard Currency - Class C	$—	$—
Emerging Markets Debt Local Currency - Class A	2,524	—
Emerging Markets Debt Local Currency - Class C	—	—

PGIM Investments, PGIM, Inc., PGIM Limited, PIMS, PMFS, Jennison and PGIM Quantitative Solutions are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

PMFS serves as each Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Funds may invest their overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., and their securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Affiliated income from securities lending, net”, respectively.

The Funds may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended April 30, 2026, no Rule 17a-7 transactions were entered into by the Funds.

5. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2026, were as follows:

Fund	Cost of Purchases	Proceeds from Sales

Jennison Emerging Markets Equity Opportunities	$462,803,814	$463,270,159

Jennison Global Infrastructure	28,933,618	24,892,837

Jennison Global Opportunities	2,536,946,451	3,797,642,375

Jennison International Opportunities	2,021,549,863	2,562,067,617

Quant Solutions International Equity	289,501,452	202,763,283

Emerging Markets Debt Hard Currency	34,017,234	36,044,533

Emerging Markets Debt Local Currency	10,158,081	6,216,244

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the reporting period ended April 30, 2026, is presented as follows:

Jennison Emerging Markets Equity Opportunities:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income		Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 3.780%)(wb)

$14,940,167	$354,668,254	$369,417,860	$—	$—	$190,561	190,561	$174,917		$—

PGIM Institutional Money Market Fund (7-day effective yield 3.844%)(b)(wb)

31,676,792	86,912,648	114,660,634	(5,554)	5,448	3,928,700	3,931,058	27,255	(1)	—

$46,616,959	$441,580,902	$484,078,494	$(5,554)	$5,448	$4,119,261		$202,172		$—

Jennison Global Infrastructure:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income		Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 3.780%)(wb)

$2,284,314	$25,867,984	$26,205,581	$—	$—	$1,946,717	1,946,717	$39,112		$—

PGIM Institutional Money Market Fund (7-day effective yield 3.844%)(b)(wb)

4,150,437	14,726,274	18,877,043	(281)	613	—	—	1,624	(1)	—

$6,434,751	$40,594,258	$45,082,624	$(281)	$613	$1,946,717		$40,736		$—

Jennison Global Opportunities :

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income		Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 3.780%)(wb)

$144,058,891	$1,591,603,556	$1,733,281,612	$—	$—	$2,380,835	2,380,835	$1,413,524		$—

PGIM Institutional Money Market Fund (7-day effective yield 3.844%)(b)(wb)

162,357,659	1,013,959,998	1,022,767,324	18,490	7,245	153,576,068	153,668,269	87,297	(1)	—

$306,416,550	$2,605,563,554	$2,756,048,936	$18,490	$7,245	$155,956,903		$1,500,821		$—

Jennison International Opportunities:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income		Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 3.780%)(wb)

$202,032,158	$1,284,456,307	$1,367,500,107	$—	$—	$118,988,358	118,988,358	$1,960,987		$—

PGIM Institutional Money Market Fund (7-day effective yield 3.844%)(b)(wb)

203,388,195	156,821,722	322,878,044	2,726	(2,362)	37,332,237	37,354,649	68,736	(1)	—

$405,420,353	$1,441,278,029	$1,690,378,151	$2,726	$(2,362)	$156,320,595		$2,029,723		$—

Quant Solutions International Equity:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income		Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 3.780%)(wb)

$5,355,272	$129,706,101	$127,474,348	$—	$—	$7,587,025	7,587,025	$124,472		$—

PGIM Institutional Money Market Fund (7-day effective yield 3.844%)(b)(wb)

5,433,440	37,747,087	42,108,881	107	(1,459)	1,070,294	1,070,936	2,814	(1)	—

$10,788,712	$167,453,188	$169,583,229	$107	$(1,459)	$8,657,319		$127,286		$—

Emerging Markets Debt Hard Currency:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 3.780%)(wb)

$4,549,281	$24,644,013	$26,747,264	$—	$—	$2,446,030	2,446,030	$60,349	$—

Notes to Financial Statements (unaudited) (continued)

Emerging Markets Debt Hard Currency (cont’d.):

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income		Capital Gain Distributions

PGIM Institutional Money Market Fund (7-day effective yield 3.844%)(b)(wb)

$ 6,577,812	$18,629,787	$21,670,320	$(13)	$285	$3,537,551	3,539,675	$11,006	(1)	$—

$11,127,093	$43,273,800	$48,417,584	$(13)	$285	$5,983,581		$71,355		$—

Emerging Markets Debt Local Currency:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income		Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 3.780%)(wb)

$2,212,898	$9,863,102	$11,213,445	$—	$—	$862,555	862,555	$38,039		$—

PGIM Institutional Money Market Fund (7-day effective yield 3.844%)(b)(wb)

—	198,093	198,075	—	(18)	—	—	44	(1)	—

$2,212,898	$10,061,195	$11,411,520	$—	$(18)	$862,555		$38,083		$—
(1)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

6.	Tax Information

The United States federal income tax basis of the Funds’ investments and the net unrealized appreciation (depreciation) as of April 30, 2026 were as follows:

Fund	Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Jennison Emerging Markets Equity Opportunities	$498,530,558	$325,157,989	$(23,523,042)	$301,634,947
Jennison Global Infrastructure	54,253,251	19,712,753	(574,949)	19,137,804
Jennison Global Opportunities	3,410,315,109	1,451,912,937	(84,763,756)	1,367,149,181
Jennison International Opportunities	3,611,185,094	1,436,303,522	(155,260,757)	1,281,042,765
Quant Solutions International Equity	334,149,516	110,536,860	(15,661,086)	94,875,774
Emerging Markets Debt Hard Currency	175,459,807	15,066,337	(6,373,090)	8,693,247
Emerging Markets Debt Local Currency	38,840,985	3,256,826	(3,170,351)	86,475

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the following Funds had an approximated capital loss carryforward as of October 31, 2025 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Fund	Capital Loss Carryforward	Capital Loss Carryforward Utilized
Jennison Emerging Markets Equity Opportunities	$409,969,000	$109,717,000
Jennison Global Infrastructure	—	—
Jennison Global Opportunities	—	—
Jennison International Opportunities	631,593,000	656,551,000
Quant Solutions International Equity	—	4,346,000
Emerging Markets Debt Hard Currency	38,518,000	—

Notes to Financial Statements (unaudited) (continued)

Fund	Capital Loss Carryforward	Capital Loss Carryforward Utilized
Emerging Markets Debt Local Currency	$12,810,000	$—

The Funds indicated below elected to treat the below approximated losses as having been incurred in the following fiscal year (October 31, 2026).

Fund	Qualified Late-Year Losses	Post-October Capital Losses
Jennison Emerging Markets Equity Opportunities	$—	$—
Jennison Global Infrastructure	—	—
Jennison Global Opportunities	17,777,000	—
Jennison International Opportunities	—	—
Quant Solutions International Equity	—	—
Emerging Markets Debt Hard Currency	—	—
Emerging Markets Debt Local Currency	—	—

The Manager has analyzed the Funds’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Funds’ U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended October 31, 2025 are subject to such review.

7.	Capital and Ownership

The Jennison Emerging Markets Equity Opportunities Fund, Jennison Global Infrastructure Fund, Quant Solutions International Equity Fund, Emerging Markets Debt Hard Currency Fund and Emerging Markets Debt Local Currency Fund offer Class A, Class C, Class Z and Class R6 shares. The Jennison Global Opportunities Fund offers Class A, Class C, Class Z, Class R2, Class R4 and Class R6 shares. The Jennison International Opportunities Fund offers Class A, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50% for Jennison Emerging Markets Equity Opportunities Fund, Jennison Global Infrastructure Fund, Jennison Global Opportunities Fund, Jennison International Opportunities Fund and Quant Solutions International Equity Fund and 3.25% for Emerging Markets Debt Hard Currency Fund and Emerging Markets Debt Local Currency Fund. For Jennison Emerging Markets Equity Opportunities Fund, Jennison Global Infrastructure Fund, Jennison Global Opportunities Fund, Jennison International Opportunities Fund and Quant Solutions International Equity Fund, investors who purchase $1 million or more of Class A shares and for Emerging Markets Debt Hard Currency Fund and Emerging Markets Debt Local Currency Fund, investors who purchase $500,000 or more of Class A shares and sell those shares within 12 months of purchase are subject to a CDSC of 1%, although they are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years after purchase. Class R, Class Z, Class R2, Class R4 and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors

Under certain circumstances, an exchange may be made from specified share classes of each Fund to one or more other share classes of each Fund as presented in the table of transactions in shares of beneficial interest, below.

The RIC is authorized to issue 10,225,000,000 shares of common stock, $0.00001 par value per share. The authorized shares of the Funds are currently classified and designated as follows:

Fund	Number of Shares
Jennison Emerging Markets Equity Opportunities - Class A	25,000,000
Jennison Emerging Markets Equity Opportunities - Class C	65,000,000
Jennison Emerging Markets Equity Opportunities - Class Z	300,000,000
Jennison Emerging Markets Equity Opportunities - Class T	225,000,000
Jennison Emerging Markets Equity Opportunities - Class R6	250,000,000
Jennison Global Infrastructure - Class A	20,000,000
Jennison Global Infrastructure - Class C	100,000,000
Jennison Global Infrastructure - Class Z	150,000,000
Jennison Global Infrastructure - Class T	115,000,000
Jennison Global Infrastructure - Class R6	125,000,000
Jennison Global Opportunities - Class A	150,000,000
Jennison Global Opportunities - Class C	100,000,000
Jennison Global Opportunities - Class Z	2,000,000,000
Jennison Global Opportunities - Class R2	100,000,000

Notes to Financial Statements (unaudited) (continued)

Fund	Number of Shares
Jennison Global Opportunities - Class R4	100,000,000
Jennison Global Opportunities - Class R6	1,000,000,000
Jennison International Opportunities - Class A	150,000,000
Jennison International Opportunities - Class C	100,000,000
Jennison International Opportunities - Class R	100,000,000
Jennison International Opportunities - Class Z	2,000,000,000
Jennison International Opportunities - Class R2	100,000,000
Jennison International Opportunities - Class R4	100,000,000
Jennison International Opportunities - Class R6	1,000,000,000
Quant Solutions International Equity - Class A	100,000,000
Quant Solutions International Equity - Class B	5,000,000
Quant Solutions International Equity - Class C	100,000,000
Quant Solutions International Equity - Class Z	180,000,000
Quant Solutions International Equity - Class T	135,000,000
Quant Solutions International Equity - Class R6	180,000,000
Emerging Markets Debt Hard Currency - Class A	100,000,000
Emerging Markets Debt Hard Currency - Class C	100,000,000
Emerging Markets Debt Hard Currency - Class Z	200,000,000
Emerging Markets Debt Hard Currency - Class R6	200,000,000
Emerging Markets Debt Local Currency - Class A	10,000,000
Emerging Markets Debt Local Currency - Class C	50,000,000
Emerging Markets Debt Local Currency - Class Z	250,000,000
Emerging Markets Debt Local Currency - Class T	190,000,000
Emerging Markets Debt Local Currency - Class R6	50,000,000

The Funds currently do not have any Class B or Class T shares outstanding.

As of April 30, 2026, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of each Fund as follows:

Fund	Number of Shares	Percentage of Outstanding Shares
Jennison Emerging Markets Equity Opportunities–Class Z	88,141	0.6%
Jennison Emerging Markets Equity Opportunities–Class R6	8,766,335	40.6
Jennison Global Infrastructure–Class R6	274,985	76.4
Jennison Global Opportunities –Class Z	17,674	0.1
Jennison Global Opportunities –Class R4	713	8.3
Jennison International Opportunities–Class R	151	0.1
Jennison International Opportunities–Class Z	18,216	0.1
Jennison International Opportunities–Class R4	663	0.3
Jennison International Opportunities–Class R6	1,625,602	3.9
Quant Solutions International Equity–Class Z	8,184	0.1
Quant Solutions International Equity–Class R6	8,324,271	83.6
Emerging Markets Debt Hard Currency–Class A	1,688	5.3
Emerging Markets Debt Hard Currency–Class C	1,584	22.0
Emerging Markets Debt Hard Currency–Class R6	4,967,588	33.6
Emerging Markets Debt Local Currency–Class C	205	4.3
Emerging Markets Debt Local Currency–Class R6	246	0.1

At the reporting period end, the number of shareholders holding greater than 5% of the Funds are as follows:

Fund	Number of Shareholders	Percentage of Outstanding Shares
Affiliated:
Jennison Emerging Markets Equity Opportunities	2	18.2%
Jennison Global Infrastructure	1	5.2
Jennison Global Opportunities	—	—
Jennison International Opportunities	—	—

Fund	Number of Shareholders	Percentage of Outstanding Shares

Affiliated:

Quant Solutions International Equity	2	20.6%

Emerging Markets Debt Hard Currency	1	19.7

Emerging Markets Debt Local Currency	—	—

Unaffiliated:

Jennison Emerging Markets Equity Opportunities	4	54.7

Jennison Global Infrastructure	4	81.0

Jennison Global Opportunities	6	78.2

Jennison International Opportunities	8	84.3

Quant Solutions International Equity	2	38.5

Emerging Markets Debt Hard Currency	4	77.7

Emerging Markets Debt Local Currency	4	95.4

Transactions in shares of common stock were as follows:

Jennison Emerging Markets Equity Opportunities:

Share Class	Shares	Amount

Class A
Six months ended April 30, 2026:
Shares sold	210,702	$4,401,668
Shares issued in reinvestment of dividends and distributions	31,658	600,549
Shares purchased	(214,965)	(4,535,285)
Net increase (decrease) in shares outstanding before conversion	27,395	466,932
Shares issued upon conversion from other share class(es)	23,451	495,394
Shares purchased upon conversion into other share class(es)	(34,782)	(727,008)
Net increase (decrease) in shares outstanding	16,064	$235,318

Year ended October 31, 2025:
Shares sold	319,164	$5,663,038
Shares purchased	(499,771)	(8,890,318)
Net increase (decrease) in shares outstanding before conversion	(180,607)	(3,227,280)
Shares issued upon conversion from other share class(es)	47,246	837,048
Shares purchased upon conversion into other share class(es)	(60,588)	(1,080,416)
Net increase (decrease) in shares outstanding	(193,949)	$(3,470,648)

Class C
Six months ended April 30, 2026:
Shares sold	29,871	$581,319
Shares issued in reinvestment of dividends and distributions	2,642	46,310
Shares purchased	(9,981)	(188,097)
Net increase (decrease) in shares outstanding before conversion	22,532	439,532
Shares purchased upon conversion into other share class(es)	(16,892)	(334,182)
Net increase (decrease) in shares outstanding	5,640	$105,350

Year ended October 31, 2025:
Shares sold	31,984	$534,886
Shares purchased	(40,624)	(669,853)
Net increase (decrease) in shares outstanding before conversion	(8,640)	(134,967)
Shares purchased upon conversion into other share class(es)	(16,569)	(271,971)
Net increase (decrease) in shares outstanding	(25,209)	$(406,938)

Class Z
Six months ended April 30, 2026:
Shares sold	1,265,845	$27,134,196
Shares issued in reinvestment of dividends and distributions	339,450	6,609,098
Shares purchased	(2,712,156)	(59,460,742)
Net increase (decrease) in shares outstanding before conversion	(1,106,861)	(25,717,448)
Shares issued upon conversion from other share class(es)	38,803	836,201

Notes to Financial Statements (unaudited) (continued)

Jennison Emerging Markets Equity Opportunities (cont’d.):

Share Class	Shares	Amount
Shares purchased upon conversion into other share class(es)	(19,147)	$(413,546)
Net increase (decrease) in shares outstanding	(1,087,205)	$(25,294,793)

Year ended October 31, 2025:
Shares sold	3,982,583	$72,134,059
Shares purchased	(5,817,543)	(105,204,758)
Net increase (decrease) in shares outstanding before conversion	(1,834,960)	(33,070,699)
Shares issued upon conversion from other share class(es)	117,061	2,213,163
Shares purchased upon conversion into other share class(es)	(36,774)	(667,394)
Net increase (decrease) in shares outstanding	(1,754,673)	$(31,524,930)

Class R6
Six months ended April 30, 2026:
Shares sold	14,458,553	$329,573,613
Shares issued in reinvestment of dividends and distributions	328,203	6,406,534
Shares purchased	(7,068,410)	(156,496,648)
Net increase (decrease) in shares outstanding before conversion	7,718,346	179,483,499
Shares issued upon conversion from other share class(es)	26,014	560,912
Shares purchased upon conversion into other share class(es)	(19,465)	(417,771)
Net increase (decrease) in shares outstanding	7,724,895	$179,626,640

Year ended October 31, 2025:
Shares sold	8,762,643	$157,171,606
Shares issued in reinvestment of dividends and distributions	5,473	99,283
Shares purchased	(10,302,927)	(186,371,655)
Net increase (decrease) in shares outstanding before conversion	(1,534,811)	(29,100,766)
Shares issued upon conversion from other share class(es)	31,974	587,150
Shares purchased upon conversion into other share class(es)	(84,217)	(1,617,580)
Net increase (decrease) in shares outstanding	(1,587,054)	$(30,131,196)

Jennison Global Infrastructure:

Share Class	Shares	Amount

Class A
Six months ended April 30, 2026:
Shares sold	82,801	$1,597,001
Shares issued in reinvestment of dividends and distributions	32,262	564,485
Shares purchased	(72,947)	(1,368,859)
Net increase (decrease) in shares outstanding before conversion	42,116	792,627
Shares issued upon conversion from other share class(es)	4,422	83,671
Net increase (decrease) in shares outstanding	46,538	$876,298

Year ended October 31, 2025:
Shares sold	96,737	$1,691,678
Shares issued in reinvestment of dividends and distributions	35,475	580,128
Shares purchased	(199,387)	(3,525,326)
Net increase (decrease) in shares outstanding before conversion	(67,175)	(1,253,520)
Shares issued upon conversion from other share class(es)	23,479	397,400
Shares purchased upon conversion into other share class(es)	(2,973)	(51,039)
Net increase (decrease) in shares outstanding	(46,669)	$(907,159)

Class C
Six months ended April 30, 2026:
Shares sold	27,955	$519,337

Jennison Global Infrastructure (cont’d.):

Share Class	Shares	Amount
Shares issued in reinvestment of dividends and distributions	6,166	$105,369
Shares purchased	(7,727)	(142,485)
Net increase (decrease) in shares outstanding before conversion	26,394	482,221
Shares purchased upon conversion into other share class(es)	(7,623)	(140,550)
Net increase (decrease) in shares outstanding	18,771	$341,671

Year ended October 31, 2025:
Shares sold	20,024	$348,117
Shares issued in reinvestment of dividends and distributions	5,878	93,075
Shares purchased	(12,888)	(216,834)
Net increase (decrease) in shares outstanding before conversion	13,014	224,358
Shares purchased upon conversion into other share class(es)	(24,763)	(409,826)
Net increase (decrease) in shares outstanding	(11,749)	$(185,468)

Class Z
Six months ended April 30, 2026:
Shares sold	1,349,648	$25,573,916
Shares issued in reinvestment of dividends and distributions	128,504	2,255,363
Shares purchased	(982,005)	(17,697,338)
Net increase (decrease) in shares outstanding before conversion	496,147	10,131,941
Shares issued upon conversion from other share class(es)	3,012	56,879
Net increase (decrease) in shares outstanding	499,159	$10,188,820

Year ended October 31, 2025:
Shares sold	1,130,352	$20,789,719
Shares issued in reinvestment of dividends and distributions	75,533	1,246,015
Shares purchased	(386,604)	(6,559,159)
Net increase (decrease) in shares outstanding before conversion	819,281	15,476,575
Shares issued upon conversion from other share class(es)	3,700	63,465
Net increase (decrease) in shares outstanding	822,981	$15,540,040

Class R6
Six months ended April 30, 2026:
Shares sold	41,234	$776,432
Shares issued in reinvestment of dividends and distributions	35,733	626,465
Shares purchased	(322,157)	(6,128,675)
Net increase (decrease) in shares outstanding	(245,190)	$(4,725,778)

Year ended October 31, 2025:
Shares sold	166,829	$2,839,022
Shares issued in reinvestment of dividends and distributions	40,646	666,006
Shares purchased	(358,099)	(6,071,268)
Net increase (decrease) in shares outstanding	(150,624)	$(2,566,240)

Jennison Global Opportunities :

Share Class	Shares	Amount

Class A
Six months ended April 30, 2026:
Shares sold	591,338	$22,587,744
Shares issued in reinvestment of dividends and distributions	3,489,133	129,481,710
Shares purchased	(3,181,823)	(118,743,236)
Net increase (decrease) in shares outstanding before conversion	898,648	33,326,218
Shares issued upon conversion from other share class(es)	670,380	25,142,307
Shares purchased upon conversion into other share class(es)	(315,057)	(11,942,928)
Net increase (decrease) in shares outstanding	1,253,971	$46,525,597

Year ended October 31, 2025:
Shares sold	1,546,193	$69,070,472

Notes to Financial Statements (unaudited) (continued)

Jennison Global Opportunities (cont’d.):

Share Class	Shares	Amount

Shares issued in reinvestment of dividends and distributions	722,813	$33,393,961

Shares purchased	(2,887,581)	(129,444,955)

Net increase (decrease) in shares outstanding before conversion	(618,575)	(26,980,522)

Shares issued upon conversion from other share class(es)	1,032,239	45,997,463

Shares purchased upon conversion into other share class(es)	(569,707)	(25,569,384)

Net increase (decrease) in shares outstanding	(156,043)	$(6,552,443)

Class C

Six months ended April 30, 2026:

Shares sold	207,980	$6,672,367

Shares issued in reinvestment of dividends and distributions	1,636,723	51,654,993

Shares purchased	(1,369,134)	(43,159,170)

Net increase (decrease) in shares outstanding before conversion	475,569	15,168,190

Shares purchased upon conversion into other share class(es)	(761,955)	(24,350,214)

Net increase (decrease) in shares outstanding	(286,386)	$(9,182,024)

Year ended October 31, 2025:

Shares sold	507,855	$20,202,319

Shares issued in reinvestment of dividends and distributions	402,421	16,519,361

Shares purchased	(1,120,259)	(44,200,467)

Net increase (decrease) in shares outstanding before conversion	(209,983)	(7,478,787)

Shares purchased upon conversion into other share class(es)	(1,065,594)	(42,096,978)

Net increase (decrease) in shares outstanding	(1,275,577)	$(49,575,765)

Class Z

Six months ended April 30, 2026:

Shares sold	4,567,836	$178,196,552

Shares issued in reinvestment of dividends and distributions	13,930,487	537,298,872

Shares purchased	(25,448,971)	(981,871,455)

Net increase (decrease) in shares outstanding before conversion	(6,950,648)	(266,376,031)

Shares issued upon conversion from other share class(es)	340,119	13,369,734

Shares purchased upon conversion into other share class(es)	(98,956)	(4,030,358)

Net increase (decrease) in shares outstanding	(6,709,485)	$(257,036,655)

Year ended October 31, 2025:

Shares sold	12,861,317	$584,564,000

Shares issued in reinvestment of dividends and distributions	3,343,292	159,073,810

Shares purchased	(23,486,857)	(1,075,901,683)

Net increase (decrease) in shares outstanding before conversion	(7,282,248)	(332,263,873)

Shares issued upon conversion from other share class(es)	648,699	30,077,642

Shares purchased upon conversion into other share class(es)	(326,154)	(15,084,824)

Net increase (decrease) in shares outstanding	(6,959,703)	$(317,271,055)

Class R2

Six months ended April 30, 2026:

Shares sold	2,021	$78,303

Shares issued in reinvestment of dividends and distributions	4,307	160,708

Shares purchased	(348,598)	(16,592,055)

Net increase (decrease) in shares outstanding	(342,270)	$(16,353,044)

Year ended October 31, 2025:

Shares sold	21,472	$967,314

Shares issued in reinvestment of dividends and distributions	19,406	902,989

Jennison Global Opportunities (cont’d.):

Share Class	Shares	Amount

Shares purchased	(59,115)	$(2,673,028)

Net increase (decrease) in shares outstanding	(18,237)	$(802,725)

Class R4

Six months ended April 30, 2026:

Shares sold	3,042	$117,514

Shares issued in reinvestment of dividends and distributions	2,601	99,471

Shares purchased	(7,361)	(261,048)

Net increase (decrease) in shares outstanding	(1,718)	$(44,063)

Year ended October 31, 2025:

Shares sold	1,807	$83,109

Shares issued in reinvestment of dividends and distributions	640	30,299

Shares purchased	(5,246)	(250,686)

Net increase (decrease) in shares outstanding	(2,799)	$(137,278)

Class R6

Six months ended April 30, 2026:

Shares sold	3,204,404	$129,324,377

Shares issued in reinvestment of dividends and distributions	10,653,977	416,890,125

Shares purchased	(13,446,304)	(530,737,475)

Net increase (decrease) in shares outstanding before conversion	412,077	15,477,027

Shares issued upon conversion from other share class(es)	72,183	3,020,052

Shares purchased upon conversion into other share class(es)	(29,472)	(1,208,593)

Net increase (decrease) in shares outstanding	454,788	$17,288,486

Year ended October 31, 2025:

Shares sold	9,516,809	$439,941,140

Shares issued in reinvestment of dividends and distributions	2,710,896	130,339,896

Shares purchased	(21,514,446)	(999,653,268)

Net increase (decrease) in shares outstanding before conversion	(9,286,741)	(429,372,232)

Shares issued upon conversion from other share class(es)	215,185	10,133,771

Shares purchased upon conversion into other share class(es)	(72,059)	(3,457,690)

Net increase (decrease) in shares outstanding	(9,143,615)	$(422,696,151)

Jennison International Opportunities:

Share Class	Shares	Amount

Class A

Six months ended April 30, 2026:

Shares sold	626,060	$21,353,335

Shares issued in reinvestment of dividends and distributions	418	14,176

Shares purchased	(559,874)	(18,932,716)

Net increase (decrease) in shares outstanding before conversion	66,604	2,434,795

Shares issued upon conversion from other share class(es)	137,939	4,702,124

Shares purchased upon conversion into other share class(es)	(83,430)	(2,849,019)

Net increase (decrease) in shares outstanding	121,113	$4,287,900

Year ended October 31, 2025:

Shares sold	1,162,960	$37,453,228

Shares purchased	(1,169,867)	(37,181,413)

Net increase (decrease) in shares outstanding before conversion	(6,907)	271,815

Shares issued upon conversion from other share class(es)	202,369	6,555,412

Shares purchased upon conversion into other share class(es)	(186,565)	(6,055,944)

Net increase (decrease) in shares outstanding	8,897	$771,283

Class C

Six months ended April 30, 2026:

Notes to Financial Statements (unaudited) (continued)

Jennison International Opportunities (cont’d.):

Share Class	Shares	Amount

Shares sold	44,170	$1,352,107

Shares purchased	(80,644)	(2,444,834)

Net increase (decrease) in shares outstanding before conversion	(36,474)	(1,092,727)

Shares purchased upon conversion into other share class(es)	(49,394)	(1,521,835)

Net increase (decrease) in shares outstanding	(85,868)	$(2,614,562)

Year ended October 31, 2025:

Shares sold	86,320	$2,497,507

Shares purchased	(154,213)	(4,405,621)

Net increase (decrease) in shares outstanding before conversion	(67,893)	(1,908,114)

Shares purchased upon conversion into other share class(es)	(53,105)	(1,536,266)

Net increase (decrease) in shares outstanding	(120,998)	$(3,444,380)

Class R

Six months ended April 30, 2026:

Shares sold	653,758	$20,303,768

Shares purchased	(418,912)	(13,872,059)

Net increase (decrease) in shares outstanding	234,846	$6,431,709

Year ended October 31, 2025:

Shares sold	684,783	$20,747,127

Shares purchased	(1,668,710)	(52,617,066)

Net increase (decrease) in shares outstanding	(983,927)	$(31,869,939)

Class Z

Six months ended April 30, 2026:

Shares sold	9,367,385	$324,672,372

Shares issued in reinvestment of dividends and distributions	166,708	5,783,099

Shares purchased	(19,975,146)	(686,386,460)

Net increase (decrease) in shares outstanding before conversion	(10,441,053)	(355,930,989)

Shares issued upon conversion from other share class(es)	81,313	2,829,643

Shares purchased upon conversion into other share class(es)	(105,320)	(3,647,954)

Net increase (decrease) in shares outstanding	(10,465,060)	$(356,749,300)

Year ended October 31, 2025:

Shares sold	28,980,776	$937,817,116

Shares issued in reinvestment of dividends and distributions	71,349	2,162,599

Shares purchased	(30,374,924)	(989,142,280)

Net increase (decrease) in shares outstanding before conversion	(1,322,799)	(49,162,565)

Shares issued upon conversion from other share class(es)	1,034,040	32,667,443

Shares purchased upon conversion into other share class(es)	(245,198)	(8,132,540)

Net increase (decrease) in shares outstanding	(533,957)	$(24,627,662)

Class R2

Six months ended April 30, 2026:

Shares sold	11,271	$385,091

Shares purchased	(410,695)	(14,249,744)

Net increase (decrease) in shares outstanding	(399,424)	$(13,864,653)

Year ended October 31, 2025:

Shares sold	99,674	$3,180,715

Shares purchased	(137,936)	(4,439,692)

Net increase (decrease) in shares outstanding before conversion	(38,262)	(1,258,977)

Jennison International Opportunities (cont’d.):

Share Class	Shares	Amount

Shares purchased upon conversion into other share class(es)	(604)	$(21,003)

Net increase (decrease) in shares outstanding	(38,866)	$(1,279,980)

Class R4

Six months ended April 30, 2026:

Shares sold	20,855	$714,110

Shares issued in reinvestment of dividends and distributions	25	856

Shares purchased	(47,530)	(1,651,153)

Net increase (decrease) in shares outstanding	(26,650)	$(936,187)

Year ended October 31, 2025:

Shares sold	42,991	$1,383,023

Shares purchased	(152,596)	(4,980,044)

Net increase (decrease) in shares outstanding	(109,605)	$(3,597,021)

Class R6

Six months ended April 30, 2026:

Shares sold	3,989,521	$138,944,781

Shares issued in reinvestment of dividends and distributions	114,793	3,992,504

Shares purchased	(11,454,122)	(398,715,268)

Net increase (decrease) in shares outstanding before conversion	(7,349,808)	(255,777,983)

Shares issued upon conversion from other share class(es)	42,389	1,479,082

Shares purchased upon conversion into other share class(es)	(28,326)	(992,041)

Net increase (decrease) in shares outstanding	(7,335,745)	$(255,290,942)

Year ended October 31, 2025:

Shares sold	11,705,631	$380,572,510

Shares issued in reinvestment of dividends and distributions	72,074	2,190,314

Shares purchased	(19,582,067)	(641,411,994)

Net increase (decrease) in shares outstanding before conversion	(7,804,362)	(258,649,170)

Shares issued upon conversion from other share class(es)	155,247	5,167,919

Shares purchased upon conversion into other share class(es)	(909,560)	(28,645,021)

Net increase (decrease) in shares outstanding	(8,558,675)	$(282,126,272)

Quant Solutions International Equity:

Share Class	Shares	Amount

Class A

Six months ended April 30, 2026:

Shares sold	305,422	$3,073,954

Shares issued in reinvestment of dividends and distributions	1,605,740	15,029,724

Shares purchased	(1,063,133)	(10,606,905)

Net increase (decrease) in shares outstanding before conversion	848,029	7,496,773

Shares issued upon conversion from other share class(es)	14,018	142,545

Shares purchased upon conversion into other share class(es)	(45,515)	(454,060)

Net increase (decrease) in shares outstanding	816,532	$7,185,258

Year ended October 31, 2025:

Shares sold	462,211	$3,971,982

Shares issued in reinvestment of dividends and distributions	662,637	4,903,516

Shares purchased	(2,072,586)	(17,712,870)

Net increase (decrease) in shares outstanding before conversion	(947,738)	(8,837,372)

Shares issued upon conversion from other share class(es)	9,362	78,181

Shares purchased upon conversion into other share class(es)	(78,409)	(667,909)

Net increase (decrease) in shares outstanding	(1,016,785)	$(9,427,100)

Class C

Six months ended April 30, 2026:

Notes to Financial Statements (unaudited) (continued)

Quant Solutions International Equity (cont’d.):

Share Class	Shares	Amount

Shares sold	29,398	$277,071

Shares issued in reinvestment of dividends and distributions	12,563	109,927

Shares purchased	(17,724)	(166,590)

Net increase (decrease) in shares outstanding before conversion	24,237	220,408

Shares purchased upon conversion into other share class(es)	(20,644)	(195,703)

Net increase (decrease) in shares outstanding	3,593	$24,705

Year ended October 31, 2025:

Shares sold	48,497	$411,416

Shares issued in reinvestment of dividends and distributions	4,145	28,934

Shares purchased	(34,078)	(288,012)

Net increase (decrease) in shares outstanding before conversion	18,564	152,338

Shares purchased upon conversion into other share class(es)	(21,261)	(177,249)

Net increase (decrease) in shares outstanding	(2,697)	$(24,911)

Class Z

Six months ended April 30, 2026:

Shares sold	10,192,279	$104,634,016

Shares issued in reinvestment of dividends and distributions	896,187	8,477,928

Shares purchased	(1,031,512)	(10,510,830)

Net increase (decrease) in shares outstanding before conversion	10,056,954	102,601,114

Shares issued upon conversion from other share class(es)	47,958	485,705

Shares purchased upon conversion into other share class(es)	(4,674)	(47,048)

Net increase (decrease) in shares outstanding	10,100,238	$103,039,771

Year ended October 31, 2025:

Shares sold	1,696,741	$14,459,866

Shares issued in reinvestment of dividends and distributions	86,953	649,541

Shares purchased	(989,034)	(8,032,795)

Net increase (decrease) in shares outstanding before conversion	794,660	7,076,612

Shares issued upon conversion from other share class(es)	202,615	1,660,957

Shares purchased upon conversion into other share class(es)	(6,128)	(47,616)

Net increase (decrease) in shares outstanding	991,147	$8,689,953

Class R6

Six months ended April 30, 2026:

Shares sold	1,254,855	$12,973,021

Shares issued in reinvestment of dividends and distributions	910,853	8,625,781

Shares purchased	(1,149,251)	(11,841,127)

Net increase (decrease) in shares outstanding before conversion	1,016,457	9,757,675

Shares issued upon conversion from other share class(es)	6,838	68,561

Net increase (decrease) in shares outstanding	1,023,295	$9,826,236

Year ended October 31, 2025:

Shares sold	6,220,200	$51,493,297

Shares issued in reinvestment of dividends and distributions	180,931	1,351,551

Shares purchased	(2,137,603)	(18,399,262)

Net increase (decrease) in shares outstanding before conversion	4,263,528	34,445,586

Shares issued upon conversion from other share class(es)	12,681	106,431

Shares purchased upon conversion into other share class(es)	(120,937)	(952,795)

Net increase (decrease) in shares outstanding	4,155,272	$33,599,222

Emerging Markets Debt Hard Currency:

Share Class	Shares	Amount

Class A

Six months ended April 30, 2026:

Shares sold	12,935	$95,246

Shares issued in reinvestment of dividends and distributions	775	5,648

Shares purchased	(24,614)	(180,892)

Net increase (decrease) in shares outstanding before conversion	(10,904)	(79,998)

Shares issued upon conversion from other share class(es)	19,204	140,325

Net increase (decrease) in shares outstanding	8,300	$60,327

Year ended October 31, 2025:

Shares sold	16,194	$108,139

Shares issued in reinvestment of dividends and distributions	1,467	10,210

Shares purchased	(25,776)	(178,841)

Net increase (decrease) in shares outstanding before conversion	(8,115)	(60,492)

Shares issued upon conversion from other share class(es)	17,116	120,350

Net increase (decrease) in shares outstanding	9,001	$59,858

Class C

Six months ended April 30, 2026:

Shares sold	5,615	$40,000

Shares issued in reinvestment of dividends and distributions	71	521

Shares purchased	(12)	(91)

Net increase (decrease) in shares outstanding	5,674	$40,430

Year ended October 31, 2025:

Shares issued in reinvestment of dividends and distributions	116	$805

Net increase (decrease) in shares outstanding	116	$805

Class Z

Six months ended April 30, 2026:

Shares sold	1,760,229	$12,880,007

Shares issued in reinvestment of dividends and distributions	303,406	2,214,938

Shares purchased	(1,338,470)	(9,789,150)

Net increase (decrease) in shares outstanding before conversion	725,165	5,305,795

Shares purchased upon conversion into other share class(es)	(19,178)	(140,325)

Net increase (decrease) in shares outstanding	705,987	$5,165,470

Year ended October 31, 2025:

Shares sold	16,546,576	$116,596,955

Shares issued in reinvestment of dividends and distributions	1,121,159	7,788,107

Shares purchased	(12,362,977)	(87,680,498)

Net increase (decrease) in shares outstanding before conversion	5,304,758	36,704,564

Shares issued upon conversion from other share class(es)	2,031,176	14,417,564

Shares purchased upon conversion into other share class(es)	(21,804)	(153,960)

Net increase (decrease) in shares outstanding	7,314,130	$50,968,168

Class R6

Six months ended April 30, 2026:

Shares sold	785,456	$5,750,889

Shares issued in reinvestment of dividends and distributions	584,131	4,263,880

Shares purchased	(2,322,148)	(16,891,385)

Net increase (decrease) in shares outstanding	(952,561)	$(6,876,616)

Year ended October 31, 2025:

Shares sold	1,313,559	$9,092,743

Shares issued in reinvestment of dividends and distributions	1,477,265	10,301,491

Shares purchased	(12,987,003)	(91,974,448)

Net increase (decrease) in shares outstanding before conversion	(10,196,179)	(72,580,214)

Shares issued upon conversion from other share class(es)	4,722	33,610

Notes to Financial Statements (unaudited) (continued)

Emerging Markets Debt Hard Currency (cont’d.):

Share Class	Shares	Amount
Shares purchased upon conversion into other share class(es)	(2,034,033)	$(14,417,564)
Net increase (decrease) in shares outstanding	(12,225,490)	$(86,964,168)

Emerging Markets Debt Local Currency:

Share Class	Shares	Amount

Class A
Six months ended April 30, 2026:
Shares sold	44,874	$224,382
Shares issued in reinvestment of dividends and distributions	11,756	57,907
Shares purchased	(67,468)	(331,155)
Net increase (decrease) in shares outstanding before conversion	(10,838)	(48,866)
Shares issued upon conversion from other share class(es)	180	893
Shares purchased upon conversion into other share class(es)	(36)	(171)
Net increase (decrease) in shares outstanding	(10,694)	$(48,144)

Year ended October 31, 2025:
Shares sold	19,225	$90,275
Shares issued in reinvestment of dividends and distributions	24,337	113,616
Shares purchased	(123,797)	(576,256)
Net increase (decrease) in shares outstanding before conversion	(80,235)	(372,365)
Shares issued upon conversion from other share class(es)	317	1,492
Shares purchased upon conversion into other share class(es)	(3,974)	(18,557)
Net increase (decrease) in shares outstanding	(83,892)	$(389,430)

Class C
Six months ended April 30, 2026:
Shares sold	203	$1,000
Shares issued in reinvestment of dividends and distributions	163	809
Shares purchased	(3,487)	(17,272)
Net increase (decrease) in shares outstanding before conversion	(3,121)	(15,463)
Shares purchased upon conversion into other share class(es)	(179)	(893)
Net increase (decrease) in shares outstanding	(3,300)	$(16,356)

Year ended October 31, 2025:
Shares issued in reinvestment of dividends and distributions	395	$1,864
Shares purchased	(47)	(221)
Net increase (decrease) in shares outstanding before conversion	348	1,643
Shares purchased upon conversion into other share class(es)	(315)	(1,492)
Net increase (decrease) in shares outstanding	33	$151

Class Z
Six months ended April 30, 2026:
Shares sold	1,531,387	$7,642,938
Shares issued in reinvestment of dividends and distributions	213,245	1,058,426
Shares purchased	(944,219)	(4,685,258)
Net increase (decrease) in shares outstanding before conversion	800,413	4,016,106
Shares issued upon conversion from other share class(es)	35	171
Net increase (decrease) in shares outstanding	800,448	$4,016,277

Year ended October 31, 2025:
Shares sold	1,266,905	$5,933,641
Shares issued in reinvestment of dividends and distributions	427,149	2,004,742
Shares purchased	(5,336,991)	(24,464,160)

Emerging Markets Debt Local Currency (cont’d.):

Share Class	Shares	Amount
Net increase (decrease) in shares outstanding before conversion	(3,642,937)	$(16,525,777)
Shares issued upon conversion from other share class(es)	54,253	247,437
Net increase (decrease) in shares outstanding	(3,588,684)	$(16,278,340)

Class R6
Six months ended April 30, 2026:
Shares sold	4	$21
Shares issued in reinvestment of dividends and distributions	33,794	167,859
Shares purchased	(47)	(232)
Net increase (decrease) in shares outstanding	33,751	$167,648

Year ended October 31, 2025:
Shares sold	100	$460
Shares issued in reinvestment of dividends and distributions	62,448	294,671
Shares purchased	(101,043)	(461,560)
Net increase (decrease) in shares outstanding before conversion	(38,495)	(166,429)
Shares purchased upon conversion into other share class(es)	(50,422)	(228,880)
Net increase (decrease) in shares outstanding	(88,917)	$(395,309)

8. Borrowings

The RIC, on behalf of each Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA in effect at the reporting period-end.

SCA

Term of Commitment	9/26/2025 - 9/24/2026

Total Commitment	$ 1,200,000,000

Annualized Commitment Fee on the Unused Portion of the SCA	0.15%

Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Funds indicated below utilized the SCA during the reporting period ended April 30, 2026. The average balance outstanding is for the number of days the Funds utilized the SCA.

Fund	Average Balance Outstanding	Weighted Average Interest Rates	Number of Days Outstanding	Maximum Balance Outstanding	Balance Outstanding at April 30, 2026
Jennison Emerging Markets Equity Opportunities	$2,617,375	4.75%	8	$6,282,000	$—
Jennison Global Infrastructure	8,344,000	4.79	2	12,303,000	—
Jennison Global Opportunities	3,044,000	4.78	7	10,043,000	—
Jennison International Opportunities	4,586,833	4.74	6	11,125,000	—
Emerging Markets Debt Hard Currency	5,065,000	4.75	3	5,065,000	—

Notes to Financial Statements (unaudited) (continued)

9. Risks of Investing in the Funds

Each Fund’s principal risks include, but are not limited to, some or all of the risks discussed below. For further information on the risks applicable to any given Fund, please refer to the Prospectus and Statement of Additional Information of that Fund.

Risks	Jennison Emerging Markets Equity Opportunities	Jennison Global Infrastructure	Jennison Global Opportunities
Blend Style	–	X	–
Core Style	–	–	–
Country	X	X	X
Credit	–	–	–
Currency	X	X	X
Debt Obligations	–	–	–
Derivatives	–	–	–
Distribution	–	X	–
Economic and Market Events	X	X	X
Emerging Markets	X	X	X
Equity and Equity-Related Securities	X	X	X
Foreign Securities	X	X	X
Geographic Concentration	X	–	X
Growth Style	X	–	X
Increase in Expenses	X	X	X
Infrastructure Companies	–	X	–
Interest Rate	–	–	–
Investments in China	X	–	–
Junk Bonds	–	–	–
Large Shareholder and Large Scale Redemption	X	X	X
Liquidity	–	X	X
Management	X	X	X
Market Capitalization	X	X	X
Market Disruption and Geopolitical	X	X	X
Market	X	X	X
Master Limited Partnerships	–	X	–
Non-Diversified Investment Company	–	–	–
Portfolio Turnover	X	–	X
Real Estate Investment Trust	–	X	–
Sector Exposure	X	–	X
Sovereign Debt	–	–	–

Risks	Jennison International Opportunities	Quant Solutions International Equity	Emerging Markets Debt Hard Currency	Emerging Markets Debt Local Currency
Blend Style	–	–	–	–
Core Style	–	X	–	–
Country	X	–	–	–
Credit	–	–	X	X
Currency	X	X	X	X
Debt Obligations	–	–	X	X
Derivatives	–	–	X	X
Distribution	–	–	–	–
Economic and Market Events	X	X	X	X
Emerging Markets	X	X	X	X
Equity and Equity-Related Securities	X	X	–	–
Foreign Securities	X	X	X	X
Geographic Concentration	X	X	X	X
Growth Style	X	–	–	–
Increase in Expenses	X	X	X	X
Infrastructure Companies	–	–	–	–

Risks	Jennison International Opportunities	Quant Solutions International Equity	Emerging Markets Debt Hard Currency	Emerging Markets Debt Local Currency
Interest Rate	–	–	X	X
Investments in China	–	–	–	–
Junk Bonds	–	–	X	X
Large Shareholder and Large Scale Redemption	X	X	X	X
Liquidity	X	X	X	X
Management	X	X	X	X
Market Capitalization	X	X	–	–
Market Disruption and Geopolitical	X	X	X	X
Market	X	X	X	X
Master Limited Partnerships	–	–	–	–
Non-Diversified Investment Company	–	–	–	X
Portfolio Turnover	–	X	–	–
Real Estate Investment Trust	–	–	–	–
Sector Exposure	X	X	–	–
Sovereign Debt	–	–	X	X

Blend Style Risk: The Fund’s blend investment style may subject the Fund to risks of both value and growth investing. The portion of the Fund’s portfolio that makes investments pursuant to a growth strategy may be subject to above-average fluctuations as a result of seeking higher than average capital growth. The portion of the Fund’s portfolio that makes investments pursuant to a value strategy may be subject to the risk that the market may not recognize a security’s intrinsic value for long periods of time or at all, or that a stock judged to be undervalued may actually be appropriately priced. Growth and value stocks have historically produced similar long-term results, though each category has periods when it outperforms the other. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. If the Fund’s assessment of market conditions or a company’s value is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Therefore, both styles may over time go in and out of favor with the markets. At times when a style is out of favor, that portion of the portfolio may lag the other portion of the portfolio, which may cause the Fund to underperform the market in general, its benchmark, and have a notable impact on settlement performance and other mutual funds.

Core Style Risk: The Fund’s core investment style may subject the Fund to risks of both value and growth investing. The portion of the Fund’s portfolio that makes investments pursuant to a growth strategy may be subject to above-average fluctuations as a result of seeking higher than average capital growth. The portion of the Fund’s portfolio that makes investments pursuant to a value strategy may be subject to the risk that the market may not recognize a security’s intrinsic value for long periods of time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. If the Fund’s assessment of market conditions or a company’s value is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Therefore, both styles may over time go in and out of favor with the markets. At times when a style is out of favor, that portion of the portfolio may lag the other portion of the portfolio, which may cause the Fund to underperform the market in general, its benchmark and other mutual funds. Growth and value stocks have historically produced similar long-term results, though each category has periods when it outperforms the other.

Country Risk: Changes in the business environment may adversely affect operating profits or the value of assets in a specific country. For example, financial factors such as currency controls, devaluation or regulatory changes or stability factors such as mass riots, civil war and other potential events may contribute to companies’ operational risks.

Credit Risk: This is the risk that the issuer, the guarantor, or the insurer of a fixed income security, or the counterparty to a contract may be unable or unwilling to make timely principal and interest payments or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer, or counterparty to pay back debt. The lower the credit quality of a bond, the more sensitive it is to credit risk.

Currency Risk: The Fund’s net asset value could decline as a result of changes in exchange rates, which could adversely affect the Fund’s investments in currencies, or in securities that trade in, and receive revenues related to, currencies, or in derivatives that provide exposure to currencies. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Notes to Financial Statements (unaudited) (continued)

Currency Risk - Emerging Market Debt Funds: The Fund’s assets may be invested in securities that are denominated in non-US currencies or directly in currencies. Such investments are subject to the risk that the value of a particular currency will change in relation to the US dollar or other currencies. The weakening of a country’s currency relative to the US dollar will negatively affect the dollar value of the Fund’s assets. Among the factors that may affect currency values are trade balances, levels of short term interest rates, differences in relative values of similar assets in different currencies, long term opportunities for investment and capital appreciation, central bank policy, and political developments. The Fund may attempt to hedge such risks by selling or buying currencies in the forward market; selling or buying currency futures contracts, options or other securities thereon; borrowing funds denominated in particular currencies; or any combination thereof, depending on the availability of liquidity in the hedging instruments and their relative costs. There can be no assurance that such strategies will be implemented or, if implemented, will be effective. The Fund would incur additional costs from hedging.

Debt Obligations Risk: Debt obligations are fixed investments that are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.

Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.

Distribution Risk: The Fund’s distributions may consist of net investment income, if any, and net realized gains, if any, from the sale of investments and/or return of capital. The Fund will provide to shareholders early in each calendar year the final tax character of the Fund’s distributions for the previous year. Also, at such time that the Fund distribution is expected to be from sources other than current or accumulated net income, a notice to shareholders may be required.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-U.S. investors, or that prevent non-U.S. investors from withdrawing their money at will.

The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Geographic Concentration Risk: The Fund’s performance may be closely tied to the market, economic, political, regulatory or other conditions in the countries or regions in which the Fund invests. This can result in more pronounced risks based upon conditions that impact one or more countries or regions more or less than other countries or regions.

Growth Style Risk: The Fund’s growth style may subject the Fund to above-average fluctuations as a result of seeking higher than average capital growth. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Since the Fund follows a growth investment style, there is the risk that the growth investment style may be out of favor for long periods of time. At times when the style is out of favor, the Fund may underperform the market in general, its benchmark and other mutual funds.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Infrastructure Companies Risk: Securities of infrastructure companies are more susceptible to adverse economic, social, political and regulatory occurrences than securities of companies in other industries. Infrastructure companies may be subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage, costs associated with environmental and other regulations, the level of government spending on infrastructure projects, the effects of economic slowdown, surplus capacity, technological changes, casualty losses, insufficient supply of necessary resources, increased competition from other providers of similar services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Certain infrastructure companies may operate in limited areas or have few sources of revenue.

Infrastructure companies may also be affected by or subject to:

∎ regulation by various government authorities, including regulation of rates charged to customers;

∎ service interruption due to environmental, operational or other mishaps as well as political and social unrest;

∎ the imposition of special tariffs and changes in tax laws and accounting standards; and

∎ general changes in market sentiment towards the assets of infrastructure companies.

Notes to Financial Statements (unaudited) (continued)

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” For premium bonds (bonds acquired at prices that exceed their par or principal value) purchased by the Fund, prepayment risk may be enhanced. When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Investments in China Risk: Investments in China subject the Fund to risks specific to China and may make it more volatile than other funds. Over the last few decades, the Chinese government has undertaken reform of economic and market practices and has expanded the sphere of private ownership of property in China. However, Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries, including military conflicts in response to such events, may also disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation.

China has experienced security concerns, such as terrorism and strained international relations. Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and the Fund’s investments. Export growth continues to be a major driver of China’s rapid economic growth. Reduction in spending on Chinese products and services, institution of additional tariffs or other trade barriers, including as a result of heightened trade tensions between China and the U.S., or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy or the Fund. For example, a series of executive orders issued in recent years prohibit the Fund from investing in certain companies and/or certain sectors. The restrictions in these executive orders may force the subadviser to sell certain positions and may restrict the Fund from future investments the subadviser deems otherwise attractive.

Chinese companies, including Chinese companies that are listed on U.S. exchanges, are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in more developed countries, and as a result, information about the Chinese securities in which the Fund invests may be less reliable or complete. There may be significant obstacles to obtaining information necessary for investigations into or litigation against Chinese companies and shareholders may have limited legal remedies.

Junk Bonds Risk: High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to have lower market liquidity than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market’s psychology.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Capitalization Risk: The Fund may invest in companies of any market capitalization. Generally, the stock prices of small- and mid-cap companies are less stable than the prices of large-cap stocks and may present greater risks. Large capitalization companies as a group could fall out of favor with the market, causing the Fund to underperform compared to investments that focus on smaller capitalized companies.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as the Middle East, South America, Eastern Europe, and Asia, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

Recent policy decisions of the U.S. government and governments of foreign countries may increase geopolitical risks that could adversely affect the investment performance of the Fund. These policies have the potential to impact international relations, trade agreements and the overall regulatory environment in ways that could create uncertainty and instability in domestic and global markets. Actions taken by the U.S. government and governments of foreign countries in respect of international trade relations could lead to trade wars, increased costs for imported goods, disruptions in supply chains, reduced foreign investment, and instability in regions where the Fund invests.

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Master Limited Partnerships Risk: The risks of investing in an MLP are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations.

Accordingly, there may be fewer protections afforded investors in an MLP than investors in a corporation. Investments held by MLPs may be relatively illiquid, limiting the MLPs’ ability to vary their portfolios promptly in response to changes in economic or other conditions. MLPs may have limited financial resources, their securities may trade infrequently and in limited volume, and they may be subject to more abrupt or erratic price movements than securities of larger or more broadly-based companies. The Fund’s investment in MLPs also subjects the Fund to the risks associated with the specific industry or industries in which the MLPs invest, risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns. Since MLPs generally conduct business in multiple states, the Fund may be subject to income or franchise tax in each of the states in which the partnership does business. The additional cost of preparing and filing the tax returns and paying the related taxes may adversely impact the Fund’s return on its investment in MLPs.

Non-Diversified Investment Company Risk: The Fund is non-diversified for purposes of the 1940 Act. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.

Portfolio Turnover Risk: The Fund may engage in active and frequent trading leading to an increased portfolio turnover rate. Under certain market conditions, the Fund’s turnover rate may be higher than that of other funds. Portfolio turnover generally involves some expense to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. These transactions may result in realization of taxable capital gains. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s investment performance.

Notes to Financial Statements (unaudited) (continued)

Real Estate Investment Trust (“REIT”) Risk: Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, may not be diversified geographically or by property/mortgage asset type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs may be more volatile and/or more illiquid than other types of equity securities. REITs (especially mortgage REITs) are subject to interest rate risks. REITs may incur significant amounts of leverage. The Fund will indirectly bear a portion of the expenses, including management fees, paid by each REIT in which it invests, in addition to the expenses of the Fund.

REITs must also meet certain requirements under the Internal Revenue Code of 1986, as amended (the Code) to avoid entity level tax and be eligible to pass-through certain tax attributes of their income to shareholders. REITs are consequently subject to the risk of failing to meet these requirements for favorable tax treatment and of failing to maintain their exemptions from registration under the Investment Company Act of 1940. REITs are subject to the risks of changes in the Code affecting their tax status.

Sector Exposure Risk: At times, the Fund may have a significant portion of its assets invested in the same economic sector. Issuers in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Sovereign Debt Risk: The Fund may invest in sovereign debt issued by governments, their agencies or instrumentalities, or other government-related entities. Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. In addition, there is no bankruptcy proceeding by which defaulted sovereign debt may be collected.

10. Recent Accounting Pronouncement and Regulatory Developments

During the reporting period, the Funds adopted Accounting Standards Update 2023-09, Income Taxes (Topic 740) - Improvements to Income Tax Disclosures (“ASU 2023-09”). The amendments enhance income tax disclosures by requiring greater disclosure of income taxes paid by jurisdiction. The Funds did not pay a significant amount of foreign or U.S. federal, state or local income taxes and therefore did not include any additional disclosures in these financial statements.

11. Subsequent Event

Each Fund’s management evaluated subsequent events through the date of issuance of the financial statements. There have been no subsequent events that occurred during such period that would require disclosure in, or would be required to be recognized in, the financial statements as of April 30, 2026.

Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies - None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies - Included within the Statement of Operations of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract - None.

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16 – Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 18 – Recovery of Erroneously Awarded Compensation – Not applicable.

Item 19 – Exhibits

(a)(1)	Code of Ethics – Not required, as this is not an annual filing.
(a)(2)	Policy required by the listing standards adopted pursuant to Rule 10D-1 under the Securities Exchange Act of 1934 – Not applicable.
(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.CERT.
(a)(4)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.
(a)(5)	Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential World Fund, Inc.

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	June 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	June 22, 2026

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer (Principal Financial Officer)

Date:	June 22, 2026